UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2007

Date of reporting period: January 31, 2007

ITEM 1.    Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.92%

REAL ESTATE INVESTMENT TRUSTS—99.92%
Alexandria Real Estate Equities Inc.	349,143	$37,833,135
AMB Property Corp.	1,027,665	62,533,415
Archstone-Smith Trust	2,610,815	165,029,616
AvalonBay Communities Inc.	962,506	142,797,390
Boston Properties Inc.	1,474,774	185,954,254
Camden Property Trust	690,123	54,105,643
CBL & Associates Properties Inc.	602,053	28,254,347
Cousins Properties Inc.	773,631	30,279,917
Developers Diversified Realty Corp.	1,446,790	97,108,545
Duke Realty Corp.	1,759,301	77,620,360
Equity Office Properties Trust	4,328,976	240,474,617
Equity Residential	3,729,694	209,907,178
Essex Property Trust Inc.	314,388	45,378,764
Federal Realty Investment Trust	571,394	53,379,627
General Growth Properties Inc.	2,744,180	168,821,954
Health Care Property Investors Inc.	2,079,858	85,794,142
Host Hotels & Resorts Inc.	6,022,340	159,411,340
Kimco Realty Corp.	2,974,481	147,534,258
Liberty Property Trust	1,084,515	56,112,806
Macerich Co. (The)	897,375	85,726,234
Mack-Cali Realty Corp.	203,644	11,330,752
ProLogis	3,109,430	202,112,950
Public Storage Inc.	1,816,768	197,591,688
Regency Centers Corp.	942,882	82,125,022
Simon Property Group Inc.	2,414,813	276,230,459
SL Green Realty Corp.	566,894	83,095,323
United Dominion Realty Trust Inc.	1,492,568	48,941,305
Ventas Inc.	1,172,863	54,244,914
Vornado Realty Trust	1,801,865	220,458,183
Weingarten Realty Investors	1,122,852	55,592,403

		3,365,780,541

TOTAL COMMON STOCKS
(Cost: $2,577,526,583)		3,365,780,541

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(a)(b)	1,832,922	1,832,922

		1,832,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,832,922)		1,832,922

TOTAL INVESTMENTS IN SECURITIES —99.97%
(Cost: $2,579,359,505)		3,367,613,463
Other Assets, Less Liabilities —0.03%		871,589

NET ASSETS —100.00%		$3,368,485,052

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.60%

AGRICULTURE—5.24%
Altria Group Inc.	3,800,324	$332,110,314
Universal Corp.(a)	1,578,025	76,265,948
UST Inc.	179,798	10,327,597

		418,703,859
AUTO MANUFACTURERS—1.04%
General Motors Corp.	2,539,591	83,400,168

		83,400,168
AUTO PARTS & EQUIPMENT—0.14%
Superior Industries International Inc.	529,603	10,788,013

		10,788,013
BANKS—27.39%
Associated Bancorp	2,430,716	82,936,030
Bank of America Corp.	4,618,832	242,858,187
Bank of Hawaii Corp.	404,583	21,179,920
BB&T Corp.	1,258,387	53,179,435
Citizens Banking Corp.	2,594,517	63,591,612
Colonial BancGroup Inc. (The)	16,626	408,002
Comerica Inc.	2,758,294	163,566,834
Compass Bancshares Inc.	190,451	11,598,466
F.N.B. Corp. (Pennsylvania)	2,690,767	47,330,592
Fifth Third Bancorp	1,563,289	62,375,231
First Horizon National Corp.	2,545,087	110,965,793
FirstMerit Corp.	3,821,669	86,063,986
Fulton Financial Corp.	55,004	880,064
Huntington Bancshares Inc.	2,479,948	57,733,189
KeyCorp	3,987,328	152,196,310
National City Corp.	3,613,916	136,786,721
PNC Financial Services Group	2,909,891	214,662,659
Popular Inc.	238,490	4,354,827
Provident Bankshares Corp.	1,395,215	49,446,420
Regions Financial Corp.	5,142,186	186,455,664
Sky Financial Group Inc.	2,269,908	64,351,892
SunTrust Banks Inc.	552,107	45,880,092
Synovus Financial Corp.	100,675	3,214,553
TCF Financial Corp.	309,780	7,862,216
TrustCo Bank Corp. NY	1,120,364	11,786,229
U.S. Bancorp	1,123,097	39,982,253
UnionBanCal Corp.	103,237	6,671,175
Valley National Bancorp	51,619	1,321,963
Wachovia Corp.	2,326,751	131,461,431
Wells Fargo & Co.	2,090,856	75,103,548
Whitney Holding Corp.	1,624,106	51,386,714

		2,187,592,008
BEVERAGES—0.30%
Coca-Cola Co. (The)	504,893	24,174,277

		24,174,277

BUILDING MATERIALS—0.70%
Masco Corp.	1,749,209	55,957,196

		55,957,196
CHEMICALS—6.51%
Dow Chemical Co. (The)	1,600,254	66,474,551
Eastman Chemical Co.	2,011,099	117,769,957
Lubrizol Corp.	1,580,693	81,437,303
Lyondell Chemical Co.	2,554,757	80,781,416
Olin Corp.	284,555	4,791,906
PPG Industries Inc.	1,741,478	115,442,577
RPM International Inc.	2,109,068	48,993,650
Sensient Technologies Corp.	174,240	4,300,243

		519,991,603
COMMERCIAL SERVICES—0.93%
Donnelley (R.R.) & Sons Co.	2,009,605	74,556,345

		74,556,345
DISTRIBUTION & WHOLESALE—1.43%
Genuine Parts Co.	2,396,340	113,874,077

		113,874,077
DIVERSIFIED FINANCIAL SERVICES—3.49%
Citigroup Inc.	2,128,577	117,348,450
IndyMac Bancorp Inc.	312,471	12,151,997
JPMorgan Chase & Co.	2,404,657	122,469,181
Waddell & Reed Financial Inc. Class A	1,043,361	26,783,077

		278,752,705
ELECTRIC—17.89%
Black Hills Corp.	1,208,813	44,810,698
CenterPoint Energy Inc.	1,385,442	23,912,729
Consolidated Edison Inc.	312,350	15,080,258
DPL Inc.	256,262	7,349,594
DTE Energy Co.	4,436,404	205,716,053
Duke Energy Corp.	451,533	8,890,685
Duquesne Light Holdings Inc.	3,276,315	65,559,063
Energy East Corp.	4,484,857	107,726,265
Entergy Corp.	558,451	51,852,175
Exelon Corp.	454,129	27,243,199
FirstEnergy Corp.	3,377,384	200,380,193
FPL Group Inc.	3,913,460	221,697,509
Great Plains Energy Inc.	488,452	15,303,201
Northeast Utilities	353,153	9,764,680
OGE Energy Corp.	527,998	20,444,083
Pinnacle West Capital Corp.	4,249,912	207,353,206
PNM Resources Inc.	562,749	17,152,590
PPL Corp.	3,085,746	109,852,558
Progress Energy Inc.	262,650	12,486,381
SCANA Corp.	1,376,681	56,058,450
UniSource Energy Corp.	7,098	266,317

		1,428,899,887
ELECTRICAL COMPONENTS & EQUIPMENT—0.72%
Emerson Electric Co.	1,285,644	57,815,411

		57,815,411
ENVIRONMENTAL CONTROL—0.41%
Waste Management Inc.	856,312	32,522,730

		32,522,730

FOOD—1.08%
General Mills Inc.	814,696	46,633,199
Sara Lee Corp.	2,334,587	40,038,167

		86,671,366
FOREST PRODUCTS & PAPER—0.61%
MeadWestvaco Corp.	1,626,250	49,015,175

		49,015,175
GAS—4.26%
AGL Resources Inc.	1,188,047	46,690,247
Atmos Energy Corp.	533,448	16,664,916
KeySpan Corp.	348,154	14,204,683
Nicor Inc.(a)	2,673,121	121,627,005
NiSource Inc.	4,707,052	112,027,838
Vectren Corp.	520,801	14,644,924
WGL Holdings Inc.	462,584	14,631,532

		340,491,145
HOME FURNISHINGS—0.29%
La-Z-Boy Inc.(b)	1,783,095	22,966,264

		22,966,264
HOUSEHOLD PRODUCTS & WARES—1.70%
Avery Dennison Corp.	875,291	59,834,893
Kimberly-Clark Corp.	1,089,136	75,586,038

		135,420,931
INSURANCE—5.02%
Cincinnati Financial Corp.	163,082	7,296,289
Commerce Group Inc.	264,762	7,990,517
Fidelity National Financial Inc.	605,996	14,386,345
Gallagher (Arthur J.) & Co.	1,755,156	50,320,323
Lincoln National Corp.	2,351,191	157,858,964
Unitrin Inc.	3,190,912	163,406,604

		401,259,042
INTERNET—0.18%
United Online Inc.	999,187	14,028,585

		14,028,585
MACHINERY—0.23%
Briggs & Stratton Corp.	632,830	18,757,081

		18,757,081
MEDIA—0.50%
New York Times Co. Class A	1,724,312	39,814,364

		39,814,364
OFFICE & BUSINESS EQUIPMENT—0.70%
Pitney Bowes Inc.	1,164,712	55,754,763

		55,754,763
OIL & GAS—1.58%
Chevron Corp.	1,734,967	126,444,395

		126,444,395
PACKAGING & CONTAINERS—0.97%
Sonoco Products Co.	2,007,387	77,284,400

		77,284,400

PHARMACEUTICALS—5.95%
Abbott Laboratories	929,804	49,279,612
Bristol-Myers Squibb Co.	5,089,870	146,537,357
Lilly (Eli) & Co.	858,516	46,462,886
Merck & Co. Inc.	4,512,690	201,942,878
Pfizer Inc.	1,185,519	31,108,019

		475,330,752
PIPELINES—2.65%
Kinder Morgan Inc.	1,601,240	169,731,440
ONEOK Inc.	976,621	41,906,807

		211,638,247
SAVINGS & LOANS—4.68%
Astoria Financial Corp.	658,989	19,499,485
New York Community Bancorp Inc.	3,714,680	62,740,945
People’s Bank	2,818,537	126,805,980
Washington Federal Inc.	2,009,812	46,607,540
Washington Mutual Inc.	2,652,817	118,289,110

		373,943,060
TELECOMMUNICATIONS—2.49%
AT&T Inc.	5,061,615	190,468,572
Verizon Communications Inc.	212,310	8,178,181

		198,646,753
TOYS, GAMES & HOBBIES—0.52%
Mattel Inc.	1,704,170	41,513,581

		41,513,581

TOTAL COMMON STOCKS
(Cost: $6,970,278,344)		7,956,008,183

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.30%

CERTIFICATES OF DEPOSIT(c)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$168,682	168,682
Washington Mutual Bank
5.33%, 03/19/07	210,852	210,852

		379,534
COMMERCIAL PAPER(c)—0.03%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	88,651	87,774
Aspen Funding Corp.
5.26%, 02/21/07(d)	54,822	54,661
BNP Paribas Finance Inc.
5.12%, 06/06/07	29,519	28,995
Cantabric Finance LLC
5.25%, 03/06/07(d)	67,473	67,148
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	99,522	98,735
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	97,426	95,076
Curzon Funding LLC
5.24%, 02/27/07(d)	46,261	46,086

Edison Asset Securitization LLC
5.21%, 04/11/07(d)	34,953	34,604
Eureka Securitization
5.26%, 02/09/07(d)	105,426	105,303
Five Finance Inc.
5.22%, 04/20/07(d)	38,797	38,358
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	147,596	144,468
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	138,319	137,587
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	164,465	161,763
Irish Permanent Treasury PLC
5.18%, 07/10/07	42,170	41,206
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	235,392	232,891
Lockhart Funding LLC
5.28%, 02/09/07(d)	84,341	84,242
Nationwide Building Society
5.21%, 04/13/07	80,124	79,300
Nestle Capital Corp.
5.19%, 08/09/07	50,604	49,226
Norddeutsche Landesbank
5.27%, 02/15/07	80,124	79,960
Polonius Inc.
5.26%, 02/20/07	23,852	23,785
Sedna Finance Inc.
5.22%, 04/17/07(d)	48,074	47,551
Simba Funding Corp.
5.20%, 07/23/07(d)	84,341	82,245
Societe Generale
5.18%, 05/16/07	210,852	207,697
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	214,013	212,888
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	103,908	103,430
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	49,288	49,194
Westpac Banking Corp.
5.20%, 07/12/07(d)	75,907	74,141
Zela Finance Inc.
5.20%, 07/16/07(d)	50,604	49,398

		2,517,712
MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	21,085	21,085
Cullinan Finance Corp.
5.71%, 06/28/07(d)	63,256	63,256
K2 USA LLC
5.39%, 06/04/07(d)	63,256	63,256
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	98,678	98,678

		246,275
MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(a)(e)	11,849,459	11,849,459

		11,849,459

REPURCHASE AGREEMENTS(c)—0.03%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $168,707 (collateralized by non-U.S. Government debt securities, value $173,905, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$168,682	168,682
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $126,530 (collateralized by U.S. Government obligations, value $129,162, 4.00% to 6.50%, 12/1/08 to 2/1/37).	126,511	126,511
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $8,435 (collateralized by non-U.S. Government debt securities, value $8,864, 5.43%, 3/15/08).	8,434	8,434
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $295,237 (collateralized by non-U.S. Government debt securities, value $318,168, 0.00% to 6.30%, 5/27/33 to 10/25/46).	295,193	295,193
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $92,789 (collateralized by non-U.S. Government debt securities, value $99,974, 0.00% to 6.30%, 5/27/33 to 10/25/46).	92,775	92,775
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $50,612 (collateralized by non-U.S. Government debt securities, value $54,549, 0.00% to 6.30%, 5/27/33 to 10/25/46).	50,604	50,604
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $168,707 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $175,113, 0.00% to 11.00%, 2/8/07 to 5/25/46).	168,682	168,682
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $73,477 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $76,251, 0.00% to 11.00%, 2/8/07 to 5/25/46).	73,466	73,466
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $50,612 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $52,546, 0.00% to 11.00%, 2/8/07 to 5/25/46).	50,604	50,604
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $396,462 (collateralized by non-U.S. Government debt securities, value $437,099, 2.35% to 6.27%, 10/1/33 to 12/14/36).	396,402	396,402
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $42,176 (collateralized by non-U.S. Government debt securities, value $44,323, 0.00% to 5.95%, 12/1/29 to 6/1/46).	42,170	42,170
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $21,088 (collateralized by non-U.S. Government debt securities, value $22,161, 6.38% to 9.75%, 5/15/09 to 6/15/32).	21,085	21,085
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $126,530 (collateralized by non-U.S. Government debt securities, value $131,902, 2.28% to 11.19%, 3/20/07 to 12/15/66).	126,511	126,511

Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $84,354 (collateralized by non-U.S. Government debt securities, value $87,038, 0.00% to 10.13%, 8/16/07 to 7/1/26).	84,341	84,341
Morgan Stanley 5.36%, due 2/1/07, maturity value $84,354 (collateralized by non-U.S. Government debt securities, value $96,474, 0.00% to 10.00%, 2/1/07 to 1/31/37).	84,341	84,341
Morgan Stanley 5.51%, due 6/4/07, maturity value $60,159 (collateralized by non-U.S. Government debt securities, value $79,302, 0.00% to 10.00%, 2/1/07 to 1/31/37).(f)	59,039	59,039
Wachovia Capital 5.38%, due 2/1/07, maturity value $269,931 (collateralized by non-U.S. Government debt securities, value $283,650, 0.00% to 8.31%, 2/15/08 to 8/15/48).	269,891	269,891

		2,118,731
TIME DEPOSITS(c)—0.00%
Dexia Credit Local
5.28%, 02/01/07	8,563	8,563
Societe Generale
5.28%, 02/01/07	168,682	168,682
UBS AG
5.28%, 02/01/07	126,511	126,511

		303,756
VARIABLE & FLOATING RATE NOTES(c)—0.08%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	215,912	215,935
American Express Bank
5.29%, 02/28/07	84,341	84,340
American Express Centurion Bank
5.41%, 07/19/07	92,775	92,825
American Express Credit Corp.
5.42%, 07/05/07	25,302	25,309
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	7,411	7,411
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	63,256	63,256
ASIF Global Financing
5.41%, 05/03/07(d)	8,434	8,435
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	54,822	54,822
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	122,294	122,297
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	215,069	215,074
BMW US Capital LLC
5.32%, 01/15/08(d)	84,341	84,341
BNP Paribas
5.35%, 11/19/07(d)	156,030	156,030
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	61,569	61,568
CC USA Inc.
5.36%, 07/30/07(d)	42,170	42,173
Commodore CDO Ltd.
5.44%, 12/12/07(d)	21,085	21,085
Credit Agricole SA
5.33%, 11/23/07	84,341	84,341
Cullinan Finance Corp.
5.36%, 04/25/07(d)	21,085	21,085

DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	9,462	9,462
DEPFA Bank PLC
5.40%, 12/14/07(d)	84,341	84,341
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	96,992	96,995
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	56,297	56,297
Fifth Third Bancorp
5.32%, 01/23/08(d)	168,682	168,682
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	54,822	54,819
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	88,558	88,568
Granite Master Issuer PLC
5.29%, 08/20/07(d)	295,193	295,193
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	193,984	192,487
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	126,511	126,521
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	84,341	84,341
Holmes Financing PLC
5.29%, 07/16/07(d)	147,596	147,596
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(f)	231,937	231,938
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	63,256	63,254
Kestrel Funding LLC
5.30%, 07/11/07(d)	33,736	33,735
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	50,604	50,604
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	106,869	106,869
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	92,775	92,772
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	29,734	29,734
Marshall & Ilsley Bank
5.32%, 01/15/08	46,387	46,387
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	152,634	152,634
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(f)	92,775	92,775
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	126,511	126,511
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(f)	8,434	8,434
Mound Financing PLC
5.29%, 05/08/07(d)	79,280	79,280
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	303,627	303,625
National City Bank of Indiana
5.35%, 05/21/07	42,170	42,171
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	278,325	278,360
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	84,552	84,539
Northern Rock PLC
5.36%, 08/03/07(d)	101,209	101,210

Northlake CDO I
5.42%, 09/06/07(d)	25,302	25,302
Pricoa Global Funding I
5.31%, 01/25/08	113,860	113,860
Principal Life Global Funding I
5.78%, 02/08/07(d)	37,953	37,957
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	122,294	122,293
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	84,341	84,341
Strips III LLC
5.37%, 07/24/07(d)	17,706	17,706
SunTrust Bank
5.30%, 05/01/07	84,341	84,342
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	205,792	205,783
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	139,162	139,162
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	98,927	98,927
Wachovia Bank N.A.
5.36%, 05/22/07	168,682	168,682
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	63,256	63,275
Wells Fargo & Co.
5.33%, 11/15/07(d)	42,170	42,172
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	63,256	63,256
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	253,022	252,995
Wind Master Trust
5.31%, 07/25/07(d)	33,736	33,736

		6,244,250

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,659,717)		23,659,717

TOTAL INVESTMENTS IN SECURITIES —99.90%
(Cost: $6,993,938,061)		7,979,667,900
Other Assets, Less Liabilities —0.10%		8,106,777

NET ASSETS —100.00%		$7,987,774,677

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.90%

AIRLINES—12.04%
Alaska Air Group Inc.(a)	160,310	$6,869,283
AMR Corp.(a)	306,613	11,360,012
Continental Airlines Inc. Class B(a)	305,518	12,675,942
JetBlue Airways Corp.(a)	166,503	2,277,761
SkyWest Inc.	49,403	1,340,797
Southwest Airlines Co.	316,291	4,775,994

		39,299,789
TRANSPORTATION—83.41%
Alexander & Baldwin Inc.	309,921	15,322,494
Burlington Northern Santa Fe Corp.	302,282	24,291,382
C.H. Robinson Worldwide Inc.	309,148	16,400,301
Con-way Inc.	312,010	15,519,377
CSX Corp.	405,421	14,915,439
Expeditors International Washington Inc.	315,862	13,484,149
FedEx Corp.	313,823	34,646,059
Hunt (J.B.) Transport Services Inc.	326,649	8,208,689
Landstar System Inc.	314,409	13,296,357
Norfolk Southern Corp.	292,018	14,498,694
Overseas Shipholding Group Inc.	298,415	18,540,524
Ryder System Inc.	291,575	15,902,500
Union Pacific Corp.	307,902	31,098,102
United Parcel Service Inc. Class B	307,038	22,192,707
YRC Worldwide Inc.(a)	313,599	13,908,116

		272,224,890
TRUCKING & LEASING—4.45%
GATX Corp.	318,373	14,517,809

		14,517,809

TOTAL COMMON STOCKS
(Cost: $335,325,958)		326,042,488

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	402,784	402,784

		402,784

TOTAL SHORT-TERM INVESTMENTS
(Cost: $402,784)		402,784

TOTAL INVESTMENTS IN SECURITIES —100.02%
(Cost: $335,728,742)		326,445,272
Other Assets, Less Liabilities —(0.02)%		(57,176)

NET ASSETS —100.00%		$326,388,096

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.96%

AEROSPACE & DEFENSE—85.71%
AAR Corp.(a)	65,722	$1,957,858
Alliant Techsystems Inc.(a)	37,868	3,067,308
Armor Holdings Inc.(a)	44,222	2,675,431
BE Aerospace Inc.(a)	97,554	2,905,158
Boeing Co. (The)	125,728	11,260,200
Curtiss-Wright Corp.	64,234	2,452,454
DRS Technologies Inc.	51,595	2,858,363
EDO Corp.	49,911	1,158,933
Esterline Technologies Corp.(a)	45,573	1,821,553
GenCorp Inc.(a)	105,275	1,574,914
General Dynamics Corp.	101,423	7,926,207
Goodrich Corp.	87,541	4,291,260
HEICO Corp. Class A	47,048	1,446,726
L-3 Communications Holdings Inc.	63,106	5,196,148
Lockheed Martin Corp.	91,038	8,847,983
Moog Inc. Class A(a)	59,044	2,302,126
Northrop Grumman Corp.	104,125	7,386,627
Orbital Sciences Corp.(a)	100,865	1,720,757
Raytheon Co.	137,934	7,158,775
Rockwell Collins Inc.	84,260	5,747,375
Sequa Corp. Class A(a)	14,448	1,820,304
Spirit AeroSystems Holdings Inc. Class A(a)	76,674	2,348,525
Teledyne Technologies Inc.(a)	50,804	1,938,173
Triumph Group Inc.	31,909	1,793,286
United Industrial Corp.	25,182	1,271,943
United Technologies Corp.	169,824	11,551,428

		104,479,815
ELECTRONICS—4.06%
Cubic Corp.	50,452	1,054,447
FLIR Systems Inc.(a)	85,407	2,639,930
Taser International Inc.(a)	161,435	1,251,121

		4,945,498
MANUFACTURING—3.71%
Ceradyne Inc.(a)	38,222	2,067,046
Hexcel Corp.(a)	127,514	2,453,369

		4,520,415
METAL FABRICATE & HARDWARE—5.34%
Precision Castparts Corp.	73,151	6,502,392

		6,502,392
SOFTWARE—1.14%
ManTech International Corp. Class A(a)	40,774	1,391,209

		1,391,209

TOTAL COMMON STOCKS
(Cost: $110,044,236)		121,839,329

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	78,571	78,571

		78,571

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,571)		78,571

TOTAL INVESTMENTS IN SECURITIES —100.02%
(Cost: $110,122,807)		121,917,900
Other Assets, Less Liabilities —(0.02)%		(23,886)

NET ASSETS —100.00%		$121,894,014

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.78%

AGRICULTURE—6.24%
Monsanto Co.	586,105	$32,288,524

		32,288,524
BIOTECHNOLOGY—0.12%
Cambrex Corp.	29,274	640,515

		640,515
CHEMICALS—45.48%
Air Products & Chemicals Inc.	224,979	16,796,932
Airgas Inc.	72,856	3,032,267
Albemarle Corp.	41,467	3,233,597
Ashland Inc.	61,637	4,286,853
Cabot Corp.	61,049	2,731,332
Celanese Corp. Class A	150,329	3,946,136
Chemtura Corp.	261,927	3,017,399
Cytec Industries Inc.	41,792	2,433,130
Dow Chemical Co. (The)	1,045,315	43,422,385
Du Pont (E.I.) de Nemours and Co.	996,414	49,382,278
Eastman Chemical Co.	88,242	5,167,452
Ecolab Inc.	197,440	8,667,616
Ferro Corp.	45,800	975,998
FMC Corp.	39,265	3,056,780
Fuller (H.B.) Co.	64,462	1,667,632
Georgia Gulf Corp.	37,040	770,802
Hercules Inc.(a)	123,067	2,413,344
Huntsman Corp.(a)	97,372	2,036,049
International Flavors & Fragrances Inc.	89,051	4,317,192
Lubrizol Corp.	74,141	3,819,744
Lyondell Chemical Co.	242,990	7,683,344
MacDermid Inc.	27,729	961,919
Minerals Technologies Inc.	20,991	1,218,947
Mosaic Co. (The)(a)	158,350	3,154,332
Olin Corp.	79,700	1,342,148
OM Group Inc.(a)	31,325	1,530,539
PPG Industries Inc.	179,152	11,875,986
Praxair Inc.	352,187	22,208,912
Rohm & Haas Co.	153,353	7,983,557
RPM International Inc.	128,698	2,989,655
Schulman (A.) Inc.	26,845	560,524
Sensient Technologies Corp.	49,937	1,232,445
Sigma-Aldrich Corp.	121,830	4,623,449
Valspar Corp. (The)	102,888	2,899,384

		235,440,059
COAL—5.42%
Alpha Natural Resources Inc.(a)	56,138	756,740
Arch Coal Inc.	155,161	4,611,385
CONSOL Energy Inc.	199,111	6,855,392
Foundation Coal Holdings Inc.	48,692	1,620,470

International Coal Group Inc.(a)	127,290	608,446
Massey Energy Co.	81,376	1,927,797
Peabody Energy Corp.	286,603	11,702,000

		28,082,230
ENERGY-ALTERNATE SOURCES—0.20%
Headwaters Inc.(a)(b)	45,447	1,032,556

		1,032,556
FOREST PRODUCTS & PAPER—7.49%
Bowater Inc.(b)	60,048	1,643,514
International Paper Co.	492,569	16,599,575
Neenah Paper Inc.	16,208	553,179
Wausau Paper Corp.	52,411	746,333
Weyerhaeuser Co.	256,178	19,213,350

		38,755,951
HOUSEHOLD PRODUCTS & WARES—1.40%
Avery Dennison Corp.	105,761	7,229,822

		7,229,822
IRON & STEEL—11.30%
AK Steel Holding Corp.(a)	119,848	2,521,602
Allegheny Technologies Inc.	102,367	10,593,961
Carpenter Technology Corp.	27,456	3,215,098
Chaparral Steel Co.	46,140	2,366,059
Cleveland-Cliffs Inc.	44,789	2,448,167
Nucor Corp.	297,332	19,189,807
Reliance Steel & Aluminum Co.	66,662	2,775,806
Ryerson Inc.(b)	25,099	787,356
Steel Dynamics Inc.	98,982	3,881,084
United States Steel Corp.	128,306	10,712,268

		58,491,208
MANUFACTURING—0.13%
Tredegar Corp.	30,217	694,084

		694,084
METAL FABRICATE & HARDWARE—0.97%
Commercial Metals Co.	130,917	3,549,160
Worthington Industries Inc.	77,436	1,485,222

		5,034,382
MINING—21.03%
Alcoa Inc.	944,594	30,510,386
Coeur d’Alene Mines Corp.(a)	297,377	1,302,511
Freeport-McMoRan Copper & Gold Inc.	213,274	12,265,388
Kaiser Aluminum Corp.(a)	12,711	839,562
Meridian Gold Inc.(a)	108,650	3,174,753
Newmont Mining Corp.	487,617	21,991,527
Phelps Dodge Corp.	219,973	27,188,663
RTI International Metals Inc.(a)	24,954	2,039,990
Southern Copper Corp.(b)	79,713	4,982,063
Stillwater Mining Co.(a)	48,534	629,001
Titanium Metals Corp.(a)	87,066	2,685,115
USEC Inc.(a)	92,681	1,256,754

		108,865,713

TOTAL COMMON STOCKS
(Cost: $471,961,371)		516,555,044

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.68%

CERTIFICATES OF DEPOSIT(c)—0.02%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$40,675	40,675
Washington Mutual Bank
5.33%, 03/19/07	50,843	50,843

		91,518
COMMERCIAL PAPER(c)—0.12%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	21,377	21,161
Aspen Funding Corp.
5.26%, 02/21/07(d)	13,219	13,181
BNP Paribas Finance Inc.
5.12%, 06/06/07	7,118	6,992
Cantabric Finance LLC
5.25%, 03/06/07(d)	16,270	16,192
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	23,998	23,809
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	23,493	22,926
Curzon Funding LLC
5.24%, 02/27/07(d)	11,155	11,113
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	8,428	8,344
Eureka Securitization
5.26%, 02/09/07(d)	25,422	25,392
Five Finance Inc.
5.22%, 04/20/07(d)	9,355	9,249
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	35,590	34,836
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	33,353	33,177
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	39,658	39,006
Irish Permanent Treasury PLC
5.18%, 07/10/07	10,169	9,936
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	56,761	56,158
Lockhart Funding LLC
5.28%, 02/09/07(d)	20,337	20,313
Nationwide Building Society
5.21%, 04/13/07	19,320	19,122
Nestle Capital Corp.
5.19%, 08/09/07	12,202	11,870
Norddeutsche Landesbank
5.27%, 02/15/07	19,320	19,281
Polonius Inc.
5.26%, 02/20/07	5,751	5,735
Sedna Finance Inc.
5.22%, 04/17/07(d)	11,592	11,466
Simba Funding Corp.
5.20%, 07/23/07(d)	20,337	19,832
Societe Generale
5.18%, 05/16/07	50,843	50,082
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	51,605	51,334

Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	25,056	24,941
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	11,885	11,862
Westpac Banking Corp.
5.20%, 07/12/07(d)	18,304	17,878
Zela Finance Inc.
5.20%, 07/16/07(d)	12,202	11,912

		607,100
MEDIUM-TERM NOTES(c)—0.01%
Bank of America N.A.
5.28%, 04/02/07	5,084	5,084
Cullinan Finance Corp.
5.71%, 06/28/07(d)	15,253	15,253
K2 USA LLC
5.39%, 06/04/07(d)	15,253	15,253
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	23,795	23,795

		59,385
MONEY MARKET FUNDS—0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	679,483	679,483

		679,483
REPURCHASE AGREEMENTS(c)—0.10%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $40,681 (collateralized by non-U.S. Government debt securities, value $41,934, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$40,675	40,675
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $30,511 (collateralized by U.S. Government obligations, value $31,145, 4.00% to 6.50%, 12/1/08 to 2/1/37).	30,506	30,506
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $2,034 (collateralized by non-U.S. Government debt securities, value $2,137, 5.43%, 3/15/08).	2,034	2,034
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $71,192 (collateralized by non-U.S. Government debt securities, value $76,721, 0.00% to 6.30%, 5/27/33 to 10/25/46).	71,181	71,181
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $22,374 (collateralized by non-U.S. Government debt securities, value $24,107, 0.00% to 6.30%, 5/27/33 to 10/25/46).	22,371	22,371
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $12,204 (collateralized by non-U.S. Government debt securities, value $13,153, 0.00% to 6.30%, 5/27/33 to 10/25/46).	12,202	12,202
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $40,681 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $42,225, 0.00% to 11.00%, 2/8/07 to 5/25/46).	40,675	40,675

Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $17,719 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $18,387, 0.00% to 11.00%, 2/8/07 to 5/25/46).	17,716	17,716
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $12,204 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $12,671, 0.00% to 11.00%, 2/8/07 to 5/25/46).	12,202	12,202
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $95,599 (collateralized by non-U.S. Government debt securities, value $105,399, 2.35% to 6.27%, 10/1/33 to 12/14/36).	95,585	95,585
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $10,171 (collateralized by non-U.S. Government debt securities, value $10,688, 0.00% to 5.95%, 12/1/29 to 6/1/46).	10,169	10,169
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $5,085 (collateralized by non-U.S. Government debt securities, value $5,344, 6.38% to 9.75%, 5/15/09 to 6/15/32).	5,084	5,084
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $30,511 (collateralized by non-U.S. Government debt securities, value $31,806, 2.28% to 11.19%, 3/20/07 to 12/15/66).	30,506	30,506
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $20,340 (collateralized by non-U.S. Government debt securities, value $20,988, 0.00% to 10.13%, 8/16/07 to 7/1/26).	20,337	20,337
Morgan Stanley 5.36%, due 2/1/07, maturity value $20,340 (collateralized by non-U.S. Government debt securities, value $23,263, 0.00% to 10.00%, 2/1/07 to 1/31/37).	20,337	20,337
Morgan Stanley 5.51%, due 6/4/07, maturity value $14,506 (collateralized by non-U.S. Government debt securities, value $19,122, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	14,236	14,236
Wachovia Capital 5.38%, due 2/1/07, maturity value $65,089 (collateralized by non-U.S. Government debt securities, value $68,397, 0.00% to 8.31%, 2/15/08 to 8/15/48).	65,079	65,079

		510,895
TIME DEPOSITS(c)—0.01%
Dexia Credit Local
5.28%, 02/01/07	2,065	2,065
Societe Generale
5.28%, 02/01/07	40,675	40,675
UBS AG
5.28%, 02/01/07	30,506	30,506

		73,246
VARIABLE & FLOATING RATE NOTES(c)—0.29%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	52,063	52,069
American Express Bank
5.29%, 02/28/07	20,337	20,338
American Express Centurion Bank
5.41%, 07/19/07	22,371	22,383
American Express Credit Corp.
5.42%, 07/05/07	6,101	6,103

AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	1,787	1,787
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	15,253	15,253
ASIF Global Financing
5.41%, 05/03/07(d)	2,034	2,034
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	13,219	13,219
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	29,489	29,490
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	51,860	51,861
BMW US Capital LLC
5.32%, 01/15/08(d)	20,337	20,337
BNP Paribas
5.35%, 11/19/07(d)	37,624	37,624
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	14,846	14,847
CC USA Inc.
5.36%, 07/30/07(d)	10,169	10,169
Commodore CDO Ltd.
5.44%, 12/12/07(d)	5,084	5,084
Credit Agricole SA
5.33%, 11/23/07	20,337	20,337
Cullinan Finance Corp.
5.36%, 04/25/07(d)	5,084	5,084
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	2,281	2,281
DEPFA Bank PLC
5.40%, 12/14/07(d)	20,337	20,337
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	23,388	23,388
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	13,575	13,575
Fifth Third Bancorp
5.32%, 01/23/08(d)	40,675	40,675
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	13,219	13,218
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	21,354	21,356
Granite Master Issuer PLC
5.29%, 08/20/07(d)	71,181	71,181
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	46,776	46,415
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	30,506	30,508
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	20,337	20,337
Holmes Financing PLC
5.29%, 07/16/07(d)	35,590	35,590
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	55,928	55,928
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	15,253	15,253
Kestrel Funding LLC
5.30%, 07/11/07(d)	8,135	8,135
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	12,202	12,202
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	25,770	25,769

Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	22,371	22,371
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	7,170	7,170
Marshall & Ilsley Bank
5.32%, 01/15/08	11,186	11,186
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	36,805	36,805
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	22,371	22,371
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	30,506	30,506
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	2,034	2,034
Mound Financing PLC
5.29%, 05/08/07(d)	19,117	19,117
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	73,214	73,214
National City Bank of Indiana
5.35%, 05/02/07	10,169	10,169
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	67,113	67,122
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	20,388	20,385
Northern Rock PLC
5.36%, 08/03/07(d)	24,405	24,405
Northlake CDO I
5.42%, 09/06/07(d)	6,101	6,101
Pricoa Global Funding I
5.31%, 01/25/08	27,455	27,455
Principal Life Global Funding I
5.78%, 02/08/07(d)	9,152	9,153
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	29,489	29,489
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	20,337	20,337
Strips III LLC
5.37%, 07/24/07(d)	4,270	4,270
SunTrust Bank
5.30%, 05/01/07	20,337	20,338
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	49,623	49,621
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	33,557	33,556
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	23,854	23,855
Wachovia Bank N.A.
5.36%, 05/22/07	40,675	40,675
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	15,253	15,258
Wells Fargo & Co.
5.33%, 11/15/07(d)	10,169	10,169
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	15,253	15,253
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	61,012	61,005
Wind Master Trust
5.31%, 07/25/07(d)	8,135	8,135

		1,505,692

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,527,319)		3,527,319

TOTAL INVESTMENTS IN SECURITIES —100.46%
(Cost: $475,488,690)		520,082,363
Other Assets, Less Liabilities —(0.46)%		(2,387,450)

NET ASSETS —100.00%		$517,694,913

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.86%

DIVERSIFIED FINANCIAL SERVICES—99.86%
Ameriprise Financial Inc.	108,165	$6,377,408
Bear Stearns Companies Inc. (The)	43,861	7,230,486
CBOT Holdings Inc. Class A(a)	29,027	4,899,758
Chicago Mercantile Exchange Holdings Inc.	12,747	7,180,385
E*TRADE Financial Corp.(a)	243,682	5,940,967
Edwards (A.G.) Inc.	69,663	4,612,387
GFI Group Inc.(a)	39,003	2,495,412
Goldman Sachs Group Inc. (The)	55,576	11,791,004
IntercontinentalExchange Inc.(a)	53,631	7,001,527
International Securities Exchange Holdings Inc.	59,793	2,477,224
Investment Technology Group Inc.(a)	68,923	3,005,043
Jefferies Group Inc.	124,214	3,659,345
Knight Capital Group Inc. Class A(a)	160,613	2,902,277
LaBranche & Co. Inc.(a)	195,051	1,829,578
Legg Mason Inc.	63,055	6,611,317
Lehman Brothers Holdings Inc.	118,680	9,760,243
Merrill Lynch & Co. Inc.	127,704	11,947,986
Morgan Stanley	142,695	11,813,719
Nasdaq Stock Market Inc. (The)(a)	104,811	3,571,959
NYMEX Holdings Inc.(a)(b)	17,410	2,242,930
NYSE Group Inc.(a)(b)	44,745	4,473,605
optionsXpress Holdings Inc.	99,384	2,360,370
Piper Jaffray Companies(a)	38,022	2,621,237
Raymond James Financial Inc.	112,246	3,582,892
Schwab (Charles) Corp. (The)	375,171	7,098,235
TD Ameritrade Holding Corp.(a)	237,589	4,202,950
TradeStation Group Inc.(a)	134,500	1,716,220

		143,406,464

TOTAL COMMON STOCKS
(Cost: $136,608,583)		143,406,464

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.88%

CERTIFICATES OF DEPOSIT(c)—0.09%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$56,063	56,063
Washington Mutual Bank
5.33%, 03/19/07	70,078	70,078

		126,141

COMMERCIAL PAPER(c)—0.58%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	29,464	29,176
Aspen Funding Corp.
5.26%, 02/21/07(d)	18,220	18,167
BNP Paribas Finance Inc.
5.12%, 06/06/07	9,811	9,637
Cantabric Finance LLC
5.25%, 03/06/07(d)	22,425	22,317
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	33,077	32,815
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	32,380	31,599
Curzon Funding LLC
5.24%, 02/27/07(d)	15,375	15,317
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	11,617	11,501
Eureka Securitization
5.26%, 02/09/07(d)	35,039	34,998
Five Finance Inc.
5.22%, 04/20/07(d)	12,894	12,749
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	49,055	48,015
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	45,971	45,728
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	54,661	53,763
Irish Permanent Treasury PLC
5.18%, 07/10/07	14,016	13,695
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	78,234	77,402
Lockhart Funding LLC
5.28%, 02/09/07(d)	28,031	27,998
Nationwide Building Society
5.21%, 04/13/07	26,630	26,356
Nestle Capital Corp.
5.19%, 08/09/07	16,819	16,360
Norddeutsche Landesbank
5.27%, 02/15/07	26,630	26,575
Polonius Inc.
5.26%, 02/20/07	7,927	7,905
Sedna Finance Inc.
5.22%, 04/17/07(d)	15,978	15,804
Simba Funding Corp.
5.20%, 07/23/07(d)	28,031	27,335
Societe Generale
5.18%, 05/16/07	70,078	69,029
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	71,129	70,754
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	34,534	34,375
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	16,381	16,350
Westpac Banking Corp.
5.20%, 07/12/07(d)	25,228	24,641
Zela Finance Inc.
5.20%, 07/16/07(d)	16,819	16,418

		836,779
MEDIUM-TERM NOTES(c)—0.06%
Bank of America N.A.
5.28%, 04/20/07	7,008	7,008
Cullinan Finance Corp.
5.71%, 06/28/07(d)	21,023	21,023

K2 USA LLC
5.39%, 06/04/07(d)	21,023	21,023
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	32,797	32,797

		81,851
MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	209,519	209,519

		209,519
REPURCHASE AGREEMENTS(c)—0.49%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $56,070 (collateralized by non-U.S. Government debt securities, value $57,798, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$56,062	56,062
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $42,053 (collateralized by U.S. Government obligations, value $42,928, 4.00% to 6.50%, 12/1/08 to 2/1/37).	42,047	42,047
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $2,803 (collateralized by non-U.S. Government debt securities, value $2,946, 5.43%, 3/15/08).	2,803	2,803
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $98,124 (collateralized by non-U.S. Government debt securities, value $105,745, 0.00% to 6.30%, 5/27/33 to 10/25/46).	98,109	98,109
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $30,839 (collateralized by non-U.S. Government debt securities, value $33,227, 0.00% to 6.30%, 5/27/33 to 10/25/46).	30,834	30,834
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $16,822 (collateralized by non-U.S. Government debt securities, value $18,130, 0.00% to 6.30%, 5/27/33 to 10/25/46).	16,819	16,819
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $56,070 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $58,200, 0.00% to 11.00%, 2/8/07 to 5/25/46).	56,062	56,062
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $24,422 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $25,343, 0.00% to 11.00%, 2/8/07 to 5/25/46).	24,418	24,418
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $16,822 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $17,464, 0.00% to 11.00%, 2/8/07 to 5/25/46).	16,819	16,819
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $131,767 (collateralized by non-U.S. Government debt securities, value $145,273, 2.35% to 6.27%, 10/1/33 to 12/14/36).	131,747	131,747

HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $14,018 (collateralized by non-U.S. Government debt securities, value $14,731, 0.00% to 5.95%, 12/1/29 to 6/1/46).	14,016	14,016
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $7,009 (collateralized by non-U.S. Government debt securities, value $7,365, 6.38% to 9.75%, 5/15/09 to 6/15/32).	7,008	7,008
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $42,053 (collateralized by non-U.S. Government debt securities, value $43,838, 2.28% to 11.19%, 3/20/07 to 12/15/66).	42,047	42,047
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $28,035 (collateralized by non-U.S. Government debt securities, value $28,928, 0.00% to 10.13%, 8/16/07 to 7/1/26).	28,031	28,031
Morgan Stanley 5.36%, due 2/1/07, maturity value $28,035 (collateralized by non-U.S. Government debt securities, value $32,064, 0.00% to 10.00%, 2/1/07 to 1/31/37).	28,031	28,031
Morgan Stanley 5.51%, due 6/4/07, maturity value $19,994 (collateralized by non-U.S. Government debt securities, value $26,357, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	19,622	19,622
Wachovia Capital 5.38%, due 2/1/07, maturity value $89,713 (collateralized by non-U.S. Government debt securities, value $94,273, 0.00% to 8.31%, 2/15/08 to 8/15/48).	89,700	89,700

		704,175
TIME DEPOSITS(c)—0.07%
Dexia Credit Local
5.28%, 02/01/07	2,846	2,846
Societe Generale
5.28%, 02/01/07	56,062	56,062
UBS AG
5.28%, 02/01/07	42,047	42,047

		100,955
VARIABLE & FLOATING RATE NOTES(c)—1.44%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	71,760	71,767
American Express Bank
5.29%, 02/28/07	28,031	28,032
American Express Centurion Bank
5.41%, 07/19/07	30,834	30,851
American Express Credit Corp.
5.42%, 07/05/07	8,409	8,412
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	2,463	2,463
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	21,023	21,023
ASIF Global Financing
5.41%, 05/03/07(d)	2,803	2,803
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	18,220	18,220
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	40,645	40,646
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	71,480	71,482

BMW US Capital LLC
5.32%, 01/15/08(d)	28,031	28,031
BNP Paribas
5.35%, 11/19/07(d)	51,858	51,858
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	20,463	20,462
CC USA Inc.
5.36%, 07/30/07(d)	14,016	14,017
Commodore CDO Ltd.
5.44%, 12/12/07(d)	7,008	7,008
Credit Agricole SA
5.33%, 11/23/07	28,031	28,031
Cullinan Finance Corp.
5.36%, 04/25/07(d)	7,008	7,008
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	3,145	3,145
DEPFA Bank PLC
5.40%, 12/14/07(d)	28,031	28,031
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	32,236	32,237
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	18,711	18,711
Fifth Third Bancorp
5.32%, 01/23/08(d)	56,062	56,062
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	18,220	18,220
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	29,433	29,437
Granite Master Issuer PLC
5.29%, 08/20/07(d)	98,109	98,109
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	64,472	63,973
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	42,047	42,050
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	28,031	28,031
Holmes Financing PLC
5.29%, 07/16/07(d)	49,055	49,055
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	77,086	77,085
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	21,023	21,023
Kestrel Funding LLC
5.30%, 07/11/07(d)	11,212	11,212
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	16,819	16,819
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	35,519	35,519
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	30,834	30,834
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	9,882	9,882
Marshall & Ilsley Bank
5.32%, 01/15/08	15,417	15,417
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	50,729	50,729
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	30,834	30,834
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	42,047	42,047
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	2,803	2,803

Mound Financing PLC
5.29%, 05/08/07(d)	26,349	26,349
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	100,912	100,911
National City Bank of Indiana
5.35%, 05/21/07	14,016	14,016
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	92,503	92,515
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	28,101	28,097
Northern Rock PLC
5.36%, 08/03/07(d)	33,637	33,638
Northlake CDO I
5.42%, 09/06/07(d)	8,409	8,409
Pricoa Global Funding I
5.31%, 01/25/08	37,842	37,842
Principal Life Global Funding I
5.78%, 02/08/07(d)	12,614	12,615
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	40,645	40,645
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	28,031	28,031
Strips III LLC
5.37%, 07/24/07(d)	5,885	5,885
SunTrust Bank
5.30%, 05/01/07	28,031	28,032
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	68,396	68,393
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	46,251	46,251
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	32,879	32,878
Wachovia Bank N.A.
5.36%, 05/22/07	56,062	56,062
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	21,023	21,030
Wells Fargo & Co.
5.33%, 11/15/07(d)	14,016	14,016
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	21,023	21,023
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	84,094	84,085
Wind Master Trust
5.31%, 07/25/07(d)	11,212	11,212

		2,075,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,134,734)		4,134,734

TOTAL INVESTMENTS IN SECURITIES —102.74%
(Cost: $140,743,317)		147,541,198
Other Assets, Less Liabilities —(2.74)%		(3,931,378)

NET ASSETS —100.00%		$143,609,820

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.87%

AGRICULTURE—17.83%
Altria Group Inc.	552,380	$48,272,488
Archer-Daniels-Midland Co.	159,757	5,112,224
Bunge Ltd.(a)	31,894	2,454,243
Loews Corp.-Carolina Group	28,848	1,977,242
Reynolds American Inc.	45,536	2,937,072
Universal Corp.	6,818	329,514
UST Inc.	43,139	2,477,904

		63,560,687
APPAREL—5.16%
Carter’s Inc.(b)	13,424	340,970
Coach Inc.(b)	97,686	4,479,880
Crocs Inc.(a)(b)	9,847	495,698
Hanesbrands Inc.(b)	25,600	654,848
Jones Apparel Group Inc.	29,365	1,003,108
Kellwood Co.	6,304	206,771
Liz Claiborne Inc.	27,405	1,216,782
Nike Inc. Class B	46,397	4,584,488
Phillips-Van Heusen Corp.	14,814	816,992
Polo Ralph Lauren Corp.	16,247	1,333,066
Quiksilver Inc.(b)	32,634	463,729
Stride Rite Corp.	9,525	164,402
Timberland Co. Class A(b)	13,314	401,683
VF Corp.	23,547	1,786,511
Wolverine World Wide Inc.	14,993	461,335

		18,410,263
AUTO MANUFACTURERS—2.31%
Ford Motor Co.	484,725	3,940,814
General Motors Corp.	131,042	4,303,419

		8,244,233
AUTO PARTS & EQUIPMENT—2.50%
American Axle & Manufacturing Holdings Inc.	12,045	250,295
ArvinMeritor Inc.	17,915	344,864
BorgWarner Inc.	15,178	1,040,300
Cooper Tire & Rubber Co.	16,685	266,793
Goodyear Tire & Rubber Co. (The)(b)	41,601	1,027,129
Johnson Controls Inc.	51,820	4,791,277
Lear Corp.	17,876	605,281
Modine Manufacturing Co.	8,193	214,329
Superior Industries International Inc.(a)	5,708	116,272
Visteon Corp.(b)	33,729	269,832

		8,926,372
BEVERAGES—20.69%
Anheuser-Busch Companies Inc.	193,436	9,859,433
Brown-Forman Corp. Class B	12,168	798,099
Coca-Cola Co. (The)	574,464	27,505,336
Coca-Cola Enterprises Inc.	73,964	1,517,741

Constellation Brands Inc. Class A(b)	55,686	1,377,672
Hansen Natural Corp.(b)	19,151	729,462
Molson Coors Brewing Co. Class B	19,534	1,578,347
Pepsi Bottling Group Inc.	35,130	1,111,162
PepsiAmericas Inc.	17,009	375,048
PepsiCo Inc.	443,031	28,903,342

		73,755,642
BIOTECHNOLOGY—0.06%
Martek Biosciences Corp.(b)	8,370	195,105

		195,105
COMMERCIAL SERVICES—0.18%
Weight Watchers International Inc.	12,042	650,629

		650,629
COSMETICS & PERSONAL CARE—19.76%
Alberto-Culver Co.	22,167	506,959
Avon Products Inc.	118,698	4,082,024
Colgate-Palmolive Co.	138,147	9,435,440
Estee Lauder Companies Inc. (The) Class A	30,813	1,463,618
Procter & Gamble Co.	846,887	54,937,560

		70,425,601
DISTRIBUTION & WHOLESALE—0.75%
Genuine Parts Co.	45,447	2,159,641
Pool Corp.	13,609	498,089

		2,657,730
ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
Energizer Holdings Inc.(b)	14,398	1,227,142

		1,227,142
ELECTRONICS—0.62%
Garmin Ltd.(a)	31,040	1,558,829
Gentex Corp.	38,091	666,212

		2,225,041
FOOD—10.69%
Campbell Soup Co.	64,369	2,476,919
Chiquita Brands International Inc.	10,881	172,681
ConAgra Foods Inc.	135,817	3,491,855
Corn Products International Inc.	19,872	680,616
Dean Foods Co.(b)	35,944	1,590,522
Del Monte Foods Co.	53,506	613,179
Flowers Foods Inc.	14,930	419,832
General Mills Inc.	91,542	5,239,864
Hain Celestial Group Inc.(b)	10,408	305,995
Heinz (H.J.) Co.	83,606	3,939,515
Hershey Co. (The)	42,364	2,162,259
Hormel Foods Corp.	19,858	752,618
Kellogg Co.	66,535	3,278,179
Kraft Foods Inc.	55,041	1,922,032
McCormick & Co. Inc. NVS	29,228	1,141,061
Ralcorp Holdings Inc.(b)	7,172	396,899
Sara Lee Corp.	199,033	3,413,416
Smithfield Foods Inc.(b)	29,597	777,217
Smucker (J.M.) Co. (The)	15,187	721,231
Tootsie Roll Industries Inc.	6,140	194,761
TreeHouse Foods Inc.(b)	8,189	244,114
Tyson Foods Inc. Class A	66,214	1,175,299
Wrigley (William Jr.) Co.	58,108	2,993,724

		38,103,788

HAND & MACHINE TOOLS—0.98%
Black & Decker Corp.	18,139	1,583,172
Snap-On Inc.	14,100	679,761
Stanley Works (The)	21,694	1,242,198

		3,505,131
HEALTH CARE-PRODUCTS—0.05%
Oakley Inc.	6,809	157,696

		157,696
HOME BUILDERS—4.16%
Beazer Homes USA Inc.	9,928	431,967
Centex Corp.	31,646	1,699,074
Champion Enterprises Inc.(b)	20,393	167,427
Fleetwood Enterprises Inc.(b)	17,037	156,911
Horton (D.R.) Inc.	72,842	2,116,789
Hovnanian Enterprises Inc. Class A(b)	9,161	304,970
KB Home	21,156	1,147,078
Lennar Corp. Class A	33,633	1,828,963
Lennar Corp. Class B	2,940	148,646
M.D.C. Holdings Inc.	9,170	534,336
Meritage Homes Corp.(b)	5,898	262,166
Monaco Coach Corp.	7,220	108,878
NVR Inc.(b)	1,361	942,520
Pulte Homes Inc.	56,139	1,927,813
Ryland Group Inc.	11,338	636,969
Standard-Pacific Corp.	17,266	473,779
Thor Industries Inc.	10,112	427,333
Toll Brothers Inc.(b)	31,062	1,050,827
WCI Communities Inc.(a)(b)	9,005	194,958
Winnebago Industries Inc.(a)	7,922	265,704

		14,827,108
HOME FURNISHINGS—1.18%
Ethan Allen Interiors Inc.	8,008	301,661
Furniture Brands International Inc.(a)	12,040	200,707
Harman International Industries Inc.	17,302	1,636,250
La-Z-Boy Inc.(a)	13,659	175,928
Whirlpool Corp.	20,827	1,904,213

		4,218,759
HOUSEHOLD PRODUCTS & WARES—4.20%
ACCO Brands Corp.(b)	12,730	307,175
Blyth Inc.	7,847	163,139
Church & Dwight Co. Inc.	17,325	784,996
Clorox Co. (The)	40,132	2,625,435
Fossil Inc.(b)	12,954	291,595
Jarden Corp.(b)	16,996	623,243
Kimberly-Clark Corp.	122,949	8,532,661
Scotts Miracle-Gro Co. (The) Class A	12,034	644,661
Spectrum Brands Inc.(b)	10,179	123,166
Tupperware Brands Corp.	16,006	373,420
WD-40 Co.	4,195	138,141
Yankee Candle Co. Inc. (The)	10,671	369,537

		14,977,169
HOUSEWARES—0.61%
Newell Rubbermaid Inc.	73,422	2,168,886

		2,168,886
INTERNET—0.11%
NutriSystem Inc.(b)	8,842	389,490

		389,490

LEISURE TIME—1.82%
Brunswick Corp.	24,829	846,917
Callaway Golf Co.	18,133	299,557
Harley-Davidson Inc.	69,195	4,723,943
Nautilus Inc.	8,701	141,913
Polaris Industries Inc.	10,482	490,138

		6,502,468
MACHINERY—0.11%
Briggs & Stratton Corp.	13,367	396,198

		396,198
MANUFACTURING—0.97%
Eastman Kodak Co.(a)	76,387	1,975,368
Lancaster Colony Corp.	6,855	299,838
Leggett & Platt Inc.	47,948	1,162,260

		3,437,466
OFFICE FURNISHINGS—0.48%
Herman Miller Inc.	17,434	655,518
HNI Corp.	10,503	509,816
Interface Inc. Class A(b)	13,880	211,254
Steelcase Inc. Class A	17,168	336,321

		1,712,909
PHARMACEUTICALS—0.33%
Herbalife Ltd.(b)	10,662	349,714
NBTY Inc.(b)	16,093	834,422

		1,184,136
RETAIL—0.25%
Nu Skin Enterprises Inc. Class A	14,314	264,093
Select Comfort Corp.(b)	14,160	261,110
Under Armour Inc. Class A(b)	7,478	379,882

		905,085
SOFTWARE—1.73%
Activision Inc.(b)	74,782	1,273,537
Electronic Arts Inc.(b)	80,975	4,048,750
Take-Two Interactive Software Inc.(b)	19,369	336,633
THQ Inc.(b)	16,992	514,858

		6,173,778
TEXTILES—0.83%
Cintas Corp.	37,071	1,525,472
G&K Services Inc. Class A	5,677	211,695
Mohawk Industries Inc.(b)	14,631	1,205,887

		2,943,054
TOYS, GAMES & HOBBIES—1.17%
Hasbro Inc.	38,174	1,084,142
JAKKS Pacific Inc.(b)	7,176	145,458
Marvel Entertainment Inc.(b)	16,896	471,736
Mattel Inc.	100,779	2,454,976

		4,156,312

TOTAL COMMON STOCKS
(Cost: $328,319,929)		356,037,878

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.30%

CERTIFICATES OF DEPOSIT(c)—0.04%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$63,620	63,620
Washington Mutual Bank
5.33%, 03/19/07	79,526	79,526

		143,146
COMMERCIAL PAPER(c)—0.27%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	33,436	33,106
Aspen Funding Corp.
5.26%, 02/21/07(d)	20,677	20,616
BNP Paribas Finance Inc.
5.12%, 06/06/07	11,134	10,936
Cantabric Finance LLC
5.25%, 03/06/07(d)	25,448	25,326
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	37,536	37,240
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	36,746	35,859
Curzon Funding LLC
5.24%, 02/27/07(d)	17,448	17,382
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	13,183	13,052
Eureka Securitization
5.26%, 02/09/07(d)	39,763	39,716
Five Finance Inc.
5.22%, 04/20/07(d)	14,633	14,467
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	55,668	54,489
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	52,169	51,893
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	62,030	61,011
Irish Permanent Treasury PLC
5.18%, 07/10/07	15,905	15,541
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	88,781	87,837
Lockhart Funding LLC
5.28%, 02/09/07(d)	31,810	31,773
Nationwide Building Society
5.21%, 04/13/07	30,220	29,909
Nestle Capital Corp.
5.19%, 08/09/07	19,086	18,566
Norddeutsche Landesbank
5.27%, 02/15/07	30,220	30,158
Polonius Inc.
5.26%, 02/20/07	8,996	8,971
Sedna Finance Inc.
5.22%, 04/17/07(d)	18,132	17,935
Simba Funding Corp.
5.20%, 07/23/07(d)	31,810	31,020
Societe Generale
5.18%, 05/16/07	79,526	78,336
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	80,718	80,293
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	39,190	39,010
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	18,590	18,554
Westpac Banking Corp.
5.20%, 07/12/07(d)	28,629	27,964
Zela Finance Inc.
5.20%, 07/16/07(d)	19,086	18,631

		949,591

MEDIUM-TERM NOTES(c)—0.03%
Bank of America N.A.
5.28%, 04/20/07	7,953	7,953
Cullinan Finance Corp.
5.71%, 06/28/07(d)	23,858	23,858
K2 USA LLC
5.39%, 06/04/07(d)	23,858	23,858
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	37,218	37,218

		92,887
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	185,681	185,681

		185,681
REPURCHASE AGREEMENTS(c)—0.22%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $63,630 (collateralized by non-U.S. Government debt securities, value $65,591, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$63,621	63,621
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $47,723 (collateralized by U.S. Government obligations, value $48,715, 4.00% to 6.50%, 12/1/08 to 2/1/37).	47,716	47,716
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $3,181 (collateralized by non-U.S. Government debt securities, value $3,343, 5.43%, 3/15/08).	3,181	3,181
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $111,354 (collateralized by non-U.S. Government debt securities, value $120,002, 0.00% to 6.30%, 5/27/33 to 10/25/46).	111,337	111,337
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $34,996 (collateralized by non-U.S. Government debt securities, value $37,707, 0.00% to 6.30%, 5/27/33 to 10/25/46).	34,991	34,991
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $19,089 (collateralized by non-U.S. Government debt securities, value $20,574, 0.00% to 6.30%, 5/27/33 to 10/25/46).	19,086	19,086
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $63,630 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $66,046, 0.00% to 11.00%, 2/8/07 to 5/25/46).	63,621	63,621
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $27,713 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $28,759, 0.00% to 11.00%, 2/8/07 to 5/25/46).	27,709	27,709

Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $19,089 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $19,819, 0.00% to 11.00%, 2/8/07 to 5/25/46).	19,086	19,086
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $149,532 (collateralized by non-U.S. Government debt securities, value $164,858, 2.35% to 6.27%, 10/1/33 to 12/14/36).	149,509	149,509
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $15,907 (collateralized by non-U.S. Government debt securities, value $16,717, 0.00% to 5.95%, 12/1/29 to 6/1/46).	15,905	15,905
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $7,954 (collateralized by non-U.S. Government debt securities, value $8,358, 6.38% to 9.75%, 5/15/09 to 6/15/32).	7,953	7,953
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $47,722 (collateralized by non-U.S. Government debt securities, value $49,749, 2.28% to 11.19%, 3/20/07 to 12/15/66).	47,715	47,715
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $31,815 (collateralized by non-U.S. Government debt securities, value $32,828, 0.00% to 10.13%, 8/16/07 to 7/1/26).	31,810	31,810
Morgan Stanley 5.36%, due 2/1/07, maturity value $31,815 (collateralized by non-U.S. Government debt securities, value $36,387, 0.00% to 10.00%, 2/1/07 to 1/31/37).	31,810	31,810
Morgan Stanley 5.51%, due 6/4/07, maturity value $22,690 (collateralized by non-U.S. Government debt securities, value $29,910, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	22,267	22,267
Wachovia Capital 5.38%, due 2/1/07, maturity value $101,808 (collateralized by non-U.S. Government debt securities, value $106,983, 0.00% to 8.31%, 2/15/08 to 8/15/48).	101,793	101,793

		799,110
TIME DEPOSITS(c)—0.03%
Dexia Credit Local
5.28%, 02/01/07	3,230	3,230
Societe Generale
5.28%, 02/01/07	63,621	63,621
UBS AG
5.28%, 02/01/07	47,716	47,716

		114,567
VARIABLE & FLOATING RATE NOTES(c)—0.66%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	81,434	81,443
American Express Bank
5.29%, 02/28/07	31,810	31,810
American Express Centurion Bank
5.41%, 07/19/07	34,991	35,010
American Express Credit Corp.
5.42%, 07/05/07	9,543	9,546
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	2,795	2,795
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	23,858	23,858

ASIF Global Financing
5.41%, 05/03/07(d)	3,181	3,181
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	20,677	20,677
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	46,125	46,126
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	81,116	81,119
BMW US Capital LLC
5.32%, 01/15/08(d)	31,810	31,810
BNP Paribas
5.35%, 11/19/07(d)	58,849	58,849
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	23,222	23,222
CC USA Inc.
5.36%, 07/30/07(d)	15,905	15,906
Commodore CDO Ltd.
5.44%, 12/12/07(d)	7,953	7,953
Credit Agricole SA
5.33%, 11/23/07	31,810	31,810
Cullinan Finance Corp.
5.36%, 04/25/07(d)	7,953	7,953
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	3,569	3,569
DEPFA Bank PLC
5.40%, 12/14/07(d)	31,810	31,810
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	36,582	36,582
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	21,233	21,233
Fifth Third Bancorp
5.32%, 01/23/08(d)	63,621	63,621
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	20,677	20,675
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	33,401	33,405
Granite Master Issuer PLC
5.29%, 08/20/07(d)	111,336	111,336
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	73,164	72,599
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	47,716	47,719
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	31,810	31,810
Holmes Financing PLC
5.29%, 07/16/07(d)	55,668	55,668
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	87,478	87,479
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	23,858	23,858
Kestrel Funding LLC
5.30%, 07/11/07(d)	12,724	12,724
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	19,086	19,086
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	40,307	40,307
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	34,991	34,990
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	11,215	11,215
Marshall & Ilsley Bank
5.32%, 01/15/08	17,496	17,496

Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	57,568	57,568
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	34,991	34,991
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	47,716	47,716
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	3,181	3,181
Mound Financing PLC
5.29%, 05/08/07(d)	29,902	29,902
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	114,517	114,517
National City Bank of Indiana
5.35%, 05/02/07	15,905	15,906
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	104,974	104,987
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	31,890	31,885
Northern Rock PLC
5.36%, 08/03/07(d)	38,172	38,173
Northlake CDO I
5.42%, 09/06/07(d)	9,543	9,543
Pricoa Global Funding I
5.31%, 01/25/08	42,944	42,944
Principal Life Global Funding I
5.78%, 02/08/07(d)	14,315	14,316
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	46,125	46,124
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	31,810	31,810
Strips III LLC
5.37%, 07/24/07(d)	6,678	6,678
SunTrust Bank
5.30%, 05/01/07	31,810	31,811
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	77,617	77,614
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	52,487	52,487
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	37,312	37,312
Wachovia Bank N.A.
5.36%, 05/22/07	63,621	63,621
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	23,858	23,865
Wells Fargo & Co.
5.33%, 11/15/07(d)	15,905	15,906
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	23,858	23,858
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	95,431	95,421
Wind Master Trust
5.31%, 07/25/07(d)	12,724	12,724

		2,355,110

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,640,092)		4,640,092

TOTAL INVESTMENTS IN SECURITIES —101.17%
(Cost: $332,960,021)		360,677,970
Other Assets, Less Liabilities —(1.17)%		(4,174,386)

NET ASSETS —100.00%		$356,503,584

NVS - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—2.04%
ADVO Inc.	5,825	$190,943
Catalina Marketing Corp.	6,795	193,997
Donnelley (R.H.) Corp.	13,489	898,098
Getty Images Inc.(a)	9,025	444,391
Harte-Hanks Inc.	9,788	265,353
Interpublic Group of Companies Inc.(a)	84,131	1,107,164
Lamar Advertising Co.(a)	14,026	929,643
Omnicom Group Inc.	32,763	3,446,668
ValueVision Media Inc. Class A(a)	5,712	70,029

		7,546,286
AIRLINES—1.94%
AirTran Holdings Inc.(a)	17,767	196,681
Alaska Air Group Inc.(a)	7,547	323,389
AMR Corp.(a)	37,701	1,396,822
Continental Airlines Inc. Class B(a)	17,264	716,283
JetBlue Airways Corp.(a)	31,359	428,991
SkyWest Inc.	12,211	331,407
Southwest Airlines Co.	150,736	2,276,114
UAL Corp.(a)	18,768	810,778
US Airways Group Inc.(a)	12,412	694,824

		7,175,289
APPAREL—0.19%
Guess? Inc.(a)	6,136	442,467
Gymboree Corp.(a)	6,273	271,558

		714,025
COMMERCIAL SERVICES—3.38%
ADESA Inc.	16,401	475,957
Apollo Group Inc. Class A(a)	27,162	1,178,831
Arbitron Inc.	5,692	263,938
Avis Budget Group Inc.	19,006	483,893
Block (H & R) Inc.	57,341	1,410,589
Career Education Corp.(a)	18,256	523,399
Chemed Corp.	4,887	178,375
Corinthian Colleges Inc.(a)	16,539	215,999
DeVry Inc.	11,771	331,471
ITT Educational Services Inc.(a)	8,018	622,197
Laureate Education Inc.(a)	9,044	545,715
Live Nation Inc.(a)	11,669	287,991
McKesson Corp.	56,698	3,160,913
Pre-Paid Legal Services Inc.(a)	2,621	101,904
Rent-A-Center Inc.(a)	13,267	390,846
Service Corp. Internatinal	56,635	603,163
ServiceMaster Co. (The)	55,620	725,841
Sotheby’s Holdings Inc. Class A	11,967	443,736
Stewart Enterprises Inc. Class A	17,175	122,114
Strayer Education Inc.	2,667	303,425
Valassis Communications Inc.(a)	8,830	135,717

		12,506,014

COMPUTERS—0.11%
FactSet Research Systems Inc.	7,176	416,782

		416,782
ENTERTAINMENT—1.50%
Bally Technologies Inc.(a)	8,935	171,463
DreamWorks Animation SKG Inc. Class A(a)	11,235	316,602
International Game Technology Inc.	64,567	2,806,082
International Speedway Corp. Class A	5,825	304,240
Penn National Gaming Inc.(a)	14,009	613,874
Pinnacle Entertainment Inc.(a)	10,961	378,483
Scientific Games Corp. Class A(a)	13,215	410,194
Six Flags Inc.(a)(b)	13,282	76,371
Vail Resorts Inc.(a)	6,032	278,980
Warner Music Group Corp.	8,553	183,376

		5,539,665
FOOD—3.70%
Kroger Co.	130,103	3,330,637
Performance Food Group Co.(a)	6,145	182,261
Safeway Inc.	85,604	3,084,312
SUPERVALU Inc.	39,614	1,504,540
Sysco Corp.	119,043	4,112,936
United Natural Foods Inc.(a)	7,521	248,494
Whole Foods Market Inc.	26,709	1,153,562
Wild Oats Markets Inc.(a)(b)	4,536	65,908

		13,682,650
HOUSEHOLD PRODUCTS & WARES—0.07%
American Greetings Corp. Class A	10,299	247,382

		247,382
INTERNET—4.25%
Amazon.com Inc.(a)	57,248	2,156,532
aQuantive Inc.(a)	13,241	354,859
CNET Networks Inc.(a)	25,553	233,810
eBay Inc.(a)	200,427	6,491,831
Expedia Inc.(a)	47,609	1,021,213
IAC/InterActiveCorp(a)	39,193	1,505,011
Liberty Media Holding Corp.-Liberty Interactive Group Series A(a)	120,516	2,936,975
NetFlix Inc.(a)(b)	11,127	253,696
Priceline.com Inc.(a)	6,636	282,826
ValueClick Inc.(a)	18,778	479,215

		15,715,968
LEISURE TIME—1.81%
Carnival Corp.	80,983	4,175,483
Life Time Fitness Inc.(a)	5,866	317,937
Royal Caribbean Cruises Ltd.	25,647	1,152,320
Sabre Holdings Corp.	25,113	811,401
WMS Industries Inc.(a)	5,532	219,399

		6,676,540
LODGING—5.42%
Boyd Gaming Corp.	10,995	523,032
Choice Hotels International Inc.	6,884	291,124
Gaylord Entertainment Co.(a)	7,557	417,600
Harrah’s Entertainment Inc.	35,651	3,011,796
Hilton Hotels Corp.	69,307	2,452,775

Las Vegas Sands Corp.(a)	20,067	2,088,373
Marriott International Inc. Class A	66,273	3,190,382
MGM Mirage(a)	23,102	1,616,447
Orient-Express Hotels Ltd.	8,264	393,780
Starwood Hotels & Resorts Worldwide Inc.	40,562	2,538,370
Station Casinos Inc.	8,167	679,494
Wyndham Worldwide Corp.(a)	38,354	1,196,645
Wynn Resorts Ltd.	14,651	1,637,103

		20,036,921
MANUFACTURING—0.07%
Matthews International Corp. Class A	6,253	253,559

		253,559
MEDIA—27.12%
Belo Corp.	16,986	317,978
Cablevision Systems Corp.	42,930	1,300,350
CBS Corp. Class A	3,490	108,748
CBS Corp. Class B	129,077	4,023,330
Charter Communications Inc. Class A(a)	87,429	306,001
Clear Channel Communications Inc.	86,144	3,128,750
Comcast Corp. Class A(a)	241,770	10,715,246
Comcast Corp. Class A Special(a)	135,042	5,868,925
Cox Radio Inc. Class A(a)	6,868	107,553
CTC Media Inc.(a)	5,478	117,832
Cumulus Media Inc. Class A(a)	6,913	71,480
DIRECTV Group Inc. (The)(a)	154,725	3,773,743
Discovery Holding Co. Class A(a)	51,282	849,743
Dow Jones & Co. Inc.	9,954	375,365
EchoStar Communications Corp.(a)	39,340	1,586,976
Emmis Communications Corp.	6,180	53,395
Entercom Communications Corp.	6,079	171,367
Gannett Co. Inc.	44,928	2,612,114
Gemstar-TV Guide International Inc.(a)	47,274	190,987
Idearc Inc.(a)	27,696	897,904
Lee Enterprises Inc.	7,627	253,445
Liberty Global Inc. Class A(a)	37,531	1,128,182
Liberty Global Inc. Class C(a)	37,598	1,061,392
Liberty Media Holding Corp.-Liberty Capital Group Series A(a)	25,692	2,628,292
McClatchy Co. (The) Class A	10,526	407,146
McGraw-Hill Companies Inc. (The)	67,537	4,530,382
Media General Inc. Class A	3,804	152,198
Meredith Corp.	7,458	439,724
New York Times Co. Class A	27,488	634,698
News Corp. Class A	357,068	8,301,831
News Corp. Class B	100,166	2,449,059
Radio One Inc. Class D(a)	13,646	100,298
Readers Digest Association Inc. (The)	18,688	315,640
Scholastic Corp.(a)	6,249	220,902
Scripps (E.W.) Co. Class A	15,565	760,039
Sinclair Broadcast Group Inc. Class A	8,467	99,657
Sirius Satellite Radio Inc.(a)(b)	244,080	900,655
Sun-Times Media Group Inc. Class A	10,208	45,323
Time Warner Inc.	763,482	16,697,351
Tribune Co.	27,112	828,000
Univision Communications Inc. Class A(a)	45,401	1,621,270
Viacom Inc. Class A(a)	3,490	142,148
Viacom Inc. Class B(a)	118,122	4,804,022
Walt Disney Co. (The)	372,366	13,096,112
Washington Post Co. (The) Class B	1,170	892,359
Westwood One Inc.	13,049	90,430
Wiley (John) & Sons Inc. Class A	7,648	284,200
XM Satellite Radio Holdings Inc. Class A(a)	56,768	806,673

		100,269,215

PHARMACEUTICALS—2.44%
AmerisourceBergen Corp.	38,546	2,019,039
Cardinal Health Inc.	77,834	5,558,904
Omnicare Inc.	23,208	932,729
VCA Antech Inc.(a)	15,784	530,658

		9,041,330
RETAIL—45.22%
Abercrombie & Fitch Co. Class A	16,715	1,329,511
Advance Auto Parts Inc.	20,464	776,609
Aeropostale Inc.(a)	10,266	368,960
American Eagle Outfitters Inc.	36,891	1,194,531
AnnTaylor Stores Corp.(a)	13,880	478,860
Applebee’s International Inc.	14,438	364,415
AutoNation Inc.(a)	29,504	662,365
AutoZone Inc.(a)	9,939	1,248,637
Barnes & Noble Inc.	10,172	395,996
Bed Bath & Beyond Inc.(a)	54,138	2,284,082
Best Buy Co. Inc.	76,292	3,845,117
Big Lots Inc.(a)	21,230	550,494
BJ’s Wholesale Club Inc.(a)	12,689	387,522
Blockbuster Inc. Class A(a)	19,639	127,457
Bob Evans Farms Inc.	7,002	237,858
Borders Group Inc.	11,868	248,991
Brinker International Inc.	23,720	748,366
CarMax Inc.(a)	20,452	1,174,558
Casey’s General Store Inc.	9,671	246,804
Cato Corp. Class A	5,725	129,213
CBRL Group Inc.	5,915	277,354
CEC Entertainment Inc.(a)	6,370	269,387
Charming Shoppes Inc.(a)	23,398	306,982
Cheesecake Factory Inc. (The)(a)	14,398	397,817
Chico’s FAS Inc.(a)	33,798	705,702
Children’s Place Retail Stores Inc. (The)(a)	4,541	246,168
Christopher & Banks Corp.	7,180	127,660
Circuit City Stores Inc.	33,467	683,061
Claire’s Stores Inc.	17,559	604,030
Coldwater Creek Inc.(a)	11,417	212,927
Copart Inc.(a)	12,527	368,795
Costco Wholesale Corp.	87,963	4,941,761
CVS Corp.	155,494	5,232,373
Darden Restaurants Inc.	25,742	1,007,542
Dick’s Sporting Goods Inc.(a)	6,611	340,400
Dillard’s Inc. Class A	12,752	437,904
Dollar General Corp.	59,858	1,013,995
Dollar Tree Stores Inc.(a)	19,717	620,297
Dress Barn Inc.(a)	8,342	187,445
Family Dollar Stores Inc.	27,569	893,236
Federated Department Stores Inc.	104,402	4,331,639
Foot Locker Inc.	29,987	672,908
Fred’s Inc.	6,567	88,326
GameStop Corp. Class A(a)	7,824	418,036
GameStop Corp. Class B(a)	4,561	243,831
Gap Inc. (The)	114,788	2,200,486
Genesco Inc.(a)	4,261	167,841
Group 1 Automotive Inc.	4,002	212,106
Guitar Center Inc.(a)	5,579	255,239
Home Depot Inc.	397,065	16,176,428
Hot Topic Inc.(a)	8,185	85,206
IHOP Corp.	2,874	152,897

J. Crew Group Inc.(a)	5,757	209,152
Jack in the Box Inc.(a)	6,706	414,364
Kohl’s Corp.(a)	56,041	3,973,867
Krispy Kreme Doughnuts Inc.(a)	10,293	126,913
Limited Brands Inc.	64,545	1,803,387
Longs Drug Stores Corp.	5,601	240,843
Lowe’s Companies Inc.	293,441	9,891,896
McDonald’s Corp.	235,529	10,445,711
Men’s Wearhouse Inc. (The)	9,017	387,190
99 Cents Only Stores(a)	8,717	129,447
Nordstrom Inc.	41,860	2,332,021
Office Depot Inc.(a)	53,430	1,997,748
OfficeMax Inc.	14,216	686,491
O’Reilly Automotive Inc.(a)	21,762	759,711
OSI Restaurant Partners Inc.	13,442	530,825
P.F. Chang’s China Bistro Inc.(a)(b)	5,013	198,565
Pacific Sunwear of California Inc.(a)	13,262	259,935
Panera Bread Co. Class A(a)	5,734	338,077
Pantry Inc. (The)(a)	4,348	212,226
Papa John’s International Inc.(a)	4,546	125,560
Payless ShoeSource Inc.(a)	12,637	429,026
Penney (J.C.) Co. Inc.	37,846	3,074,609
Pep Boys-Manny, Moe & Jack Inc.	8,585	131,436
PetSmart Inc.	26,900	821,526
Pier 1 Imports Inc.	14,595	98,808
RadioShack Corp.	25,932	573,097
Regis Corp.	8,726	364,660
Rite Aid Corp.(a)	101,156	623,121
Ross Stores Inc.	27,128	878,676
Ruby Tuesday Inc.	10,793	308,788
Saks Inc.	22,980	431,105
Sally Beauty Co. Inc.(a)	15,886	139,797
Sears Holdings Corp.(a)	18,336	3,239,054
Sonic Corp.(a)	13,531	300,524
Staples Inc.	140,455	3,612,503
Starbucks Corp.(a)	147,511	5,154,034
Stein Mart Inc.	4,758	64,281
Talbots Inc. (The)	4,228	99,781
Target Corp.	149,252	9,158,103
Tiffany & Co.	26,586	1,043,766
TJX Companies Inc.	86,089	2,545,652
Tractor Supply Co.(a)	6,674	335,902
Triarc Companies Inc. Class B	6,369	124,514
Tuesday Morning Corp.	5,649	94,112
Tween Brands Inc.(a)	6,481	221,585
Urban Outfitters Inc.(a)	22,503	549,073
Walgreen Co.	194,369	8,804,916
Wal-Mart Stores Inc.	496,215	23,664,493
Wendy’s International Inc.	18,222	618,819
Williams-Sonoma Inc.	17,677	618,695
Yum! Brands Inc.	50,767	3,046,528
Zale Corp.(a)	9,464	260,449

		167,175,487
SOFTWARE—0.52%
Avid Technology Inc.(a)	8,050	297,850
Dun & Bradstreet Corp.(a)	11,853	1,007,505
NAVTEQ Corp.(a)(b)	17,708	628,280

		1,933,635
TRANSPORTATION—0.13%
Laidlaw International Inc.	15,709	466,714

		466,714

TOTAL COMMON STOCKS
(Cost: $364,686,600)		369,397,462

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.63%

CERTIFICATES OF DEPOSIT(c)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$13,973	13,973
Washington Mutual Bank
5.33%, 03/19/07	17,466	17,466

		31,439
COMMERCIAL PAPER(c)—0.06%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	7,343	7,269
Aspen Funding Corp.
5.26%, 02/21/07(d)	4,541	4,528
BNP Paribas Finance Inc.
5.12%, 06/06/07	2,445	2,402
Cantabric Finance LLC
5.25%, 03/06/07(d)	5,589	5,562
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	8,244	8,179
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	8,070	7,876
Curzon Funding LLC
5.24%, 02/27/07(d)	3,832	3,818
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	2,895	2,866
Eureka Securitization
5.26%, 02/09/07(d)	8,733	8,723
Five Finance Inc.
5.22%, 04/20/07(d)	3,214	3,177
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	12,226	11,967
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	11,458	11,397
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	13,623	13,400
Irish Permanent Treasury PLC
5.18%, 07/10/07	3,493	3,413
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	19,499	19,291
Lockhart Funding LLC
5.28%, 02/09/07(d)	6,986	6,978
Nationwide Building Society
5.21%, 04/13/07	6,637	6,569
Nestle Capital Corp.
5.19%, 08/09/07	4,192	4,078
Norddeutsche Landesbank
5.27%, 02/15/07	6,637	6,623
Polonius Inc.
5.26%, 02/20/07	1,976	1,970
Sedna Finance Inc.
5.22%, 04/17/07(d)	3,982	3,939

Simba Funding Corp.
5.20%, 07/23/07(d)	6,986	6,813
Societe Generale
5.18%, 05/16/07	17,466	17,205
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	17,728	17,635
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	8,607	8,568
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	4,083	4,075
Westpac Banking Corp.
5.20%, 07/12/0(d)	6,288	6,142
Zela Finance Inc.
5.20%, 07/16/0(d)	4,192	4,092

		208,555
MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	1,747	1,747
Cullinan Finance Corp.
5.71%, 06/28/07(d)	5,240	5,240
K2 USA LLC
5.39%, 06/04/07(d)	5,240	5,240
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	8,174	8,174

		20,401
MONEY MARKET FUNDS—0.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	1,350,149	1,350,149

		1,350,149
REPURCHASE AGREEMENTS(c)—0.05%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $13,975 (collateralized by non-U.S. Government debt securities, value $14,405, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$13,973	13,973
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $10,482 (collateralized by U.S. Government obligations, value $10,699, 4.00% to 6.50%, 12/1/08 to 2/1/37).	10,480	10,480
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $699 (collateralized by non-U.S. Government debt securities, value $734, 5.43%, 3/15/08).	699	699
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $24,457 (collateralized by non-U.S. Government debt securities, value $26,355, 0.00% to 6.30%, 5/27/33 to 10/25/46).	24,453	24,453
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $7,686 (collateralized by non-U.S. Government debt securities, value $8,281, 0.00% to 6.30%, 5/27/33 to 10/25/46).	7,685	7,685
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $4,193 (collateralized by non-U.S. Government debt securities, value $4,519, 0.00% to 6.30%, 5/27/33 to 10/25/46).	4,192	4,192

Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $13,975 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $14,506, 0.00% to 11.00%, 2/8/07 to 5/25/46).	13,973	13,973
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $6,086 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $6,316, 0.00% to 11.00%, 2/8/07 to 5/25/46).	6,085	6,085
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $4,193 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $4,353, 0.00% to 11.00%, 2/8/07 to 5/25/46).	4,192	4,192
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $32,841 (collateralized by non-U.S. Government debt securities, value $36,207, 2.35% to 6.27%, 10/1/33 to 12/14/36).	32,836	32,836
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $3,494 (collateralized by non-U.S. Government debt securities, value $3,672, 0.00% to 5.95%, 12/1/29 to 6/1/46).	3,493	3,493
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $1,747 (collateralized by non-U.S. Government debt securities, value $1,836, 6.38% to 9.75%, 5/15/09 to 6/15/32).	1,747	1,747
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $10,481 (collateralized by non-U.S. Government debt securities, value $10,926, 2.28% to 11.19%, 3/20/07 to 12/15/66).	10,479	10,479
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $6,987 (collateralized by non-U.S. Government debt securities, value $7,210, 0.00% to 10.13%, 8/16/07 to 7/1/26).`	6,986	6,986
Morgan Stanley 5.36%, due 2/1/07, maturity value $6,987 (collateralized by non-U.S. Government debt securities, value $7,991, 0.00% to 10.00%, 2/1/07 to 1/31/37).	6,986	6,986
Morgan Stanley 5.51%, due 6/4/07, maturity value $4,983 (collateralized by non-U.S. Government debt securities, value $6,569, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	4,890	4,890
Wachovia Capital 5.38%, due 2/1/07, maturity value $22,359 (collateralized by non-U.S. Government debt securities, value $23,496, 0.00% to 8.31%, 2/15/08 to 8/15/48).	22,356	22,356

		175,505
TIME DEPOSITS(c)—0.01%
Dexia Credit Local
5.28%, 02/01/07	709	709
Societe Generale
5.28%, 02/01/07	13,973	13,973
UBS AG
5.28%, 02/01/07	10,480	10,480

		25,162

VARIABLE & FLOATING RATE NOTES(c)—0.14%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	17,885	17,889
American Express Bank
5.29%, 02/28/07	6,986	6,986
American Express Centurion Bank
5.41%, 07/19/07	7,685	7,689
American Express Credit Corp.
5.42%, 07/05/07	2,096	2,096
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	614	614
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	5,240	5,240
ASIF Global Financing
5.41%, 05/03/07(d)	699	699
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	4,541	4,541
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	10,130	10,130
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	17,815	17,816
BMW US Capital LLC
5.32%, 01/15/08(d)	6,986	6,986
BNP Paribas
5.35%, 11/19/07(d)	12,925	12,925
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	5,100	5,100
CC USA Inc.
5.36%, 07/30/07(d)	3,493	3,493
Commodore CDO Ltd.
5.44%, 12/12/07(d)	1,747	1,747
Credit Agricole SA
5.33%, 11/23/07	6,986	6,986
Cullinan Finance Corp.
5.36%, 04/25/07(d)	1,747	1,747
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	784	784
DEPFA Bank PLC
5.40%, 12/14/07(d)	6,986	6,986
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	8,034	8,034
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	4,663	4,663
Fifth Third Bancorp
5.32%, 01/23/08(d)	13,973	13,973
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	4,541	4,541
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	7,336	7,337
Granite Master Issuer PLC
5.29%, 08/20/07(d)	24,452	24,452
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	16,069	15,944
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	10,480	10,480
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	6,986	6,986
Holmes Financing PLC
5.29%, 07/16/07(d)	12,226	12,226
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	19,213	19,213
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	5,240	5,239
Kestrel Funding LLC
5.30%, 07/11/07(d)	2,795	2,794

Kommunalkredit Austria AG
5.32%, 02/08/08(d)	4,192	4,192
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	8,852	8,853
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	7,685	7,685
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	2,463	2,463
Marshall & Ilsley Bank
5.32%, 01/15/08	3,843	3,842
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	12,643	12,644
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	7,685	7,685
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	10,480	10,480
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	699	699
Mound Financing PLC
5.29%, 05/08/07(d)	6,567	6,567
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	25,151	25,151
National City Bank of Indiana
5.35%, 05/21/07	3,493	3,493
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	23,055	23,057
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	7,004	7,003
Northern Rock PLC
5.36%, 08/03/07(d)	8,384	8,384
Northlake CDO I
5.42%, 09/06/07(d)	2,096	2,096
Pricoa Global Funding I
5.31%, 01/25/08	9,432	9,432
Principal Life Global Funding I
5.78%, 02/08/07(d)	3,144	3,144
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	10,130	10,130
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	6,986	6,986
Strips III LLC
5.37%, 07/24/07(d)	1,467	1,467
SunTrust Bank
5.30%, 05/01/07	6,986	6,986
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	17,047	17,045
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	11,528	11,528
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	8,195	8,195
Wachovia Bank N.A.
5.36%, 05/22/07	13,973	13,973
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	5,240	5,241
Wells Fargo & Co.
5.33%, 11/15/07(d)	3,493	3,493
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	5,240	5,239
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	20,959	20,957

Wind Master Trust
5.31%, 07/25/07(d)	2,795	2,795

		517,241

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,328,452)		2,328,452

TOTAL INVESTMENTS IN SECURITIES —100.54%
(Cost: $367,015,052)		371,725,914
Other Assets, Less Liabilities —(0.54)%		(2,013,870)

NET ASSETS —100.00%		$369,712,044

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.97%

ELECTRIC—0.07%
Dynegy Inc. Class A(a)	22,004	$155,128
OGE Energy Corp.	10,506	406,792

		561,920
OIL & GAS—81.44%
Anadarko Petroleum Corp.	410,866	17,975,388
Apache Corp.	271,461	19,808,509
Atwood Oceanics Inc.(a)	1,481	71,636
Cabot Oil & Gas Corp.	43,161	2,799,422
Cheniere Energy Inc.(a)	29,396	813,681
Chesapeake Energy Corp.	201,518	5,966,948
Chevron Corp.	2,083,083	151,815,089
Cimarex Energy Co.	24,793	929,242
ConocoPhillips	626,980	41,637,742
Delta Petroleum Corp.(a)	26,096	572,807
Denbury Resources Inc.(a)	46,881	1,298,604
Devon Energy Corp.	357,662	25,068,530
Diamond Offshore Drilling Inc.	63,418	5,355,016
ENSCO International Inc.	86,921	4,421,671
EOG Resources Inc.	227,588	15,733,158
Exxon Mobil Corp.	2,745,374	203,432,213
Forest Oil Corp.(a)	24,230	773,422
GlobalSantaFe Corp.	125,877	7,302,125
Helmerich & Payne Inc.	89,742	2,407,778
Hess Corp.	232,627	12,559,532
Holly Corp.	2,102	110,754
Houston Exploration Co.(a)	13,913	727,928
Marathon Oil Corp.	239,879	21,670,669
Mariner Energy Inc.(a)	63,052	1,267,976
Murphy Oil Corp.	183,842	9,138,786
Nabors Industries Ltd.(a)	225,046	6,814,393
Newfield Exploration Co.(a)	83,924	3,592,786
Noble Corp.	95,099	7,127,670
Noble Energy Inc.	113,808	6,078,485
Occidental Petroleum Corp.	761,018	35,280,794
Patterson-UTI Energy Inc.	91,987	2,221,486
Penn Virginia Corp.	4,623	338,773
Pioneer Natural Resources Co.	115,004	4,715,164
Plains Exploration & Production Co.(a)	24,910	1,201,658
Pride International Inc.(a)	50,417	1,452,514
Quicksilver Resources Inc.(a)(b)	36,370	1,442,434
Range Resources Corp.	66,878	2,052,486
Rowan Companies Inc.	38,966	1,281,592
Southwestern Energy Co.(a)	90,422	3,477,630
Stone Energy Corp.(a)	210	7,138
Sunoco Inc.	98,714	6,231,815
Tesoro Corp.	14,943	1,231,154
TODCO(a)	30,791	1,066,292
Transocean Inc.(a)	224,374	17,359,816

Ultra Petroleum Corp.(a)	44,290	2,311,938
Unit Corp.(a)	7,790	377,659
Valero EnergyCorp.	390,215	21,180,870
Whiting Petroleum Corp.(a)	1,687	76,877
XTO Energy Inc.	175,770	8,871,112

		689,451,162

OIL & GAS SERVICES—15.46%
Baker Hughes Inc.	317,088	21,888,585
BJ Services Co.	219,898	6,082,379
Cameron International Corp.(a)	67,535	3,545,588
Core Laboratories NV(a)	9,187	757,009
FMC Technologies Inc.(a)	16,574	1,026,428
Global Industries Ltd.(a)	1,258	16,945
Grant Prideco Inc.(a)	73,665	2,886,195
Halliburton Co.	618,586	18,273,030
Hanover Compressor Co.(a)(b)	42,231	817,170
Hydril Co.(a)	1,204	95,236
Lone Star Technologies Inc.(a)	18,630	900,761
National Oilwell Varco Inc.(a)	98,546	5,975,829
Oceaneering International Inc.(a)	6,484	255,924
Schlumberger Ltd.	814,012	51,681,622
SEACOR Holdings Inc.(a)	6,251	632,789
Smith International Inc.	133,982	5,316,406
Superior Energy Services Inc.(a)	18,306	555,038
Tetra Technologies Inc.(a)	17,188	398,074
Tidewater Inc.	31,493	1,624,094
Universal Compression Holdings Inc.(a)	1,611	97,369
Weatherford International Ltd.(a)	199,880	8,071,154

		130,897,625
PIPELINES—3.00%
El Paso Corp.	235,954	3,662,006
Kinder Morgan Inc.	98,111	10,399,766
Williams Companies Inc.	420,006	11,335,962

		25,397,734

TOTAL COMMON STOCKS
(Cost: $772,774,061)		846,308,441

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.07%

CERTIFICATES OF DEPOSIT(c)—0.00%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$2,342	2,342
Washington Mutual Bank
5.33%, 03/19/07	2,927	2,927

		5,269
COMMERCIAL PAPER(c)—0.01%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/071(d)	1,231	1,216
Aspen Funding Corp.
5.26%, 02/21/07(d)	761	759
BNP Paribas Finance Inc.
5.12%, 06/06/07	410	403

Cantabric Finance LLC
5.25%, 03/06/07(d)	937	932
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	1,382	1,371
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	1,353	1,320
Curzon Funding LLC
5.24%, 02/27/07(d)	642	640
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	485	480
Eureka Securitization
5.26%, 02/09/07(d)	1,464	1,462
Five Finance Inc.
5.22%, 04/20/07(d)	539	533
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	2,049	2,006
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	1,920	1,910
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	2,283	2,246
Irish Permanent Treasury PLC
5.18%, 07/10/07	585	572
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	3,268	3,233
Lockhart Funding LLC
5.28%, 02/09/07(d)	1,171	1,170
Nationwide Building Society
5.21%, 04/13/07	1,112	1,101
Nestle Capital Corp.
5.19%, 08/09/07	703	683
Norddeutsche Landesbank
5.27%, 02/15/07	1,112	1,110
Polonius Inc.
5.26%, 02/20/07	331	330
Sedna Finance Inc.
5.22%, 04/17/07(d)	667	660
Simba Funding Corp.
5.20%, 07/23/07(d)	1,171	1,142
Societe Generale
5.18%, 05/16/07	2,927	2,883
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	2,971	2,955
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	1,443	1,436
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	684	683
Westpac Banking Corp.
5.20%, 07/12/07(d)	1,054	1,029
Zela Finance Inc.
5.20%, 07/16/07(d)	703	686

		34,951
MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	293	293
Cullinan Finance Corp.
5.71%, 06/28/07(d)	878	878
K2 USA LLC
5.39%, 06/04/07(d)	878	878
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	1,370	1,370

		3,419

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	438,263	438,263

		438,263
REPURCHASE AGREEMENTS (c)—0.00%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $2,342 (collateralized by non-U.S. Government debt securities, value $2,414, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$2,342	2,342
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $1,756 (collateralized by U.S. Government obligations, value $1,793, 4.00% to 6.50%, 12/1/08 to 2/1/37).	1,756	1,756
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $117 (collateralized by non-U.S. Government debt securities, value $123, 5.43%, 3/15/08).	117	117
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $4,099 (collateralized by non-U.S. Government debt securities, value $4,417, 0.00% to 6.30%, 5/27/33 to 10/25/46).	4,098	4,098
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $1,288 (collateralized by non-U.S. Government debt securities, value $1,388, 0.00% to 6.30%, 5/27/33 to 10/25/46).	1,288	1,288
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $703 (collateralized by non-U.S. Government debt securities, value $757, 0.00% to 6.30%, 5/27/33 to 10/25/46).	703	703
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $2,342 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,431, 0.00% to 11.00%, 2/8/07 to 5/25/46).	2,342	2,342
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $1,019 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,059, 0.00% to 11.00%, 2/8/07 to 5/25/46).	1,019	1,019
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $703 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $729, 0.00% to 11.00%, 2/8/07 to 5/25/46).	703	703
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $5,504 (collateralized by non-U.S. Government debt securities, value $6,068, 2.35% to 6.27%, 10/1/33 to 12/14/36).	5,503	5,503
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $585 (collateralized by non-U.S. Government debt securities, value $615, 0.00% to 5.95%, 12/1/29 to 6/1/46).	585	585
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $293 (collateralized by non-U.S. Government debt securities, value $308, 6.38% to 9.75%, 5/15/09 to 6/15/32).	293	293

Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $1,756 (collateralized by non-U.S. Government debt securities, value $1,831, 2.28% to 11.19%, 3/20/07 to 12/15/66).	1,756	1,756
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $1,171 (collateralized by non-U.S. Government debt securities, value $1,208, 0.00% to 10.13%, 8/16/07 to 7/1/26).	1,171	1,171
Morgan Stanley 5.36%, due 2/1/07, maturity value $1,171 (collateralized by non-U.S. Government debt securities, value $1,339, 0.00% to 10.00%, 2/1/07 to 1/31/37).	1,171	1,171
Morgan Stanley 5.51%, due 6/4/07, maturity value $836 (collateralized by non-U.S. Government debt securities, value $1,101, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	820	820
Wachovia Capital 5.38%, due 2/1/07, maturity value $3,748 (collateralized by non-U.S. Government debt securities, value $3,938, 0.00% to 8.31%, 2/15/08 to 8/15/48).	3,747	3,747

		29,414
TIME DEPOSITS(c)—0.00%
Dexia Credit Local
5.28%, 02/01/07	119	119
Societe Generale
5.28%, 02/01/07	2,342	2,342
UBS AG
5.28%, 02/01/07	1,756	1,756

		4,217
VARIABLE & FLOATING RATE NOTES(c)—0.01%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	2,997	2,998
American Express Bank
5.29%, 02/28/07	1,171	1,170
American Express Centurion Bank
5.41%, 07/19/07	1,288	1,289
American Express Credit Corp.
5.42%, 07/05/07	351	351
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	103	103
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	878	878
ASIF Global Financing
5.41%, 05/03/07(d)	117	117
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	761	761
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	1,698	1,698
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	2,986	2,986
BMW US Capital LLC
5.32%, 01/15/08(d)	1,171	1,171
BNP Paribas
5.35%, 11/19/07(d)	2,166	2,166
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	855	855
CC USA Inc.
5.36%, 07/30/07(d)	585	585

Commodore CDO Ltd.
5.44%, 12/12/07(d)	293	293
Credit Agricole SA
5.33%, 11/23/07	1,171	1,171
Cullinan Finance Corp.
5.36%, 04/25/07(d)	293	293
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	131	131
DEPFA Bank PLC
5.40%, 12/14/07(d)	1,171	1,171
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	1,347	1,346
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	782	782
Fifth Third Bancorp
5.32%, 01/23/08(d)	2,342	2,342
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	761	761
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	1,229	1,230
Granite Master Issuer PLC
5.29%, 08/20/07(d)	4,098	4,098
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	2,693	2,671
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	1,756	1,757
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	1,171	1,171
Holmes Financing PLC
5.29%, 07/16/07(d)	2,049	2,049
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	3,220	3,220
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	878	878
Kestrel Funding LLC
5.30%, 07/11/07(d)	468	468
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	703	703
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	1,484	1,483
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	1,288	1,288
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	413	413
Marshall & Ilsley Bank
5.32%, 01/15/08	644	644
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	2,119	2,119
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	1,288	1,288
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	1,756	1,756
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	117	117
Mound Financing PLC
5.29%, 05/08/07(d)	1,101	1,101
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	4,215	4,216
National City Bank of Indiana
5.35%, 05/21/07	585	585
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	3,864	3,865

Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	1,174	1,174
Northern Rock PLC
5.36%, 08/03/07(d)	1,405	1,405
Northlake CDO I
5.42%, 09/06/07(d)	351	351
Pricoa Global Funding I
5.31%, 01/25/08	1,581	1,581
Principal Life Global Funding I
5.78%, 02/08/07(d)	527	527
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	1,698	1,698
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	1,171	1,171
Strips III LLC
5.37%, 07/24/07(d)	246	246
SunTrust Bank
5.30%, 05/01/07	1,171	1,171
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	2,857	2,857
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	1,932	1,932
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	1,373	1,373
Wachovia Bank N.A.
5.36%, 05/22/07	2,342	2,342
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	878	878
Wells Fargo & Co.
5.33%, 11/15/07(d)	585	585
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	878	878
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	3,513	3,513
Wind Master Trust
5.31%, 07/25/07(d)	468	468

		86,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $602,221)		602,221

TOTAL INVESTMENTS IN SECURITIES —100.04%
(Cost: $773,376,282)		846,910,662
Other Assets, Less Liabilities —(0.04)%		(378,790)

NET ASSETS —100.00%		$846,531,872

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.81%

BANKS—27.75%
Alabama National Bancorp	3,190	$224,321
AMCORE Financial Inc.	3,835	129,508
Associated Bancorp	20,539	700,791
BancorpSouth Inc.	12,640	320,171
Bank of America Corp.	758,552	39,884,664
Bank of Hawaii Corp.	8,362	437,751
Bank of New York Co. Inc. (The)	126,635	5,066,666
BB&T Corp.	90,497	3,824,403
BOK Financial Corp.	3,749	199,334
Cathay General Bancorp	7,378	255,721
Chittenden Corp.	7,791	237,314
Citizens Banking Corp.	14,400	352,944
City National Corp.	7,003	503,726
Colonial BancGroup Inc. (The)	25,887	635,267
Comerica Inc.	26,830	1,591,019
Commerce Bancorp Inc.	31,277	1,056,537
Commerce Bancshares Inc.	11,902	584,626
Compass Bancshares Inc.	21,802	1,327,742
Cullen/Frost Bankers Inc.	9,344	500,184
East West Bancorp Inc.	9,799	376,282
F.N.B. Corp. (Pennsylvania)	10,229	179,928
Fifth Third Bancorp	79,190	3,159,681
First BanCorp (Puerto Rico)	13,237	141,371
First Community Bancorp	4,599	245,127
First Horizon National Corp.	20,805	907,098
First Midwest Bancorp Inc.	8,454	317,363
FirstMerit Corp.	12,737	286,837
Fremont General Corp.	11,792	160,371
Frontier Financial Corp.	7,653	208,391
Fulton Financial Corp.	29,540	472,640
Greater Bay Bancorp	8,725	243,776
Hancock Holding Co.	4,583	215,355
Huntington Bancshares Inc.	38,015	884,989
International Bancshares Corp.	8,462	248,021
Investors Financial Services Corp.	10,866	508,203
KeyCorp	67,769	2,586,743
M&T Bank Corp.	13,533	1,641,688
Marshall & Ilsley Corp.	41,273	1,942,307
Mellon Financial Corp.	69,656	2,977,097
Mercantile Bankshares Corp.	21,122	995,057
National City Corp.	100,696	3,811,344
Northern Trust Corp.	32,800	1,992,600
Old National Bancorp	10,326	193,509
Pacific Capital Bancorp	7,901	252,516
Park National Corp.(a)	1,880	185,236
PNC Financial Services Group	49,653	3,662,902
Popular Inc.	43,005	785,271
Provident Bankshares Corp.(a)	5,669	200,909
Regions Financial Corp.	123,632	4,482,896

Sky Financial Group Inc.	18,592	527,083
South Financial Group Inc. (The)	12,487	322,664
State Street Corp.	56,055	3,982,708
Sterling Bancshares Inc.	11,808	142,286
SunTrust Banks Inc.	59,758	4,965,890
Susquehanna Bancshares Inc.	8,696	219,487
SVB Financial Group(a)(b)	5,836	272,249
Synovus Financial Corp.	45,420	1,450,261
TCF Financial Corp.	20,763	526,965
TD Banknorth Inc.	16,984	547,734
TrustCo Bank Corp. NY(a)	12,939	136,118
Trustmark Corp.	8,530	251,294
U.S. Bancorp	296,369	10,550,736
UCBH Holdings Inc.	15,778	295,837
Umpqua Holdings Corp.	9,732	276,875
UnionBanCal Corp.	9,119	589,270
United Bancshares Inc.	6,561	239,608
United Community Banks Inc.	6,725	219,638
Valley National Bancorp	19,603	502,033
W Holding Co. Inc.	21,768	114,500
Wachovia Corp.	322,274	18,208,481
Webster Financial Corp.	9,333	464,970
Wells Fargo & Co.	532,046	19,111,092
Westamerica Bancorp	5,273	262,859
Whitney Holding Corp.	11,122	351,900
Wilmington Trust Corp.	11,540	483,872
Wintrust Financial Corp.	4,356	199,461
Zions Bancorporation	17,837	1,512,934

		158,827,002
COMMERCIAL SERVICES—0.66%
Equifax Inc.	21,152	878,443
Moody’s Corp.	40,460	2,895,318

		3,773,761
DIVERSIFIED FINANCIAL SERVICES—35.16%
Affiliated Managers Group Inc.(b)	5,081	566,023
American Express Co.	181,493	10,566,522
AmeriCredit Corp.(b)	19,770	536,558
Ameriprise Financial Inc.	36,472	2,150,389
Bear Stearns Companies Inc. (The)	18,755	3,091,762
BlackRock Inc.	2,488	417,387
Capital One Financial Corp.	69,027	5,549,771
Chicago Mercantile Exchange Holdings Inc.	5,385	3,033,371
CIT Group Inc.	33,628	1,982,707
Citigroup Inc.	838,359	46,218,732
CompuCredit Corp.(b)	5,613	198,644
Countrywide Financial Corp.	104,649	4,550,139
Doral Financial Corp.(a)	16,446	42,595
E*TRADE Financial Corp.(b)	71,942	1,753,946
Eaton Vance Corp.	21,605	741,052
Edwards (A.G.) Inc.	12,936	856,493
Federal Home Loan Mortgage Corp.	116,484	7,563,306
Federal National Mortgage Association	163,121	9,221,230
Federated Investors Inc. Class B	16,638	587,488
First Marblehead Corp. (The)	10,082	548,461
Franklin Resources Inc.	28,809	3,431,440
Friedman, Billings, Ramsey Group Inc. Class A	26,266	206,451
Goldman Sachs Group Inc.	61,307	13,006,893
IndyMac Bancorp Inc.	11,787	458,396
IntercontinentalExchange Inc.(b)	11,405	1,488,923
International Securities Exchange Holdings Inc.	6,100	252,723
Investment Technology Group Inc.(b)	7,295	318,062

Janus Capital Group Inc.	33,543	686,961
Jefferies Group Inc.	17,194	506,535
JPMorgan Chase & Co.	585,906	29,840,193
Knight Capital Group Inc. Class A(b)	17,348	313,478
LaBranche & Co. Inc.(b)	9,499	89,101
Lazard Ltd. Class A	8,440	428,414
Legg Mason Inc.	22,079	2,314,983
Lehman Brothers Holdings Inc.	89,368	7,349,624
Merrill Lynch & Co. Inc.	149,055	13,945,586
Morgan Stanley	162,768	13,475,563
Nasdaq Stock Market Inc. (The)(b)	16,526	563,206
National Financial Partners Corp.	5,745	282,080
Nuveen Investments Inc. Class A	13,344	660,528
NYSE Group Inc.(a)(b)	8,793	879,124
Piper Jaffray Companies(b)	3,188	219,781
Raymond James Financial Inc.	15,820	504,974
Rowe (T.) Price Group Inc.	44,617	2,141,170
Schwab (Charles) Corp. (The)	173,580	3,284,134
SLM Corp.	69,681	3,202,539
SWS Group Inc.	4,716	118,985
TD Ameritrade Holding Corp.(b)	41,441	733,091
Waddell & Reed Financial Inc. Class A	14,175	363,872

		201,243,386
ENERGY-ALTERNATE SOURCES—0.06%
Covanta Holding Corp.(b)	14,813	350,476

		350,476
FOREST PRODUCTS & PAPER—0.36%
Plum Creek Timber Co. Inc.	29,963	1,206,011
Potlatch Corp.	6,546	309,037
Rayonier Inc.	12,963	560,002

		2,075,050
INSURANCE—20.75%
ACE Ltd.	54,725	3,162,011
AFLAC Inc.	84,681	4,031,662
Alleghany Corp.(b)	869	311,545
Allstate Corp. (The)	105,329	6,336,593
Ambac Financial Group Inc.	17,737	1,562,630
American Financial Group Inc.	11,820	417,482
American International Group Inc.	384,431	26,314,302
American National Insurance Co.	2,679	328,017
Aon Corp.	46,006	1,649,775
Arch Capital Group Ltd.(b)	7,037	454,520
Aspen Insurance Holdings Ltd.	9,617	246,388
Assurant Inc.	17,564	976,207
Assured Guaranty Ltd.	8,240	216,218
Axis Capital Holdings Ltd.	23,640	778,938
Berkley (W.R.) Corp.	30,115	996,505
Brown & Brown Inc.	19,060	539,779
Chubb Corp.	69,994	3,642,488
Cincinnati Financial Corp.	25,606	1,145,612
Commerce Group Inc.	10,394	313,691
Conseco Inc.(b)	25,803	512,190
Delphi Financial Group Inc. Class A	7,163	282,509
Endurance Specialty Holdings Ltd.	9,903	336,702
Erie Indemnity Co. Class A	8,716	481,733
Everest Re Group Ltd.	10,980	1,027,728
First American Corp.	14,410	610,696
Gallagher (Arthur J.) & Co.	16,419	470,733
Genworth Financial Inc. Class A	76,394	2,666,151
Hanover Insurance Group Inc. (The)	8,661	416,161

Hartford Financial Services Group Inc. (The)	53,477	5,075,502
HCC Insurance Holdings Inc.	18,639	582,096
Hilb, Rogal & Hobbs Co.	6,153	259,964
Horace Mann Educators Corp.	7,303	144,818
IPC Holdings Ltd.	10,661	313,966
Lincoln National Corp.	46,818	3,143,361
Loews Corp.	78,366	3,405,786
Markel Corp.(b)	1,627	789,258
Marsh & McLennan Companies Inc.	92,811	2,737,925
MBIA Inc.	22,554	1,620,054
Mercury General Corp.	4,484	233,885
MetLife Inc.	78,013	4,846,168
MGIC Investment Corp.	14,110	870,869
Montpelier Re Holdings Ltd.	17,295	301,452
Nationwide Financial Services Inc.	9,091	496,823
Ohio Casualty Corp.	10,238	302,431
Old Republic International Corp.	36,322	809,981
PartnerRe Ltd.	9,560	650,080
Philadelphia Consolidated Holding Corp.(b)	9,956	448,617
Phoenix Companies Inc.	19,002	285,600
Platinum Underwriters Holdings Ltd.	9,848	293,963
PMI Group Inc. (The)	13,465	643,896
Principal Financial Group Inc.	45,403	2,797,279
ProAssurance Corp.(b)	5,198	264,006
Progressive Corp. (The)	119,924	2,781,038
Protective Life Corp.	10,923	534,462
Prudential Financial Inc.	80,486	7,173,717
Radian Group Inc.	13,634	821,039
Reinsurance Group of America Inc.	4,896	284,702
RenaissanceRe Holdings Ltd.	10,569	563,011
RLI Corp.	3,642	201,548
SAFECO Corp.	19,612	1,255,364
Selective Insurance Group Inc.	4,717	242,690
St. Paul Travelers Companies Inc.	116,793	5,938,924
StanCorp Financial Group Inc.	9,092	435,052
Torchmark Corp.	16,670	1,083,383
Transatlantic Holdings Inc.	4,487	281,739
Unitrin Inc.	7,372	377,520
UnumProvident Corp.	57,635	1,267,970
White Mountains Insurance Group Ltd.	1,345	779,697
Willis Group Holdings Ltd.	20,300	829,458
XL Capital Ltd. Class A	30,250	2,087,250
Zenith National Insurance Corp.	6,274	286,722

		118,772,032
REAL ESTATE—0.94%
Brookfield Properties Corp.	22,787	1,060,507
CB Richard Ellis Group Inc. Class A(b)	33,679	1,266,667
Forest City Enterprises Inc. Class A	9,943	601,054
Jones Lang LaSalle Inc.	6,124	639,958
Realogy Corp.(b)	36,182	1,081,842
St. Joe Co. (The)(a)	12,634	731,509

		5,381,537
REAL ESTATE INVESTMENT TRUSTS—11.37%
Alexandria Real Estate Equities Inc.	4,876	528,363
AMB Property Corp.	14,999	912,689
American Financial Realty Trust	21,700	242,606
American Home Mortgage Investment Corp.	7,771	271,519
Annaly Capital Management Inc.	33,341	459,439
Apartment Investment & Management Co. Class A	16,323	1,022,309
Archstone-Smith Trust	36,827	2,327,835

AvalonBay Communities Inc.	12,556	1,862,808
BioMed Realty Trust Inc.	10,881	324,580
Boston Properties Inc.	19,681	2,481,577
Brandywine Realty Trust	15,421	537,576
BRE Properties Inc. Class A	8,529	591,998
Camden Property Trust	9,477	742,997
CapitalSource Inc.	21,646	601,542
CBL & Associates Properties Inc.	10,951	513,930
Colonial Properties Trust	7,786	382,682
Corporate Office Properties Trust	7,096	378,075
Cousins Properties Inc.	7,010	274,371
Crescent Real Estate Equities Co.	16,438	329,746
Developers Diversified Realty Corp.	18,442	1,237,827
Douglas Emmett Inc.	11,156	305,228
Duke Realty Corp.	22,737	1,003,156
Entertainment Properties Trust	4,473	290,119
Equity Inns Inc.	9,417	155,381
Equity Lifestyle Properties Inc.	3,775	208,493
Equity Office Properties Trust	59,032	3,279,228
Equity Residential	49,117	2,764,305
Essex Property Trust Inc.	3,916	565,235
Federal Realty Investment Trust	9,290	867,872
FelCor Lodging Trust Inc.	10,359	228,623
First Industrial Realty Trust Inc.	7,496	354,261
Franklin Street Properties Corp.	10,813	222,207
General Growth Properties Inc.	38,233	2,352,094
Health Care Property Investors Inc.	32,580	1,343,925
Health Care REIT Inc.(a)	12,024	562,843
Healthcare Realty Trust Inc.	8,281	350,949
Highwoods Properties Inc.	9,368	409,382
Home Properties Inc.	5,661	363,946
Hospitality Properties Trust	13,542	660,850
Host Hotels & Resorts Inc.	87,831	2,324,887
HRPT Properties Trust	35,341	460,140
Impac Mortgage Holdings Inc.	12,456	107,371
iStar Financial Inc.	21,211	1,063,732
Kilroy Realty Corp.	5,569	483,612
Kimco Realty Corp.	36,658	1,818,237
KKR Financial Corp.	13,752	372,129
LaSalle Hotel Properties	6,750	321,368
Lexington Realty Trust	10,445	222,270
Liberty Property Trust	15,299	791,570
Longview Fibre Co.	11,115	233,193
Macerich Co. (The)	12,106	1,156,486
Mack-Cali Realty Corp.	10,464	582,217
Maguire Properties Inc.	6,153	267,348
Mid-America Apartment Communities Inc.	4,098	246,372
Mills Corp.	8,885	192,360
National Retail Properties Inc.	9,980	237,025
Nationwide Health Properties Inc.	13,881	462,515
New Century Financial Corp.	8,802	266,437
New Plan Excel Realty Trust Inc.	17,506	509,775
Newcastle Investment Corp.	7,724	250,412
NovaStar Financial Inc.(a)	5,979	126,994
Pennsylvania Real Estate Investment Trust	6,331	270,334
Post Properties Inc.	7,280	353,080
ProLogis	41,667	2,708,355
Public Storage Inc.	21,679	2,357,808
Realty Income Corp.	16,699	480,597
Redwood Trust Inc.	4,300	273,308
Regency Centers Corp.	11,528	1,004,089
Senior Housing Properties Trust	12,991	338,026
Simon Property Group Inc.	37,206	4,255,993

SL Green Realty Corp.	9,169	1,343,965
Strategic Hotels & Resorts Inc.	12,890	277,393
Sunstone Hotel Investors Inc.	9,798	277,185
Taubman Centers Inc.	8,937	520,759
Thornburg Mortgage Inc.	19,100	513,790
United Dominion Realty Trust Inc.	22,690	744,005
Ventas Inc.	17,603	814,139
Vornado Realty Trust	22,188	2,714,702
Washington Real Estate Investment Trust	7,668	327,807
Weingarten Realty Investors	13,516	669,177

		65,053,528
SAVINGS & LOANS—2.34%
Anchor BanCorp Wisconsin Inc.	3,345	99,882
Astoria Financial Corp.	15,126	447,578
Dime Community Bancshares Inc.	6,023	80,889
Downey Financial Corp.	3,500	250,390
First Niagara Financial Group Inc.	18,657	270,340
FirstFed Financial Corp.(b)	2,776	191,405
Hudson City Bancorp Inc.	88,416	1,217,488
MAF Bancorp Inc.	5,310	238,631
New York Community Bancorp Inc.	45,302	765,151
NewAlliance Bancshares Inc.	17,407	278,512
People’s Bank	9,940	447,201
PFF Bancorp Inc.	3,823	129,485
Provident Financial Services Inc.	10,006	182,109
Sovereign Bancorp Inc.	55,061	1,357,254
Washington Federal Inc.	14,680	340,429
Washington Mutual Inc.	159,287	7,102,607

		13,399,351
SOFTWARE—0.42%
MasterCard Inc. Class A	11,047	1,232,293
MoneyGram International Inc.	14,594	437,674
SEI Investments Co.	12,154	757,559

		2,427,526

TOTAL COMMON STOCKS
(Cost: $497,908,569)		571,303,649

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.54%

CERTIFICATES OF DEPOSIT(c)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$34,516	34,516
Washington Mutual Bank
5.33%, 03/19/07	43,145	43,145

		77,661
COMMERCIAL PAPER(c)—0.09%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	18,140	17,955
Aspen Funding Corp.
5.26%, 02/21/07(d)	11,218	11,185
BNP Paribas Finance Inc.
5.12%, 06/06/07	6,040	5,933

Cantabric Finance LLC
5.25%, 03/06/07(d)	13,806	13,740
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	20,364	20,204
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	19,936	19,455
Curzon Funding LLC
5.24%, 02/27/07(d)	9,466	9,430
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	7,152	7,081
Eureka Securitization
5.26%, 02/09/07(d)	21,573	21,547
Five Finance Inc.
5.22%, 04/20/07(d)	7,939	7,849
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	30,202	29,561
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	28,303	28,154
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	33,653	33,101
Irish Permanent Treasury PLC
5.18%, 07/10/07	8,629	8,432
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	48,167	47,654
Lockhart Funding LLC
5.28%, 02/09/07(d)	17,258	17,238
Nationwide Building Society
5.21%, 04/13/07	16,395	16,227
Nestle Capital Corp.
5.19%, 08/09/07	10,355	10,073
Norddeutsche Landesbank
5.27%, 02/15/07	16,395	16,362
Polonius Inc.
5.26%, 02/20/07	4,881	4,867
Sedna Finance Inc.
5.22%, 04/17/07(d)	9,837	9,730
Simba Funding Corp.
5.20%, 07/23/07(d)	17,258	16,829
Societe Generale
5.18%, 05/16/07	43,145	42,499
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	43,792	43,562
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	21,262	21,165
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	10,085	10,066
Westpac Banking Corp.
5.20%, 07/12/07(d)	15,532	15,171
Zela Finance Inc.
5.20%, 07/16/07(d)	10,355	10,108

		515,178
MEDIUM-TERM NOTES(c)—0.01%
Bank of America N.A.
5.28%, 04/20/07	4,315	4,315
Cullinan Finance Corp.
5.71%, 06/28/07(d)	12,944	12,944
K2 USA LLC
5.39%, 06/04/07(d)	12,944	12,944
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	20,192	20,192

		50,395

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	682,883	682,883

		682,883
REPURCHASE AGREEMENTS(c)—0.08%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $34,521 (collateralized by non-U.S. Government debt securities, value $35,585, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$34,516	34,516
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $25,891 (collateralized by U.S. Government obligations, value $26,430, 4.00% to 6.50%, 12/1/08 to 2/1/37).	25,887	25,887
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $1,726 (collateralized by non-U.S. Government debt securities, value $1,814, 5.43%, 3/15/08).	1,726	1,726
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $60,412 (collateralized by non-U.S. Government debt securities, value $65,104, 0.00% to 6.30%, 5/27/33 to 10/25/46).	60,403	60,403
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $18,987 (collateralized by non-U.S. Government debt securities, value $20,457, 0.00% to 6.30%, 5/27/33 to 10/25/46).	18,984	18,984
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $10,357 (collateralized by non-U.S. Government debt securities, value $11,162, 0.00% to 6.30%, 5/27/33 to 10/25/46).	10,355	10,355
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $34,521 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $35,832, 0.00% to 11.00%, 2/8/07 to 5/25/46).	34,516	34,516
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $15,035 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $15,603, 0.00% to 11.00%, 2/8/07 to 5/25/46).	15,033	15,033
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $10,357 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $10,752, 0.00% to 11.00%, 2/8/07 to 5/25/46).	10,355	10,355
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $81,125 (collateralized by non-U.S. Government debt securities, value $89,441, 2.35% to 6.27%, 10/1/33 to 12/14/36).	81,113	81,113
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $8,630 (collateralized by non-U.S. Government debt securities, value $9,070, 0.00% to 5.95%, 12/1/29 to 6/1/46).	8,629	8,629
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $4,316 (collateralized by non-U.S. Government debt securities, value $4,535, 6.38% to 9.75%, 5/15/09 to 6/15/32).	4,315	4,315

Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $25,891 (collateralized by non-U.S. Government debt securities, value $26,990, 2.28% to 11.19%, 3/20/07 to 12/15/66).	25,887	25,887
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $17,261 (collateralized by non-U.S. Government debt securities, value $17,810, 0.00% to 10.13%, 8/16/07 to 7/1/26).	17,258	17,258
Morgan Stanley 5.36%, due 2/1/07, maturity value $17,261 (collateralized by non-U.S. Government debt securities, value $19,741, 0.00% to 10.00%, 2/1/07 to 1/31/37).	17,258	17,258
Morgan Stanley 5.51%, due 6/4/07, maturity value $12,310 (collateralized by non-U.S. Government debt securities, value $16,227, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	12,081	12,081
Wachovia Capital 5.38%, due 2/1/07, maturity value $55,234 (collateralized by non-U.S. Government debt securities, value $58,041, 0.00% to 8.31%, 2/15/08 to 8/15/48).	55,226	55,226

		433,542
TIME DEPOSITS(c)—0.01%
Dexia Credit Local
5.28%, 02/01/07	1,752	1,752
Societe Generale
5.28%, 02/01/07	34,516	34,516
UBS AG
5.28%, 02/01/07	25,887	25,887

		62,155
VARIABLE & FLOATING RATE NOTES(c)—0.22%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	44,181	44,185
American Express Bank
5.29%, 02/28/07	17,258	17,258
American Express Centurion Bank
5.41%, 07/19/07	18,984	18,994
American Express Credit Corp.
5.42%, 07/05/07	5,177	5,179
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	1,517	1,517
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	12,944	12,944
ASIF Global Financing
5.41%, 05/03/07(d)	1,726	1,726
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	11,218	11,218
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	25,024	25,025
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	44,008	44,009
BMW US Capital LLC
5.32%, 01/15/08(d)	17,258	17,258
BNP Paribas
5.35%, 11/19/07(d)	31,927	31,927
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	12,598	12,599
CC USA Inc.
5.36%, 07/30/07(d)	8,629	8,630

Commodore CDO Ltd.
5.44%, 12/12/07(d)	4,315	4,315
Credit Agricole SA
5.33%, 11/23/07	17,258	17,258
Cullinan Finance Corp.
5.36%, 04/25/07(d)	4,315	4,315
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	1,936	1,936
DEPFA Bank PLC
5.40%, 12/14/07(d)	17,258	17,258
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	19,847	19,847
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	11,520	11,520
Fifth Third Bancorp
5.32%, 01/23/08(d)	34,516	34,516
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	11,218	11,217
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	18,121	18,123
Granite Master Issuer PLC
5.29%, 08/20/07(d)	60,403	60,403
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	39,694	39,388
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	25,887	25,889
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	17,258	17,258
Holmes Financing PLC
5.29%, 07/16/07(d)	30,202	30,202
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	47,460	47,460
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	12,944	12,943
Kestrel Funding LLC
5.30%, 07/11/07(d)	6,903	6,903
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	10,355	10,355
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	21,868	21,868
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	18,984	18,983
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	6,084	6,084
Marshall & Ilsley Bank
5.32%, 01/15/08	9,492	9,492
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	31,232	31,232
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	18,984	18,984
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	25,887	25,887
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	1,726	1,726
Mound Financing PLC
5.29%, 05/08/07(d)	16,223	16,223
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	62,129	62,129
National City Bank of Indiana
5.35%, 05/21/07	8,629	8,629
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	56,952	56,959

Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	17,301	17,299
Northern Rock PLC
5.36%, 08/03/07(d)	20,710	20,710
Northlake CDO I
5.42%, 09/06/07(d)	5,177	5,177
Pricoa Global Funding I
5.31%, 01/25/08	23,298	23,298
Principal Life Global Funding I
5.78%, 02/08/07(d)	7,766	7,767
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	25,024	25,024
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	17,258	17,258
Strips III LLC
5.37%, 07/24/07(d)	3,623	3,623
SunTrust Bank
5.30%, 05/01/07	17,258	17,258
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	42,110	42,107
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	28,476	28,476
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	20,243	20,242
Wachovia Bank N.A.
5.36%, 05/22/07	34,516	34,516
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	12,944	12,947
Wells Fargo & Co.
5.33%, 11/15/07(d)	8,629	8,629
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	12,944	12,944
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	51,774	51,768
Wind Master Trust
5.31%, 07/25/07(d)	6,903	6,903

		1,277,717

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,099,531)		3,099,531

TOTAL INVESTMENTS IN SECURITIES —100.35%
(Cost: $501,008,100)		574,403,180
Other Assets, Less Liabilities —(0.35)%		(2,010,788)

NET ASSETS —100.00%		$572,392,392

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.79%

BANKS—41.68%
Alabama National Bancorp	2,643	$185,856
AMCORE Financial Inc.	3,184	107,524
Associated Bancorp	17,235	588,058
BancorpSouth Inc.	10,407	263,609
Bank of America Corp.	630,378	33,145,275
Bank of Hawaii Corp.	6,975	365,141
Bank of New York Co. Inc. (The)	105,249	4,211,013
BB&T Corp.	75,276	3,181,164
BOK Financial Corp.	3,071	163,285
Cathay General Bancorp	6,129	212,431
Chittenden Corp.	6,482	197,442
Citizens Banking Corp.	12,489	306,105
City National Corp.	5,773	415,252
Colonial BancGroup Inc. (The)	21,544	528,690
Comerica Inc.	22,286	1,321,560
Commerce Bancorp Inc.	26,006	878,483
Commerce Bancshares Inc.	9,888	485,699
Compass Bancshares Inc.	18,066	1,100,219
Cullen/Frost Bankers Inc.	7,878	421,709
East West Bancorp Inc.	8,094	310,810
F.N.B. Corp. (Pennsylvania)	8,379	147,387
Fifth Third Bancorp	65,972	2,632,283
First BanCorp (Puerto Rico)	9,463	101,065
First Community Bancorp	3,814	203,286
First Horizon National Corp.	17,280	753,408
First Midwest Bancorp Inc.	6,988	262,330
FirstMerit Corp.	10,662	240,108
Fremont General Corp.	8,957	121,815
Frontier Financial Corp.	6,360	173,183
Fulton Financial Corp.	24,435	390,960
Greater Bay Bancorp	7,129	199,184
Hancock Holding Co.	3,890	182,791
Huntington Bancshares Inc.	31,632	736,393
International Bancshares Corp.	6,941	203,441
Investors Financial Services Corp.	9,157	428,273
KeyCorp	56,298	2,148,895
M&T Bank Corp.	11,253	1,365,101
Marshall & Ilsley Corp.	34,433	1,620,417
Mellon Financial Corp.	57,931	2,475,971
Mercantile Bankshares Corp.	17,572	827,817
National City Corp.	83,774	3,170,846
Northern Trust Corp.	27,273	1,656,835
Old National Bancorp	8,538	160,002
Pacific Capital Bancorp	6,633	211,991
Park National Corp.	1,602	157,845
PNC Financial Services Group	41,345	3,050,021
Popular Inc.	35,731	652,448
Provident Bankshares Corp.	4,779	169,368
Regions Financial Corp.	102,774	3,726,585

Sky Financial Group Inc.	15,409	436,845
South Financial Group Inc. (The)	10,498	271,268
State Street Corp.	46,612	3,311,783
Sterling Bancshares Inc.	9,788	117,945
SunTrust Banks Inc.	49,583	4,120,347
Susquehanna Bancshares Inc.	7,376	186,170
SVB Financial Group (a)(b)	4,897	228,445
Synovus Financial Corp.	37,663	1,202,580
TCF Financial Corp.	17,494	443,998
TD Banknorth Inc.	14,042	452,855
TrustCo Bank Corp. NY(b)	10,839	114,026
Trustmark Corp.	6,969	205,307
U.S. Bancorp	246,241	8,766,180
UCBH Holdings Inc.	13,393	251,119
Umpqua Holdings Corp.	8,159	232,124
UnionBanCal Corp.	7,634	493,309
United Bancshares Inc.	5,537	202,211
United Community Banks Inc.	5,607	183,125
Valley National Bancorp	16,195	414,754
W Holding Co. Inc.	16,885	88,815
Wachovia Corp.	267,775	15,129,288
Webster Financial Corp.	7,633	380,276
Wells Fargo & Co.	442,164	15,882,531
Westamerica Bancorp	4,333	216,000
Whitney Holding Corp.	9,290	293,936
Wilmington Trust Corp.	9,682	405,966
Wintrust Financial Corp.	3,693	169,102
Zions Bancorporation	14,813	1,256,439

		132,016,118
COMMERCIAL SERVICES—0.99%
Equifax Inc.	17,591	730,554
Moody’s Corp.	33,551	2,400,910

		3,131,464
DIVERSIFIED FINANCIAL SERVICES—52.74%
Affiliated Managers Group Inc.(a)	4,237	472,002
American Express Co.	150,807	8,779,984
AmeriCredit Corp.(a)	16,268	441,514
Ameriprise Financial Inc.	30,324	1,787,903
Bear Stearns Companies Inc. (The)	15,632	2,576,935
BlackRock Inc.	2,108	353,638
Capital One Financial Corp.	57,371	4,612,628
Chicago Mercantile Exchange Holdings Inc.	4,484	2,525,837
CIT Group Inc.	27,963	1,648,698
Citigroup Inc.	696,708	38,409,512
CompuCredit Corp.(a)(b)	4,532	160,387
Countrywide Financial Corp.	86,876	3,777,368
Doral Financial Corp.	9,276	24,025
E*TRADE Financial Corp.(a)	59,766	1,457,095
Eaton Vance Corp.	17,913	614,416
Edwards (A.G.) Inc.	10,727	710,235
Federal Home Loan Mortgage Corp.	96,765	6,282,951
Federal National Mortgage Association	135,698	7,671,008
Federated Investors Inc. Class B	13,875	489,926
First Marblehead Corp. (The)	8,584	466,970
Franklin Resources Inc.	23,968	2,854,828
Goldman Sachs Group Inc.	50,949	10,809,340
IndyMac Bancorp Inc.	9,651	375,327
IntercontinentalExchange Inc.(a)	9,487	1,238,528
International Securities Exchange Holdings Inc.	5,082	210,547
Investment Technology Group Inc.(a)	6,023	262,603
Janus Capital Group Inc.	27,904	571,474

Jefferies Group Inc.	14,402	424,283
JPMorgan Chase & Co.	486,913	24,798,479
Knight Capital Group Inc. Class A(a)	14,605	263,912
LaBranche & Co. Inc. (a)	7,840	73,539
Lazard Ltd. Class A	6,848	347,604
Legg Mason Inc.	18,377	1,926,828
Lehman Brothers Holdings Inc.	74,269	6,107,883
Merrill Lynch & Co. Inc.	123,857	11,588,061
Morgan Stanley	135,260	11,198,175
Nasdaq Stock Market Inc. (The)(a)	13,595	463,318
National Financial Partners Corp.	4,712	231,359
Nuveen Investments Inc. Class A	11,105	549,698
NYSE Group Inc.(a)(b)	7,327	732,553
Piper Jaffray Companies(a)	2,644	182,277
Raymond James Financial Inc.	13,132	419,173
Rowe (T.) Price Group Inc.	36,990	1,775,150
Schwab (Charles) Corp. (The)	144,071	2,725,823
SLM Corp.	57,828	2,657,775
SWS Group Inc.	3,756	94,764
TD Ameritrade Holding Corp.(a)	34,679	613,472
Waddell & Reed Financial Inc. Class A	12,005	308,168

		167,067,973
INSURANCE—0.23%
MGIC Investment Corp.	11,684	721,136

		721,136
SAVINGS & LOANS—3.52%
Anchor BanCorp Wisconsin Inc.	3,050	91,073
Astoria Financial Corp.	12,697	375,704
Dime Community Bancshares Inc.	4,804	64,518
Downey Financial Corp.	2,928	209,469
First Niagara Financial Group Inc.	15,917	230,637
FirstFed Financial Corp.(a)	2,314	159,550
Hudson City Bancorp Inc.	73,583	1,013,238
MAF Bancorp Inc.	4,332	194,680
New York Community Bancorp Inc.	37,521	633,730
NewAlliance Bancshares Inc.	14,386	230,176
People’s Bank	8,429	379,221
PFF Bancorp Inc.	3,067	103,879
Provident Financial Services Inc.	8,601	156,538
Sovereign Bancorp Inc.	45,717	1,126,924
Washington Federal Inc.	12,283	284,843
Washington Mutual Inc.	132,315	5,899,926

		11,154,106
SOFTWARE—0.63%
MasterCard Inc. Class A	9,162	1,022,021
MoneyGram International Inc.	12,019	360,450
SEI Investments Co.	10,107	629,969

		2,012,440

TOTAL COMMON STOCKS
(Cost: $302,885,016)		316,103,237

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.36%

CERTIFICATES OF DEPOSIT(c)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$11,331	11,331
Washington Mutual Bank
5.33%, 03/19/07	14,163	14,163

		25,494
COMMERCIAL PAPER(c)—0.05%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	5,955	5,890
Aspen Funding Corp.
5.26%, 02/21/07(d)	3,682	3,672
BNP Paribas Finance Inc.
5.12%, 06/06/07	1,983	1,948
Cantabric Finance LLC
5.25%, 03/06/07(d)	4,532	4,510
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	6,685	6,632
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	6,544	6,386
Curzon Funding LLC
5.24%, 02/27/07(d)	3,107	3,096
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	2,348	2,324
Eureka Securitization
5.26%, 02/09/07(d)	7,081	7,073
Five Finance Inc.
5.22%, 04/20/07(d)	2,606	2,576
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	9,914	9,704
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	9,291	9,242
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	11,047	10,865
Irish Permanent Treasury PLC
5.18%, 07/10/07	2,833	2,768
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	15,811	15,643
Lockhart Funding LLC
5.28%, 02/09/07(d)	5,665	5,658
Nationwide Building Society
5.21%, 04/13/07	5,382	5,327
Nestle Capital Corp.
5.19%, 08/09/07	3,399	3,306
Norddeutsche Landesbank
5.27%, 02/15/07	5,382	5,371
Polonius Inc.
5.26%, 02/20/07	1,602	1,598
Sedna Finance Inc.
5.22%, 04/17/07(d)	3,229	3,194
Simba Funding Corp.
5.20%, 07/23/07(d)	5,665	5,524
Societe Generale
5.18%, 05/16/07	14,163	13,951
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	14,375	14,299
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	6,979	6,947
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	3,311	3,304
Westpac Banking Corp.
5.20%, 07/12/07(d)	5,099	4,980
Zela Finance Inc.
5.20%, 07/16/07(d)	3,399	3,318

		169,106

MEDIUM-TERM NOTES(c)—0.01%
Bank of America N.A.
5.28%, 04/20/07	1,416	1,416
Cullinan Finance Corp.
5.71%, 06/28/07(d)	4,249	4,249
K2 USA LLC
5.39%, 06/04/07(d)	4,249	4,249
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	6,628	6,628

		16,542
MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	355,740	355,740

		355,740
REPURCHASE AGREEMENTS(c)—0.04%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $11,332 (collateralized by non-U.S. Government debt securities, value $11,681, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$11,330	11,330
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $8,499 (collateralized by U.S. Government obligations, value $8,676, 4.00% to 6.50%, 12/1/08 to 2/1/37).	8,498	8,498
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $567 (collateralized by non-U.S. Government debt securities, value $595, 5.43%, 3/15/08).	567	567
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $19,831 (collateralized by non-U.S. Government debt securities, value $21,371, 0.00% to 6.30%, 5/27/33 to 10/25/46).	19,828	19,828
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $6,233 (collateralized by non-U.S. Government debt securities, value $6,715, 0.00% to 6.30%, 5/27/33 to 10/25/46).	6,232	6,232
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $3,400 (collateralized by non-U.S. Government debt securities, value $3,664, 0.00% to 6.30%, 5/27/33 to 10/25/46).	3,399	3,399
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $11,332 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $11,762, 0.00% to 11.00%, 2/8/07 to 5/25/46).	11,330	11,330
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $4,936 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $5,122, 0.00% to 11.00%, 2/8/07 to 5/25/46).	4,935	4,935

Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $3,400 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $3,529, 0.00% to 11.00%, 2/8/07 to 5/25/46).	3,399	3,399
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $26,630 (collateralized by non-U.S. Government debt securities, value $29,360, 2.35% to 6.27%, 10/1/33 to 12/14/36).	26,626	26,626
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $2,833 (collateralized by non-U.S. Government debt securities, value $2,977, 0.00% to 5.95%, 12/1/29 to 6/1/46).	2,833	2,833
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $1,416 (collateralized by non-U.S. Government debt securities, value $1,489, 6.38% to 9.75%, 5/15/09 to 6/15/32).	1,416	1,416
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $8,499 (collateralized by non-U.S. Government debt securities, value $8,860, 2.28% to 11.19%, 3/20/07 to 12/15/66).	8,498	8,498
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $5,666 (collateralized by non-U.S. Government debt securities, value $5,846, 0.00% to 10.13%, 8/16/07 to 7/1/26).	5,665	5,665
Morgan Stanley 5.36%, due 2/1/07, maturity value $5,666 (collateralized by non-U.S. Government debt securities, value $6,480, 0.00% to 10.00%, 2/1/07 to 1/31/37).	5,665	5,665
Morgan Stanley 5.51%, due 6/4/07, maturity value $4,041 (collateralized by non-U.S. Government debt securities, value $5,327, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	3,966	3,966
Wachovia Capital 5.38%, due 2/1/07, maturity value $18,131 (collateralized by non-U.S. Government debt securities, value $19,053, 0.00% to 8.31%, 2/15/08 to 8/15/48).	18,128	18,128

		142,315
TIME DEPOSITS(c)—0.01%
Dexia Credit Local
5.28%, 02/01/07	575	575
Societe Generale
5.28%, 02/01/07	11,330	11,330
UBS AG
5.28%, 02/01/07	8,498	8,498

		20,403
VARIABLE & FLOATING RATE NOTES(c)—0.13%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	14,503	14,505
American Express Bank
5.29%, 02/28/07	5,665	5,666
American Express Centurion Bank
5.41%, 07/19/07	6,232	6,235
American Express Credit Corp.
5.42%, 07/05/07	1,700	1,700
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	498	498

Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	4,249	4,249
ASIF Global Financing
5.41%, 05/03/07(d)	567	567
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	3,682	3,682
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	8,214	8,215
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	14,446	14,447
BMW US Capital LLC
5.32%, 01/15/08(d)	5,665	5,665
BNP Paribas
5.35%, 11/19/07(d)	10,480	10,480
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	4,136	4,136
CC USA Inc.
5.36%, 07/30/07(d)	2,833	2,833
Commodore CDO Ltd.
5.44%, 12/12/07(d)	1,416	1,416
Credit Agricole SA
5.33%, 11/23/07	5,665	5,665
Cullinan Finance Corp.
5.36%, 04/25/07(d)	1,416	1,416
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	636	636
DEPFA Bank PLC
5.40%, 12/14/07(d)	5,665	5,665
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	6,515	6,515
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	3,781	3,781
Fifth Third Bancorp
5.32%, 01/23/08(d)	11,330	11,330
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	3,682	3,682
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	5,948	5,949
Granite Master Issuer PLC
5.29%, 08/20/07(d)	19,828	19,828
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	13,030	12,930
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	8,498	8,498
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	5,665	5,665
Holmes Financing PLC
5.29%, 07/16/07(d)	9,914	9,914
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	15,579	15,579
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	4,249	4,249
Kestrel Funding LLC
5.30%, 07/11/07(d)	2,266	2,266
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	3,399	3,399
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	7,178	7,179
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	6,232	6,231
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	1,997	1,997

Marshall & Ilsley Bank
5.32%, 01/15/08	3,116	3,116
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	10,252	10,253
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	6,232	6,232
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	8,498	8,498
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	567	567
Mound Financing PLC
5.29%, 05/08/07(d)	5,325	5,325
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	20,394	20,394
National City Bank of Indiana
5.35%, 05/21/07	2,833	2,833
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	18,695	18,697
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	5,679	5,679
Northern Rock PLC
5.36%, 08/03/07(d)	6,798	6,798
Northlake CDO I
5.42%, 09/06/07(d)	1,700	1,700
Pricoa Global Funding I
5.31%, 01/25/08	7,648	7,648
Principal Life Global Funding I
5.78%, 02/08/07(d)	2,549	2,550
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	8,214	8,214
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	5,665	5,665
Strips III LLC
5.37%, 07/24/07(d)	1,189	1,189
SunTrust Bank
5.30%, 05/01/07	5,665	5,665
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	13,823	13,823
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	9,347	9,347
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	6,645	6,645
Wachovia Bank N.A.
5.36%, 05/22/07	11,330	11,330
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	4,249	4,250
Wells Fargo & Co.
5.33%, 11/15/07(d)	2,833	2,833
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	4,249	4,249
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	16,995	16,995
Wind Master Trust
5.31%, 07/25/07(d)	2,266	2,266

		419,429

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,149,029)		1,149,029

TOTAL INVESTMENTS IN SECURITIES —100.15%
(Cost: $304,034,045)		317,252,266
Other Assets, Less Liabilities —(0.15)%		(479,783)

NET ASSETS —100.00%		$316,772,483

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—100.00%

COMMERCIAL SERVICES—2.79%
Healthcare Services Group Inc.	12,138	$351,031
HealthSpring Inc.(a)	21,830	429,396
PAREXEL International Corp.(a)	13,362	437,605
Pharmaceutical Product Development Inc.	43,020	1,484,190
PharmaNet Development Group Inc.(a)	8,985	178,352
PRA International(a)	10,482	250,729

		3,131,303
HEALTH CARE-PRODUCTS—0.35%
LCA-Vision Inc.(b)	10,263	397,383

		397,383
HEALTH CARE-SERVICES—76.77%
Aetna Inc.	175,771	7,410,505
Amedisys Inc.(a)	12,365	399,637
AMERIGROUP Corp.(a)	22,992	833,690
AmSurg Corp.(a)	14,790	325,380
Apria Healthcare Group Inc.(a)	20,150	559,566
Brookdale Senior Living Inc.	21,922	1,052,256
Centene Corp.(a)	20,303	505,951
Community Health Systems Inc.(a)	39,785	1,422,314
Covance Inc.(a)	26,351	1,624,539
Coventry Health Care Inc.(a)	60,328	3,109,908
DaVita Inc.(a)	40,754	2,225,168
Genesis HealthCare Corp.(a)	9,301	569,407
Health Management Associates Inc. Class A	97,154	1,889,645
Health Net Inc.(a)	46,225	2,251,620
HealthSouth Corp.(a)	35,190	823,094
Healthways Inc.(a)	15,721	713,891
Humana Inc.(a)	62,210	3,452,655
Kindred Healthcare Inc.(a)	16,229	465,772
Laboratory Corp. of America Holdings(a)	46,749	3,433,247
LifePoint Hospitals Inc.(a)	24,211	822,690
Lincare Holdings Inc.(a)	38,573	1,517,848
Magellan Health Services Inc.(a)	16,953	691,852
Manor Care Inc.	30,787	1,639,100
Matria Healthcare Inc.(a)	10,785	297,990
Molina Healthcare Inc.(a)	7,347	226,508
Odyssey Healthcare Inc.(a)	18,133	225,031
Pediatrix Medical Group Inc.(a)	21,049	1,105,914
Psychiatric Solutions Inc.(a)	23,341	908,899
Quest Diagnostics Inc.	57,209	3,002,328
Sierra Health Services Inc.(a)	23,426	941,725
Sunrise Senior Living Inc.(a)	20,408	729,790
Tenet Healthcare Corp.(a)	196,443	1,386,888
Triad Hospitals Inc.(a)	36,388	1,546,490
United Surgical Partners International Inc.(a)	20,888	636,457
UnitedHealth Group Inc.	391,377	20,453,362
Universal Health Services Inc. Class B	21,760	1,260,557
Wellcare Health Plans Inc.(a)	15,055	1,166,461
WellPoint Inc.(a)	187,429	14,690,685

		86,318,820

INSURANCE—4.32%
CIGNA Corp.	36,716	4,861,198

		4,861,198
PHARMACEUTICALS—15.77%
Caremark Rx Inc.	144,219	8,834,856
Express Scripts Inc.(a)	43,521	3,025,580
HealthExtras Inc.(a)	14,673	375,042
Medco Health Solutions Inc.(a)	92,774	5,493,149

		17,728,627

TOTAL COMMON STOCKS
(Cost: $110,806,975)		112,437,331

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.11%

CERTIFICATES OF DEPOSIT(c)—0.00%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$1,176	1,176
Washington Mutual Bank
5.33%, 03/19/07	1,470	1,470

		2,646
COMMERCIAL PAPER(c)—0.02%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	618	604
Aspen Funding Corp.
5.26%, 02/21/07(d)	382	381
BNP Paribas Finance Inc.
5.12%, 06/06/07	206	202
Cantabric Finance LLC
5.25%, 03/06/07(d)	470	468
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	694	687
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	679	663
Curzon Funding LLC
5.24%, 02/27/07(d)	322	321
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	244	241
Eureka Securitization
5.26%, 02/09/07(d)	735	734
Five Finance Inc.
5.22%, 04/20/07(d)	270	267
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	1,029	1,007
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	964	958
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	1,146	1,127
Irish Permanent Treasury PLC
5.18%, 07/10/07	294	287

Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	1,641	1,623
Lockhart Funding LLC
5.28%, 02/09/07(d)	588	587
Nationwide Building Society
5.21%, 04/13/07	558	553
Nestle Capital Corp.
5.19%, 08/09/07	353	343
Norddeutsche Landesbank
5.27%, 02/15/07	558	557
Polonius Inc.
5.26%, 02/20/07	166	166
Sedna Finance Inc.
5.22%, 04/17/07(d)	335	331
Simba Funding Corp.
5.20%, 07/23/07(d)	588	573
Societe Generale
5.18%, 05/16/07	1,470	1,448
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	1,492	1,484
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	724	721
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	344	343
Westpac Banking Corp.
5.20%, 07/12/07(d)	529	517
Zela Finance Inc.
5.20%, 07/16/07(d)	353	344

		17,537
MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	147	147
Cullinan Finance Corp.
5.71%, 06/28/07(d)	441	441
K2 USA LLC
5.39%, 06/04/07(d)	441	441
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	688	688

		1,717
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	43,724	43,724

		43,724
REPURCHASE AGREEMENTS(c)—0.01%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $1,176 (collateralized by non-U.S. Government debt securities, value $1,212, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$1,176	1,176
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $882 (collateralized by U.S. Government obligations, value $900, 4.00% to 6.50%, 12/1/08 to 2/1/37).	882	882
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $59 (collateralized by non-U.S. Government debt securities, value $62, 5.43%, 3/15/08).	59	59

Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $2,058 (collateralized by non-U.S. Government debt securities, value $2,217, 0.00% to 6.30%, 5/27/33 to 10/25/46).	2,058	2,058
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $647 (collateralized by non-U.S. Government debt securities, value $697, 0.00% to 6.30%, 5/27/33 to 10/25/46).	647	647
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $353 (collateralized by non-U.S. Government debt securities, value $380, 0.00% to 6.30%, 5/27/33 to 10/25/46).	353	353
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $1,176 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,220, 0.00% to 11.00%, 2/8/07 to 5/25/46).	1,176	1,176
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $512 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $531, 0.00% to 11.00%, 2/8/07 to 5/25/46).	512	512
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $353 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $366, 0.00% to 11.00%, 2/8/07 to 5/25/46).	353	353
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $2,763 (collateralized by non-U.S. Government debt securities, value $3,046, 2.35% to 6.27%, 10/1/33 to 12/14/36).	2,763	2,763
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $294 (collateralized by non-U.S. Government debt securities, value $309, 0.00% to 5.95%, 12/1/29 to 6/1/46).	294	294
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $147 (collateralized by non-U.S. Government debt securities, value $154, 6.38% to 9.75%, 5/15/09 to 6/15/32).	147	147
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $882 (collateralized by non-U.S. Government debt securities, value $919, 2.28% to 11.19%, 3/20/07 to 12/15/66).	882	882
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $588 (collateralized by non-U.S. Government debt securities, value $607, 0.00% to 10.13%, 8/16/07 to 7/1/26).	588	588
Morgan Stanley 5.36%, due 2/1/07, maturity value $588 (collateralized by non-U.S. Government debt securities, value $672, 0.00% to 10.00%, 2/1/07 to 1/31/37).	588	588
Morgan Stanley 5.51%, due 6/4/07, maturity value $419 (collateralized by non-U.S. Government debt securities, value $553, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	411	411
Wachovia Capital 5.38%, due 2/1/07, maturity value $1,881 (collateralized by non-U.S. Government debt securities, value $1,977, 0.00% to 8.31%, 2/15/08 to 8/15/48).	1,881	1,881

		14,770

TIME DEPOSITS(c)—0.00%
Dexia Credit Local
5.28%, 02/01/07	60	60
Societe Generale
5.28%, 02/01/07	1,176	1,176
UBS AG
5.28%, 02/01/07	882	882

		2,118
VARIABLE & FLOATING RATE NOTES(c)—0.04%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	1,505	1,504
American Express Bank
5.29%, 02/28/07	588	588
American Express Centurion Bank
5.41%, 07/19/07	647	647
American Express Credit Corp.
5.42%, 07/05/07	176	176
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	52	52
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	441	441
ASIF Global Financing
5.41%, 05/03/07(d)	59	59
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	382	382
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	852	852
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	1,499	1,500
BMW US Capital LLC
5.32%, 01/15/08(d)	588	588
BNP Paribas
5.35%, 11/19/07(d)	1,087	1,087
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	429	429
CC USA Inc.
5.36%, 07/30/07(d)	294	294
Commodore CDO Ltd.
5.44%, 12/12/07(d)	147	147
Credit Agricole SA
5.33%, 11/23/07	588	588
Cullinan Finance Corp.
5.36%, 04/25/07(d)	147	147
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	66	66
DEPFA Bank PLC
5.40%, 12/14/07(d)	588	588
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	676	676
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	392	392
Fifth Third Bancorp
5.32%, 01/23/08(d)	1,176	1,176
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	382	382
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	617	618
Granite Master Issuer PLC
5.29%, 08/20/07(d)	2,057	2,057
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	1,352	1,341

Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	882	882
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	588	588
Holmes Financing PLC
5.29%, 07/16/07(d)	1,029	1,029
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	1,616	1,617
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	441	441
Kestrel Funding LLC
5.30%, 07/11/07(d)	235	235
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	353	353
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	745	745
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	647	646
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	207	207
Marshall & Ilsley Bank
5.32%, 01/15/08	323	323
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	1,064	1,064
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	647	647
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	882	882
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	59	59
Mound Financing PLC
5.29%, 05/08/07(d)	553	553
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	2,116	2,117
National City Bank of Indiana
5.35%, 05/21/07	294	294
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	1,940	1,940
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	589	589
Northern Rock PLC
5.36%, 08/03/07(d)	705	705
Northlake CDO I
5.42%, 09/06/07(d)	176	176
Pricoa Global Funding I
5.31%, 01/25/08	794	794
Principal Life Global Funding I
5.78%, 02/08/07(d)	265	265
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	852	852
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	588	588
Strips III LLC
5.37%, 07/24/07(d)	123	123
SunTrust Bank
5.30%, 05/01/07	588	588
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	1,434	1,434
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	970	970
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	689	690

Wachovia Bank N.A.
5.36%, 05/22/07	1,176	1,176
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	441	441
Wells Fargo & Co.
5.33%, 11/15/07(d)	294	294
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	441	441
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	1,763	1,763
Wind Master Trust
5.31%, 07/25/07(d)	235	235

		43,523

TOTAL SHORT-TERM INVESTMENTS
(Cost: $126,035)		126,035

TOTAL INVESTMENTS IN SECURITIES —100.11%
(Cost: $110,933,010)		112,563,366
Other Assets, Less Liabilities —(0.11)%		(122,890)

NET ASSETS —100.00%		$112,440,476

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.94%

AGRICULTURE—0.08%
Delta & Pine Land Co.	25,686	$1,045,420

		1,045,420
BIOTECHNOLOGY—12.43%
Affymetrix Inc.(a)	50,716	1,265,871
Alexion Pharmaceuticals Inc.(a)	25,049	1,041,287
Amgen Inc.(a)	844,915	59,456,669
Biogen Idec Inc.(a)	244,271	11,808,060
Bio-Rad Laboratories Inc. Class A(a)	12,619	1,085,739
Celera Group(a)	54,169	859,120
Celgene Corp.(a)	269,906	14,488,554
Charles River Laboratories International Inc.(a)	49,773	2,239,785
Enzo Biochem Inc.(a)	24,049	356,887
Enzon Pharmaceuticals Inc.(a)	34,244	305,456
Genentech Inc.(a)	335,459	29,309,053
Genzyme Corp.(a)	188,860	12,413,768
Human Genome Sciences Inc.(a)	94,717	1,115,766
Illumina Inc.(a)	37,588	1,535,470
Incyte Corp.(a)	65,200	484,436
InterMune Inc.(a)(b)	18,833	659,155
Invitrogen Corp.(a)	35,443	2,170,175
MedImmune Inc.(a)	171,775	5,953,721
Millennium Pharmaceuticals Inc.(a)	227,214	2,522,075
Millipore Corp.(a)	38,563	2,640,794
Myriad Genetics Inc.(a)	29,996	1,072,057
Nektar Therapeutics(a)(b)	67,859	861,809
PDL BioPharma Inc.(a)	84,373	1,730,490
Regeneron Pharmaceuticals Inc.(a)	43,264	860,521
Savient Pharmaceuticals Inc.(a)	42,913	640,691
Telik Inc.(a)(b)	37,637	252,544
Vertex Pharmaceuticals Inc.(a)	90,731	3,207,341

		160,337,294
COMMERCIAL SERVICES—0.25%
PAREXEL International Corp.(a)	19,437	636,562
Pharmaceutical Product Development Inc.	73,516	2,536,302

		3,172,864
DISTRIBUTION & WHOLESALE—0.07%
Owens & Minor Inc.	27,575	922,384

		922,384
ELECTRONICS—1.89%
Applera Corp.-Applied Biosystems Group	132,905	4,619,778
Molecular Devices Corp.(a)	12,281	432,046
Thermo Fisher Scientific Inc.(a)	293,382	14,038,329
Varian Inc.(a)	22,249	1,190,544
Waters Corp.(a)	72,963	4,136,272

		24,416,969

HEALTH CARE-PRODUCTS—27.95%
Advanced Medical Optics Inc.(a)	43,232	1,588,776
Alcon Inc.	56,070	6,602,803
American Medical Systems Holdings Inc.(a)	47,767	950,563
ArthroCare Corp.(a)(b)	20,369	751,616
Bard (C.R.) Inc.	75,619	6,240,080
Bausch & Lomb Inc.	39,405	2,194,070
Baxter International Inc.	476,516	23,663,785
Beckman Coulter Inc.	44,332	2,860,301
Becton, Dickinson & Co.	166,050	12,775,887
Biomet Inc.	165,957	7,029,939
Biosite Inc.(a)	11,916	642,034
Boston Scientific Corp.(a)	984,833	18,170,169
Cooper Companies Inc.	31,492	1,502,168
Cyberonics Inc.(a)	16,423	346,033
Cytyc Corp.(a)	80,773	2,335,955
Dade Behring Holdings Inc.	62,605	2,634,418
Datascope Corp.	8,842	326,623
DENTSPLY International Inc.	103,467	3,190,922
Edwards Lifesciences Corp.(a)	42,518	2,175,221
Gen-Probe Inc.(a)	38,116	1,971,360
Haemonetics Corp.(a)	20,417	984,916
Henry Schein Inc.(a)	63,874	3,242,883
Hillenbrand Industries Inc.	41,867	2,386,838
Hologic Inc.(a)	37,517	2,084,069
IDEXX Laboratories Inc.(a)	22,690	1,947,029
Immucor Inc.(a)	50,236	1,584,443
Intuitive Surgical Inc.(a)	26,701	2,627,645
Invacare Corp.	22,524	486,293
Johnson & Johnson	2,098,585	140,185,478
Kinetic Concepts Inc.(a)	37,274	1,833,508
Kyphon Inc.(a)	32,709	1,530,454
Medtronic Inc.	837,189	44,747,752
Mentor Corp.	29,746	1,516,749
Patterson Companies Inc.(a)	93,806	3,528,044
PolyMedica Corp.	16,989	680,240
PSS World Medical Inc.(a)	51,182	1,024,664
ResMed Inc.(a)(b)	54,859	2,884,486
Respironics Inc.(a)	53,374	2,273,732
St. Jude Medical Inc.(a)	255,475	10,924,111
Steris Corp.	48,363	1,249,700
Stryker Corp.	202,476	12,541,363
TECHNE Corp.(a)	27,663	1,605,561
Varian Medical Systems Inc.(a)	94,767	4,371,602
Ventana Medical Systems Inc.(a)	23,276	979,920
Viasys Healthcare Inc.(a)	21,684	638,160
Zimmer Holdings Inc.(a)	173,288	14,594,315

		360,406,678
HEALTH CARE-SERVICES—13.60%
Aetna Inc.	378,068	15,939,347
AMERIGROUP Corp.(a)	36,253	1,314,534
Apria Healthcare Group Inc.(a)	32,587	904,941
Brookdale Senior Living Inc.	37,334	1,792,032
Centene Corp.(a)	30,700	765,044
Community Health Systems Inc.(a)	68,594	2,452,236
Covance Inc.(a)	46,535	2,868,883
Coventry Health Care Inc.(a)	115,135	5,935,209
DaVita Inc.(a)	74,345	4,059,237
Health Management Associates Inc. Class A	171,945	3,344,330
Health Net Inc.(a)	83,991	4,091,202
HealthSouth Corp.(a)	57,993	1,356,456

Healthways Inc.(a)	24,754	1,124,079
Humana Inc.(a)	118,645	6,584,798
Laboratory Corp. of America Holdings(a)	90,674	6,659,099
LifePoint Hospitals Inc.(a)	40,142	1,364,025
Lincare Holdings Inc.(a)	68,058	2,678,082
Magellan Health Services Inc.(a)	27,960	1,141,048
Manor Care Inc.	52,361	2,787,700
Odyssey Healthcare Inc.(a)	24,932	309,406
Pediatrix Medical Group Inc.(a)	34,060	1,789,512
Psychiatric Solutions Inc.(a)	39,737	1,547,359
Quest Diagnostics Inc.	109,170	5,729,242
Sierra Health Services Inc.(a)	36,582	1,470,596
Sunrise Senior Living Inc.(a)	32,964	1,178,793
Tenet Healthcare Corp.(a)	345,208	2,437,168
Triad Hospitals Inc. (a)	63,466	2,697,305
United Surgical Partners International Inc.(a)	30,448	927,751
UnitedHealth Group Inc.	975,736	50,991,963
Universal Health Services Inc. Class B	36,720	2,127,190
Wellcare Health Plans Inc.(a)	24,940	1,932,351
WellPoint Inc.(a)	448,302	35,137,911

		175,438,829
INSURANCE—0.76%
CIGNA Corp.	74,271	9,833,480

		9,833,480
INTERNET—0.02%
eResearch Technology Inc.(a)(b)	27,764	194,348

		194,348
PHARMACEUTICALS—42.89%
Abbott Laboratories	1,114,069	59,045,657
Abraxis BioScience Inc.(a)	16,349	427,363
Alkermes Inc.(a)	71,745	1,070,435
Allergan Inc.	109,707	12,803,904
Alpharma Inc. Class A	29,681	817,712
Amylin Pharmaceuticals Inc.(a)(b)	86,067	3,337,678
Barr Pharmaceuticals Inc.(a)	76,884	4,114,832
BioMarin Pharmaceutical Inc.(a)	66,139	1,252,673
Bristol-Myers Squibb Co.	1,413,473	40,693,888
Caremark Rx Inc.	308,884	18,922,234
Cephalon Inc.(a)	43,596	3,156,786
Cubist Pharmaceuticals Inc.(a)	37,994	699,090
CV Therapeutics Inc.(a)	38,628	521,092
Endo Pharmaceuticals Holdings Inc.(a)	95,939	2,947,246
Express Scripts Inc.(a)	83,572	5,809,925
Forest Laboratories Inc.(a)	228,910	12,844,140
Gilead Sciences Inc.(a)	330,957	21,287,154
Hospira Inc.(a)	111,988	4,118,919
ImClone Systems Inc.(a)	44,527	1,311,765
King Pharmaceuticals Inc.(a)	171,972	3,071,420
Lilly (Eli) & Co.	699,385	37,850,716
Medarex Inc.(a)	90,698	1,221,702
Medco Health Solutions Inc.(a)	212,239	12,566,671
Medicines Co. (The)(a)	37,765	1,156,364
Medicis Pharmaceutical Corp. Class A	39,286	1,490,118
Merck & Co. Inc.	1,574,740	70,469,615
MGI Pharma Inc.(a)	56,339	1,082,836
Mylan LaboratoriesInc.	152,515	3,376,682
Nabi Biopharmaceuticals(a)	45,556	264,225
Neurocrine Biosciences Inc.(a)	26,157	365,675
Noven Pharmaceuticals Inc.(a)	16,422	449,306
Onyx Pharmaceuticals Inc.(a)	27,831	329,797

OSI Pharmaceuticals Inc.(a)	41,463	1,410,571
Par Pharmaceutical Companies Inc.(a)	23,430	618,083
Perrigo Co.	58,738	1,014,993
Pfizer Inc.	5,218,984	136,946,140
Schering-Plough Corp.	1,067,959	26,698,975
Sepracor Inc.(a)	78,528	4,480,808
Theravance Inc.(a)	34,639	1,188,810
United Therapeutics Inc.(a)	16,201	868,374
Valeant Pharmaceuticals International	66,404	1,170,703
Watson Pharmaceuticals Inc.(a)	72,872	1,983,576
Wyeth	966,498	47,754,666

		553,013,319

TOTAL COMMON STOCKS
(Cost: $1,258,887,642)		1,288,781,585

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.47%

CERTIFICATES OF DEPOSIT(c)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$72,988	72,988
Washington Mutual Bank
5.33%, 03/19/07	91,236	91,236

		164,224
COMMERCIAL PAPER(c)—0.09%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	38,360	37,980
Aspen Funding Corp.
5.26%, 02/21/07(d)	23,721	23,652
BNP Paribas Finance Inc.
5.12%, 06/06/07	12,773	12,546
Cantabric Finance LLC
5.25%, 03/06/07(d)	29,195	29,055
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	43,063	42,723
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	42,156	41,140
Curzon Funding LLC
5.24%, 02/27/07(d)	20,017	19,941
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	15,124	14,973
Eureka Securitization
5.26%, 02/09/07(d)	45,618	45,565
Five Finance Inc.
5.22%, 04/20/07(d)	16,787	16,598
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	63,865	62,511
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	59,851	59,534
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	71,164	69,994
Irish Permanent Treasury PLC
5.18%, 07/10/07	18,247	17,830
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	101,854	100,772

Lockhart Funding LLC
5.28%, 02/09/07(d)	36,494	36,452
Nationwide Building Society
5.21%, 04/13/07	34,670	34,313
Nestle Capital Corp.
5.19%, 08/09/07	21,897	21,300
Norddeutsche Landesbank
5.27%, 02/15/07	34,670	34,599
Polonius Inc.
5.26%, 02/20/07	10,321	10,292
Sedna Finance Inc.
5.22%, 04/17/07(d)	20,802	20,576
Simba Funding Corp.
5.20%, 07/23/07(d)	36,494	35,588
Societe Generale
5.18%, 05/16/07	91,236	89,871
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	92,604	92,116
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	44,961	44,754
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	21,327	21,286
Westpac Banking Corp.
5.20%, 07/12/07(d)	32,845	32,081
Zela Finance Inc.
5.20%, 07/16/07(d)	21,897	21,375

		1,089,417
MEDIUM-TERM NOTES(c)—0.01%
Bank of America N.A.
5.28%, 04/20/07	9,124	9,124
Cullinan Finance Corp.
5.71%, 06/28/07(d)	27,371	27,371
K2 USA LLC
5.39%, 06/04/07(d)	27,371	27,371
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	42,698	42,698

		106,564
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	911,055	911,055

		911,055
REPURCHASE AGREEMENTS(c)—0.07%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $73,000 (collateralized by non-U.S. Government debt securities, value $75,249, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$72,989	72,989
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $54,749 (collateralized by U.S. Government obligations, value $55,889, 4.00% to 6.50%, 12/1/08 to 2/1/37).	54,741	54,741
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $3,650 (collateralized by non-U.S. Government debt securities, value $3,835, 5.43%, 3/15/08).	3,649	3,649

Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $127,749 (collateralized by non-U.S. Government debt securities, value $137,672, 0.00% to 6.30%, 5/27/33 to 10/25/46).	127,730	127,730
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $40,150 (collateralized by non-U.S. Government debt securities, value $43,259, 0.00% to 6.30%, 5/27/33 to 10/25/46).	40,144	40,144
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $21,900 (collateralized by non-U.S. Government debt securities, value $23,603, 0.00% to 6.30%, 5/27/33 to 10/25/46).	21,897	21,897
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $73,000 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $75,772, 0.00% to 11.00%, 2/8/07 to 5/25/46).	72,989	72,989
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $31,794 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $32,994, 0.00% to 11.00%, 2/8/07 to 5/25/46).	31,789	31,789
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $21,900 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $22,737, 0.00% to 11.00%, 2/8/07 to 5/25/46).	21,897	21,897
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $171,549 (collateralized by non-U.S. Government debt securities, value $189,133, 2.35% to 6.27%, 10/1/33 to 12/14/36).	171,523	171,523
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $18,250 (collateralized by non-U.S. Government debt securities, value $19,179, 0.00% to 5.95%, 12/1/29 to 6/1/46).	18,247	18,247
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $9,125 (collateralized by non-U.S. Government debt securities, value $9,589, 6.38% to 9.75%, 5/15/09 to 6/15/32).	9,124	9,124
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $54,749 (collateralized by non-U.S. Government debt securities, value $57,074, 2.28% to 11.19%, 3/20/07 to 12/15/66).	54,741	54,741
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $36,499 (collateralized by non-U.S. Government debt securities, value $37,662, 0.00% to 10.13%, 8/16/07 to 7/1/26).	36,494	36,494
Morgan Stanley 5.36%, due 2/1/07, maturity value $36,499 (collateralized by non-U.S. Government debt securities, value $41,744, 0.00% to 10.00%, 2/1/07 to 1/31/37).	36,494	36,494
Morgan Stanley 5.51%, due 6/4/07, maturity value $26,031 (collateralized by non-U.S. Government debt securities, value $34,314, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	25,546	25,546
Wachovia Capital 5.38%, due 2/1/07, maturity value $116,799 (collateralized by non-U.S. Government debt securities, value $122,736, 0.00% to 8.31%, 2/15/08 to 8/15/48).	116,782	116,782

		916,776

TIME DEPOSITS(c)—0.01%
Dexia Credit Local
5.28%, 02/01/07	3,705	3,705
Societe Generale
5.28%, 02/01/07	72,989	72,989
UBS AG
5.28%, 02/01/07	54,741	54,741

		131,435
VARIABLE & FLOATING RATE NOTES(c)—0.21%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	93,425	93,435
American Express Bank
5.29%, 02/28/07	36,494	36,494
American Express Centurion Bank
5.41%, 07/19/07	40,144	40,165
American Express Credit Corp.
5.42%, 07/05/07	10,948	10,951
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	3,207	3,207
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	27,371	27,371
ASIF Global Financing
5.41%, 05/03/07(d)	3,649	3,650
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	23,721	23,721
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	52,917	52,918
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	93,061	93,063
BMW US Capital LLC
5.32%, 01/15/08(d)	36,494	36,494
BNP Paribas
5.35%, 11/19/07(d)	67,514	67,514
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	26,641	26,641
CC USA Inc.
5.36%, 07/30/07(d)	18,247	18,248
Commodore CDO Ltd.
5.44%, 12/12/07(d)	9,124	9,124
Credit Agricole SA
5.33%, 11/23/07	36,494	36,494
Cullinan Finance Corp.
5.36%, 04/25/07(d)	9,124	9,124
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	4,094	4,094
DEPFA Bank PLC
5.40%, 12/14/07(d)	36,494	36,494
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	41,968	41,969
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	24,360	24,360
Fifth Third Bancorp
5.32%, 01/23/08(d)	72,989	72,989
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	23,721	23,720
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	38,319	38,324
Granite Master Issuer PLC
5.29%, 08/20/07(d)	127,730	127,730

Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	83,937	83,288
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	54,741	54,745
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	36,494	36,494
Holmes Financing PLC
5.29%, 07/16/07(d)	63,865	63,865
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	100,359	100,360
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	27,371	27,370
Kestrel Funding LLC
5.30%, 07/11/07(d)	14,598	14,597
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	21,897	21,897
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	46,242	46,242
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	40,144	40,143
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	12,866	12,866
Marshall & Ilsley Bank
5.32%, 01/15/08	20,072	20,072
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	66,045	66,045
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	40,144	40,144
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	54,741	54,741
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	3,649	3,649
Mound Financing PLC
5.29%, 05/08/07(d)	34,305	34,305
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	131,380	131,380
National City Bank of Indiana
5.35%, 05/21/07	18,247	18,248
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	120,431	120,446
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	36,586	36,580
Northern Rock PLC
5.36%, 08/03/07(d)	43,793	43,794
Northlake CDO I
5.42%, 09/06/07(d)	10,948	10,948
Pricoa Global Funding I
5.31%, 01/25/08	49,267	49,267
Principal Life Global Funding I
5.78%, 02/08/07(d)	16,422	16,424
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	52,917	52,916
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	36,494	36,494
Strips III LLC
5.37%, 07/24/07(d)	7,662	7,662
SunTrust Bank
5.30%, 05/01/07	36,494	36,495
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	89,046	89,042
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	60,216	60,216

Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	42,806	42,806
Wachovia Bank N.A.
5.36%, 05/22/07	72,989	72,989
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	27,371	27,379
Wells Fargo & Co.
5.33%, 11/15/07(d)	18,247	18,248
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	27,371	27,371
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	109,483	109,471
Wind Master Trust
5.31%, 07/25/07(d)	14,598	14,598

		2,701,891

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,021,362)		6,021,362

TOTAL INVESTMENTS IN SECURITIES —100.41%
(Cost: $1,264,909,004)		1,294,802,947
Other Assets, Less Liabilities —(0.41)%		(5,283,743)

NET ASSETS —100.00%		$1,289,519,204

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.70%

HOME BUILDERS—99.70%
Beazer Homes USA Inc.	106,929	$4,652,481
Brookfield Homes Corp.(a)	113,310	4,114,286
Cavco Industries Inc.(b)	69,052	2,235,213
Centex Corp.	101,759	5,463,441
Champion Enterprises Inc.(b)	475,201	3,901,400
Horton (D.R.) Inc.	220,779	6,415,838
Hovnanian Enterprises Inc. Class A(b)	139,346	4,638,828
KB Home	108,753	5,896,588
Lennar Corp. Class A	113,396	6,166,474
Levitt Corp. Class A	266,524	3,773,980
M.D.C. Holdings Inc.	95,497	5,564,610
M/I Homes Inc.	110,151	3,974,248
Meritage Homes Corp.(b)	99,573	4,426,020
NVR Inc.(b)	7,256	5,024,925
Palm Harbor Homes Inc.(a)(b)	136,518	1,762,447
Pulte Homes Inc.	175,414	6,023,717
Ryland Group Inc.	97,425	5,473,337
Skyline Corp.	86,061	3,252,245
Standard-Pacific Corp.	179,033	4,912,666
Technical Olympic USA Inc.	309,222	2,946,886
Toll Brothers Inc.(b)	170,658	5,773,360
WCI Communities Inc.(a)(b)	165,965	3,593,142

		99,986,132

TOTAL COMMON STOCKS
(Cost: $98,060,080)		99,986,132

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—8.90%

CERTIFICATES OF DEPOSIT(c)—0.27%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$122,886	122,886
Washington Mutual Bank
5.33%, 03/19/07	153,608	153,608

		276,494
COMMERCIAL PAPER(c)—1.83%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	64,583	63,941
Aspen Funding Corp.
5.26%, 02/21/07(d)	39,938	39,821
BNP Paribas Finance Inc.
5.12%, 06/06/07	21,505	21,123
Cantabric Finance LLC
5.25%, 03/06/07(d)	49,154	48,918
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	72,503	71,929
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	70,976	69,264

Curzon Funding LLC
5.24%, 02/27/07(d)	33,702	33,574
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	25,464	25,210
Eureka Securitization
5.26%, 02/09/07(d)	76,804	76,714
Five Finance Inc.
5.22%, 04/20/07(d)	28,264	27,944
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	107,525	105,247
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	100,767	100,234
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	119,814	117,845
Irish Permanent Treasury PLC
5.18%, 07/10/07	30,722	30,019
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	171,485	169,663
Lockhart Funding LLC
5.28%, 02/09/07(d)	61,443	61,371
Nationwide Building Society
5.21%, 04/13/07	58,371	57,771
Nestle Capital Corp.
5.19%, 08/09/07	36,866	35,861
Norddeutsche Landesbank
5.27%, 02/15/07	58,371	58,251
Polonius Inc.
5.26%, 02/20/07	17,376	17,328
Sedna Finance Inc.
5.22%, 04/17/07(d)	35,023	34,642
Simba Funding Corp.
5.20%, 07/23/07(d)	61,443	59,917
Societe Generale
5.18%, 05/16/07	153,608	151,309
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	155,911	155,091
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	75,698	75,350
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	35,907	35,839
Westpac Banking Corp.
5.20%, 07/12/07(d)	55,299	54,013
Zela Finance Inc.
5.20%, 07/16/07(d)	36,866	35,987

		1,834,176
MEDIUM-TERM NOTES(c)—0.18%
Bank of America N.A.
5.28%, 04/20/07	15,361	15,361
Cullinan Finance Corp.
5.71%, 06/28/07(d)	46,082	46,082
K2 USA LLC
5.39%, 06/04/07(d)	46,082	46,082
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	71,888	71,888

		179,413
MONEY MARKET FUNDS—0.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	321,830	321,830

		321,830

REPURCHASE AGREEMENTS(c)—1.54%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $122,904 (collateralized by non-U.S. Government debt securities, value $126,691, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$122,886	122,886
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $92,179 (collateralized by U.S. Government obligations, value $94,096, 4.00% to 6.50%, 12/1/08 to 2/1/37).	92,165	92,165
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $6,145 (collateralized by non-U.S. Government debt securities, value $6,458, 5.43%, 3/15/08).	6,144	6,144
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $215,083 (collateralized by non-U.S. Government debt securities, value $231,789, 0.00% to 6.30%, 5/27/33 to 10/25/46).	215,051	215,051
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $67,597 (collateralized by non-U.S. Government debt securities, value $72,832, 0.00% to 6.30%, 5/27/33 to 10/25/46).	67,587	67,587
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $36,872 (collateralized by non-U.S. Government debt securities, value $39,739, 0.00% to 6.30%, 5/27/33 to 10/25/46).	36,866	36,866
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $122,904 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $127,572, 0.00% to 11.00%, 2/8/07 to 5/25/46).	122,886	122,886
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $53,530 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $55,550, 0.00% to 11.00%, 2/8/07 to 5/25/46).	53,522	53,522
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $36,872 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $38,280, 0.00% to 11.00%, 2/8/07 to 5/25/46).	36,866	36,866
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $288,826 (collateralized by non-U.S. Government debt securities, value $318,431, 2.35% to 6.27%, 10/1/33 to 12/14/36).	288,782	288,782
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $30,727 (collateralized by non-U.S. Government debt securities, value $32,290, 0.00% to 5.95%, 12/1/29 to 6/1/46).	30,722	30,722
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $15,363 (collateralized by non-U.S. Government debt securities, value $16,144, 6.38% to 9.75%, 5/15/09 to 6/15/32).	15,361	15,361
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $92,179 (collateralized by non-U.S. Government debt securities, value $96,092, 2.28% to 11.19%, 3/20/07 to 12/15/66).	92,165	92,165
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $61,452 (collateralized by non-U.S. Government debt securities, value $63,408, 0.00% to 10.13%, 8/16/07 to 7/1/26).	61,443	61,443
Morgan Stanley 5.36%, due 2/1/07, maturity value $61,452 (collateralized by non-U.S. Government debt securities, value $70,282, 0.00% to 10.00%, 2/1/07 to 1/31/37).	61,443	61,443
Morgan Stanley 5.51%, due 6/4/07, maturity value $43,826 (collateralized by non-U.S. Government debt securities, value $57,772, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	43,010	43,010
Wachovia Capital 5.38%, due 2/1/07, maturity value $196,647 (collateralized by non-U.S. Government debt securities, value $206,642, 0.00% to 8.31%, 2/15/08 to 8/15/48).	196,618	196,618

		1,543,517

TIME DEPOSITS(c)—0.22%
Dexia Credit Local
5.28%, 02/01/07	6,238	6,238
Societe Generale
5.28%, 02/01/07	122,886	122,886
UBS AG
5.28%, 02/01/07	92,165	92,165

		221,289
VARIABLE & FLOATING RATE NOTES(c)—4.54%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	157,294	157,312
American Express Bank
5.29%, 02/28/07	61,443	61,444
American Express Centurion Bank
5.41%, 07/19/07	67,587	67,624
American Express Credit Corp.
5.42%, 07/05/07	18,433	18,438
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	5,399	5,399
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	46,082	46,082
ASIF Global Financing
5.41%, 05/03/07(d)	6,144	6,145
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	39,938	39,938
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	89,092	89,094
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	156,680	156,684
BMW US Capital LLC
5.32%, 01/15/08(d)	61,443	61,443
BNP Paribas
5.35%, 11/19/07(d)	113,670	113,670
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	44,853	44,853
CC USA Inc.
5.36%, 07/30/07(d)	30,722	30,724
Commodore CDO Ltd.
5.44%, 12/12/07(d)	15,361	15,361
Credit Agricole SA
5.33%, 11/23/07	61,443	61,443
Cullinan Finance Corp.
5.36%, 04/25/07(d)	15,361	15,361
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	6,893	6,893
DEPFA Bank PLC
5.40%, 12/14/07(d)	61,443	61,443
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	70,660	70,661
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	41,013	41,013
Fifth Third Bancorp
5.32%, 01/23/08(d)	122,886	122,886
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	39,938	39,935
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	64,515	64,523
Granite Master Issuer PLC
5.29%, 08/20/07(d)	215,051	215,051

Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	141,319	140,228
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	92,165	92,172
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	61,443	61,443
Holmes Financing PLC
5.29%, 07/16/07 (d)	107,525	107,525
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	168,968	168,968
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	46,082	46,081
Kestrel Funding LLC
5.30%, 07/11/07(d)	24,577	24,576
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	36,866	36,866
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	77,855	77,855
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	67,587	67,586
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	21,662	21,662
Marshall & Ilsley Bank
5.32%, 01/15/08	33,794	33,794
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	111,195	111,196
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	67,587	67,587
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	92,165	92,165
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	6,144	6,144
Mound Financing PLC
5.29%, 05/08/07(d)	57,756	57,756
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	221,195	221,193
National City Bank of Indiana
5.35%, 05/21/07	30,722	30,722
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	202,762	202,788
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	61,597	61,587
Northern Rock PLC
5.36%, 08/03/07(d)	73,732	73,733
Northlake CDO I
5.42%, 09/06/07(d)	18,433	18,433
Pricoa Global Funding I
5.31%, 01/25/08	82,948	82,948
Principal Life Global Funding I
5.78%, 02/08/07(d)	27,649	27,652
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	89,092	89,092
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	61,443	61,443
Strips III LLC
5.37%, 07/24/07(d)	12,899	12,899
SunTrust Bank
5.30%, 05/01/07	61,443	61,444
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	149,921	149,915
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	101,381	101,381
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	72,069	72,069
Wachovia Bank N.A.
5.36%, 05/22/07	122,886	122,886
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	46,082	46,096
Wells Fargo & Co.
5.33%, 11/15/07(d)	30,722	30,723
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	46,082	46,082
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	184,329	184,309
Wind Master Trust
5.31%, 07/25/07(d)	24,577	24,577

		4,548,996

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,925,715)		8,925,715

TOTAL INVESTMENTS IN SECURITIES —108.60%
(Cost: $106,985,795)		108,911,847
Other Assets, Less Liabilities —(8.60)%		(8,627,808)

NET ASSETS —100.00%		$100,284,039

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.94%

AEROSPACE & DEFENSE—14.22%
AAR Corp.(a)	6,195	$184,549
Alliant Techsystems Inc.(a)	5,487	444,447
Armor Holdings Inc.(a)	5,513	333,536
BE Aerospace Inc.(a)	13,168	392,143
Boeing Co. (The)	120,050	10,751,678
Curtiss-Wright Corp.	7,345	280,432
DRS Technologies Inc.	6,830	378,382
Esterline Technologies Corp.(a)	4,353	173,989
General Dynamics Corp.	56,901	4,446,813
Goodrich Corp.	21,079	1,033,293
Kaman Corp.	3,633	82,796
L-3 Communications Holdings Inc.	21,179	1,743,879
Lockheed Martin Corp.	57,097	5,549,257
Moog Inc. Class A(a)	6,498	253,357
Northrop Grumman Corp.	54,131	3,840,053
Orbital Sciences Corp.(a)	10,432	177,970
Raytheon Co.	75,463	3,916,530
Rockwell Collins Inc.	28,285	1,929,320
Teledyne Technologies Inc.(a)	5,334	203,492
United Technologies Corp.	157,707	10,727,230

		46,843,146
AUTO MANUFACTURERS—1.24%
Navistar International Corp.(a)	11,273	498,718
Oshkosh Truck Corp.	12,379	653,611
PACCAR Inc.	42,344	2,831,543
Wabash National Corp.	5,362	85,470

		4,069,342
BUILDING MATERIALS—2.25%
American Standard Companies Inc.	28,158	1,390,724
Eagle Materials Inc.	8,301	409,986
ElkCorp	3,239	140,443
Florida Rock Industries Inc.	8,504	420,523
Genlyte Group Inc. (The)(a)	4,255	322,401
Lennox International Inc.	11,007	333,952
Martin Marietta Materials Inc.	7,701	888,849
Masco Corp.	67,162	2,148,512
NCI Building Systems Inc.(a)	3,267	185,958
Simpson Manufacturing Co. Inc.(b)	6,216	203,325
Texas Industries Inc.	3,973	291,698
USG Corp.(a)	12,888	690,797

		7,427,168
CHEMICALS—0.40%
Sherwin-Williams Co. (The)	19,227	1,328,586

		1,328,586

COMMERCIAL SERVICES—5.74%
Accenture Ltd.	98,839	3,731,172
Administaff Inc.	4,231	173,217
Alliance Data Systems Corp.(a)	11,171	758,846
BearingPoint Inc.(a)	31,935	255,799
Bowne & Co. Inc.	5,051	75,967
ChoicePoint Inc.(a)	13,359	514,188
Convergys Corp.(a)	23,429	610,091
Corporate Executive Board Co. (The)	6,566	595,733
Corrections Corp. of America(a)	10,266	500,160
Deluxe Corp.	8,622	257,970
Donnelley (R.R.) & Sons Co.	36,442	1,351,998
Forrester Research Inc.(a)	2,545	71,667
FTI Consulting Inc.(a)	6,813	186,744
Hewitt Associates Inc. Class A(a)	16,853	454,020
Iron Mountain Inc.(a)	30,223	845,640
Labor Ready Inc.(a)	8,998	168,982
Manpower Inc.	14,389	1,049,390
Monster Worldwide Inc.(a)	19,421	959,592
MPS Group Inc.(a)	17,192	257,536
Navigant Consulting Inc.(a)	8,832	183,529
PHH Corp.(a)	8,845	258,805
Quanta Services Inc.(a)	17,055	350,821
Resources Connection Inc.(a)	7,753	243,444
Robert Half International Inc.	28,350	1,153,845
Spherion Corp.(a)	10,337	85,074
TeleTech Holdings Inc.(a)	5,930	159,813
United Rentals Inc.(a)	11,592	298,494
Viad Corp.	3,382	141,841
Watson Wyatt Worldwide Inc.	7,023	311,049
Western Union Co.	129,200	2,886,328

		18,891,755
COMPUTERS—0.57%
Affiliated Computer Services Inc. Class A(a)	18,951	928,409
BISYS Group Inc. (The)(a)	20,214	258,133
Ceridian Corp.(a)	23,460	703,096

		1,889,638
DISTRIBUTION & WHOLESALE—0.79%
Fastenal Co.	23,850	889,128
Grainger (W.W.) Inc.	13,036	1,012,245
Watsco Inc.	4,030	205,611
WESCO International Inc.(a)	8,249	500,879

		2,607,863
ELECTRIC—0.22%
MDU Resources Group Inc.	28,137	727,341

		727,341
ELECTRICAL COMPONENTS & EQUIPMENT—2.77%
AMETEK Inc.	18,045	625,440
Belden CDT Inc.	7,490	323,942
Emerson Electric Co.	135,725	6,103,553
Energy Conversion Devices Inc.(a)	6,502	223,994
General Cable Corp.(a)	8,774	378,423
GrafTech International Ltd.(a)	16,353	132,786
Hubbell Inc. Class B	8,912	429,558
Littelfuse Inc.(a)	3,875	121,636
Molex Inc.	11,492	337,750
Molex Inc. Class A	13,055	343,216
Power-One Inc.(a)	12,202	90,173

		9,110,471

ELECTRONICS—4.02%
Agilent Technologies Inc.(a)	69,235	2,215,520
Amphenol Corp. Class A	14,838	1,004,829
Arrow Electronics Inc.(a)	20,355	717,514
Avnet Inc.(a)	24,543	762,060
AVX Corp.	8,653	125,036
Benchmark Electronics Inc.(a)	11,775	266,704
Brady Corp. Class A	8,057	301,735
Checkpoint Systems Inc.(a)	6,854	128,787
Coherent Inc.(a)	5,063	155,687
CTS Corp.	6,011	93,170
Dionex Corp.(a)	3,175	188,659
Electro Scientific Industries Inc.(a)	4,742	99,535
Flextronics International Ltd.(a)	97,827	1,137,728
FLIR Systems Inc.(a)	11,724	362,389
Itron Inc.(a)	4,342	250,273
Jabil Circuit Inc.	31,518	756,117
KEMET Corp.(a)	14,377	108,403
Methode Electronics Inc.	6,324	69,627
Mettler Toledo International Inc.(a)	6,706	555,257
National Instruments Corp.	8,968	258,368
Orbotech Ltd.(a)	5,405	129,396
Park Electrochemical Corp.	3,111	83,033
PerkinElmer Inc.	21,360	509,863
Plexus Corp.(a)	7,862	132,082
Sanmina-SCI Corp.(a)	91,334	319,669
Solectron Corp.(a)	152,949	497,084
Taser International Inc.(a)(b)	10,662	82,631
Technitrol Inc.	6,993	153,986
Tektronix Inc.	13,982	395,271
Thomas & Betts Corp.(a)	10,236	490,202
Trimble Navigation Ltd.(a)	9,278	524,949
Vishay Intertechnology Inc.(a)	28,900	379,746

		13,255,310
ENERGY-ALTERNATE SOURCES—0.01%
FuelCell Energy Inc.(a)	7,323	48,405

		48,405
ENGINEERING & CONSTRUCTION—1.68%
EMCOR Group Inc.(a)	5,255	301,742
Fluor Corp.	14,736	1,217,194
Foster Wheeler Ltd.(a)	11,565	618,381
Granite Construction Inc.	5,874	314,611
Insituform Technologies Inc. Class A(a)	4,437	123,837
Jacobs Engineering Group Inc.(a)	9,925	898,709
McDermott International Inc.(a)	18,726	967,011
Shaw Group Inc. (The)(a)	12,788	431,723
URS Corp.(a)	8,790	377,706
Washington Group International Inc.(a)	5,020	286,793

		5,537,707
ENVIRONMENTAL CONTROL—1.87%
Allied Waste Industries Inc.(a)	48,617	621,811
Mine Safety Appliances Co.(b)	4,576	175,490
Republic Services Inc.	19,563	846,100
Stericycle Inc.(a)	7,403	570,031
Tetra Tech Inc.(a)	9,897	177,948
Waste Connections Inc.(a)	7,641	332,918
Waste Management Inc.	90,477	3,436,316

		6,160,614

FOREST PRODUCTS & PAPER—0.82%
Louisiana-Pacific Corp.	17,881	409,654
MeadWestvaco Corp.	30,399	916,226
Smurfit-Stone Container Corp.(a)	42,790	462,132
Temple-Inland Inc.	18,059	901,866

		2,689,878
HAND & MACHINE TOOLS—0.33%
Kennametal Inc.	6,558	405,284
Lincoln Electric Holdings Inc.	6,624	402,540
Regal-Beloit Corp.	5,247	264,029

		1,071,853
HEALTH CARE-PRODUCTS—0.08%
West Pharmaceutical Services Inc.	5,420	263,033

		263,033
HOLDING COMPANIES-DIVERSIFIED—0.07%
Walter Industries Inc.	8,423	237,360

		237,360
HOUSEHOLD PRODUCTS & WARES—0.71%
Fortune Brands Inc.	25,474	2,132,683
Harland (John H.) Co.	4,420	222,680

		2,355,363
HOUSEWARES—0.11%
Toro Co. (The)	7,056	361,761

		361,761
INTERNET—0.28%
CheckFree Corp.(a)	12,591	521,645
Emdeon Corp.(a)	25,207	359,452
Stamps.com Inc.(a)	3,668	53,663

		934,760
MACHINERY—6.07%
AGCO Corp.(a)	15,236	517,567
Albany International Corp. Class A	4,430	150,354
Astec Industries Inc.(a)	2,842	102,340
Bucyrus International Inc. Class A	5,435	252,238
Caterpillar Inc.	110,912	7,106,132
Cognex Corp.	6,930	151,213
Cummins Inc.	7,935	1,067,734
Deere & Co.	39,103	3,921,249
Flowserve Corp.(a)	9,536	506,076
Gardner Denver Inc.(a)	8,847	341,052
Graco Inc.	11,476	467,877
IDEX Corp.	8,942	464,090
Joy Global Inc.	19,934	926,333
Manitowoc Co. Inc. (The)	10,387	538,670
Nordson Corp.	5,217	269,823
Rockwell Automation Inc.	25,727	1,574,750
Terex Corp.(a)	17,166	976,574
Wabtec Corp.	8,008	256,416
Zebra Technologies Corp. Class A(a)	11,918	413,197

		20,003,685

MANUFACTURING—35.41%
Actuant Corp. Class A	4,577	227,889
Acuity Brands Inc.	7,348	426,257
AptarGroup Inc.	5,463	333,298
Brink’s Co. (The)	7,650	475,448
Carlisle Companies Inc.	5,247	427,316
Ceradyne Inc.(a)	4,227	228,596
CLARCOR Inc.	8,808	305,285
Cooper Industries Ltd.	17,451	1,594,847
Crane Co.	8,943	347,257
Danaher Corp.	40,765	3,019,056
Donaldson Co. Inc.	12,006	422,851
Dover Corp.	34,342	1,703,363
Eaton Corp.	25,386	1,988,993
ESCO Technologies Inc.(a)	4,260	203,500
General Electric Co.	1,759,074	63,414,618
Harsco Corp.	7,088	608,717
Hexcel Corp.(a)	15,680	301,683
Honeywell International Inc.	126,696	5,788,740
Illinois Tool Works Inc.	82,434	4,203,310
Ingersoll-Rand Co. Class A	51,979	2,228,860
ITT Industries Inc.	31,213	1,861,855
Jacuzzi Brands Inc.(a)	13,182	163,852
Pall Corp.	20,723	720,331
Parker Hannifin Corp.	20,182	1,670,262
Pentair Inc.	16,768	522,491
Roper Industries Inc.	14,714	763,951
SPX Corp.	9,767	685,546
Teleflex Inc.	5,954	397,608
Textron Inc.	18,055	1,682,184
3M Co.	114,177	8,483,351
Trinity Industries Inc.	13,606	520,430
Tyco International Ltd.	342,317	10,913,066

		116,634,811
METAL FABRICATE & HARDWARE—1.00%
Kaydon Corp.	4,754	204,897
Mueller Industries Inc.	6,171	200,989
Mueller Water Products Inc. Class B(a)	13,923	189,074
Precision Castparts Corp.	22,855	2,031,581
Quanex Corp.	6,296	246,740
Timken Co. (The)	14,141	404,574

		3,277,855
MINING—0.44%
Vulcan Materials Co.	14,281	1,454,377

		1,454,377
PACKAGING & CONTAINERS—1.57%
Ball Corp.	17,581	814,352
Bemis Co. Inc.	17,638	598,105
Crown Holdings Inc.(a)	27,694	611,207
Owens-Illinois Inc.(a)	24,228	539,315
Packaging Corp. of America	14,042	320,719
Pactiv Corp.(a)	22,651	734,798
Sealed Air Corp.	13,581	894,988
Sonoco Products Co.	16,855	648,918

		5,162,402
RETAIL—0.18%
MSC Industrial Direct Co. Inc. Class A	8,250	356,318
World Fuel Services Corp.	4,847	222,235

		578,553
SEMICONDUCTORS—0.03%
Veeco Instruments Inc.(a)	4,495	86,259

		86,259

SOFTWARE—4.71%
Acxiom Corp.	11,399	258,757
Automatic Data Processing Inc.	93,475	4,460,627
eFunds Corp.(a)	7,761	207,374
Fidelity National Information Services Inc.	47,889	2,036,240
First Data Corp.	129,172	3,211,216
Fiserv Inc.(a)	29,774	1,565,219
Global Payments Inc.	13,471	508,665
IMS Health Inc.	33,840	976,622
Paychex Inc.	56,883	2,275,889

		15,500,609
TELECOMMUNICATIONS—0.49%
Aeroflex Inc.(a)	12,513	149,655
Anaren Inc.(a)	3,031	50,012
Anixter International Inc.(a)	5,776	319,240
Black Box Corp.	2,927	120,241
CommScope Inc.(a)	10,197	329,465
NeuStar Inc. Class A(a)	12,545	387,515
Newport Corp.(a)	6,626	132,255
Powerwave Technologies Inc.(a)	18,845	110,055

		1,598,438
TRANSPORTATION—11.75%
Alexander & Baldwin Inc.	7,240	357,946
American Commercial Lines Inc.(a)	4,000	281,760
Arkansas Best Corp.	3,939	150,549
Burlington Northern Santa Fe Corp.	61,705	4,958,614
C.H. Robinson Worldwide Inc.	29,438	1,561,686
Con-way Inc.	8,096	402,695
CSX Corp.	73,630	2,708,848
EGL Inc.(a)	5,600	213,416
Expeditors International Washington Inc.	35,975	1,535,773
FedEx Corp.	48,242	5,325,917
Forward Air Corp.	5,208	163,427
General Maritime Corp.	4,458	162,672
Genesee & Wyoming Inc. Class A(a)	6,125	172,664
Hunt (J.B.) Transport Services Inc.	17,745	445,932
Kansas City Southern Industries Inc.(a)	12,930	388,676
Kirby Corp.(a)	8,745	310,535
Landstar System Inc.	9,701	410,255
Norfolk Southern Corp.	67,201	3,336,530
Old Dominion Freight Line Inc.(a)	5,462	151,734
OMI Corp.	10,932	241,160
Overseas Shipholding Group Inc.	5,087	316,055
Pacer International Inc.	6,117	190,606
Ryder System Inc.	10,197	556,144
Saia Inc.(a)	2,564	68,331
Swift Transportation Co. Inc.(a)	7,466	227,862
Teekay Shipping Corp.	7,320	367,537
Union Pacific Corp.	45,282	4,573,482
United Parcel Service Inc. Class B	111,871	8,086,036
UTi Worldwide Inc.	13,789	419,186
Werner Enterprises Inc.	9,470	180,025
YRC Worldwide Inc.(a)	9,903	439,198

		38,705,251
TRUCKING & LEASING—0.11%
GATX Corp.	7,659	349,250

		349,250

TOTAL COMMON STOCKS
(Cost: $290,700,365)		329,162,844

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.14%

CERTIFICATES OF DEPOSIT(c)—0.00%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$4,631	4,631
Washington Mutual Bank
5.33%, 03/19/07	5,788	5,788

		10,419
COMMERCIAL PAPER(c)—0.02%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	2,434	2,412
Aspen Funding Corp.
5.26%, 02/21/07(d)	1,505	1,500
BNP Paribas Finance Inc.
5.12%, 06/06/07	810	796
Cantabric Finance LLC
5.25%, 03/06/07(d)	1,852	1,843
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	2,732	2,711
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	2,674	2,610
Curzon Funding LLC
5.24%, 02/27/07(d)	1,270	1,265
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	960	950
Eureka Securitization
5.26%, 02/09/07(d)	2,894	2,891
Five Finance Inc.
5.22%, 04/20/07(d)	1,065	1,053
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	4,052	3,966
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	3,797	3,777
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	4,515	4,441
Irish Permanent Treasury PLC
5.18%, 07/10/07	1,158	1,131
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	6,462	6,393
Lockhart Funding LLC
5.28%, 02/09/07(d)	2,315	2,313
Nationwide Building Society
5.21%, 04/13/07	2,199	2,177
Nestle Capital Corp.
5.19%, 08/09/07	1,389	1,351
Norddeutsche Landesbank
5.27%, 02/15/07	2,199	2,195
Polonius Inc.
5.26%, 02/20/07	655	653
Sedna Finance Inc.
5.22%, 04/17/07(d)	1,320	1,305
Simba Funding Corp.
5.20%, 07/23/07(d)	2,315	2,258
Societe Generale
5.18%, 05/16/07	5,788	5,701
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	5,875	5,844
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	2,852	2,839
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	1,353	1,350
Westpac Banking Corp.
5.20%, 07/12/07(d)	2,084	2,035
Zela Finance Inc.
5.20%, 07/16/07(d)	1,389	1,356

		69,116

MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	579	579
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,736	1,736
K2 USA LLC
5.39%, 06/04/07(d)	1,736	1,736
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	2,709	2,709

		6,760
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	143,902	143,902

		143,902
REPURCHASE AGREEMENTS(c)—0.02%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $4,631 (collateralized by non-U.S. Government debt securities, value $4,774, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$4,630	4,630
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $3,474 (collateralized by U.S. Government obligations, value $3,546, 4.00% to 6.50%, 12/1/08 to 2/1/37).	3,473	3,473
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $232 (collateralized by non-U.S. Government debt securities, value $243, 5.43%, 3/15/08).	232	232
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $8,104 (collateralized by non-U.S. Government debt securities, value $8,734, 0.00% to 6.30%, 5/27/33 to 10/25/46).	8,103	8,103
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $2,547 (collateralized by non-U.S. Government debt securities, value $2,744, 0.00% to 6.30%, 5/27/33 to 10/25/46).	2,547	2,547
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $1,389 (collateralized by non-U.S. Government debt securities, value $1,497, 0.00% to 6.30%, 5/27/33 to 10/25/46).	1,389	1,389
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $4,631 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $4,807, 0.00% to 11.00%, 2/8/07 to 5/25/46).	4,630	4,630

Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $2,017 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,093, 0.00% to 11.00%, 2/8/07 to 5/25/46).	2,017	2,017
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $1,389 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,442, 0.00% to 11.00%, 2/8/07 to 5/25/46).	1,389	1,389
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $10,884 (collateralized by non-U.S. Government debt securities, value $11,999, 2.35% to 6.27%, 10/1/33 to 12/14/36).	10,882	10,882
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $1,158 (collateralized by non-U.S. Government debt securities, value $1,217, 0.00% to 5.95%, 12/1/29 to 6/1/46).	1,158	1,158
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $579 (collateralized by non-U.S. Government debt securities, value $608, 6.38% to 9.75%, 5/15/09 to 6/15/32).	579	579
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $3,474 (collateralized by non-U.S. Government debt securities, value $3,621, 2.28% to 11.19%, 3/20/07 to 12/15/66).	3,473	3,473
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $2,315 (collateralized by non-U.S. Government debt securities, value $2,389, 0.00% to 10.13%, 8/16/07 to 7/1/26).	2,315	2,315
Morgan Stanley 5.36%, due 2/1/07, maturity value $2,315 (collateralized by non-U.S. Government debt securities, value $2,648, 0.00% to 10.00%, 2/1/07 to 1/31/37).	2,315	2,315
Morgan Stanley 5.51%, due 6/4/07, maturity value $1,652 (collateralized by non-U.S. Government debt securities, value $2,177, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	1,621	1,621
Wachovia Capital 5.38%, due 2/1/07, maturity value $7,410 (collateralized by non-U.S. Government debt securities, value $7,786, 0.00% to 8.31%, 2/15/08 to 8/15/48).	7,409	7,409

		58,162
TIME DEPOSITS(c)—0.00%
Dexia Credit Local
5.28%, 02/01/07	235	235
Societe Generale
5.28%, 02/01/07	4,630	4,630
UBS AG
5.28%, 02/01/07	3,473	3,473

		8,338
VARIABLE & FLOATING RATE NOTES(c)—0.05%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	5,927	5,929
American Express Bank
5.29%, 02/28/07	2,315	2,316
American Express Centurion Bank
5.41%, 07/19/07	2,547	2,548
American Express Credit Corp.
5.42%, 07/05/07	695	695

AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	203	203
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	1,736	1,736
ASIF Global Financing
5.41%, 05/03/07(d)	232	232
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	1,505	1,505
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	3,357	3,357
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	5,904	5,904
BMW US Capital LLC
5.32%, 01/15/08(d)	2,315	2,315
BNP Paribas
5.35%, 11/19/07(d)	4,283	4,283
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	1,690	1,690
CC USA Inc.
5.36%, 07/30/07(d)	1,158	1,158
Commodore CDO Ltd.
5.44%, 12/12/07(d)	579	579
Credit Agricole SA
5.33%, 11/23/07	2,315	2,315
Cullinan Finance Corp.
5.36%, 04/25/07(d)	579	579
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	260	260
DEPFA Bank PLC
5.40%, 12/14/07(d)	2,315	2,315
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	2,663	2,663
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	1,545	1,545
Fifth Third Bancorp
5.32%, 01/23/08(d)	4,630	4,630
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	1,505	1,505
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	2,431	2,431
Granite Master Issuer PLC
5.29%, 08/20/07(d)	8,103	8,103
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	5,325	5,285
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	3,473	3,473
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	2,315	2,315
Holmes Financing PLC
5.29%, 07/16/07(d)	4,052	4,052
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	6,367	6,366
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	1,736	1,736
Kestrel Funding LLC
5.30%, 07/11/07(d)	926	926
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	1,389	1,389
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	2,934	2,933
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	2,547	2,547

Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	816	816
Marshall & Ilsley Bank
5.32%, 01/15/08	1,273	1,273
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	4,190	4,190
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	2,547	2,547
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	3,473	3,473
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	232	232
Mound Financing PLC
5.29%, 05/08/07(d)	2,176	2,176
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	8,335	8,334
National City Bank of Indiana
5.35%, 05/21/07	1,158	1,158
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	7,640	7,641
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	2,321	2,321
Northern Rock PLC
5.36%, 08/03/07(d)	2,778	2,778
Northlake CDO I
5.42%, 09/06/07(d)	695	695
Pricoa Global Funding I
5.31%, 01/25/08	3,126	3,126
Principal Life Global Funding I
5.78%, 02/08/07(d)	1,042	1,042
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	3,357	3,357
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	2,315	2,315
Strips III LLC
5.37%, 07/24/07(d)	486	486
SunTrust Bank
5.30%, 05/01/07	2,315	2,315
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	5,649	5,648
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	3,820	3,820
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	2,716	2,716
Wachovia Bank N.A.
5.36%, 05/22/07	4,630	4,630
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,736	1,737
Wells Fargo & Co.
5.33%, 11/15/07(d)	1,158	1,158
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	1,736	1,736
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	6,946	6,945
Wind Master Trust
5.31%, 07/25/07(d)	926	926

		171,409

TOTAL SHORT-TERM INVESTMENTS
(Cost: $468,106)		468,106

TOTAL INVESTMENTS IN SECURITIES —100.08%
(Cost: $291,168,471)		329,630,950
Other Assets, Less Liabilities —(0.08)%		(263,045)

NET ASSETS —100.00%		$329,367,905

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.95%

ENERGY-ALTERNATE SOURCES—0.32%
Covanta Holding Corp.(a)	2,519	$59,599

		59,599
INSURANCE—99.63%
ACE Ltd.	9,284	536,429
AFLAC Inc.	14,355	683,443
Alfa Corp.	1,050	19,803
Alleghany Corp.(a)	146	52,342
Allstate Corp. (The)	17,831	1,072,713
Ambac Financial Group Inc.	3,002	264,476
American Equity Investment Life Holding Co.	1,490	19,087
American Financial Group Inc.	1,986	70,145
American International Group Inc.	65,046	4,452,399
American National Insurance Co.	446	54,608
Arch Capital Group Ltd.(a)	1,183	76,410
Argonaut Group Inc.(a)	916	30,723
Aspen Insurance Holdings Ltd.	1,635	41,889
Assurant Inc.	2,974	165,295
Assured Guaranty Ltd.	1,357	35,608
Berkley (W.R.) Corp.	5,088	168,362
Brown & Brown Inc.	3,221	91,219
Chubb Corp.	11,840	616,154
Cincinnati Financial Corp.	4,352	194,708
CNA Financial Corp.(a)	834	33,902
Commerce Group Inc.	1,748	52,755
Conseco Inc.(a)	4,355	86,447
Delphi Financial Group Inc. Class A	1,216	47,959
Erie Indemnity Co. Class A	1,472	81,357
FBL Financial Group Inc. Class A	360	13,972
First American Corp.	2,433	103,110
Gallagher (Arthur J.) & Co.	2,790	79,989
Genworth Financial Inc. Class A	12,914	450,699
Hanover Insurance Group Inc. (The)	1,464	70,345
Hartford Financial Services Group Inc. (The)	9,048	858,746
HCC Insurance Holdings Inc.	3,155	98,531
Hilb, Rogal & Hobbs Co.	1,032	43,602
Horace Mann Educators Corp.	1,211	24,014
Infinity Property & Casualty Corp.	566	27,077
LandAmerica Financial Group Inc.	599	37,773
Lincoln National Corp.	7,921	531,816
Loews Corp.	13,296	577,844
Markel Corp.(a)	275	133,402
MBIA Inc.	3,825	274,750
Mercury General Corp.	755	39,381
MetLife Inc.	13,196	819,735
Midland Co. (The)	376	17,288
National Western Life Insurance Co. Class A	69	15,835
Nationwide Financial Services Inc.	1,595	87,167
Navigators Group Inc. (The)(a)	372	17,778

Ohio Casualty Corp.	1,770	52,286
Old Republic International Corp.	6,110	136,253
OneBeacon Insurance Group Ltd.(a)	676	17,502
Philadelphia Consolidated Holding Corp.(a)	1,693	76,287
Phoenix Companies Inc.	3,207	48,201
PMI Group Inc.(The)	2,279	108,982
Presidential Life Corp.	609	13,234
Principal Financial Group Inc.	7,677	472,980
ProAssurance Corp.(a)	882	44,797
Progressive Corp. (The)	20,342	471,731
Protective Life Corp.	1,833	89,689
Prudential Financial Inc.	13,667	1,218,140
Radian Group Inc.	2,300	138,506
RLI Corp.	621	34,366
SAFECO Corp.	3,321	212,577
Safety Insurance Group Inc.	411	20,073
Security Capital Assurance Ltd.	631	17,958
Selective Insurance Group Inc.	814	41,880
St. Paul Travelers Companies Inc.	19,759	1,004,745
StanCorp Financial Group Inc.	1,539	73,641
Stewart Information Services Corp.	482	20,263
Torchmark Corp.	2,824	183,532
21st Century Insurance Group	735	15,611
United America Indemnity Ltd. Class A(a)	563	13,580
United Fire & Casualty Co.	622	21,055
Unitrin Inc.	1,254	64,217
Universal American Financial Corp.(a)	1,058	19,943
UnumProvident Corp.	9,763	214,786
USI Holdings Corp.(a)	1,078	17,819
Wesco Financial Corp.	41	19,836
White Mountains Insurance Group Ltd.	227	131,592
XL Capital Ltd. Class A	5,118	353,142
Zenith National Insurance Corp.	1,066	48,716

		18,689,007

TOTAL COMMON STOCKS
(Cost: $17,914,049)		18,748,606

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	13,623	13,623

		13,623

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,623)		13,623

TOTAL INVESTMENTS IN SECURITIES —100.02%
(Cost: $17,927,672)		18,762,229
Other Assets, Less Liabilities —(0.02)%		(2,958)

NET ASSETS —100.00%		$18,759,271

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

BIOTECHNOLOGY—4.38%
Bio-Rad Laboratories Inc. Class A(a)	16,113	$1,386,363
Integra LifeSciences Holdings Corp.(a)	20,857	897,894
Millipore Corp.(a)	33,886	2,320,513

		4,604,770
ELECTRONICS—15.93%
Analogic Corp.	15,562	913,801
Applera Corp.-Applied Biosystems Group	93,016	3,233,236
Molecular Devices Corp.(a)	24,228	852,341
Thermo Fisher Scientific Inc.(a)	146,051	6,988,540
Varian Inc.(a)	27,845	1,489,986
Waters Corp.(a)	57,914	3,283,145

		16,761,049
HEALTH CARE-PRODUCTS—79.62%
Advanced Medical Optics Inc.(a)	46,480	1,708,140
American Medical Systems Holdings Inc.(a)	64,734	1,288,207
ArthroCare Corp.(a)	26,175	965,857
Beckman Coulter Inc.	39,512	2,549,314
Biomet Inc.	103,506	4,384,514
Boston Scientific Corp.(a)	457,086	8,433,237
Cepheid Inc.(a)	72,147	596,656
Dade Behring Holdings Inc.	56,268	2,367,757
Datascope Corp.	17,506	646,672
DJO Inc.(a)	22,779	943,051
Hillenbrand Industries Inc.	37,634	2,145,514
Immucor Inc.(a)	53,698	1,693,635
Intuitive Surgical Inc.(a)	23,318	2,294,724
Invacare Corp.	35,991	777,046
Kinetic Concepts Inc.(a)	41,113	2,022,348
Kyphon Inc.(a)	35,612	1,666,285
Medtronic Inc.	242,377	12,955,051
NuVasive Inc.(a)	35,365	856,187
Palomar Medical Technologies Inc.(a)	16,996	845,721
ResMed Inc.(a)	47,887	2,517,898
Respironics Inc.(a)	51,211	2,181,589
Sirona Dental Systems Inc.	19,814	848,435
SonoSite Inc.(a)	21,141	687,083
St. Jude Medical Inc.(a)	141,213	6,038,268
Steris Corp.	54,373	1,404,998
Stryker Corp.	105,733	6,549,102
Thoratec Corp.(a)	54,443	980,518
Varian Medical Systems Inc.(a)	68,415	3,155,984
Ventana Medical Systems Inc.(a)	30,583	1,287,544
Viasys Healthcare Inc.(a)	34,553	1,016,895
Wright Medical Group Inc.(a)	37,358	817,767
Zimmer Holdings Inc.(a)	85,024	7,160,721

		83,786,718

TOTAL COMMON STOCKS
(Cost: $100,088,656)		105,152,537

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	97,652	97,652

		97,652

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,652)		97,652

TOTAL INVESTMENTS IN SECURITIES —100.02%
(Cost: $100,186,308)		105,250,189
Other Assets, Less Liabilities —(0.02)%		(19,093)

NET ASSETS —100.00%		$105,231,096

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—100.01%

HOLDING COMPANIES-DIVERSIFIED—0.16%
Resource America Inc. Class A	6,178	$165,879

		165,879
OIL & GAS—30.60%
Atwood Oceanics Inc.(a)	9,876	477,702
Diamond Offshore Drilling Inc.	21,024	1,775,267
ENSCO International Inc.	51,410	2,615,227
GlobalSantaFe Corp.	76,998	4,466,654
Grey Wolf Inc.(a)	72,720	496,678
Helmerich & Payne Inc.	34,603	928,398
Nabors Industries Ltd.(a)	100,894	3,055,070
Noble Corp.	45,250	3,391,487
Parker Drilling Co.(a)	41,915	388,133
Patterson-UTI Energy Inc.	55,989	1,352,134
Petroleum Development Corp.(a)	5,920	303,282
Pioneer Drilling Co.(a)	20,319	257,442
Pride International Inc.(a)	56,687	1,633,152
Rowan Companies Inc.	38,521	1,266,956
TODCO(a)	20,978	726,468
Transocean Inc.(a)	94,337	7,298,854
Unit Corp.(a)	17,197	833,711

		31,266,615
OIL & GAS SERVICES—68.70%
Baker Hughes Inc.	103,345	7,133,905
BJ Services Co.	100,973	2,792,913
Cameron International Corp.(a)	38,175	2,004,188
CARBO Ceramics Inc.	7,745	285,636
Complete Production Services Inc.(a)	15,998	317,880
Dresser-Rand Group Inc.(a)	24,663	640,251
Dril-Quip Inc.(a)	8,989	334,391
FMC Technologies Inc.(a)	23,618	1,462,663
Global Industries Ltd.(a)	32,311	435,229
Grant Prideco Inc.(a)	44,771	1,754,128
Halliburton Co.	320,198	9,458,649
Hanover Compressor Co.(a)	32,145	622,006
Helix Energy Solutions Group Inc.(a)	29,943	963,266
Horizon Offshore Inc.(a)	12,261	205,985
Hornbeck Offshore Services Inc.(a)	9,464	260,449
Hydril Co.(a)	6,833	540,490
Input/Output Inc.(a)	27,632	378,282
Lone Star Technologies Inc.(a)	11,321	547,370
Lufkin Industries Inc.	5,564	333,005
National Oilwell Varco Inc.(a)	58,645	3,556,233
Newpark Resources Inc.(a)	35,077	221,687
Oceaneering International Inc.(a)	19,370	764,534
Oil States International Inc.(a)	17,157	494,465
RPC Inc.	15,960	284,088
Schlumberger Ltd.	355,907	22,596,535

SEACOR Holdings Inc.(a)	7,517	760,946
Smith International Inc.	71,484	2,836,485
Superior Energy Services Inc.(a)	28,341	859,299
Tetra Technologies Inc.(a)	26,097	604,407
Tidewater Inc.	20,425	1,053,317
Universal Compression Holdings Inc.(a)	11,027	666,472
Weatherford International Ltd.(a)	111,933	4,519,855
W-H Energy Services Inc.(a)	10,950	496,911

		70,185,920
TRANSPORTATION—0.55%
Bristow Group Inc.(a)	8,283	309,370
GulfMark Offshore Inc.(a)	7,020	253,492

		562,862

TOTAL COMMON STOCKS
(Cost: $105,692,383)		102,181,276

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	18,617	18,617

		18,617

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,617)		18,617

TOTAL INVESTMENTS IN SECURITIES —100.03%
(Cost: $105,711,000)		102,199,893
Other Assets, Less Liabilities —(0.03)%		(29,697)

NET ASSETS —100.00%		$102,170,196

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.85%

ELECTRIC—1.17%
Dynegy Inc. Class A(a)	82,435	$581,167

		581,167
OIL & GAS—98.68%
Anadarko Petroleum Corp.	65,607	2,870,306
Apache Corp.	46,403	3,386,027
Atlas America Inc.(a)	4,364	233,605
ATP Oil & Gas Corp.(a)	4,874	202,661
Aurora Oil & Gas Corp.(a)	28,169	77,465
Berry Petroleum Co. Class A	9,208	285,816
Bill Barrett Corp.(a)	7,070	218,463
BP Prudhoe Bay Royalty Trust(b)	4,833	353,292
Cabot Oil & Gas Corp.	9,769	633,617
Carrizo Oil & Gas Inc.(a)	5,991	171,942
Cheniere Energy Inc.(a)(b)	11,830	327,454
Chesapeake Energy Corp.	64,532	1,910,793
Cimarex Energy Co.	16,661	624,454
CNX Gas Corp.(a)	7,215	184,560
Comstock Resources Inc.(a)	9,930	317,264
Delta Petroleum Corp.(a)	12,269	269,305
Denbury Resources Inc.(a)	23,391	647,931
Devon Energy Corp.	56,313	3,946,978
Encore Acquisition Co.(a)	11,660	302,577
Energy Partners Ltd.(a)	8,954	193,944
EOG Resources Inc.	36,052	2,492,275
EXCO Resources Inc.(a)	19,786	332,405
Forest Oil Corp.(a)	11,954	381,572
Frontier Oil Corp.	21,776	618,656
Giant Industries Inc.(a)	3,516	263,243
Goodrich Petroleum Corp.(a)(b)	3,689	134,722
Harvest Natural Resources Inc.(a)	10,884	109,493
Holly Corp.	9,820	517,416
Houston Exploration Co.(a)	6,404	335,057
Hugoton Royalty Trust	9,702	244,393
Mariner Energy Inc.(a)	18,125	364,494
Meridian Resource Corp.(The)(a)	26,637	74,051
Newfield Exploration Co.(a)	23,131	990,238
Noble Energy Inc.	29,046	1,551,347
Occidental Petroleum Corp.	107,279	4,973,454
Penn Virginia Corp.	4,306	315,544
Petrohawk Energy Corp.(a)	35,836	413,548
Pioneer Natural Resources Co.	22,535	923,935
Plains Exploration & Production Co.(a)	14,990	723,118
Pogo Producing Co.	10,879	539,054
Quicksilver Resources Inc.(a)(b)	11,687	463,506
Range Resources Corp.	26,435	811,290
Rosetta Resources Inc.(a)	12,479	234,730
Southwestern Energy Co.(a)	29,572	1,137,339
St. Mary Land & Exploration Co.	11,787	424,214

Stone Energy Corp.(a)	6,479	220,221
Sunoco Inc.	20,946	1,322,321
Swift Energy Co.(a)	6,800	301,512
Tesoro Corp.	12,619	1,039,679
Ultra Petroleum Corp.(a)	26,051	1,359,862
Valero Energy Corp.	79,798	4,331,435
W&T Offshore Inc.	6,806	209,080
Warren Resources Inc.(a)	12,970	143,837
Western Refining Inc.	7,186	196,537
Whiting Petroleum Corp.(a)	8,173	372,444
XTO Energy Inc.	53,678	2,709,129

		48,733,605

TOTAL COMMON STOCKS
(Cost: $49,150,194)		49,314,772

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.70%

CERTIFICATES OF DEPOSIT(c)—0.05%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$10,793	10,793
Washington Mutual Bank
5.33%, 03/19/07	13,490	13,490

		24,283
COMMERCIAL PAPER(c)—0.33%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	5,672	5,607
Aspen Funding Corp.
5.26%, 02/21/07(d)	3,507	3,497
BNP Paribas Finance Inc.
5.12%, 06/06/07	1,889	1,855
Cantabric Finance LLC
5.25%, 03/06/07(d)	4,317	4,296
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	6,367	6,316
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	6,233	6,083
Curzon Funding LLC
5.24%, 02/27/07(d)	2,960	2,948
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	2,236	2,214
Eureka Securitization
5.26%, 02/09/07(d)	6,745	6,737
Five Finance Inc.
5.22%, 04/20/07(d)	2,482	2,454
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	9,443	9,242
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	8,849	8,802
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	10,522	10,349
Irish Permanent Treasury PLC
5.18%, 07/10/07	2,698	2,636

Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	15,060	14,900
Lockhart Funding LLC
5.28%, 02/09/07(d)	5,396	5,390
Nationwide Building Society
5.21%, 04/13/07	5,126	5,073
Nestle Capital Corp.
5.19%, 08/09/07	3,238	3,149
Norddeutsche Landesbank
5.27%, 02/15/07	5,126	5,116
Polonius Inc.
5.26%, 02/20/07	1,526	1,522
Sedna Finance Inc.
5.22%, 04/17/07(d)	3,076	3,042
Simba Funding Corp.
5.20%, 07/23/07(d)	5,396	5,262
Societe Generale
5.18%, 05/16/07	13,490	13,288
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	13,692	13,620
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	6,648	6,617
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	3,153	3,147
Westpac Banking Corp.
5.20%, 07/12/07(d)	4,856	4,743
Zela Finance Inc.
5.20%, 07/16/07(d)	3,238	3,160

		161,065
MEDIUM-TERM NOTES(c)—0.03%
Bank of America N.A.
5.28%, 04/20/07	1,349	1,349
Cullinan Finance Corp.
5.71%, 06/28/07(d)	4,047	4,047
K2 USA LLC
5.39%, 06/04/07(d)	4,047	4,047
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	6,314	6,314

		15,757
MONEY MARKET FUNDS—0.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	81,975	81,975

		81,975
REPURCHASE AGREEMENTS(c)—0.27%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $10,794 (collateralized by non-U.S. Government debt securities, value $11,126, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$10,792	10,792
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $8,095 (collateralized by U.S. Government obligations, value $8,263, 4.00% to 6.50%, 12/1/08 to 2/1/37).	8,094	8,094
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $540 (collateralized by non-U.S. Government debt securities, value $567, 5.43%, 3/15/08).	540	540

Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $18,889 (collateralized by non-U.S. Government debt securities, value $20,355, 0.00% to 6.30%, 5/27/33 to 10/25/46).	18,886	18,886
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $5,936 (collateralized by non-U.S. Government debt securities, value $6,396, 0.00% to 6.30%, 5/27/33 to 10/25/46).	5,935	5,935
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $3,238 (collateralized by non-U.S. Government debt securities, value $3,490, 0.00% to 6.30%, 5/27/33 to 10/25/46).	3,238	3,238
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $10,794 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $11,203, 0.00% to 11.00%, 2/8/07 to 5/25/46).	10,792	10,792
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $4,701 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $4,878, 0.00% to 11.00%, 2/8/07 to 5/25/46).	4,700	4,700
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $3,238 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $3,362, 0.00% to 11.00%, 2/8/07 to 5/25/46).	3,238	3,238
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $25,365 (collateralized by non-U.S. Government debt securities, value $27,964, 2.35% to 6.27%, 10/1/33 to 12/14/36).	25,361	25,361
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $2,698 (collateralized by non-U.S. Government debt securities, value $2,836, 0.00% to 5.95%, 12/1/29 to 6/1/46).	2,698	2,698
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $1,349 (collateralized by non-U.S. Government debt securities, value $1,418, 6.38% to 9.75%, 5/15/09 to 6/15/32).	1,349	1,349
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $8,095 (collateralized by non-U.S. Government debt securities, value $8,439, 2.28% to 11.19%, 3/20/07 to 12/15/66).	8,094	8,094
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $5,397 (collateralized by non-U.S. Government debt securities, value $5,568, 0.00% to 10.13%, 8/16/07 to 7/1/26).	5,396	5,396
Morgan Stanley 5.36%, due 2/1/07, maturity value $5,397 (collateralized by non-U.S. Government debt securities, value $6,172, 0.00% to 10.00%, 2/1/07 to 1/31/37).	5,396	5,396
Morgan Stanley 5.51%, due 6/4/07, maturity value $3,849 (collateralized by non-U.S. Government debt securities, value $5,073, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	3,777	3,777
Wachovia Capital 5.38%, due 2/1/07, maturity value $17,270 (collateralized by non-U.S. Government debt securities, value $18,147, 0.00% to 8.31%, 2/15/08 to 8/15/48).	17,267	17,267

		135,553

TIME DEPOSITS(c)—0.04%
Dexia Credit Local
5.28%, 02/01/07	548	548
Societe Generale
5.28%, 02/01/07	10,792	10,792
UBS AG
5.28%, 02/01/07	8,094	8,094

		19,434

VARIABLE & FLOATING RATE NOTES(c)—0.81%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	13,813	13,815
American Express Bank
5.29%, 02/28/07	5,396	5,396
American Express Centurion Bank
5.41%, 07/19/07	5,935	5,939
American Express Credit Corp.
5.42%, 07/05/07	1,619	1,619
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	474	474
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	4,047	4,047
ASIF Global Financing
5.41%, 05/03/07(d)	540	540
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	3,507	3,507
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	7,824	7,824
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	13,759	13,760
BMW US Capital LLC
5.32%, 01/15/08(d)	5,396	5,396
BNP Paribas
5.35%, 11/19/07(d)	9,982	9,982
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	3,939	3,940
CC USA Inc.
5.36%, 07/30/07(d)	2,698	2,698
Commodore CDO Ltd.
5.44%, 12/12/07(d)	1,349	1,349
Credit Agricole SA
5.33%, 11/23/07	5,396	5,396
Cullinan Finance Corp.
5.36%, 04/25/07(d)	1,349	1,349
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	605	605
DEPFA Bank PLC
5.40%, 12/14/07(d)	5,396	5,396
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	6,205	6,205
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	3,602	3,602
Fifth Third Bancorp
5.32%, 01/23/08(d)	10,792	10,792
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	3,507	3,507
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	5,666	5,667
Granite Master Issuer PLC
5.29%, 08/20/07(d)	18,885	18,885

Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	12,410	12,315
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	8,094	8,095
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	5,396	5,396
Holmes Financing PLC
5.29%, 07/16/07(d)	9,443	9,443
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	14,839	14,839
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	4,047	4,047
Kestrel Funding LLC
5.30%, 07/11/07(d)	2,158	2,158
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	3,238	3,238
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	6,837	6,837
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	5,935	5,935
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	1,902	1,902
Marshall & Ilsley Bank
5.32%, 01/15/08	2,968	2,968
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	9,765	9,765
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	5,935	5,935
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	8,094	8,094
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	540	540
Mound Financing PLC
5.29%, 05/08/07(d)	5,072	5,072
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	19,425	19,426
National City Bank of Indiana
5.35%, 05/21/07	2,698	2,698
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	17,806	17,808
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	5,409	5,409
Northern Rock PLC
5.36%, 08/03/07(d)	6,475	6,475
Northlake CDO I
5.42%, 09/06/07(d)	1,619	1,619
Pricoa Global Funding I
5.31%, 01/25/08	7,284	7,284
Principal Life Global Funding I
5.78%, 02/08/07(d)	2,428	2,428
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	7,824	7,824
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	5,396	5,396
Strips III LLC
5.37%, 07/24/07(d)	1,133	1,133
SunTrust Bank
5.30%, 05/01/07	5,396	5,396
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	13,166	13,165
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	8,903	8,903

Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	6,329	6,329
Wachovia Bank N.A.
5.36%, 05/22/07	10,792	10,792
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	4,047	4,048
Wells Fargo & Co.
5.33%, 11/15/07(d)	2,698	2,698
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	4,047	4,047
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	16,188	16,185
Wind Master Trust
5.31%, 07/25/07(d)	2,158	2,158

		399,490

TOTAL SHORT-TERM INVESTMENTS
(Cost: $837,557)		837,557

TOTAL INVESTMENTS IN SECURITIES —101.55%
(Cost: $49,987,751)		50,152,329
Other Assets, Less Liabilities —(1.55)%		(765,363)

NET ASSETS —100.00%		$49,386,966

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

HEALTH CARE-PRODUCTS—8.31%
Johnson & Johnson	75,986	$5,075,865

		5,075,865
HOUSEHOLD PRODUCTS & WARES—0.86%
Prestige Brands Holdings Inc.(a)	41,291	524,809

		524,809
PHARMACEUTICALS—90.76%
Abbott Laboratories	73,547	3,897,991
Abraxis BioScience Inc.(a)	22,053	576,465
Adams Respiratory Therapeutics Inc.(a)	19,494	874,306
Adolor Corp.(a)	57,274	400,345
Alkermes Inc.(a)	58,763	876,744
Allergan Inc.	17,436	2,034,956
Alpharma Inc. Class A	30,618	843,526
Barr Pharmaceuticals Inc.(a)	27,279	1,459,972
Bristol-Myers Squibb Co.	118,109	3,400,358
Cephalon Inc.(a)	18,027	1,305,335
Endo Pharmaceuticals Holdings Inc.(a)	42,838	1,315,983
Forest Laboratories Inc.(a)	39,011	2,188,907
Hospira Inc.(a)	40,889	1,503,897
King Pharmaceuticals Inc.(a)	74,722	1,334,535
K-V Pharmaceutical Co. Class A(a)	29,834	752,712
Lilly (Eli) & Co.	57,082	3,089,278
Medicines Co. (The)(a)	27,526	842,846
Medicis Pharmaceutical Corp. Class A	25,756	976,925
Merck & Co. Inc.	89,702	4,014,165
MGI Pharma Inc.(a)	44,417	853,695
Mylan Laboratories Inc.	61,389	1,359,152
New River Pharmaceuticals Inc.(a)(b)	12,074	674,937
Noven Pharmaceuticals Inc.(a)	22,734	622,002
Nuvelo Inc.(a)	90,307	315,171
Par Pharmaceutical Companies Inc.(a)	29,987	791,057
Perrigo Co.	46,611	805,438
Pfizer Inc.	192,975	5,063,664
Pharmion Corp.(a)	23,590	751,342
Salix Pharmaceuticals Ltd.(a)	43,214	613,639
Schering-Plough Corp.	112,514	2,812,850
Sciele Pharma Inc.(a)	26,047	618,616
Sepracor Inc.(a)	25,978	1,482,305
Theravance Inc.(a)	27,297	936,833
Valeant Pharmaceuticals International	50,500	890,315
Warner Chilcott Ltd. Class A(a)	51,988	772,022
Watson Pharmaceuticals Inc.(a)	40,459	1,101,294
Wyeth	67,064	3,313,632

		55,467,210

TOTAL COMMON STOCKS
(Cost: $55,855,338)		61,067,884

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.10%

CERTIFICATES OF DEPOSIT(c)—0.03%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$9,565	9,565
Washington Mutual Bank
5.33%, 03/19/07	11,956	11,956

		21,521
COMMERCIAL PAPER(c)—0.23%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	5,027	4,971
Aspen Funding Corp.
5.26%, 02/21/07(d)	3,109	3,100
BNP Paribas Finance Inc.
5.12%, 06/06/07	1,674	1,644
Cantabric Finance LLC
5.25%, 03/06/07(d)	3,826	3,808
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	5,643	5,598
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	5,525	5,391
Curzon Funding LLC
5.24%, 02/27/07(d)	2,623	2,613
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	1,982	1,962
Eureka Securitization
5.26%, 02/09/07(d)	5,978	5,971
Five Finance Inc.
5.22%, 04/20/07(d)	2,200	2,175
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	8,370	8,192
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	7,843	7,802
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	9,326	9,173
Irish Permanent Treasury PLC
5.18%, 07/10/07	2,391	2,337
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	13,348	13,206
Lockhart Funding LLC
5.28%, 02/09/07(d)	4,783	4,777
Nationwide Building Society
5.21%, 04/13/07	4,543	4,497
Nestle Capital Corp.
5.19%, 08/09/07	2,870	2,791
Norddeutsche Landesbank
5.27%, 02/15/07	4,543	4,534
Polonius Inc.
5.26%, 02/20/07	1,353	1,349
Sedna Finance Inc.
5.22%, 04/17/07(d)	2,726	2,696
Simba Funding Corp.
5.20%, 07/23/07(d)	4,783	4,664
Societe Generale
5.18%, 05/16/07	11,956	11,778

Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	12,136	12,071
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	5,892	5,865
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	2,795	2,790
Westpac Banking Corp.
5.20%, 07/12/07(d)	4,304	4,204
Zela Finance Inc.
5.20%, 07/16/07(d)	2,870	2,801

		142,760
MEDIUM-TERM NOTES(c)—0.02%
Bank of America N.A.
5.28%, 04/20/07	1,196	1,196
Cullinan Finance Corp.
5.71%, 06/28/07(d)	3,587	3,587
K2 USA LLC
5.39%, 06/04/07(d)	3,587	3,587
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	5,596	5,596

		13,966
MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	6,678	6,678

		6,678
REPURCHASE AGREEMENTS(c)—0.20%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $9,566 (collateralized by non-U.S. Government debt securities, value $9,861, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$9,565	9,565
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $7,175 (collateralized by U.S. Government obligations, value $7,324, 4.00% to 6.50%, 12/1/08 to 2/1/37).	7,174	7,174
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $478 (collateralized by non-U.S. Government debt securities, value $503, 5.43%, 3/15/08).	478	478
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $16,741 (collateralized by non-U.S. Government debt securities, value $18,402, 0.00% to 6.30%, 5/27/33 to 10/25/46).	16,739	16,739
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $5,262 (collateralized by non-U.S. Government debt securities, value $5,669, 0.00% to 6.30%, 5/27/33 to 10/25/46).	5,261	5,261
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $2,870 (collateralized by non-U.S. Government debt securities, value $3,093, 0.00% to 6.30%, 5/27/33 to 10/25/46).	2,870	2,870
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $9,566 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $9,930, 0.00% to 11.00%, 2/8/07 to 5/25/46).	9,565	9,565
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $4,167 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $4,324, 0.00% to 11.00%, 2/8/07 to 5/25/46).	4,166	4,166
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $2,870 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,980, 0.00% to 11.00%, 2/8/07 to 5/25/46).	2,870	2,870

Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $22,481 (collateralized by non-U.S. Government debt securities, value $24,786, 2.35% to 6.27%, 10/1/33 to 12/14/36).	22,478	22,478
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $2,391 (collateralized by non-U.S. Government debt securities, value $2,513, 0.00% to 5.95%, 12/1/29 to 6/1/46).	2,391	2,391
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $1,196 (collateralized by non-U.S. Government debt securities, value $1,257, 6.38% to 9.75%, 5/15/09 to 6/15/32).	1,196	1,196
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $7,175 (collateralized by non-U.S. Government debt securities, value $7,480, 2.28% to 11.19%, 3/20/07 to 12/15/66).	7,174	7,174
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $4,784 (collateralized by non-U.S. Government debt securities, value $4,936, 0.00% to 10.13%, 8/16/07 to 7/1/26).	4,783	4,783
Morgan Stanley 5.36%, due 2/1/07, maturity value $4,784 (collateralized by non-U.S. Government debt securities, value $5,471, 0.00% to 10.00%, 2/1/07 to 1/31/37).	4,783	4,783
Morgan Stanley 5.51%, due 6/4/07, maturity value $3,412 (collateralized by non-U.S. Government debt securities, value $4,497, 0.00% to 10.00%, 2/1/07 to 1/31/37). (g)	3,348	3,348
Wachovia Capital 5.38%, due 2/1/07, maturity value $15,306 (collateralized by non-U.S. Government debt securities, value $16,085, 0.00% to 8.31%, 2/15/08 to 8/15/48).	15,304	15,304

		120,145
TIME DEPOSITS(c)—0.03%
Dexia Credit Local
5.28%, 02/01/07	486	486
Societe Generale
5.28%, 02/01/07	9,565	9,565
UBS AG
5.28%, 02/01/07	7,174	7,174

		17,225
VARIABLE & FLOATING RATE NOTES(c)—0.58%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	12,243	12,244

American Express Bank
5.29%, 02/28/07	4,783	4,782
American Express Centurion Bank
5.41%, 07/19/07	5,261	5,264
American Express Credit Corp.
5.42%, 07/05/07	1,435	1,435
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	420	420
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	3,587	3,587
ASIF Global Financing
5.41%, 05/03/07(d)	478	478
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	3,109	3,109
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	6,935	6,935
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	12,196	12,196
BMW US Capital LLC
5.32%, 01/15/08(d)	4,783	4,783
BNP Paribas
5.35%, 11/19/07(d)	8,848	8,848
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	3,491	3,491
CC USA Inc.
5.36%, 07/30/07(d)	2,391	2,391
Commodore CDO Ltd.
5.44%, 12/12/07(d)	1,196	1,196
Credit Agricole SA
5.33%, 11/23/07	4,783	4,783
Cullinan Finance Corp.
5.36%, 04/25/07(d)	1,196	1,196
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	537	537
DEPFA Bank PLC
5.40%, 12/14/07(d)	4,783	4,783
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	5,500	5,500
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	3,192	3,192
Fifth Third Bancorp
5.32%, 01/23/08(d)	9,565	9,565
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	3,109	3,109
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	5,022	5,023
Granite Master Issuer PLC
5.29%, 08/20/07(d)	16,739	16,739
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	11,000	10,915
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	7,174	7,175
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	4,783	4,783
Holmes Financing PLC
5.29%, 07/16/07(d)	8,370	8,370
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	13,152	13,152
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	3,587	3,587
Kestrel Funding LLC
5.30%, 07/11/07(d)	1,913	1,913

Kommunalkredit Austria AG
5.32%, 02/08/08(d)	2,870	2,870
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	6,060	6,060
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	5,261	5,261
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	1,686	1,686
Marshall & Ilsley Bank
5.32%, 01/15/08	2,630	2,630
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	8,655	8,655
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	5,261	5,261
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	7,174	7,174
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	478	478
Mound Financing PLC
5.29%, 05/08/07(d)	4,496	4,496
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	17,217	17,218
National City Bank of Indiana
5.35%, 05/21/07	2,391	2,391
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	15,783	15,785
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	4,795	4,794
Northern Rock PLC
5.36%, 08/03/07(d)	5,739	5,739
Northlake CDO I
5.42%, 09/06/07(d)	1,435	1,435
Pricoa Global Funding I
5.31%, 01/25/08	6,456	6,456
Principal Life Global Funding I
5.78%, 02/08/07(d)	2,152	2,152
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	6,935	6,935
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	4,783	4,783
Strips III LLC
5.37%, 07/24/07(d)	1,004	1,004
SunTrust Bank
5.30%, 05/01/07	4,783	4,783
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	11,669	11,669
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	7,891	7,892
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	5,610	5,610
Wachovia Bank N.A.
5.36%, 05/22/07	9,565	9,565
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	3,587	3,588
Wells Fargo & Co.
5.33%, 11/15/07(d)	2,391	2,391
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	3,587	3,587
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	14,348	14,347

Wind Master Trust
5.31%, 07/25/07(d)	1,913	1,913

		354,089

TOTAL SHORT-TERM INVESTMENTS
(Cost: $676,384)		676,384

TOTAL INVESTMENTS IN SECURITIES —101.03%
(Cost: $56,531,722)		61,744,268
Other Assets, Less Liabilities —(1.03)%		(632,413)

NET ASSETS —100.00%		$61,111,855

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.83%

DIVERSIFIED FINANCIAL SERVICES—0.26%
Friedman, Billings, Ramsey Group Inc. Class A	625,434	$4,915,911

		4,915,911
FOREST PRODUCTS & PAPER—2.27%
Plum Creek Timber Co. Inc.	835,116	33,613,419
Potlatch Corp.	101,977	4,814,334
Rayonier Inc.	84,015	3,629,448

		42,057,201
REAL ESTATE—7.35%
Brookfield Properties Corp.	504,792	23,493,020
CB Richard Ellis Group Inc. Class A(a)	859,042	32,308,570
Forest City Enterprises Inc. Class A	258,073	15,600,513
Jones Lang LaSalle Inc.	158,765	16,590,942
Realogy Corp.(a)	1,039,942	31,094,266
St. Joe Co. (The)(b)	294,758	17,066,488

		136,153,799
REAL ESTATE INVESTMENT TRUSTS—89.95%
Alexandria Real Estate Equities Inc.	109,339	11,847,974
AMB Property Corp.	151,340	9,209,039
American Financial Realty Trust	409,819	4,581,776
American Home Mortgage Investment Corp.	253,070	8,842,266
Annaly Capital Management Inc.	557,085	7,676,631
Apartment Investment & Management Co. Class A	489,535	30,659,577
Archstone-Smith Trust	999,108	63,153,617
AvalonBay Communities Inc.	339,179	50,320,596
BioMed Realty Trust Inc.	72,246	2,155,098
Boston Properties Inc.	518,946	65,433,901
Brandywine Realty Trust	503,446	17,550,128
BRE Properties Inc. Class A	267,437	18,562,802
Camden Property Trust	257,183	20,163,147
CapitalSource Inc.	653,316	18,155,652
CBL & Associates Properties Inc.	330,043	15,488,918
Colonial Properties Trust	233,654	11,484,094
Corporate Office Properties Trust	206,753	11,015,800
Cousins Properties Inc.	222,074	8,691,976
Crescent Real Estate Equities Co.	586,625	11,767,697
Developers Diversified Realty Corp.	511,880	34,357,386
Douglas Emmett Inc.	135,255	3,700,577
Duke Realty Corp.	644,352	28,428,810
Entertainment Properties Trust	20,988	1,361,282
Equity Inns Inc.	300,721	4,961,897
Equity Lifestyle Properties Inc.	4,329	239,091
Equity Office Properties Trust	1,724,317	95,785,809
Equity Residential	1,305,948	73,498,753
Essex Property Trust Inc.	112,483	16,235,796
Federal Realty Investment Trust	248,953	23,257,189
FelCor Lodging Trust Inc.	372,966	8,231,360

First Industrial Realty Trust Inc.	250,832	11,854,320
Franklin Street Properties Corp.	104,514	2,147,763
General Growth Properties Inc.	1,046,666	64,390,892
Health Care Property Investors Inc.	650,423	26,829,949
Health Care REIT Inc.(b)	319,897	14,974,379
Healthcare Realty Trust Inc.	262,529	11,125,979
Highwoods Properties Inc.	20,421	892,398
Home Properties Inc.	170,004	10,929,557
Hospitality Properties Trust	335,417	16,368,350
Host Hotels & Resorts Inc.	2,210,269	58,505,820
HRPT Properties Trust	1,183,684	15,411,566
Impac Mortgage Holdings Inc.	311,899	2,688,569
iStar Financial Inc.	529,680	26,563,452
Kilroy Realty Corp.	147,886	12,842,420
Kimco Realty Corp.	988,892	49,049,043
KKR Financial Corp.	408,309	11,048,842
LaSalle Hotel Properties	211,356	10,062,659
Lexington Realty Trust	354,351	7,540,589
Liberty Property Trust	391,933	20,278,613
Longview Fibre Co.	118,659	2,489,466
Macerich Co. (The)	325,573	31,101,989
Mack-Cali Realty Corp.	308,062	17,140,570
Maguire Properties Inc.	236,981	10,296,824
Mid-America Apartment Communities Inc.	15,000	901,800
Mills Corp.	250,569	5,424,819
National Retail Properties Inc.	25,000	593,750
Nationwide Health Properties Inc.	409,938	13,659,134
New Century Financial Corp.	165,313	5,004,025
New Plan Excel Realty Trust Inc.	544,297	15,849,929
Newcastle Investment Corp.	42,729	1,385,274
NovaStar Financial Inc.(b)	66,566	1,413,862
Pennsylvania Real Estate Investment Trust	15,000	640,500
Post Properties Inc.	227,859	11,051,162
ProLogis	1,118,122	72,677,930
Public Storage Inc.	589,487	64,112,606
Realty Income Corp.	488,445	14,057,447
Redwood Trust Inc.	135,901	8,637,868
Regency Centers Corp.	101,932	8,878,277
Senior Housing Properties Trust	146,300	3,806,726
Simon Property Group Inc.	979,208	112,011,603
SL Green Realty Corp.	218,722	32,060,271
Strategic Hotels & Resorts Inc.	118,867	2,558,018
Sunstone Hotel Investors Inc.	33,500	947,715
Taubman Centers Inc.	282,830	16,480,504
Thornburg Mortgage Inc.	506,039	13,612,449
United Dominion Realty Trust Inc.	680,079	22,299,790
Ventas Inc.	506,204	23,411,935
Vornado Realty Trust	594,515	72,738,910
Washington Real Estate Investment Trust	245,276	10,485,549
Weingarten Realty Investors	421,794	20,883,021

		1,666,937,522

TOTAL COMMON STOCKS
(Cost: $1,738,107,451)		1,850,064,433

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.73%

CERTIFICATES OF DEPOSIT(c)—0.05%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$422,446	422,446
Washington Mutual Bank
5.33%, 03/19/07	528,057	528,057

		950,503
COMMERCIAL PAPER(c)—0.34%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	222,018	219,802
Aspen Funding Corp.
5.26%, 02/21/07(d)	137,295	136,894
BNP Paribas Finance Inc.
5.12%, 06/06/07	73,928	72,615
Cantabric Finance LLC
5.25%, 03/06/07(d)	168,978	168,165
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	249,243	247,274
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	243,994	238,108
Curzon Funding LLC
5.24%, 02/27/07(d)	115,856	115,417
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	87,537	86,663
Eureka Securitization
5.26%, 02/09/07(d)	264,028	263,720
Five Finance Inc.
5.22%, 04/20/07(d)	97,162	96,064
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	369,640	361,807
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	346,405	344,573
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	411,884	405,117
Irish Permanent Treasury PLC
5.18%, 07/10/07	105,611	103,195
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	589,514	583,250
Lockhart Funding LLC
5.28%, 02/09/07(d)	211,223	210,975
Nationwide Building Society
5.21%, 04/13/07	200,662	198,600
Nestle Capital Corp.
5.19%, 08/09/07	126,734	123,280
Norddeutsche Landesbank
5.27%, 02/15/07	200,662	200,251
Polonius Inc.
5.26%, 02/20/07	59,734	59,568
Sedna Finance Inc.
5.22%, 04/17/07(d)	120,397	119,088
Simba Funding Corp.
5.20%, 07/23/07(d)	211,223	205,975
Societe Generale
5.18%, 05/16/07	528,057	520,155
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	535,974	533,157
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	260,226	259,031
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	123,436	123,202
Westpac Banking Corp.
5.20%, 07/12/07(d)	190,101	185,680
Zela Finance Inc.
5.20%, 07/16/07(d)	126,734	123,713

		6,305,339

MEDIUM-TERM NOTES(c)—0.03%
Bank of America N.A.
5.28%, 04/20/07	52,806	52,806
Cullinan Finance Corp.
5.71%, 06/28/07(d)	158,417	158,417
K2 USA LLC
5.39%, 06/04/07(d)	158,417	158,417
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	247,131	247,131

		616,771
MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	2,492,421	2,492,421

		2,492,421
REPURCHASE AGREEMENTS(c)—0.29%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $422,509 (collateralized by non-U.S. Government debt securities, value $435,526, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$422,446	422,446
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $316,881 (collateralized by U.S. Government obligations, value $323,474, 4.00% to 6.50%, 12/1/08 to 2/1/37).	316,834	316,834
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $21,125 (collateralized by non-U.S. Government debt securities, value $22,199, 5.43%, 3/15/08).	21,122	21,122
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $739,390 (collateralized by non-U.S. Government debt securities, value $796,819, 0.00% to 6.30%, 5/27/33 to 10/25/46).	739,280	739,280
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $232,380 (collateralized by non-U.S. Government debt securities, value $250,375, 0.00% to 6.30%, 5/27/33 to 10/25/46).	232,345	232,345
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $126,753 (collateralized by non-U.S. Government debt securities, value $136,611, 0.00% to 6.30%, 5/27/33 to 10/25/46).	126,734	126,734
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $422,509 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $438,553, 0.00% to 11.00%, 2/8/07 to 5/25/46).	422,446	422,446
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $184,016 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $190,963, 0.00% to 11.00%, 2/8/07 to 5/25/46).	183,989	183,989

Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $126,753 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $131,596, 0.00% to 11.00%, 2/8/07 to 5/25/46).	126,734	126,734
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $992,898 (collateralized by non-U.S. Government debt securities, value $1,094,670, 2.35% to 6.27%, 10/1/33 to 12/14/36).	992,747	992,747
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $105,627 (collateralized by non-U.S. Government debt securities, value $111,003, 0.00% to 5.95%, 12/1/29 to 6/1/46).	105,611	105,611
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $52,814 (collateralized by non-U.S. Government debt securities, value $55,499, 6.38% to 9.75%, 5/15/09 to 6/15/32).	52,806	52,806
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $316,882 (collateralized by non-U.S. Government debt securities, value $330,334, 2.28% to 11.19%, 3/20/07 to 12/15/66).	316,834	316,834
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $211,254 (collateralized by non-U.S. Government debt securities, value $217,978, 0.00% to 10.13%, 8/16/07 to 7/1/26).	211,223	211,223
Morgan Stanley 5.36%, due 2/1/07, maturity value $211,254 (collateralized by non-U.S. Government debt securities, value $241,609, 0.00% to 10.00%, 2/1/07 to 1/31/37).	211,223	211,223
Morgan Stanley 5.51%, due 6/4/07, maturity value $150,662 (collateralized by non-U.S. Government debt securities, value $198,604, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	147,856	147,856
Wachovia Capital 5.38%, due 2/1/07, maturity value $676,014 (collateralized by non-U.S. Government debt securities, value $710,372, 0.00% to 8.31%, 2/15/08 to 8/15/48).	675,913	675,913

		5,306,143
TIME DEPOSITS(c)—0.04%
Dexia Credit Local
5.28%, 02/01/07	21,444	21,444
Societe Generale
5.28%, 02/01/07	422,446	422,446
UBS AG
5.28%, 02/01/07	316,834	316,834

		760,724
VARIABLE & FLOATING RATE NOTES(c)—0.84%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	540,730	540,786
American Express Bank
5.29%, 02/28/07	211,223	211,222
American Express Centurion Bank
5.41%, 07/19/07	232,345	232,471
American Express Credit Corp.
5.42%, 07/05/07	63,367	63,385
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	18,561	18,561

Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	158,417	158,417
ASIF Global Financing
5.41%, 05/03/07(d)	21,122	21,125
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	137,295	137,295
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	306,273	306,280
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	538,618	538,630
BMW US Capital LLC
5.32%, 01/15/08(d)	211,223	211,223
BNP Paribas
5.35%, 11/19/07(d)	390,762	390,762
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	154,193	154,193
CC USA Inc.
5.36%, 07/30/07(d)	105,611	105,618
Commodore CDO Ltd.
5.44%, 12/12/07(d)	52,806	52,806
Credit Agricole SA
5.33%, 11/23/07	211,223	211,223
Cullinan Finance Corp.
5.36%, 04/25/07(d)	52,806	52,806
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	23,696	23,696
DEPFA Bank PLC
5.40%, 12/14/07(d)	211,223	211,223
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	242,906	242,913
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	140,991	140,991
Fifth Third Bancorp
5.32%, 01/23/08(d)	422,446	422,446
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	137,295	137,286
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	221,784	221,811
Granite Master Issuer PLC
5.29%, 08/20/07(d)	739,280	739,280
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	485,812	482,062
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	316,834	316,859
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	211,223	211,223
Holmes Financing PLC
5.29%, 07/16/07(d)	369,640	369,640
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	580,863	580,863
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	158,417	158,414
Kestrel Funding LLC
5.30%, 07/11/07(d)	84,489	84,485
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	126,734	126,734
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	267,642	267,641
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	232,345	232,339

Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	74,467	74,467
Marshall & Ilsley Bank
5.32%, 01/15/08	116,173	116,173
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	382,256	382,256
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	232,345	232,345
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	316,834	316,834
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	21,122	21,122
Mound Financing PLC
5.29%, 05/08/07(d)	198,549	198,549
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	760,402	760,398
National City Bank of Indiana
5.35%, 05/21/07	105,611	105,614
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	697,035	697,125
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	211,751	211,719
Northern Rock PLC
5.36%, 08/03/07(d)	253,467	253,471
Northlake CDO I
5.42%, 09/06/07(d)	63,367	63,367
Pricoa Global Funding I
5.31%, 01/25/08	285,151	285,151
Principal Life Global Funding I
5.78%, 02/08/07(d)	95,050	95,059
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	306,273	306,270
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	211,223	211,223
Strips III LLC
5.37%, 07/24/07(d)	44,344	44,344
SunTrust Bank
5.30%, 05/01/07	211,223	211,226
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	515,384	515,362
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	348,518	348,518
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	247,752	247,752
Wachovia Bank N.A.
5.36%, 05/22/07	422,446	422,446
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	158,417	158,465
Wells Fargo & Co.
5.33%, 11/15/07(d)	105,611	105,616
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	158,417	158,418
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	633,668	633,600
Wind Master Trust
5.31%, 07/25/07(d)	84,489	84,489

		15,638,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,069,989)		32,069,989

TOTAL INVESTMENTS IN SECURITIES —101.56%
(Cost: $1,770,177,440)		1,882,134,422
Other Assets, Less Liabilities —(1.56)%		(28,924,850)

NET ASSETS —100.00%		$1,853,209,572

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.82%

BANKS—83.32%
AMCORE Financial Inc.	1,211	$40,894
Associated Bancorp	6,700	228,604
BancorpSouth Inc.	4,083	103,422
Bank of Hawaii Corp.	2,725	142,654
Bank of New York Co. Inc. (The)	41,349	1,654,373
BB&T Corp.	29,536	1,248,191
Cathay General Bancorp	2,423	83,981
Chittenden Corp.	2,531	77,094
Citizens Banking Corp.	4,170	102,207
City National Corp.	2,300	165,439
Colonial BancGroup Inc. (The)	8,472	207,903
Comerica Inc.	8,739	518,223
Commerce Bancorp Inc.	10,252	346,313
Commerce Bancshares Inc.	3,861	189,652
Compass Bancshares Inc.	7,094	432,025
Cullen/Frost Bankers Inc.	3,079	164,819
East West Bancorp Inc.	3,147	120,845
F.N.B. Corp. (Pennsylvania)	3,279	57,678
Fifth Third Bancorp	25,877	1,032,492
First BanCorp (Puerto Rico)	4,104	43,831
First Horizon National Corp.	6,795	296,262
First Midwest Bancorp Inc.	2,742	102,935
FirstMerit Corp.	4,115	92,670
Fulton Financial Corp.	9,536	152,576
Greater Bay Bancorp	2,803	78,316
Huntington Bancshares Inc.	12,406	288,812
KeyCorp	22,085	842,984
M&T Bank Corp.	4,419	536,069
Marshall & Ilsley Corp.	13,497	635,169
Mercantile Bankshares Corp.	6,896	324,871
National City Corp.	32,885	1,244,697
Northern Trust Corp.	10,699	649,964
Old National Bancorp	3,290	61,655
Pacific Capital Bancorp	2,584	82,585
Park National Corp.	616	60,694
PNC Financial Services Group	16,216	1,196,254
Popular Inc.	14,033	256,243
Provident Bankshares Corp.	1,823	64,607
Regions Financial Corp.	40,359	1,463,417
Sky Financial Group Inc.	5,985	169,675
South Financial Group Inc. (The)	4,094	105,789
Sterling Bancshares Inc.	3,935	47,417
SunTrust Banks Inc.	19,477	1,618,539
Susquehanna Bancshares Inc.	2,858	72,136
SVB Financial Group(a)	1,901	88,682
Synovus Financial Corp.	14,808	472,819
TCF Financial Corp.	6,808	172,787
TD Banknorth Inc.	5,510	177,697
TrustCo Bank Corp. NY	4,062	42,732

Trustmark Corp.	2,841	83,696
U.S. Bancorp	96,679	3,441,772
UCBH Holdings Inc.	5,195	97,406
Umpqua Holdings Corp.	3,191	90,784
UnionBanCal Corp.	2,985	192,891
United Bancshares Inc.	2,137	78,043
Valley National Bancorp	6,353	162,700
W Holding Co. Inc.	7,285	38,319
Webster Financial Corp.	3,091	153,994
Westamerica Bancorp	1,685	83,997
Whitney Holding Corp.	3,611	114,252
Wilmington Trust Corp.	3,752	157,321
Wintrust Financial Corp.	1,416	64,839
Zions Bancorporation	5,829	494,416

		23,614,123
DIVERSIFIED FINANCIAL SERVICES—1.08%
Doral Financial Corp.	5,115	13,248
IndyMac Bancorp Inc.	3,904	151,827
Lazard Ltd. Class A	2,774	140,808

		305,883
SAVINGS & LOANS—15.42%
Anchor BanCorp Wisconsin Inc.	1,131	33,772
Astoria Financial Corp.	4,966	146,944
Dime Community Bancshares Inc.	1,858	24,953
Downey Financial Corp.	1,146	81,985
First Niagara Financial Group Inc.	6,114	88,592
FirstFed Financial Corp.(a)	904	62,331
Hudson City Bancorp Inc.	28,798	396,548
MAF Bancorp Inc.	1,715	77,072
New York Community Bancorp Inc.	14,718	248,587
NewAlliance Bancshares Inc.	5,664	90,624
People’s Bank	3,267	146,982
PFF Bancorp Inc.	1,190	40,305
Provident Financial Services Inc.	3,324	60,497
Sovereign Bancorp Inc.	17,969	442,936
Washington Federal Inc.	4,763	110,454
Washington Mutual Inc.	51,978	2,317,699

		4,370,281

TOTAL COMMON STOCKS
(Cost: $27,510,619)		28,290,287

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	32,932	32,932

		32,932

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,932)		32,932

TOTAL INVESTMENTS IN SECURITIES —99.94%
(Cost: $27,543,551)		28,323,219
Other Assets, Less Liabilities —0.06%		17,477

NET ASSETS —100.00%		$28,340,696

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.85%

COMMERCIAL SERVICES—0.15%
Gartner Inc.(a)	24,530	$536,226
SAIC Inc.(a)	30,945	574,30

		1,110,256
COMPUTERS—27.57%
Agilysys Inc.	10,818	205,001
Apple Inc.(a)	306,283	26,257,642
Brocade Communications Systems Inc.(a)	139,280	1,195,020
CACI International Inc. Class A(a)	10,962	515,543
Cadence Design Systems Inc.(a)	101,281	1,914,211
CIBER Inc.(a)	18,873	129,846
Cognizant Technology Solutions Corp.(a)	51,113	4,359,428
Computer Sciences Corp.(a)	62,068	3,256,087
Dell Inc.(a)	724,587	17,571,235
Diebold Inc.	24,819	1,150,361
DST Systems Inc.(a)	20,155	1,420,524
Electronic Data Systems Corp.	187,805	4,941,150
Electronics For Imaging Inc.(a)	20,373	469,598
EMC Corp.(a)	794,754	11,118,608
Gateway Inc.(a)	91,244	187,050
Henry (Jack) & Associates Inc.	30,583	652,641
Hewlett-Packard Co.	988,719	42,791,758
Hutchinson Technology Inc.(a)	9,330	207,313
Imation Corp.	12,495	543,657
International Business Machines Corp.	543,800	53,917,770
Komag Inc.(a)	10,988	374,911
Kronos Inc.(a)	11,196	425,448
Lexmark International Inc. Class A(a)	37,846	2,385,433
Mentor Graphics Corp.(a)	29,075	540,795
MICROS Systems Inc.(a)	14,064	791,803
NCR Corp.(a)	65,191	3,089,402
Network Appliance Inc.(a)	134,797	5,068,367
Palm Inc.(a)	34,170	472,571
Perot Systems Corp. Class A(a)	30,875	504,498
Quantum Corp.(a)	72,922	181,576
RadiSys Corp.(a)	7,173	120,578
SanDisk Corp.(a)	81,250	3,266,250
Seagate Technology	208,601	5,651,001
Silicon Storage Technology Inc.(a)	32,299	160,849
SRA International Inc. Class A(a)	14,660	370,898
Sun Microsystems Inc.(a)	1,261,154	8,374,063
Synopsys Inc.(a)	51,108	1,359,473
Unisys Corp.(a)	121,994	1,051,588
Western Digital Corp.(a)	78,813	1,544,735

		208,538,682
DISTRIBUTION & WHOLESALE—0.52%
Brightpoint Inc.(a)	18,033	198,543
CDW Corp.	21,766	1,396,724
Ingram Micro Inc. Class A(a)	50,803	991,167
Tech Data Corp.(a)	19,924	739,977
United Stationers Inc.(a)	11,417	581,810

		3,908,221

ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
American Power Conversion Corp.	65,063	2,000,037

		2,000,037
ELECTRONICS—0.08%
Cymer Inc.(a)	14,027	592,360

		592,360
ENGINEERING & CONSTRUCTION—0.04%
Dycom Industries Inc.(a)	14,255	322,591

		322,591
ENTERTAINMENT—0.06%
Macrovision Corp.(a)	18,315	452,930

		452,930
INTERNET—10.07%
Agile Software Corp.(a)	18,811	117,757
Akamai Technologies Inc.(a)	56,276	3,161,586
Ariba Inc.(a)	26,684	248,161
Avocent Corp.(a)	17,574	607,006
Check Point Software Technologies Ltd.(a)	63,381	1,512,271
Digital River Inc.(a)	14,114	722,355
EarthLink Inc.(a)	45,399	331,867
Equinix Inc.(a)	8,780	738,135
F5 Networks Inc.(a)	14,488	1,035,023
Google Inc. Class A(a)	80,638	40,423,829
InfoSpace Inc.(a)	10,972	254,989
Interwoven Inc.(a)	13,602	213,551
j2 Global Communications Inc.(a)	17,765	470,417
McAfee Inc.(a)	57,195	1,673,526
Openwave Systems Inc.(a)	33,587	296,237
RealNetworks Inc.(a)	39,957	426,341
S1 Corp.(a)	24,741	142,261
SonicWALL Inc.(a)	22,349	188,402
Symantec Corp.(a)	338,195	5,989,433
TIBCO Software Inc.(a)	74,844	694,552
United Online Inc.	23,109	324,450
VeriSign Inc.(a)	88,156	2,106,928
Vignette Corp.(a)	10,353	185,526
WebEx Communications Inc.(a)	16,326	605,368
webMethods Inc.(a)	19,946	150,193
Websense Inc.(a)	16,816	364,066
Yahoo! Inc.(a)	464,602	13,152,883

		76,137,113
MACHINERY—0.06%
Intermec Inc.(a)	17,679	424,826

		424,826
OFFICE & BUSINESS EQUIPMENT—1.36%
IKON Office Solutions Inc.	34,446	513,245
Pitney Bowes Inc.	79,941	3,826,776
Xerox Corp.(a)	347,967	5,985,032

		10,325,053
RETAIL—0.05%
Insight Enterprises Inc.(a)	16,992	345,447

		345,447

SEMICONDUCTORS—19.04%
Actel Corp.(a)	8,995	160,651
Advanced Micro Devices Inc.(a)	197,297	3,067,968
Agere Systems Inc.(a)	62,708	1,262,939
Altera Corp.(a)	130,295	2,612,415
Amkor Technology Inc.(a)	37,884	398,919
Analog Devices Inc.	123,290	4,037,748
Applied Materials Inc.	497,643	8,823,210
Applied Micro Circuits Corp.(a)	107,490	369,766
Asyst Technologies Inc.(a)	16,462	106,838
Atmel Corp.(a)	159,810	955,664
ATMI Inc.(a)	13,036	435,924
Axcelis Technologies Inc.(a)	36,465	234,835
Broadcom Corp. Class A(a)	167,799	5,356,144
Brooks Automation Inc.(a)	26,424	367,822
Cabot Microelectronics Corp.(a)	8,702	262,713
Cirrus Logic Inc.(a)	28,087	208,406
Cohu Inc.	7,493	149,860
Conexant Systems Inc.(a)	176,897	329,028
Cree Inc.(a)	27,724	426,395
Cypress Semiconductor Corp.(a)(b)	51,330	947,039
DSP Group Inc.(a)	10,549	221,318
Emulex Corp.(a)	30,145	535,074
Entegris Inc.(a)	42,503	456,057
Exar Corp.(a)	12,812	167,837
Fairchild Semiconductor International Inc. Class A(a)	43,358	772,206
FormFactor Inc.(a)	15,177	616,945
Integrated Device Technology Inc.(a)	71,800	1,086,334
Intel Corp.	2,099,663	44,008,936
International Rectifier Corp.(a)	25,511	1,064,574
Intersil Corp. Class A	51,775	1,219,819
KLA-Tencor Corp.	71,733	3,531,416
Kulicke & Soffa Industries Inc.(a)	20,030	185,878
Lam Research Corp.(a)	51,098	2,340,799
Lattice Semiconductor Corp.(a)	37,909	222,147
Linear Technology Corp.	108,768	3,366,370
LSI Logic Corp.(a)	142,593	1,340,374
LTX Corp.(a)	21,912	115,695
Marvell Technology Group Ltd.(a)	165,699	3,030,635
Maxim Integrated Products Inc.	115,265	3,550,162
MEMC Electronic Materials Inc.(a)	61,357	3,215,107
Micrel Inc.(a)	22,084	223,269
Microchip Technology Inc.	76,612	2,663,033
Micron Technology Inc.(a)	271,189	3,511,898
Microsemi Corp.(a)	25,215	458,913
National Semiconductor Corp.	117,183	2,710,443
Novellus Systems Inc.(a)	46,477	1,432,886
NVIDIA Corp.(a)	126,855	3,888,106
OmniVision Technologies Inc.(a)(b)	19,263	222,295
Photronics Inc.(a)	13,693	228,125
PMC-Sierra Inc.(a)	74,224	467,611
QLogic Corp.(a)	57,293	1,048,462
Rambus Inc.(a)	34,786	646,672
Semtech Corp.(a)	25,717	352,323
Silicon Image Inc.(a)	29,154	352,472
Silicon Laboratories Inc.(a)	18,449	592,397
SiRF Technology Holdings Inc.(a)	16,811	493,571
Skyworks Solutions Inc.(a)	57,345	376,757
Teradyne Inc.(a)	70,766	1,054,413
Tessera Technologies Inc.(a)	16,460	629,430

Texas Instruments Inc.	535,427	16,699,968
TriQuint Semiconductor Inc.(a)	51,132	240,320
Ultratech Inc.(a)	7,632	92,653
Varian Semiconductor Equipment Associates Inc.(a)	20,449	841,476
Xilinx Inc.	122,274	2,971,258
Zoran Corp.(a)	17,539	245,020

		144,005,738
SOFTWARE—21.60%
Adobe Systems Inc.(a)	208,833	8,117,339
Advent Software Inc.(a)	8,097	289,468
ANSYS Inc.(a)	12,231	610,205
Autodesk Inc.(a)	83,214	3,638,116
BEA Systems Inc.(a)	140,495	1,732,303
BMC Software Inc.(a)	74,730	2,569,965
Borland Software Corp.(a)	28,233	154,152
CA Inc.	151,769	3,725,929
Cerner Corp.(a)(b)	22,028	989,718
Citrix Systems Inc.(a)	65,401	2,071,250
Compuware Corp.(a)	133,186	1,194,678
CSG Systems International Inc.(a)	16,986	426,009
Dendrite International Inc.(a)	13,349	145,638
Fair Isaac Corp.	23,712	944,212
Hyperion Solutions Corp.(a)	20,948	884,425
Informatica Corp.(a)	30,568	383,934
Inter-Tel Inc.	7,532	170,449
Intuit Inc.(a)	114,758	3,609,139
JDA Software Group Inc.(a)	10,324	165,184
Keane Inc.(a)	18,337	223,161
Microsoft Corp.	3,161,034	97,549,509
Novell Inc.(a)	127,239	922,483
Nuance Communications Inc.(a)(b)	49,849	574,260
Oracle Corp.(a)	1,453,144	24,935,951
Packeteer Inc.(a)	11,991	160,679
Parametric Technology Corp.(a)	39,571	784,297
Progress Software Corp.(a)	14,571	413,962
Quest Software Inc.(a)	19,554	291,941
Red Hat Inc.(a)	68,425	1,555,300
Salesforce.com Inc.(a)	29,527	1,294,168
Sybase Inc.(a)	32,001	828,506
Transaction Systems Architects Inc. Class A(a)	13,362	483,036
Trident Microsystems Inc.(a)	20,365	425,018
VeriFone Holdings Inc.(a)	20,974	838,331
Wind River Systems Inc.(a)	28,217	279,913

		163,382,628
TELECOMMUNICATIONS—18.99%
Adaptec Inc.(a)	41,839	150,620
ADC Telecommunications Inc.(a)	41,440	668,842
ADTRAN Inc.	23,750	526,300
Amdocs Ltd.(a)	68,003	2,358,344
American Tower Corp. Class A(a)	151,583	6,037,551
Andrew Corp.(a)	57,089	606,285
Arris Group Inc.(a)	38,230	543,631
Avaya Inc.(a)	165,747	2,126,534
C-COR Inc.(a)	16,950	232,046
Ciena Corp.(a)	30,067	844,582
Cisco Systems Inc.(a)	2,197,359	58,427,776
Corning Inc.(a)	564,279	11,759,574
Crown Castle International Corp.(a)	83,300	2,928,828
Extreme Networks Inc.(a)	38,474	159,667
Finisar Corp.(a)	90,035	291,713

Foundry Networks Inc.(a)	45,575	659,470
Harmonic Inc.(a)	26,295	237,970
Harris Corp.	47,988	2,438,750
Harris Stratex Networks Inc.(a)	7,074	155,476
InterDigital Communications Corp.(a)	19,641	681,346
JDS Uniphase Corp.(a)	77,946	1,385,880
Juniper Networks Inc.(a)	203,034	3,678,976
Motorola Inc.	871,606	17,301,379
MRV Communications Inc.(a)(b)	45,123	183,651
Plantronics Inc.	16,824	331,433
Polycom Inc.(a)	31,705	1,065,922
QUALCOMM Inc.	596,156	22,451,235
RF Micro Devices Inc.(a)	67,905	524,227
SAVVIS Inc.(a)	7,169	321,315
SBA Communications Corp.(a)	31,774	944,006
Sonus Networks Inc.(a)	90,789	657,312
Sycamore Networks Inc.(a)	67,862	253,125
Tekelec(a)	24,091	371,001
Tellabs Inc.(a)	146,623	1,476,494
3Com Corp.(a)	141,212	550,726
UTStarcom Inc.(a)(b)	37,924	334,869

		143,666,856

TOTAL COMMON STOCKS
(Cost: $766,433,908)		755,212,738

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.43%

CERTIFICATES OF DEPOSIT(c)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$30,763	30,763
Washington Mutual Bank
5.33%, 03/19/07	38,453	38,453

		69,216
COMMERCIAL PAPER(c)—0.06%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	16,168	16,010
Aspen Funding Corp.
5.26%, 02/21/07(d)	9,998	9,969
BNP Paribas Finance Inc.
5.12%, 06/06/07	5,383	5,288
Cantabric Finance LLC
5.25%, 03/06/07(d)	12,305	12,246
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	18,150	18,006
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	17,768	17,339
Curzon Funding LLC
5.24%, 02/27/07(d)	8,437	8,405
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	6,375	6,311
Eureka Securitization
5.26%, 02/09/07(d)	19,227	19,204
Five Finance Inc.
5.22%, 04/20/07(d)	7,075	6,995

General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	26,917	26,347
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	25,225	25,092
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	29,994	29,501
Irish Permanent Treasury PLC
5.18%, 07/10/07	7,691	7,515
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	42,929	42,473
Lockhart Funding LLC
5.28%, 02/09/07(d)	15,381	15,363
Nationwide Building Society
5.21%, 04/13/07	14,612	14,462
Nestle Capital Corp.
5.19%, 08/09/07	9,229	8,977
Norddeutsche Landesbank
5.27%, 02/15/07	14,612	14,582
Polonius Inc.
5.26%, 02/20/07	4,350	4,338
Sedna Finance Inc.
5.22%, 04/17/07(d)	8,767	8,672
Simba Funding Corp.
5.20%, 07/23/07(d)	15,381	14,999
Societe Generale
5.18%, 05/16/07	38,453	37,878
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	39,030	38,825
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	18,950	18,863
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	8,989	8,972
Westpac Banking Corp.
5.20%, 07/12/07(d)	13,843	13,521
Zela Finance Inc.
5.20%, 07/16/07(d)	9,229	9,009

		459,162
MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	3,845	3,845
Cullinan Finance Corp.
5.71%, 06/28/07(d)	11,536	11,536
K2 USA LLC
5.39%, 06/04/07(d)	11,536	11,536
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	17,996	17,996

		44,913
MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	1,111,659	1,111,659

		1,111,659
REPURCHASE AGREEMENTS(c)—0.05%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $30,768 (collateralized by non-U.S. Government debt securities, value $31,715, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$30,763	30,763

Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $23,075 (collateralized by U.S. Government obligations, value $23,556, 4.00% to 6.50%, 12/1/08 to 2/1/37).	23,072	23,072
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $1,538 (collateralized by non-U.S. Government debt securities, value $1,617, 5.43%, 3/15/08).	1,538	1,538
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $53,843 (collateralized by non-U.S. Government debt securities, value $58,025, 0.00% to 6.30%, 5/27/33 to 10/25/46).	53,835	53,835
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $16,923 (collateralized by non-U.S. Government debt securities, value $18,232, 0.00% to 6.30%, 5/27/33 to 10/25/46).	16,920	16,920
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $9,230 (collateralized by non-U.S. Government debt securities, value $9,948, 0.00% to 6.30%, 5/27/33 to 10/25/46).	9,229	9,229
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $30,768 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $31,936, 0.00% to 11.00%, 2/8/07 to 5/25/46).	30,763	30,763
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $13,401 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $13,906, 0.00% to 11.00%, 2/8/07 to 5/25/46).	13,399	13,399
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $9,230 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $9,583, 0.00% to 11.00%, 2/8/07 to 5/25/46).	9,229	9,229
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $72,304 (collateralized by non-U.S. Government debt securities, value $79,715, 2.35% to 6.27%, 10/1/33 to 12/14/36).	72,293	72,293
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $7,692 (collateralized by non-U.S. Government debt securities, value $8,083, 0.00% to 5.95%, 12/1/29 to 6/1/46).	7,691	7,691
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $3,846 (collateralized by non-U.S. Government debt securities, value $4,042, 6.38% to 9.75%, 5/15/09 to 6/15/32).	3,845	3,845
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $23,075 (collateralized by non-U.S. Government debt securities, value $24,055, 2.28% to 11.19%, 3/20/07 to 12/15/66).	23,072	23,072
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $15,383 (collateralized by non-U.S. Government debt securities, value $15,873, 0.00% to 10.13%, 8/16/07 to 7/1/26).	15,381	15,381
Morgan Stanley 5.36%, due 2/1/07, maturity value $15,383 (collateralized by non-U.S. Government debt securities, value $17,594, 0.00% to 10.00%, 2/1/07 to 1/31/37).	15,381	15,381

Morgan Stanley 5.51%, due 6/4/07, maturity value $10,971 (collateralized by non-U.S. Government debt securities, value $14,462, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	10,767	10,767
Wachovia Capital 5.38%, due 2/1/07, maturity value $49,227 (collateralized by non-U.S. Government debt securities, value $51,730, 0.00% to 8.31%, 2/15/08 to 8/15/48).	49,220	49,220

		386,398
TIME DEPOSITS(c)—0.01%
Dexia Credit Local
5.28%, 02/01/07	1,562	1,562
Societe Generale
5.28%, 02/01/07	30,763	30,763
UBS AG
5.28%, 02/01/07	23,072	23,072

		55,397
VARIABLE & FLOATING RATE NOTES(c)—0.15%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	39,376	39,380
American Express Bank
5.29%, 02/28/07	15,381	15,382
American Express Centurion Bank
5.41%, 07/19/07	16,920	16,929
American Express Credit Corp.
5.42%, 07/05/07	4,614	4,616
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	1,352	1,352
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	11,536	11,536
ASIF Global Financing
5.41%, 05/03/07(d)	1,538	1,538
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	9,998	9,998
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	22,303	22,304
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	39,223	39,223
BMW US Capital LLC
5.32%, 01/15/08(d)	15,381	15,381
BNP Paribas
5.35%, 11/19/07(d)	28,456	28,456
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	11,228	11,229
CC USA Inc.
5.36%, 07/30/07(d)	7,691	7,691
Commodore CDO Ltd.
5.44%, 12/12/07(d)	3,845	3,845
Credit Agricole SA
5.33%, 11/23/07	15,381	15,381
Cullinan Finance Corp.
5.36%, 04/25/07(d)	3,845	3,845
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	1,726	1,726
DEPFA Bank PLC
5.40%, 12/14/07(d)	15,381	15,381
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	17,689	17,689

Eli Lilly Services Inc.
5.32%, 12/31/07(d)	10,267	10,267
Fifth Third Bancorp
5.32%, 01/23/08(d)	30,763	30,763
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	9,998	9,997
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	16,150	16,153
Granite Master Issuer PLC
5.29%, 08/20/07(d)	53,835	53,835
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	35,377	35,104
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	23,072	23,074
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	15,381	15,381
Holmes Financing PLC
5.29%, 07/16/07(d)	26,917	26,917
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	42,299	42,299
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	11,536	11,535
Kestrel Funding LLC
5.30%, 07/11/07(d)	6,153	6,152
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	9,229	9,229
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	19,490	19,490
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	16,920	16,919
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	5,423	5,423
Marshall & Ilsley Bank
5.32%, 01/15/08	8,460	8,460
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	27,836	27,836
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	16,920	16,920
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	23,072	23,072
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	1,538	1,538
Mound Financing PLC
5.29%, 05/08/07(d)	14,459	14,458
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	55,373	55,373
National City Bank of Indiana
5.35%, 05/21/07	7,691	7,691
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	50,759	50,764
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	15,420	15,418
Northern Rock PLC
5.36%, 08/03/07(d)	18,458	18,458
Northlake CDO I
5.42%, 09/06/07(d)	4,614	4,614
Pricoa Global Funding I
5.31%, 01/25/08	20,765	20,765
Principal Life Global Funding I
5.78%, 02/08/07(d)	6,922	6,922
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	22,303	22,302

Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	15,381	15,381
Strips III LLC
5.37%, 07/24/07(d)	3,229	3,229
SunTrust Bank
5.30%, 05/01/07	15,381	15,382
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	37,531	37,528
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	25,379	25,379
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	18,041	18,041
Wachovia Bank N.A.
5.36%, 05/22/07	30,763	30,763
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	11,536	11,540
Wells Fargo & Co.
5.33%, 11/15/07(d)	7,691	7,691
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	11,536	11,536
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	46,144	46,139
Wind Master Trust
5.31%, 07/25/07(d)	6,153	6,153

		1,138,773

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,265,518)		3,265,518

TOTAL INVESTMENTS IN SECURITIES —100.28%
(Cost: $769,699,426)		758,478,256
Other Assets, Less Liabilities —(0.28)%		(2,093,659)

NET ASSETS —100.00%		$756,384,597

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.94%

HOLDING COMPANIES-DIVERSIFIED—2.39%
Leucadia National Corp.	858,973	$23,501,501

		23,501,501
TELECOMMUNICATIONS—97.55%
Alltel Corp.	778,062	47,687,420
American Tower Corp. Class A(a)	297,799	11,861,334
AT&T Inc.	6,334,969	238,384,884
BCE Inc.	1,035,407	27,189,788
CenturyTel Inc.	950,791	42,633,468
Cincinnati Bell Inc.(a)	1,909,898	9,282,104
Citizens Communications Co.	1,846,143	27,064,456
Crown Castle International Corp.(a)(b)	276,556	9,723,709
Dobson Communications Corp. Class A(a)	418,690	4,057,106
Embarq Corp.	591,215	32,818,345
IDT Corp.(a)	171,651	2,391,098
IDT Corp. Class B(a)	555,245	7,468,045
Leap Wireless International Inc.(a)	165,093	10,844,959
Level 3 Communications Inc.(a)(b)	2,409,785	14,964,765
NII Holdings Inc. Class B(a)	623,562	46,018,876
NTL Inc.	919,582	25,058,610
Qwest Communications International Inc.(a)(b)	4,447,139	36,244,183
RCN Corp.(a)	109,228	3,242,979
Sprint Nextel Corp.	3,876,842	69,124,093
TeleCorp PCS Inc. Escrow(c)	15,427	2
Telephone & Data Systems Inc.	439,058	24,565,295
Telephone & Data Systems Inc. Special	438,378	22,335,359
Time Warner Telecom Inc. Class A(a)	332,022	7,729,472
United States Cellular Corp.(a)	407,560	29,385,076
Verizon Communications Inc.	4,723,880	181,963,858
Windstream Corp.	1,826,734	27,181,802

		959,221,086

TOTAL COMMON STOCKS
(Cost: $855,205,964)		982,722,587

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.88%

CERTIFICATES OF DEPOSIT(d)—0.12%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$528,617	528,617
Washington Mutual Bank
5.33%, 03/19/07	660,769	660,769

		1,189,386

COMMERCIAL PAPER(d)—0.80%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	277,816	275,044
Aspen Funding Corp.
5.26%, 02/21/07(e)	171,800	171,298
BNP Paribas Finance Inc.
5.12%, 06/06/07	92,508	90,865
Cantabric Finance LLC
5.25%, 03/06/07(e)	211,446	210,428
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	311,883	309,420
Crown Point Capital Co. LLC
5.20%, 07/18/07(e)	305,315	297,950
Curzon Funding LLC
5.24%, 02/27/07(e)	144,973	144,424
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	109,537	108,443
Eureka Securitization
5.26%, 02/09/07(e)	330,384	329,998
Five Finance Inc.
5.22%, 04/20/07(e)	121,581	120,206
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(e)	462,538	452,736
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	433,464	431,171
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	515,400	506,931
Irish Permanent Treasury PLC
5.18%, 07/10/07	132,154	129,130
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(e)	737,672	729,832
Lockhart Funding LLC
5.28%, 02/09/07(e)	264,308	263,997
Nationwide Building Society
5.21%, 04/13/07	251,092	248,512
Nestle Capital Corp.
5.19%, 08/09/07	158,585	154,263
Norddeutsche Landesbank
5.27%, 02/15/07	251,092	250,578
Polonius Inc.
5.26%, 02/20/07	74,746	74,539
Sedna Finance Inc.
5.22%, 04/17/07(e)	150,655	149,017
Simba Funding Corp.
5.20%, 07/23/07(e)	264,308	257,741
Societe Generale
5.18%, 05/16/07	660,769	650,881
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	670,675	667,150
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(e)	325,627	324,131
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	154,459	154,165
Westpac Banking Corp.
5.20%, 07/12/07(e)	237,877	232,345
Zela Finance Inc.
5.20%, 07/16/07(e)	158,585	154,805

		7,890,000

MEDIUM-TERM NOTES(d)—0.08%
Bank of America N.A.
5.28%, 04/20/07	66,077	66,077
Cullinan Finance Corp.
5.71%, 06/28/07(e)	198,231	198,231
K2 USA LLC
5.39%, 06/04/07(e)	198,231	198,231
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	309,240	309,240

		771,779
MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	1,125,288	1,125,288

		1,125,288
REPURCHASE AGREEMENTS(d)—0.68%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $528,694 (collateralized by non-U.S. Government debt securities, value $544,983, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$528,615	528,615
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $396,520 (collateralized by U.S. Government obligations, value $404,770, 4.00% to 6.50%, 12/1/08 to 2/1/37).	396,461	396,461
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $26,435 (collateralized by non-U.S. Government debt securities, value $27,778, 5.43%, 3/15/08).	26,431	26,431
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $925,214 (collateralized by non-U.S. Government debt securities, value $997,077, 0.00% to 6.30%, 5/27/33 to 10/25/46).	925,076	925,076
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $290,782 (collateralized by non-U.S. Government debt securities, value $313,299, 0.00% to 6.30%, 5/27/33 to 10/25/46).	290,738	290,738
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $158,609 (collateralized by non-U.S. Government debt securities, value $170,944, 0.00% to 6.30%, 5/27/33 to 10/25/46).	158,585	158,585

Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $528,694 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $548,770, 0.00% to 11.00%, 2/8/07 to 5/25/46).	528,615	528,615
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $230,265 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $238,956, 0.00% to 11.00%, 2/8/07 to 5/25/46).	230,231	230,231
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $158,609 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $164,669, 0.00% to 11.00%, 2/8/07 to 5/25/46).	158,585	158,585
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $1,242,433 (collateralized by non-U.S. Government debt securities, value $1,369,784, 2.35% to 6.27%, 10/1/33 to 12/14/36).	1,242,245	1,242,245
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $132,174 (collateralized by non-U.S. Government debt securities, value $138,900, 0.00% to 5.95%, 12/1/29 to 6/1/46).	132,154	132,154
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $66,087 (collateralized by non-U.S. Government debt securities, value $69,448, 6.38% to 9.75%, 5/15/09 to 6/15/32).	66,077	66,077
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $396,522 (collateralized by non-U.S. Government debt securities, value $413,354, 2.28% to 11.19%, 3/20/07 to 12/15/66).	396,462	396,462
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $264,347 (collateralized by non-U.S. Government debt securities, value $272,761, 0.00% to 10.13%, 8/16/07 to 7/1/26).	264,308	264,308
Morgan Stanley 5.36%, due 2/1/07, maturity value $264,347 (collateralized by non-U.S. Government debt securities, value $302,331, 0.00% to 10.00%, 2/1/07 to 1/31/37).	264,308	264,308
Morgan Stanley 5.51%, due 6/4/07, maturity value $188,526 (collateralized by non-U.S. Government debt securities, value $248,517, 0.00% to 10.00%, 2/1/07 to 1/31/37).(h)	185,015	185,015
Wachovia Capital 5.38%, due 2/1/07, maturity value $845,910 (collateralized by non-U.S. Government debt securities, value $888,904, 0.00% to 8.31%, 2/15/08 to 8/15/48).	845,784	845,784

		6,639,690
TIME DEPOSITS(d)—0.10%
Dexia Credit Local
5.28%, 02/01/07	26,834	26,834
Societe Generale
5.28%, 02/01/07	528,615	528,615
UBS AG
5.28%, 02/01/07	396,461	396,461

		951,910
VARIABLE & FLOATING RATE NOTES(d)—1.99%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(e)	676,627	676,697
American Express Bank
5.29%, 02/28/07	264,308	264,308
American Express Centurion Bank
5.41%, 07/19/07	290,738	290,895
American Express Credit Corp.
5.42%, 07/05/07	79,292	79,315
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	23,226	23,226
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(e)	198,231	198,231
ASIF Global Financing
5.41%, 05/03/07(e)	26,431	26,434

Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(e)	171,800	171,800
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(e)	383,246	383,255
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(e)	673,984	674,001
BMW US Capital LLC
5.32%, 01/15/08(e)	264,308	264,308
BNP Paribas
5.35%, 11/19/07(e)	488,969	488,969
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(e)	192,945	192,945
CC USA Inc.
5.36%, 07/30/07(e)	132,154	132,163
Commodore CDO Ltd.
5.44%, 12/12/07(e)	66,077	66,077
Credit Agricole SA
5.33%, 11/23/07	264,308	264,308
Cullinan Finance Corp.
5.36%, 04/25/07(e)	66,077	66,077
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	29,651	29,651
DEPFA Bank PLC
5.40%, 12/14/07(e)	264,308	264,308
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(e)	303,954	303,961
Eli Lilly Services Inc.
5.32%, 12/31/07(e)	176,425	176,425
Fifth Third Bancorp
5.32%, 01/23/08(e)	528,615	528,615
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	171,800	171,789
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(e)	277,523	277,557
Granite Master Issuer PLC
5.29%, 08/20/07(e)	925,076	925,076
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	607,907	603,215
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	396,461	396,493
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	264,308	264,308
Holmes Financing PLC
5.29%, 07/16/07(e)	462,538	462,538
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(h)	726,846	726,846
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	198,231	198,227
Kestrel Funding LLC
5.30%, 07/11/07(e)	105,723	105,718
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	158,585	158,585
Leafs LLC
5.32%, 02/20/07-01/22/08(e)	334,906	334,906
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(e)	290,738	290,730
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	93,182	93,182
Marshall & Ilsley Bank
5.32%, 01/15/08	145,369	145,369
Master Funding LLC
5.35%, 04/25/07-05/25/07(e)	478,325	478,326

Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	290,738	290,738
Metropolitan Life Global Funding I
5.33%, 08/06/07(e)	396,461	396,461
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	26,431	26,431
Mound Financing PLC
5.29%, 05/08/07(e)	248,449	248,449
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(e)	951,507	951,502
National City Bank of Indiana
5.35%, 05/21/07	132,154	132,157
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(e)	872,215	872,328
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(e)	264,968	264,928
Northern Rock PLC
5.36%, 08/03/07(e)	317,169	317,173
Northlake CDO I
5.42%, 09/06/07(e)	79,292	79,292
Pricoa Global Funding I
5.31%, 01/25/08	356,815	356,815
Principal Life Global Funding I
5.78%, 02/08/07(e)	118,938	118,949
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	383,246	383,243
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(e)	264,308	264,308
Strips III LLC
5.37%, 07/24/07(e)	55,488	55,488
SunTrust Bank
5.30%, 05/01/07	264,308	264,311
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(e)	644,910	644,883
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	436,107	436,108
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(e)	310,017	310,017
Wachovia Bank N.A.
5.36%, 05/22/07	528,615	528,615
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	198,231	198,291
Wells Fargo & Co.
5.33%, 11/15/07(e)	132,154	132,160
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(e)	198,231	198,232
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(e)	792,923	792,837
Wind Master Trust
5.31%, 07/25/07(e)	105,723	105,723

		19,568,273

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,136,326)		38,136,326

TOTAL INVESTMENTS IN SECURITIES —103.82%
(Cost: $893,342,290)		1,020,858,913
Other Assets, Less Liabilities —(3.82)%		(37,561,677)

NET ASSETS —100.00%		$983,297,236

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.26%
ADVO Inc.	1,294	$42,417
Catalina Marketing Corp.	1,714	48,935
Donnelley (R.H.) Corp.	2,821	187,822
Getty Images Inc.(a)	1,950	96,018
Harte-Hanks Inc.	2,181	59,127
Interpublic Group of Companies Inc.(a)	17,276	227,352
Lamar Advertising Co.(a)	3,074	203,745
Omnicom Group Inc.	6,951	731,245
ValueVision Media Inc. Class A(a)	1,233	15,117

		1,611,778
AEROSPACE & DEFENSE—1.79%
AAR Corp.(a)	1,250	37,237
Alliant Techsystems Inc.(a)	1,491	120,771
Armor Holdings Inc.(a)	1,269	76,774
BE Aerospace Inc.(a)	3,188	94,939
Boeing Co. (The)	28,684	2,568,939
Curtiss-Wright Corp.	1,818	69,411
DRS Technologies Inc.	1,525	84,485
Esterline Technologies Corp.(a)	897	35,853
General Dynamics Corp.	13,585	1,061,668
Goodrich Corp.	5,023	246,227
Kaman Corp.	905	20,625
L-3 Communications Holdings Inc.	4,986	410,547
Lockheed Martin Corp.	13,633	1,324,991
Moog Inc. Class A(a)	1,365	53,221
Northrop Grumman Corp.	12,942	918,105
Orbital Sciences Corp.(a)	2,421	41,302
Raytheon Co.	18,051	936,847
Rockwell Collins Inc.	6,870	468,603
Teledyne Technologies Inc.(a)	1,292	49,290
United Technologies Corp.	37,692	2,563,810

		11,183,645
AGRICULTURE—1.74%
Altria Group Inc.	83,604	7,306,154
Archer-Daniels-Midland Co.	23,919	765,408
Bunge Ltd.(b)	4,661	358,664
Delta & Pine Land Co.	1,428	58,120
Loews Corp.-Carolina Group	4,419	302,878
Monsanto Co.	21,757	1,198,593
Reynolds American Inc.	6,917	446,146
Universal Corp.	1,057	51,085
UST Inc.	6,625	380,540

		10,867,588
AIRLINES—0.24%
AirTran Holdings Inc.(a)	3,560	39,409
Alaska Air Group Inc.(a)	1,662	71,217
AMR Corp.(a)	8,038	297,808

Continental Airlines Inc. Class B(a)	3,566	147,953
JetBlue Airways Corp.(a)	6,436	88,044
SkyWest Inc.	2,440	66,222
Southwest Airlines Co.	31,650	477,915
UAL Corp.(a)	3,962	171,158
US Airways Group Inc.(a)	2,512	140,622

		1,500,348
APPAREL—0.47%
Carter’s Inc.(a)	1,773	45,034
Coach Inc.(a)	14,951	685,653
Crocs Inc.(a)	1,478	74,403
Guess? Inc.(a)	1,259	90,786
Gymboree Corp.(a)	1,286	55,671
Hanesbrands Inc.(a)	3,947	100,964
Jones Apparel Group Inc.	4,578	156,384
Kellwood Co.	1,047	34,342
Liz Claiborne Inc.	4,303	191,053
Nike Inc. Class B	7,014	693,053
Phillips-Van Heusen Corp.	2,154	118,793
Polo Ralph Lauren Corp.	2,390	196,099
Quiksilver Inc.(a)	4,908	69,743
Stride Rite Corp.	1,666	28,755
Timberland Co. Class A(a)	2,113	63,749
VF Corp.	3,539	268,504
Wolverine World Wide Inc.	2,367	72,833

		2,945,819
AUTO MANUFACTURERS—0.35%
Ford Motor Co.	71,893	584,490
General Motors Corp.	19,748	648,524
Navistar International Corp.(a)	2,525	111,706
Oshkosh Truck Corp.	2,976	157,133
PACCAR Inc.	10,179	680,670
Wabash National Corp.	1,075	17,135

		2,199,658
AUTO PARTS & EQUIPMENT—0.22%
American Axle & Manufacturing Holdings Inc.	1,667	34,640
ArvinMeritor Inc.	2,703	52,033
BorgWarner Inc.	2,323	159,218
Cooper Tire & Rubber Co.	2,634	42,118
Goodyear Tire & Rubber Co. (The)(a)	6,652	164,238
Johnson Controls Inc.	7,795	720,726
Lear Corp.	2,790	94,469
Modine Manufacturing Co.	1,234	32,281
Superior Industries International Inc.(b)	883	17,987
Visteon Corp.(a)	5,379	43,032

		1,360,742
BANKS—6.08%
Alabama National Bancorp	757	53,232
AMCORE Financial Inc.	1,020	34,445
Associated Bancorp	5,020	171,282
BancorpSouth Inc.	2,998	75,939
Bank of America Corp.	181,585	9,547,739
Bank of Hawaii Corp.	2,122	111,087
Bank of New York Co. Inc. (The)	30,456	1,218,545
BB&T Corp.	21,677	916,070
BOK Financial Corp.	735	39,080
Cathay General Bancorp	1,676	58,090
Chittenden Corp.	1,760	53,610
Citizens Banking Corp.	3,025	74,143
City National Corp.	1,706	122,713

Colonial BancGroup Inc. (The)	6,193	151,976
Comerica Inc.	6,625	392,862
Commerce Bancorp Inc.	7,233	244,331
Commerce Bancshares Inc.	2,790	137,045
Compass Bancshares Inc.	5,157	314,061
Cullen/Frost Bankers Inc.	2,125	113,751
East West Bancorp Inc.	2,096	80,486
F.N.B. Corp. (Pennsylvania)	1,925	33,861
Fifth Third Bancorp	18,819	750,878
First BanCorp (Puerto Rico)	2,987	31,901
First Community Bancorp	1,095	58,363
First Horizon National Corp.	4,907	213,945
First Midwest Bancorp Inc.	1,967	73,841
FirstMerit Corp.	3,061	68,934
Fremont General Corp.	2,677	36,407
Frontier Financial Corp.	1,823	49,640
Fulton Financial Corp.	6,723	107,568
Greater Bay Bancorp	2,086	58,283
Hancock Holding Co.	938	44,077
Huntington Bancshares Inc.	9,200	214,176
International Bancshares Corp.	1,772	51,937
Investors Financial Services Corp.	2,543	118,936
KeyCorp	16,300	622,171
M&T Bank Corp.	3,179	385,644
Marshall & Ilsley Corp.	9,896	465,706
Mellon Financial Corp.	16,742	715,553
Mercantile Bankshares Corp.	4,918	231,687
National City Corp.	24,087	911,693
Northern Trust Corp.	7,811	474,518
Old National Bancorp	2,822	52,884
Pacific Capital Bancorp	1,725	55,131
Park National Corp.(b)	473	46,605
PNC Financial Services Group	11,802	870,634
Popular Inc.	10,008	182,746
Provident Bankshares Corp.	1,406	49,829
Regions Financial Corp.	29,580	1,072,571
Sky Financial Group Inc.	4,277	121,253
South Financial Group Inc. (The)	3,192	82,481
State Street Corp.	13,467	956,830
Sterling Bancshares Inc.	2,703	32,571
SunTrust Banks Inc.	14,403	1,196,889
Susquehanna Bancshares Inc.	1,983	50,051
SVB Financial Group(a)(b)	1,460	68,109
Synovus Financial Corp.	10,653	340,150
TCF Financial Corp.	5,168	131,164
TD Banknorth Inc.	4,377	141,158
TrustCo Bank Corp. NY(b)	2,821	29,677
Trustmark Corp.	2,067	60,894
U.S. Bancorp	71,077	2,530,341
UCBH Holdings Inc.	3,508	65,775
Umpqua Holdings Corp.	2,326	66,175
UnionBanCal Corp.	2,260	146,041
United Bancshares Inc.	1,609	58,761
United Community Banks Inc.	1,607	52,485
Valley National Bancorp	4,564	116,884
W Holding Co. Inc.	5,128	26,973
Wachovia Corp.	77,127	4,357,676
Webster Financial Corp.	2,152	107,213
Wells Fargo & Co.	127,269	4,571,502
Westamerica Bancorp	1,287	64,157
Whitney Holding Corp.	2,390	75,620
Wilmington Trust Corp.	2,705	113,421
Wintrust Financial Corp.	860	39,379
Zions Bancorporation	4,211	357,177

		37,921,413

BEVERAGES—1.79%
Anheuser-Busch Companies Inc.	29,225	1,489,598
Brown-Forman Corp. Class B	1,780	116,750
Coca-Cola Co. (The)	86,978	4,164,507
Coca-Cola Enterprises Inc.	11,087	227,505
Constellation Brands Inc. Class A(a)	8,594	212,616
Hansen Natural Corp.(a)	2,355	89,702
Molson Coors Brewing Co. Class B	2,920	235,936
Pepsi Bottling Group Inc.	5,234	165,551
PepsiAmericas Inc.	2,567	56,602
PepsiCo Inc.	67,206	4,384,519

		11,143,286
BIOTECHNOLOGY—1.44%
Affymetrix Inc.(a)	2,675	66,768
Alexion Pharmaceuticals Inc.(a)	1,308	54,374
Amgen Inc.(a)	47,136	3,316,960
Biogen Idec Inc.(a)	13,711	662,790
Bio-Rad Laboratories Inc. Class A(a)	765	65,821
Cambrex Corp.	1,065	23,302
Celera Group(a)	2,851	45,217
Celgene Corp.(a)	15,008	805,629
Charles River Laboratories International Inc.(a)	2,806	126,270
Enzo Biochem Inc.(a)	1,003	14,885
Enzon Pharmaceuticals Inc.(a)	1,781	15,887
Genentech Inc.(a)	18,671	1,631,285
Genzyme Corp.(a)	10,488	689,376
Human Genome Sciences Inc.(a)	5,206	61,327
Illumina Inc.(a)	1,766	72,141
Incyte Corp.(a)	3,795	28,197
InterMune Inc.(a)(b)	1,183	41,405
Invitrogen Corp.(a)	2,122	129,930
Martek Biosciences Corp.(a)	1,255	29,254
MedImmune Inc.(a)	10,002	346,669
Millennium Pharmaceuticals Inc.(a)	12,174	135,131
Millipore Corp.(a)	2,117	144,972
Myriad Genetics Inc.(a)	1,621	57,935
Nektar Therapeutics(a)	3,545	45,021
PDL BioPharma Inc.(a)	4,595	94,243
Regeneron Pharmaceuticals Inc.(a)	2,474	49,208
Savient Pharmaceuticals Inc.(a)	2,317	34,593
Telik Inc.(a)(b)	2,237	15,010
Vertex Pharmaceuticals Inc.(a)	4,839	171,059

		8,974,659
BUILDING MATERIALS—0.28%
American Standard Companies Inc.	6,909	341,236
Eagle Materials Inc.	1,993	98,434
ElkCorp	717	31,089
Florida Rock Industries Inc.	2,033	100,532
Genlyte Group Inc. (The)(a)	959	72,663
Lennox International Inc.	2,569	77,943
Martin Marietta Materials Inc.	1,895	218,721
Masco Corp.	16,250	519,837
NCI Building Systems Inc.(a)	731	41,609
Simpson Manufacturing Co. Inc.(b)	1,356	44,355
Texas Industries Inc.	890	65,344
USG Corp.(a)	2,886	154,690

		1,766,453

CHEMICALS—1.46%
Air Products & Chemicals Inc.	8,352	623,560
Airgas Inc.	2,684	111,708
Albemarle Corp.	1,432	111,667
Ashland Inc.	2,456	170,815
Cabot Corp.	2,158	96,549
Celanese Corp. Class A	5,692	149,415
Chemtura Corp.	9,419	108,507
Cytec Industries Inc.	1,417	82,498
Dow Chemical Co. (The)	39,090	1,623,799
Du Pont (E.I.) de Nemours and Co.	37,219	1,844,574
Eastman Chemical Co.	3,174	185,869
Ecolab Inc.	7,457	327,362
Ferro Corp.	1,762	37,548
FMC Corp.	1,401	109,068
Fuller (H.B.) Co.	2,180	56,397
Georgia Gulf Corp.	1,416	29,467
Hercules Inc.(a)	4,647	91,128
Huntsman Corp.(a)	3,899	81,528
International Flavors & Fragrances Inc.	3,514	170,359
Lubrizol Corp.	2,649	136,476
Lyondell Chemical Co.	8,793	278,035
MacDermid Inc.	1,049	36,390
Minerals Technologies Inc.	852	49,476
Mosaic Co. (The)(a)	5,654	112,628
Olin Corp.	2,822	47,522
OM Group Inc.(a)	1,085	53,013
PPG Industries Inc.	6,889	456,672
Praxair Inc.	13,008	820,284
Rohm & Haas Co.	5,797	301,792
RPM International Inc.	4,666	108,391
Schulman (A.) Inc.	1,280	26,726
Sensient Technologies Corp.	1,790	44,177
Sherwin-Williams Co. (The)	4,620	319,242
Sigma-Aldrich Corp.	4,632	175,784
Valspar Corp. (The)	3,880	109,338

		9,087,764
COAL—0.17%
Alpha Natural Resources Inc.(a)	1,639	22,094
Arch Coal Inc.	5,823	173,060
CONSOL Energy Inc.	7,275	250,478
Foundation Coal Holdings Inc.	1,934	64,364
International Coal Group Inc.(a)	4,490	21,462
Massey Energy Co.	3,353	79,433
Peabody Energy Corp.	10,693	436,595

		1,047,486
COMMERCIAL SERVICES—1.37%
Accenture Ltd.	23,383	882,708
ADESA Inc.	3,570	103,601
Administaff Inc.	994	40,694
Alliance Data Systems Corp.(a)	2,854	193,872
Apollo Group Inc. Class A(a)	5,797	251,590
Arbitron Inc.	1,248	57,870
Avis Budget Group Inc.	4,107	104,564
BearingPoint Inc.(a)	7,428	59,498
Block (H & R) Inc.	11,825	290,895
Bowne & Co. Inc.	1,439	21,643
Career Education Corp.(a)	3,960	113,533
Chemed Corp.	1,010	36,865
ChoicePoint Inc.(a)	3,252	125,169
Convergys Corp.(a)	5,745	149,600
Corinthian Colleges Inc.(a)	3,610	47,147
Corporate Executive Board Co. (The)	1,705	154,695
Corrections Corp. of America(a)	2,506	122,092

Deluxe Corp.	2,120	63,430
DeVry Inc.	2,493	70,203
Donnelley (R.R.) & Sons Co.	8,755	324,810
Equifax Inc.	5,164	214,461
Forrester Research Inc.(a)	697	19,628
FTI Consulting Inc.(a)	1,773	48,598
Gartner Inc.(a)	2,748	60,071
Hewitt Associates Inc. Class A(a)	4,220	113,687
Iron Mountain Inc.(a)	7,156	200,225
ITT Educational Services Inc.(a)	1,785	138,516
Labor Ready Inc.(a)	2,333	43,814
Laureate Education Inc.(a)	1,769	106,741
Live Nation Inc.(a)	2,484	61,305
Manpower Inc.	3,564	259,923
McKesson Corp.	12,125	675,969
Monster Worldwide Inc.(a)	4,599	227,237
Moody’s Corp.	9,748	697,567
MPS Group Inc.(a)	4,128	61,837
Navigant Consulting Inc.(a)	2,088	43,389
PAREXEL International Corp.(a)	1,080	35,370
Pharmaceutical Product Development Inc.	4,265	147,143
PHH Corp.(a)	2,031	59,427
Pre-Paid Legal Services Inc.(a)(b)	565	21,967
Quanta Services Inc.(a)	3,863	79,462
Rent-A-Center Inc.(a)	2,991	88,115
Resources Connection Inc.(a)	2,131	66,913
Robert Half International Inc.	6,783	276,068
SAIC Inc.(a)	3,494	64,814
Service Corp. International	12,572	133,892
ServiceMaster Co. (The)	11,885	155,099
Sotheby’s Holdings Inc. Class A	2,478	91,884
Spherion Corp.(a)	2,317	19,069
Stewart Enterprises Inc. Class A	3,764	26,762
Strayer Education Inc.	544	61,891
TeleTech Holdings Inc.(a)	1,449	39,051
United Rentals Inc.(a)	2,796	71,997
Valassis Communications Inc.(a)	1,976	30,371
Viad Corp.	928	38,920
Watson Wyatt Worldwide Inc.	1,840	81,494
Weight Watchers International Inc.	1,853	100,118
Western Union Co.	30,539	682,241

		8,559,515
COMPUTERS—3.82%
Affiliated Computer Services Inc. Class A(a)	4,677	229,126
Agilysys Inc.	1,417	26,852
Apple Inc.(a)	34,291	2,939,767
BISYS Group Inc. (The)(a)	4,844	61,858
Brocade Communications Systems Inc.(a)	14,347	123,097
CACI International Inc. Class A(a)	1,190	55,966
Cadence Design Systems Inc.(a)	11,467	216,726
Ceridian Corp.(a)	5,916	177,303
CIBER Inc.(a)	2,313	15,913
Cognizant Technology Solutions Corp.(a)	5,695	485,727
Computer Sciences Corp.(a)	7,126	373,830
Dell Inc.(a)	80,940	1,962,795
Diebold Inc.	2,878	133,395
DST Systems Inc.(a)	2,194	154,633
Electronic Data Systems Corp.	20,818	547,722
Electronics For Imaging Inc.(a)	2,149	49,534
EMC Corp.(a)	89,725	1,255,253
FactSet Research Systems Inc.	1,466	85,145
Gateway Inc.(a)	9,438	19,348
Henry (Jack) & Associates Inc.	3,032	64,703

Hewlett-Packard Co.	110,671	4,789,841
Hutchinson Technology Inc.(a)	1,070	23,775
Imation Corp.	1,415	61,567
International Business Machines Corp.	60,812	6,029,510
Komag Inc.(a)	1,063	36,270
Kronos Inc.(a)	1,294	49,172
Lexmark International Inc. Class A(a)	4,108	258,927
Mentor Graphics Corp.(a)	3,084	57,362
MICROS Systems Inc.(a)	1,450	81,635
NCR Corp.(a)	7,404	350,876
Network Appliance Inc.(a)	14,919	560,954
Palm Inc.(a)	3,727	51,544
Perot Systems Corp. Class A(a)	3,560	58,170
Quantum Corp.(a)	6,617	16,476
RadiSys Corp.(a)	702	11,801
SanDisk Corp.(a)	9,038	363,328
Seagate Technology	23,293	631,007
Silicon Storage Technology Inc.(a)	3,398	16,922
SRA International Inc. Class A(a)	1,273	32,207
Sun Microsystems Inc.(a)	139,720	927,741
Synopsys Inc.(a)	5,866	156,036
Unisys Corp.(a)	13,232	114,060
Western Digital Corp.(a)	8,874	173,930

		23,831,804
COSMETICS & PERSONAL CARE—1.71%
Alberto-Culver Co.	3,221	73,664
Avon Products Inc.	18,086	621,978
Colgate-Palmolive Co.	20,858	1,424,601
Estee Lauder Companies Inc. (The) Class A	4,652	220,970
Procter & Gamble Co.	128,198	8,316,204

		10,657,417
DISTRIBUTION & WHOLESALE—0.25%
Brightpoint Inc.(a)	2,002	22,042
CDW Corp.	2,538	162,863
Fastenal Co.	5,595	208,582
Genuine Parts Co.	7,135	339,055
Grainger (W.W.) Inc.	3,264	253,450
Ingram Micro Inc. Class A(a)	5,731	111,812
Owens & Minor Inc.	1,429	47,800
Pool Corp.	2,109	77,189
Tech Data Corp.(a)	2,308	85,719
United Stationers Inc.(a)	1,394	71,038
Watsco Inc.	896	45,714
WESCO International Inc.(a)	1,833	111,300

		1,536,564
DIVERSIFIED FINANCIAL SERVICES—7.73%
Affiliated Managers Group Inc.(a)	1,252	139,473
American Express Co.	43,485	2,531,697
AmeriCredit Corp.(a)	4,927	133,719
Ameriprise Financial Inc.	8,796	518,612
Bear Stearns Companies Inc. (The)	4,522	745,452
BlackRock Inc.	558	93,610
Capital One Financial Corp.	16,585	1,333,434
Chicago Mercantile Exchange Holdings Inc.	1,293	728,347
CIT Group Inc.	7,903	465,961
Citigroup Inc.	200,839	11,072,254
CompuCredit Corp.(a)	1,544	54,642
Countrywide Financial Corp.	25,115	1,092,000
Doral Financial Corp.	3,732	9,666
E*TRADE Financial Corp.(a)	17,049	415,655
Eaton Vance Corp.	5,146	176,508

Edwards (A.G.) Inc.	2,993	198,167
Federal Home Loan Mortgage Corp.	27,782	1,803,885
Federal National Mortgage Association	39,018	2,205,688
Federated Investors Inc. Class B	3,801	134,213
First Marblehead Corp. (The)	2,453	133,443
Franklin Resources Inc.	6,929	825,313
Friedman, Billings, Ramsey Group Inc. Class A	6,889	54,148
Goldman Sachs Group Inc.	14,697	3,118,116
IndyMac Bancorp Inc.	2,743	106,675
IntercontinentalExchange Inc.(a)	2,661	347,394
International Securities Exchange Holdings Inc.	1,454	60,239
Investment Technology Group Inc.(a)	1,648	71,853
Janus Capital Group Inc.	8,566	175,432
Jefferies Group Inc.	4,017	118,341
JPMorgan Chase & Co.	140,304	7,145,683
Knight Capital Group Inc. Class A(a)	4,335	78,333
LaBranche & Co. Inc.(a)	2,137	20,045
Lazard Ltd. Class A	2,009	101,977
Legg Mason Inc.	5,282	553,818
Lehman Brothers Holdings Inc.	21,460	1,764,870
Merrill Lynch & Co. Inc.	35,704	3,340,466
Morgan Stanley	38,984	3,227,485
Nasdaq Stock Market Inc. (The)(a)	3,920	133,594
National Financial Partners Corp.	1,217	59,755
Nuveen Investments Inc. Class A	3,029	149,936
NYSE Group Inc.(a)(b)	2,059	205,859
Piper Jaffray Companies(a)	764	52,670
Raymond James Financial Inc.	3,667	117,051
Rowe (T.) Price Group Inc.	10,653	511,237
Schwab (Charles) Corp. (The)	41,699	788,945
SLM Corp.	16,688	766,980
SWS Group Inc.	1,078	27,198
TD Ameritrade Holding Corp.(a)	10,224	180,863
Waddell & Reed Financial Inc. Class A	3,209	82,375

		48,173,077
ELECTRIC—3.12%
AES Corp. (The)(a)	26,593	552,868
Allegheny Energy Inc.(a)	6,471	301,031
ALLETE Inc.	1,071	51,504
Alliant Energy Corp.	4,585	166,665
Ameren Corp.	8,129	431,731
American Electric Power Co. Inc.	15,786	687,165
Aquila Inc.(a)	16,154	73,178
Avista Corp.	1,978	49,747
Black Hills Corp.	1,235	45,781
CenterPoint Energy Inc.	11,104	191,655
Cleco Corp.	2,390	61,041
CMS Energy Corp.(a)	8,715	145,453
Consolidated Edison Inc.	10,205	492,697
Constellation Energy Group Inc.	7,164	519,748
Dominion Resources Inc.	14,172	1,175,709
DPL Inc.	5,086	145,866
DTE Energy Co.	7,009	325,007
Duke Energy Corp.	50,132	987,099
Duquesne Light Holdings Inc.	3,207	64,172
Dynegy Inc. Class A(a)	15,463	109,014
Edison International	11,981	538,905
El Paso Electric Co.(a)	1,648	40,046
Energy East Corp.	5,921	142,222
Entergy Corp.	8,314	771,955
Exelon Corp.	27,156	1,629,088
FirstEnergy Corp.	13,012	772,002
FPL Group Inc.	14,966	847,824

Great Plains Energy Inc.	3,331	104,360
Hawaiian Electric Industries Inc.	3,324	89,050
IDACORP Inc.	1,607	59,379
MDU Resources Group Inc.	6,606	170,765
Mirant Corp.(a)	10,647	363,914
Northeast Utilities	5,915	163,550
NorthWestern Corp.	1,437	51,531
NRG Energy Inc.(a)	5,178	310,318
NSTAR	4,298	143,553
OGE Energy Corp.	3,552	137,533
Pepco Holdings Inc.	7,500	191,850
PG&E Corp.	13,994	653,240
Pinnacle West Capital Corp.	3,903	190,427
PNM Resources Inc.	2,604	79,370
PPL Corp.	15,439	549,628
Progress Energy Inc.	10,137	481,913
Public Service Enterprise Group Inc.	10,015	671,305
Puget Energy Inc.	4,849	119,091
Reliant Energy Inc.(a)	12,494	185,911
SCANA Corp.	4,127	168,051
Sierra Pacific Resources Corp.(a)	8,523	145,061
Southern Co. (The)	30,004	1,096,046
TECO Energy Inc.	8,554	145,076
TXU Corp.	18,510	1,001,021
UniSource Energy Corp.	1,387	52,040
Westar Energy Inc.	3,602	95,669
Wisconsin Energy Corp.	4,668	217,342
WPS Resources Corp.	1,793	95,119
Xcel Energy Inc.	16,123	376,150

		19,427,436
ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
American Power Conversion Corp.	7,428	228,337
AMETEK Inc.	4,237	146,854
Belden CDT Inc.	1,820	78,715
Emerson Electric Co.	32,552	1,463,863
Energizer Holdings Inc.(a)	2,273	193,728
Energy Conversion Devices Inc.(a)	1,445	49,780
General Cable Corp.(a)	2,089	90,099
GrafTech International Ltd.(a)	3,949	32,066
Hubbell Inc. Class B	2,193	105,703
Littelfuse Inc.(a)	889	27,906
Molex Inc.	2,685	78,912
Molex Inc. Class A	3,281	86,257
Power-One Inc.(a)	2,865	21,172

		2,603,392
ELECTRONICS—0.79%
Agilent Technologies Inc.(a)	16,762	536,384
Amphenol Corp. Class A	3,568	241,625
Applera Corp. - Applied Biosystems Group	7,524	261,534
Arrow Electronics Inc.(a)	4,615	162,679
Avnet Inc.(a)	5,895	183,040
AVX Corp.	2,255	32,585
Benchmark Electronics Inc.(a)	2,849	64,530
Brady Corp. Class A	2,166	81,117
Checkpoint Systems Inc.(a)	1,421	26,701
Coherent Inc.(a)	1,247	38,345
CTS Corp.	1,248	19,344
Cymer Inc.(a)	1,433	60,516
Dionex Corp.(a)	896	53,240
Electro Scientific Industries Inc.(a)	1,084	22,753
Flextronics International Ltd.(a)	23,452	272,747
FLIR Systems Inc.(a)	2,733	84,477

Garmin Ltd.	4,652	233,623
Gentex Corp.	6,088	106,479
Itron Inc.(a)	1,018	58,678
Jabil Circuit Inc.	7,189	172,464
KEMET Corp.(a)	3,588	27,054
Methode Electronics Inc.	1,453	15,998
Mettler Toledo International Inc.(a)	1,730	143,244
Molecular Devices Corp.(a)	714	25,119
National Instruments Corp.	2,089	60,184
Orbotech Ltd.(a)	1,258	30,117
Park Electrochemical Corp.	717	19,137
PerkinElmer Inc.	4,942	117,966
Plexus Corp.(a)	1,779	29,887
Sanmina-SCI Corp.(a)	22,278	77,973
Solectron Corp.(a)	37,235	121,014
Taser International Inc.(a)(b)	2,120	16,430
Technitrol Inc.	1,433	31,555
Tektronix Inc.	3,345	94,563
Thermo Fisher Scientific Inc.(a)	16,353	782,491
Thomas & Betts Corp.(a)	2,524	120,874
Trimble Navigation Ltd.(a)	2,031	114,914
Varian Inc.(a)	1,139	60,948
Vishay Intertechnology Inc.(a)	6,966	91,533
Waters Corp.(a)	4,172	236,511

		4,930,373
ENERGY-ALTERNATE SOURCES—0.02%
Covanta Holding Corp.(a)	3,986	94,309
FuelCell Energy Inc.(a)	1,428	9,439
Headwaters Inc.(a)	1,546	35,125

		138,873
ENGINEERING & CONSTRUCTION—0.21%
Dycom Industries Inc.(a)	1,441	32,610
EMCOR Group Inc.(a)	1,363	78,263
Fluor Corp.	3,536	292,074
Foster Wheeler Ltd.(a)	2,604	139,236
Granite Construction Inc.	1,359	72,788
Insituform Technologies Inc. Class A(a)	1,073	29,947
Jacobs Engineering Group Inc.(a)	2,382	215,690
McDermott International Inc.(a)	4,428	228,662
Shaw Group Inc. (The)(a)	2,967	100,166
URS Corp.(a)	1,922	82,588
Washington Group International Inc.(a)	1,129	64,500

		1,336,524
ENTERTAINMENT—0.19%
Bally Technologies Inc.(a)	1,736	33,314
DreamWorks Animation SKG Inc. Class A(a)	2,618	73,775
International Game Technology Inc.	13,636	592,621
International Speedway Corp. Class A	1,243	64,922
Macrovision Corp.(a)	2,175	53,788
Penn National Gaming Inc.(a)	2,871	125,807
Pinnacle Entertainment Inc.(a)	1,987	68,611
Scientific Games Corp. Class A(a)	2,774	86,105
Six Flags Inc.(a)(b)	3,252	18,699
Vail Resorts Inc.(a)	1,240	57,350
Warner Music Group Corp.	1,570	33,661

		1,208,653
ENVIRONMENTAL CONTROL—0.25%
Allied Waste Industries Inc.(a)	11,271	144,156
Mine Safety Appliances Co.	1,093	41,917
Nalco Holding Co.(a)	4,019	92,397

Republic Services Inc.	4,871	210,671
Stericycle Inc.(a)	1,794	138,138
Tetra Tech Inc.(a)	2,360	42,433
Waste Connections Inc.(a)	1,998	87,053
Waste Management Inc.	21,752	826,141

		1,582,906
FOOD—1.39%
Campbell Soup Co.	9,981	384,069
Chiquita Brands International Inc.	1,618	25,678
ConAgra Foods Inc.	20,640	530,654
Corn Products International Inc.	2,844	97,407
Dean Foods Co.(a)	5,270	233,198
Del Monte Foods Co.	8,206	94,041
Flowers Foods Inc.	2,347	65,998
General Mills Inc.	14,021	802,562
Hain Celestial Group Inc.(a)	1,606	47,216
Heinz (H.J.) Co.	12,786	602,476
Hershey Co. (The)	6,694	341,662
Hormel Foods Corp.	3,054	115,747
Kellogg Co.	9,942	489,842
Kraft Foods Inc.	8,506	297,030
Kroger Co.	27,429	702,182
McCormick & Co. Inc. NVS	4,478	174,821
Performance Food Group Co.(a)	1,425	42,266
Ralcorp Holdings Inc.(a)	1,251	69,230
Safeway Inc.	17,973	647,567
Sara Lee Corp.	30,948	530,758
Smithfield Foods Inc.(a)	4,322	113,496
Smucker (J.M.) Co. (The)	2,314	109,892
SUPERVALU Inc.	8,368	317,817
Sysco Corp.	24,799	856,805
Tootsie Roll Industries Inc.	992	31,466
TreeHouse Foods Inc.(a)	1,205	35,921
Tyson Foods Inc. Class A	9,675	171,731
United Natural Foods Inc.(a)	1,672	55,243
Whole Foods Market Inc.	5,522	238,495
Wild Oats Markets Inc.(a)	901	13,092
Wrigley (William Jr.) Co.	8,734	449,976

		8,688,338
FOREST PRODUCTS & PAPER—0.42%
Bowater Inc.	2,324	63,608
International Paper Co.	18,562	625,539
Louisiana-Pacific Corp.	4,321	98,994
MeadWestvaco Corp.	7,493	225,839
Neenah Paper Inc.	594	20,273
Plum Creek Timber Co. Inc.	7,482	301,151
Potlatch Corp.	1,781	84,081
Rayonier Inc.	2,975	128,520
Smurfit-Stone Container Corp.(a)	10,269	110,905
Temple-Inland Inc.	4,495	224,480
Wausau Paper Corp.	1,751	24,934
Weyerhaeuser Co.	9,551	716,325

		2,624,649
GAS—0.35%
AGL Resources Inc.	3,013	118,411
Atmos Energy Corp.	3,043	95,063
Energen Corp.	2,508	116,070
KeySpan Corp.	7,093	289,394
New Jersey Resources Corp.	1,042	48,557
Nicor Inc.	1,919	87,315
NiSource Inc.	10,729	255,350

Northwest Natural Gas Co.	1,076	43,782
Peoples Energy Corp.	1,433	62,407
Piedmont Natural Gas Co.	3,132	80,837
Sempra Energy	9,185	527,035
Southern Union Co.	4,285	119,166
Southwest Gas Corp.	1,719	67,471
UGI Corp.	4,129	113,176
Vectren Corp.	3,153	88,662
WGL Holdings Inc.	1,965	62,153

		2,174,849
HAND & MACHINE TOOLS—0.13%
Black & Decker Corp.	2,831	247,090
Kennametal Inc.	1,469	90,784
Lincoln Electric Holdings Inc.	1,554	94,437
Regal-Beloit Corp.	1,312	66,020
Snap-On Inc.	2,126	102,494
Stanley Works (The)	3,450	197,547

		798,372
HEALTH CARE-PRODUCTS—3.24%
Advanced Medical Optics Inc.(a)	2,545	93,529
Alcon Inc.	3,166	372,828
American Medical Systems Holdings Inc.(a)	2,687	53,471
ArthroCare Corp.(a)(b)	903	33,321
Bard (C.R.) Inc.	4,160	343,283
Bausch & Lomb Inc.	2,132	118,710
Baxter International Inc.	26,769	1,329,349
Beckman Coulter Inc.	2,517	162,397
Becton, Dickinson & Co.	9,327	717,619
Biomet Inc.	9,291	393,567
Biosite Inc.(a)	641	34,537
Boston Scientific Corp.(a)	54,416	1,003,975
Cooper Companies Inc.	1,758	83,857
Cyberonics Inc.(a)	876	18,457
Cytyc Corp.(a)	4,496	130,024
Dade Behring Holdings Inc.	3,662	154,097
Datascope Corp.	545	20,132
DENTSPLY International Inc.	5,738	176,960
Edwards Lifesciences Corp.(a)	2,451	125,393
Gen-Probe Inc.(a)	2,008	103,854
Haemonetics Corp.(a)	1,074	51,810
Henry Schein Inc.(a)	3,568	181,147
Hillenbrand Industries Inc.	2,319	132,206
Hologic Inc.(a)	2,063	114,600
IDEXX Laboratories Inc.(a)	1,381	118,504
Immucor Inc.(a)	2,824	89,069
Intuitive Surgical Inc.(a)	1,432	140,923
Invacare Corp.	1,245	26,880
Johnson & Johnson	117,079	7,820,877
Kinetic Concepts Inc.(a)	1,959	96,363
Kyphon Inc.(a)	1,618	75,706
Medtronic Inc.	46,702	2,496,222
Mentor Corp.	1,601	81,635
Oakley Inc.	1,068	24,735
Patterson Companies Inc.(a)	5,020	188,802
PolyMedica Corp.	1,045	41,842
PSS World Medical Inc.(a)	2,801	56,076
ResMed Inc.(a)	3,068	161,315
Respironics Inc.(a)	2,799	119,237
St. Jude Medical Inc.(a)	14,571	623,056
Steris Corp.	2,869	74,135
Stryker Corp.	11,165	691,560
TECHNE Corp.(a)	1,466	85,087

Varian Medical Systems Inc.(a)	5,272	243,197
Ventana Medical Systems Inc.(a)	1,409	59,319
Viasys Healthcare Inc.(a)	1,077	31,696
West Pharmaceutical Services Inc.	1,298	62,992
Zimmer Holdings Inc.(a)	9,687	815,839

		20,174,190
HEALTH CARE-SERVICES—1.57%
Aetna Inc.	21,290	897,586
AMERIGROUP Corp.(a)	1,981	71,831
Apria Healthcare Group Inc.(a)	1,991	55,290
Brookdale Senior Living Inc.	2,079	99,792
Centene Corp.(a)	1,769	44,083
Community Health Systems Inc.(a)	3,795	135,671
Covance Inc.(a)	2,501	154,187
Coventry Health Care Inc.(a)	6,592	339,818
DaVita Inc.(a)	3,969	216,707
Health Management Associates Inc. Class A	9,736	189,365
Health Net Inc.(a)	4,489	218,659
HealthSouth Corp.(a)	3,215	75,199
Healthways Inc.(a)	1,430	64,936
Humana Inc.(a)	6,404	355,422
Laboratory Corp. of America Holdings(a)	5,147	377,996
LifePoint Hospitals Inc.(a)(b)	2,010	68,300
Lincare Holdings Inc.(a)	3,961	155,865
Magellan Health Services Inc.(a)	1,620	66,112
Manor Care Inc.	3,186	169,623
Odyssey Healthcare Inc.(a)	1,399	17,362
Pediatrix Medical Group Inc.(a)	1,794	94,257
Psychiatric Solutions Inc.(a)	2,164	84,266
Quest Diagnostics Inc.	6,272	329,155
Sierra Health Services Inc.(a)	1,947	78,269
Sunrise Senior Living Inc.(a)	1,725	61,686
Tenet Healthcare Corp.(a)	18,970	133,928
Triad Hospitals Inc.(a)	3,433	145,903
United Surgical Partners International Inc.(a)	1,812	55,212
UnitedHealth Group Inc.	54,406	2,843,258
Universal Health Services Inc. Class B	2,136	123,738
Wellcare Health Plans Inc.(a)	1,353	104,830
WellPoint Inc.(a)	24,988	1,958,559

		9,786,865
HOLDING COMPANIES-DIVERSIFIED—0.04%
Leucadia National Corp.	6,368	174,228
Walter Industries Inc.	1,912	53,880

		228,108
HOME BUILDERS—0.36%
Beazer Homes USA Inc.	1,545	67,223
Centex Corp.	4,916	263,940
Champion Enterprises Inc.(a)	2,848	23,382
Fleetwood Enterprises Inc.(a)	2,298	21,165
Horton (D.R.) Inc.	10,965	318,643
Hovnanian Enterprises Inc. Class A(a)	1,416	47,139
KB Home	3,053	165,534
Lennar Corp. Class A	4,946	268,963
Lennar Corp. Class B	378	19,112
M.D.C. Holdings Inc.	1,322	77,033
Meritage Homes Corp.(a)	931	41,383
Monaco Coach Corp.	1,249	18,835
NVR Inc.(a)	220	152,354
Pulte Homes Inc.	8,472	290,928
Ryland Group Inc.	1,910	107,304
Standard-Pacific Corp.	2,673	73,347

Thor Industries Inc.	1,452	61,362
Toll Brothers Inc.(a)	4,771	161,403
WCI Communities Inc.(a)(b)	1,417	30,678
Winnebago Industries Inc.(b)	1,435	48,130

		2,257,858
HOME FURNISHINGS—0.10%
Ethan Allen Interiors Inc.	1,135	42,755
Furniture Brands International Inc.(b)	1,651	27,522
Harman International Industries Inc.	2,630	248,719
La-Z-Boy Inc.(b)	2,118	27,280
Whirlpool Corp.	3,099	283,342

		629,618
HOUSEHOLD PRODUCTS & WARES—0.51%
ACCO Brands Corp.(a)	1,793	43,265
American Greetings Corp. Class A	2,511	60,314
Avery Dennison Corp.	3,930	268,655
Blyth Inc.	1,208	25,114
Church & Dwight Co. Inc.	2,435	110,330
Clorox Co. (The)	5,984	391,473
Fortune Brands Inc.	6,001	502,404
Fossil Inc.(a)	2,182	49,117
Harland (John H.) Co.	1,247	62,824
Jarden Corp.(a)	2,549	93,472
Kimberly-Clark Corp.	18,663	1,295,212
Scotts Miracle-Gro Co. (The) Class A	1,732	92,783
Spectrum Brands Inc.(a)	1,290	15,609
Tupperware Brands Corp.	2,156	50,299
WD-40 Co.	702	23,117
Yankee Candle Co. Inc. (The)	1,827	63,269

		3,147,257
HOUSEWARES—0.07%
Newell Rubbermaid Inc.	11,084	327,421
Toro Co. (The)	1,764	90,440

		417,861
INSURANCE—4.65%
ACE Ltd.	13,036	753,220
AFLAC Inc.	20,096	956,771
Alleghany Corp.(a)	183	65,607
Allstate Corp. (The)	25,284	1,521,085
Ambac Financial Group Inc.	4,222	371,958
American Financial Group Inc.	2,770	97,836
American International Group Inc.	92,144	6,307,257
American National Insurance Co.	659	80,688
Aon Corp.	11,046	396,110
Arch Capital Group Ltd.(a)	1,672	107,994
Aspen Insurance Holdings Ltd.	2,301	58,952
Assurant Inc.	4,251	236,271
Assured Guaranty Ltd.	1,834	48,124
Axis Capital Holdings Ltd.	5,621	185,212
Berkley (W.R.) Corp.	7,019	232,259
Brown & Brown Inc.	4,565	129,281
Chubb Corp.	16,756	871,982
CIGNA Corp.	4,211	557,536
Cincinnati Financial Corp.	6,203	277,522
Commerce Group Inc.	2,512	75,812
Conseco Inc.(a)	6,274	124,539
Delphi Financial Group Inc. Class A	1,624	64,051
Endurance Specialty Holdings Ltd.	2,304	78,336
Erie Indemnity Co. Class A	1,960	108,329
Everest Re Group Ltd.	2,620	245,232

First American Corp.	3,259	138,116
Gallagher (Arthur J.) & Co.	3,760	107,799
Genworth Financial Inc. Class A	18,138	633,016
Hanover Insurance Group Inc. (The)	2,151	103,356
Hartford Financial Services Group Inc. (The)	12,816	1,216,367
HCC Insurance Holdings Inc.	4,496	140,410
Hilb, Rogal & Hobbs Co.	1,482	62,615
Horace Mann Educators Corp.	1,610	31,926
IPC Holdings Ltd.	2,378	70,032
Lincoln National Corp.	11,242	754,788
Loews Corp.	18,578	807,400
Markel Corp.(a)	379	183,853
Marsh & McLennan Companies Inc.	21,997	648,912
MBIA Inc.	5,417	389,103
Mercury General Corp.	1,076	56,124
MetLife Inc.	18,695	1,161,333
MGIC Investment Corp.	3,451	212,996
Montpelier Re Holdings Ltd.	3,992	69,581
Nationwide Financial Services Inc.	2,349	128,373
Ohio Casualty Corp.	2,703	79,847
Old Republic International Corp.	8,670	193,341
PartnerRe Ltd.	2,300	156,400
Philadelphia Consolidated Holding Corp.(a)	2,242	101,025
Phoenix Companies Inc.	4,092	61,503
Platinum Underwriters Holdings Ltd.	2,301	68,685
PMI Group Inc. (The)	3,375	161,393
Principal Financial Group Inc.	10,960	675,246
ProAssurance Corp.(a)	1,271	64,554
Progressive Corp. (The)	29,085	674,481
Protective Life Corp.	2,628	128,588
Prudential Financial Inc.	19,286	1,718,961
Radian Group Inc.	3,459	208,301
Reinsurance Group of America Inc.	1,395	81,119
RenaissanceRe Holdings Ltd.	2,616	139,354
RLI Corp.	919	50,857
SAFECO Corp.	4,879	312,305
Selective Insurance Group Inc.	1,068	54,949
St. Paul Travelers Companies Inc.	27,885	1,417,952
StanCorp Financial Group Inc.	2,182	104,409
Torchmark Corp.	4,078	265,029
Transatlantic Holdings Inc.	1,097	68,881
Unitrin Inc.	1,798	92,076
UnumProvident Corp.	13,739	302,258
White Mountains Insurance Group Ltd.	319	184,924
Willis Group Holdings Ltd.	4,829	197,313
XL Capital Ltd. Class A	7,161	494,109
Zenith National Insurance Corp.	1,534	70,104

		28,996,028
INTERNET—1.95%
Agile Software Corp.(a)	1,796	11,243
Akamai Technologies Inc.(a)	6,297	353,765
Amazon.com Inc.(a)	11,944	449,930
aQuantive Inc.(a)	2,644	70,859
Ariba Inc.(a)	3,224	29,983
Avocent Corp.(a)	1,983	68,493
Check Point Software Technologies Ltd.(a)	7,185	171,434
CheckFree Corp.(a)	2,976	123,296
CNET Networks Inc.(a)	5,698	52,137
Digital River Inc.(a)	1,473	75,388
EarthLink Inc.(a)	5,163	37,742
eBay Inc.(a)	42,327	1,370,972
Emdeon Corp.(a)	6,644	94,743
Equinix Inc.(a)	1,146	96,344

eResearch Technology Inc.(a)(b)	1,779	12,453
Expedia Inc.(a)	10,137	217,439
F5 Networks Inc.(a)	1,566	111,875
Google Inc. Class A(a)	9,028	4,525,736
IAC/InterActiveCorp(a)	8,483	325,747
InfoSpace Inc.(a)	1,062	24,681
Interwoven Inc.(a)	1,646	25,842
j2 Global Communications Inc.(a)	1,748	46,287
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	25,673	625,651
McAfee Inc.(a)	6,643	194,374
NetFlix Inc.(a)(b)	2,288	52,166
NutriSystem Inc.(a)	1,310	57,706
Openwave Systems Inc.(a)	3,685	32,502
Priceline.com Inc.(a)	1,453	61,927
RealNetworks Inc.(a)	4,485	47,855
S1 Corp.(a)	2,678	15,399
SonicWALL Inc.(a)	2,159	18,200
Stamps.com Inc.(a)	909	13,299
Symantec Corp.(a)	38,313	678,523
TIBCO Software Inc.(a)	8,002	74,259
United Online Inc.	2,529	35,507
ValueClick Inc.(a)	4,147	105,831
VeriSign Inc.(a)	10,209	243,995
Vignette Corp.(a)	1,043	18,691
WebEx Communications Inc.(a)	1,830	67,856
webMethods Inc.(a)	1,976	14,879
Websense Inc.(a)	1,704	36,892
Yahoo! Inc.(a)	51,790	1,466,175

		12,158,076
IRON & STEEL—0.35%
AK Steel Holding Corp.(a)	4,303	90,535
Allegheny Technologies Inc.	3,799	393,159
Carpenter Technology Corp.	936	109,606
Chaparral Steel Co.	1,780	91,278
Cleveland-Cliffs Inc.	1,706	93,250
Nucor Corp.	11,239	725,365
Reliance Steel & Aluminum Co.	2,593	107,973
Ryerson Inc.	1,029	32,280
Steel Dynamics Inc.	3,914	153,468
United States Steel Corp.	4,908	409,769

		2,206,683
LEISURE TIME—0.39%
Brunswick Corp.	3,907	133,268
Callaway Golf Co.	2,776	45,860
Carnival Corp.	17,090	881,160
Harley-Davidson Inc.	10,823	738,886
Life Time Fitness Inc.(a)	1,213	65,745
Nautilus Inc.	1,221	19,915
Polaris Industries Inc.	1,721	80,474
Royal Caribbean Cruises Ltd.	5,338	239,836
Sabre Holdings Corp.	5,359	173,149
WMS Industries Inc.(a)	1,126	44,657

		2,422,950
LODGING—0.68%
Boyd Gaming Corp.	2,106	100,182
Choice Hotels International Inc.	1,375	58,149
Gaylord Entertainment Co.(a)	1,670	92,284
Harrah’s Entertainment Inc.	7,505	634,022
Hilton Hotels Corp.	14,543	514,677
Las Vegas Sands Corp.(a)	4,146	431,474
Marriott International Inc. Class A	14,084	678,004

MGM Mirage(a)	4,883	341,664
Orient-Express Hotels Ltd.	1,708	81,386
Starwood Hotels & Resorts Worldwide Inc.	8,717	545,510
Station Casinos Inc.	1,778	147,930
Wyndham Worldwide Corp.(a)	8,215	256,308
Wynn Resorts Ltd.	3,210	358,685

		4,240,275
MACHINERY—0.78%
AGCO Corp.(a)	3,744	127,184
Albany International Corp. Class A	1,056	35,841
Astec Industries Inc.(a)	537	19,337
Briggs & Stratton Corp.	1,955	57,946
Bucyrus International Inc. Class A	1,075	49,891
Caterpillar Inc.	26,570	1,702,340
Cognex Corp.	1,610	35,130
Cummins Inc.	1,904	256,202
Deere & Co.	9,371	939,724
Flowserve Corp.(a)	2,156	114,419
Gardner Denver Inc.(a)	1,951	75,211
Graco Inc.	2,724	111,057
IDEX Corp.	1,994	103,489
Intermec Inc.(a)	1,998	48,012
Joy Global Inc.	4,939	229,515
Manitowoc Co. Inc. (The)	2,426	125,812
Nordson Corp.	1,265	65,426
Rockwell Automation Inc.	6,227	381,155
Terex Corp.(a)	4,039	229,779
Wabtec Corp.	1,916	61,350
Zebra Technologies Corp. Class A(a)	2,861	99,191

		4,868,011
MANUFACTURING—4.57%
Actuant Corp. Class A	1,052	52,379
Acuity Brands Inc.	1,932	112,075
AptarGroup Inc.	1,231	75,103
Brink’s Co. (The)	1,930	119,950
Carlisle Companies Inc.	1,245	101,393
Ceradyne Inc.(a)	925	50,024
CLARCOR Inc.	2,090	72,439
Cooper Industries Ltd.	4,121	376,618
Crane Co.	2,024	78,592
Danaher Corp.	9,805	726,158
Donaldson Co. Inc.	2,910	102,490
Dover Corp.	8,167	405,083
Eastman Kodak Co.(b)	11,629	300,726
Eaton Corp.	6,064	475,114
ESCO Technologies Inc.(a)	921	43,996
General Electric Co.	419,913	15,137,864
Harsco Corp.	1,617	138,868
Hexcel Corp.(a)	3,694	71,073
Honeywell International Inc.	30,225	1,380,980
Illinois Tool Works Inc.	19,903	1,014,854
Ingersoll-Rand Co. Class A	12,661	542,904
ITT Industries Inc.	7,408	441,887
Jacuzzi Brands Inc.(a)	3,199	39,764
Lancaster Colony Corp.	1,023	44,746
Leggett & Platt Inc.	7,755	187,981
Matthews International Corp. Class A	1,294	52,472
Pall Corp.	4,974	172,896
Parker Hannifin Corp.	4,822	399,069
Pentair Inc.	3,966	123,581
Roper Industries Inc.	3,325	172,634
SPX Corp.	2,495	175,124

Teleflex Inc.	1,413	94,360
Textron Inc.	4,318	402,308
3M Co.	27,307	2,028,910
Tredegar Corp.	1,069	24,555
Trinity Industries Inc.	3,047	116,548
Tyco International Ltd.	81,575	2,600,611

		28,456,129
MEDIA—3.39%
Belo Corp.	3,936	73,682
Cablevision Systems Corp.	9,058	274,367
CBS Corp. Class A	719	22,404
CBS Corp. Class B	27,071	843,803
Charter Communications Inc. Class A(a)	19,772	69,202
Clear Channel Communications Inc.	18,358	666,763
Comcast Corp. Class A(a)	50,834	2,252,963
Comcast Corp. Class A Special(a)	28,353	1,232,221
Cox Radio Inc. Class A(a)	1,423	22,284
CTC Media Inc.(a)	1,059	22,779
Cumulus Media Inc. Class A(a)	2,149	22,221
DIRECTV Group Inc. (The)(a)	32,867	801,626
Discovery Holding Co. Class A(a)	10,829	179,437
Dow Jones & Co. Inc.	1,907	71,913
EchoStar Communications Corp.(a)	8,621	347,771
Emmis Communications Corp.	1,455	12,571
Entercom Communications Corp.	1,609	45,358
Gannett Co. Inc.	9,542	554,772
Gemstar-TV Guide International Inc.(a)	10,862	43,882
Idearc Inc.(a)	5,837	189,236
Lee Enterprises Inc.	1,426	47,386
Liberty Global Inc. Class A(a)	8,194	246,312
Liberty Global Inc. Class C(a)	8,227	232,248
Liberty Media Holding Corp. - Liberty Capital Group Series A(a)	5,336	545,873
McClatchy Co. (The) Class A	2,276	88,036
McGraw-Hill Companies Inc. (The)	14,270	957,232
Media General Inc. Class A	887	35,489
Meredith Corp.	1,581	93,216
New York Times Co. Class A(b)	5,757	132,929
News Corp. Class A	75,280	1,750,260
News Corp. Class B	21,116	516,286
Radio One Inc. Class D(a)	2,860	21,021
Readers Digest Association Inc. (The)	4,158	70,229
Scholastic Corp.(a)	1,359	48,041
Scripps (E.W.) Co. Class A	3,204	156,451
Sinclair Broadcast Group Inc. Class A	1,622	19,091
Sirius Satellite Radio Inc.(a)(b)	49,847	183,935
Sun-Times Media Group Inc. Class A	1,582	7,024
Time Warner Inc.	160,314	3,506,067
Tribune Co.	6,071	185,408
Univision Communications Inc. Class A(a)	9,680	345,673
Viacom Inc. Class A(a)	735	29,937
Viacom Inc. Class B(a)	24,856	1,010,894
Walt Disney Co. (The)	78,265	2,752,580
Washington Post Co. (The) Class B	242	184,573
Westwood One Inc.	3,167	21,947
Wiley (John) & Sons Inc. Class A	1,560	57,970
XM Satellite Radio Holdings Inc. Class A(a)	11,329	160,985

		21,156,348
METAL FABRICATE & HARDWARE—0.16%
Commercial Metals Co.	4,809	130,372
Kaydon Corp.	1,207	52,022
Mueller Industries Inc.	1,294	42,146
Mueller Water Products Inc. Class B(a)	4,200	57,036

Precision Castparts Corp.	5,386	478,762
Quanex Corp.	1,617	63,370
Timken Co. (The)	3,404	97,388
Worthington Industries Inc.	2,977	57,099

		978,195
MINING—0.71%
Alcoa Inc.	35,204	1,137,089
Coeur d’Alene Mines Corp.(a)	10,435	45,705
Freeport-McMoRan Copper & Gold Inc.	7,865	452,316
Kaiser Aluminum Corp.(a)	479	31,638
Meridian Gold Inc.(a)	4,121	120,416
Newmont Mining Corp.	18,218	821,632
Phelps Dodge Corp.	8,190	1,012,284
RTI International Metals Inc.(a)	967	79,052
Southern Copper Corp.	3,029	189,313
Stillwater Mining Co.(a)	1,615	20,930
Titanium Metals Corp.(a)	3,083	95,080
USEC Inc.(a)	3,016	40,897
Vulcan Materials Co.	3,501	356,542

		4,402,894
OFFICE & BUSINESS EQUIPMENT—0.19%
IKON Office Solutions Inc.	3,534	52,657
Pitney Bowes Inc.	9,031	432,314
Xerox Corp.(a)	39,091	672,365

		1,157,336
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	2,807	105,543
HNI Corp.	1,827	88,683
Interface Inc. Class A(a)	1,976	30,075
Steelcase Inc. Class A	2,324	45,527

		269,828
OIL & GAS—7.31%
Anadarko Petroleum Corp.	18,479	808,456
Apache Corp.	13,147	959,337
Atwood Oceanics Inc.(a)	1,122	54,271
Berry Petroleum Co. Class A	1,474	45,753
Cabot Oil & Gas Corp.	1,898	123,104
Cheniere Energy Inc.(a)	2,082	57,630
Chesapeake Energy Corp.	16,624	492,237
Chevron Corp.	88,767	6,469,339
Cimarex Energy Co.	3,256	122,035
Comstock Resources Inc.(a)	1,473	47,062
ConocoPhillips	62,168	4,128,577
Delta Petroleum Corp.(a)	2,137	46,907
Denbury Resources Inc.(a)	4,608	127,642
Devon Energy Corp.	16,900	1,184,521
Diamond Offshore Drilling Inc.	2,462	207,891
Encore Acquisition Co.(a)	1,739	45,127
ENSCO International Inc.	6,065	308,527
EOG Resources Inc.	9,661	667,865
Exxon Mobil Corp.	235,533	17,452,995
Forest Oil Corp.(a)	2,073	66,170
Frontier Oil Corp.	4,554	129,379
GlobalSantaFe Corp.	9,500	551,095
Grey Wolf Inc.(a)	7,625	52,079
Helmerich & Payne Inc.	3,898	104,583
Hess Corp.	10,131	546,973
Holly Corp.	2,098	110,544
Houston Exploration Co.(a)	1,117	58,441
Marathon Oil Corp.	14,269	1,289,061

Mariner Energy Inc.(a)	3,330	66,966
Murphy Oil Corp.	6,993	347,622
Nabors Industries Ltd.(a)	12,162	368,265
Newfield Exploration Co.(a)	5,227	223,768
Noble Corp.	5,459	409,152
Noble Energy Inc.	7,141	381,401
Occidental Petroleum Corp.	34,493	1,599,095
Parker Drilling Co.(a)	4,115	38,105
Patterson-UTI Energy Inc.	6,574	158,762
Penn Virginia Corp.	880	64,486
Petrohawk Energy Corp.(a)	6,733	77,699
Pioneer Natural Resources Co.	5,022	205,902
Plains Exploration & Production Co.(a)	2,975	143,514
Pogo Producing Co.	2,131	105,591
Pride International Inc.(a)	6,397	184,298
Quicksilver Resources Inc.(a)	2,131	84,515
Range Resources Corp.	5,539	169,992
Rowan Companies Inc.	4,428	145,637
Southwestern Energy Co.(a)	6,607	254,105
St. Mary Land & Exploration Co.	2,425	87,276
Stone Energy Corp.(a)	1,071	36,403
Sunoco Inc.	5,043	318,365
Swift Energy Co.(a)	1,024	45,404
Tesoro Corp.	2,653	218,581
TODCO(a)	2,498	86,506
Transocean Inc.(a)	11,916	921,941
Ultra Petroleum Corp.(a)	6,129	319,934
Unit Corp.(a)	1,613	78,198
Valero Energy Corp.	24,522	1,331,054
Whiting Petroleum Corp.(a)	1,318	60,061
XTO Energy Inc.	14,774	745,644

		45,535,843
OIL & GAS SERVICES—1.37%
Baker Hughes Inc.	13,046	900,565
BJ Services Co.	12,290	339,941
Cameron International Corp.(a)	4,525	237,563
Core Laboratories NV(a)	1,040	85,696
FMC Technologies Inc.(a)	2,818	174,519
Global Industries Ltd.(a)	3,588	48,330
Grant Prideco Inc.(a)	5,306	207,889
Halliburton Co.	40,630	1,200,210
Hanover Compressor Co.(a)	3,567	69,021
Helix Energy Solutions Group Inc.(a)	3,224	103,716
Hydril Co.(a)	844	66,760
Input/Output Inc.(a)(b)	3,064	41,946
Lone Star Technologies Inc.(a)	1,278	61,791
National Oilwell Varco Inc.(a)	7,048	427,391
Newpark Resources Inc.(a)	2,872	18,151
Oceaneering International Inc.(a)	2,198	86,755
Oil States International Inc.(a)	1,882	54,239
Schlumberger Ltd.	47,511	3,016,473
SEACOR Holdings Inc.(a)	839	84,932
Smith International Inc.	8,478	336,407
Superior Energy Services Inc.(a)	3,064	92,900
Tetra Technologies Inc.(a)	2,599	60,193
Tidewater Inc.	2,149	110,824
Universal Compression Holdings Inc.(a)	1,067	64,489
Weatherford International Ltd.(a)	13,913	561,807
W-H Energy Services Inc.(a)	1,221	55,409

		8,507,917

PACKAGING & CONTAINERS—0.20%
Ball Corp.	4,102	190,005
Bemis Co. Inc.	4,240	143,778
Crown Holdings Inc.(a)	6,603	145,728
Owens-Illinois Inc.(a)	5,408	120,382
Packaging Corp. of America	3,030	69,205
Pactiv Corp.(a)	5,639	182,929
Sealed Air Corp.	3,389	223,335
Sonoco Products Co.	3,922	150,997

		1,226,359
PHARMACEUTICALS—5.29%
Abbott Laboratories	62,098	3,291,194
Abraxis BioScience Inc.(a)	1,040	27,186
Alkermes Inc.(a)	4,102	61,202
Allergan Inc.	6,171	720,217
Alpharma Inc. Class A	1,786	49,204
AmerisourceBergen Corp.	8,241	431,664
Amylin Pharmaceuticals Inc.(a) (b)	4,567	177,108
Barr Pharmaceuticals Inc.(a)	4,235	226,657
BioMarin Pharmaceutical Inc.(a)	3,616	68,487
Bristol-Myers Squibb Co.	78,863	2,270,466
Cardinal Health Inc.	16,483	1,177,216
Caremark Rx Inc.	17,378	1,064,576
Cephalon Inc.(a)	2,455	177,767
Cubist Pharmaceuticals Inc.(a)	2,375	43,700
CV Therapeutics Inc.(a)	2,286	30,838
Endo Pharmaceuticals Holdings Inc.(a)	5,125	157,440
Express Scripts Inc.(a)	4,747	330,011
Forest Laboratories Inc.(a)	12,935	725,783
Gilead Sciences Inc.(a)	18,465	1,187,669
Herbalife Ltd.(a)	1,551	50,873
Hospira Inc.(a)	6,482	238,408
ImClone Systems Inc.(a)	2,722	80,190
King Pharmaceuticals Inc.(a)	9,672	172,742
Lilly (Eli) & Co.	38,994	2,110,355
Medarex Inc.(a)	4,620	62,231
Medco Health Solutions Inc.(a)	11,886	703,770
Medicines Co. (The)(a)	1,770	54,197
Medicis Pharmaceutical Corp. Class A	2,028	76,922
Merck & Co. Inc.	87,899	3,933,480
MGI Pharma Inc.(a)	2,906	55,853
Mylan Laboratories Inc.	8,515	188,522
Nabi Biopharmaceuticals(a)	2,009	11,652
NBTY Inc.(a)	2,557	132,580
Neurocrine Biosciences Inc.(a)	1,544	21,585
Noven Pharmaceuticals Inc.(a)	909	24,870
Omnicare Inc.	4,821	193,756
Onyx Pharmaceuticals Inc.(a)	1,733	20,536
OSI Pharmaceuticals Inc.(a)	2,273	77,327
Par Pharmaceutical Companies Inc.(a)	1,404	37,038
Perrigo Co.	3,563	61,569
Pfizer Inc.	291,173	7,640,380
Schering-Plough Corp.	59,434	1,485,850
Sepracor Inc.(a)	4,338	247,526
Theravance Inc.(a)	1,926	66,100
United Therapeutics Inc.(a)	876	46,954
Valeant Pharmaceuticals International	3,637	64,120
VCA Antech Inc.(a)	3,368	113,232
Watson Pharmaceuticals Inc.(a)	4,480	121,946
Wyeth	53,901	2,663,248

		32,976,197
PIPELINES—0.48%
El Paso Corp.	28,298	439,185
Equitable Resources Inc.	4,471	193,371

Kinder Morgan Inc.	4,373	463,538
National Fuel Gas Co.	3,224	131,185
ONEOK Inc.	4,397	188,675
Questar Corp.	3,394	275,593
Spectra Energy Corp.	25,066	654,724
Williams Companies Inc.	24,215	653,563

		2,999,834
REAL ESTATE—0.21%
Brookfield Properties Corp.	5,499	255,923
CB Richard Ellis Group Inc. Class A(a)	7,979	300,090
Forest City Enterprises Inc. Class A	2,432	147,014
Jones Lang LaSalle Inc.	1,395	145,778
Realogy Corp.(a)	9,066	271,073
St. Joe Co. (The)(b)	3,011	174,337

		1,294,215
REAL ESTATE INVESTMENT TRUSTS—2.48%
Alexandria Real Estate Equities Inc.	1,104	119,629
AMB Property Corp.	3,608	219,547
American Financial Realty Trust	5,443	60,853
American Home Mortgage Investment Corp.	1,650	57,651
Annaly Capital Management Inc.	7,858	108,283
Apartment Investment & Management Co. Class A	3,804	238,245
Archstone-Smith Trust	8,791	555,679
AvalonBay Communities Inc.	3,001	445,228
BioMed Realty Trust Inc.	3,043	90,773
Boston Properties Inc.	4,703	593,001
Brandywine Realty Trust	3,547	123,648
BRE Properties Inc. Class A	2,130	147,843
Camden Property Trust	2,259	177,106
CapitalSource Inc.	5,217	144,980
CBL & Associates Properties Inc.	2,391	112,210
Colonial Properties Trust	1,843	90,583
Corporate Office Properties Trust	1,644	87,592
Cousins Properties Inc.	1,615	63,211
Crescent Real Estate Equities Co.	3,899	78,214
Developers Diversified Realty Corp.	4,429	297,274
Douglas Emmett Inc.	2,667	72,969
Duke Realty Corp.	5,582	246,278
Entertainment Properties Trust	1,069	69,335
Equity Inns Inc.	2,142	35,343
Equity Lifestyle Properties Inc.	735	40,594
Equity Office Properties Trust	14,094	782,922
Equity Residential	11,717	659,433
Essex Property Trust Inc.	941	135,824
Federal Realty Investment Trust	2,178	203,469
FelCor Lodging Trust Inc.	2,308	50,938
First Industrial Realty Trust Inc.	1,648	77,884
Franklin Street Properties Corp.	2,594	53,307
General Growth Properties Inc.	9,120	561,062
Health Care Property Investors Inc.	7,588	313,005
Health Care REIT Inc.(b)	2,900	135,749
Healthcare Realty Trust Inc.	1,960	83,065
Highwoods Properties Inc.	2,154	94,130
Home Properties Inc.	1,284	82,548
Hospitality Properties Trust	3,262	159,186
Host Hotels & Resorts Inc.	20,873	552,508
HRPT Properties Trust	8,388	109,212
Impac Mortgage Holdings Inc.	2,792	24,067
iStar Financial Inc.	5,088	255,163
Kilroy Realty Corp.	1,347	116,973
Kimco Realty Corp.	9,068	449,773
KKR Financial Corp.	3,081	83,372

LaSalle Hotel Properties	1,499	71,367
Lexington Realty Trust	2,369	50,412
Liberty Property Trust	3,539	183,108
Longview Fibre Co.	2,658	55,765
Macerich Co. (The)	2,879	275,031
Mack-Cali Realty Corp.	2,467	137,264
Maguire Properties Inc.	1,275	55,399
Mid-America Apartment Communities Inc.	867	52,124
Mills Corp.	2,379	51,505
National Retail Properties Inc.	2,377	56,454
Nationwide Health Properties Inc.	3,315	110,456
New Century Financial Corp.	2,133	64,566
New Plan Excel Realty Trust Inc.	4,121	120,004
Newcastle Investment Corp.	1,839	59,620
NovaStar Financial Inc.(b)	1,145	24,320
Pennsylvania Real Estate Investment Trust	1,348	57,560
Post Properties Inc.	1,761	85,409
ProLogis	9,859	640,835
Public Storage Inc.	5,169	562,180
Realty Income Corp.	3,898	112,184
Redwood Trust Inc.	941	59,810
Regency Centers Corp.	2,674	232,905
Senior Housing Properties Trust	3,096	80,558
Simon Property Group Inc.	8,977	1,026,879
SL Green Realty Corp.	2,176	319,028
Strategic Hotels & Resorts Inc.	3,049	65,614
Sunstone Hotel Investors Inc.	2,632	74,459
Taubman Centers Inc.	2,061	120,094
Thornburg Mortgage Inc.	4,601	123,767
United Dominion Realty Trust Inc.	5,699	186,870
Ventas Inc.	4,263	197,164
Vornado Realty Trust	5,330	652,126
Washington Real Estate Investment Trust	1,741	74,428
Weingarten Realty Investors	3,305	163,631

		15,462,555
RETAIL—5.71%
Abercrombie & Fitch Co. Class A	3,510	279,185
Advance Auto Parts Inc.	4,329	164,286
Aeropostale Inc.(a)	2,157	77,523
American Eagle Outfitters Inc.	8,247	267,038
AnnTaylor Stores Corp.(a)	2,951	101,810
Applebee’s International Inc.	3,240	81,778
AutoNation Inc.(a)	6,346	142,468
AutoZone Inc.(a)	2,154	270,607
Barnes & Noble Inc.	2,166	84,322
Bed Bath & Beyond Inc.(a)	11,501	485,227
Best Buy Co. Inc.	15,910	801,864
Big Lots Inc.(a)	4,745	123,038
BJ’s Wholesale Club Inc.(a)	2,680	81,847
Blockbuster Inc. Class A(a)(b)	3,753	24,357
Bob Evans Farms Inc.	1,443	49,019
Borders Group Inc.	2,982	62,562
Brinker International Inc.	5,320	167,846
CarMax Inc.(a)	4,373	251,141
Casey’s General Store Inc.	1,973	50,351
Cato Corp. Class A	1,065	24,037
CBRL Group Inc.	1,454	68,178
CEC Entertainment Inc.(a)	1,451	61,363
Charming Shoppes Inc.(a)	4,492	58,935
Cheesecake Factory Inc. (The)(a)	3,158	87,256
Chico’s FAS Inc.(a)	7,144	149,167
Children’s Place Retail Stores Inc. (The)(a)	789	42,772
Christopher & Banks Corp.	1,423	25,301

Circuit City Stores Inc.	7,510	153,279
Claire’s Stores Inc.	3,601	123,874
Coldwater Creek Inc.(a)	2,626	48,975
Copart Inc.(a)	2,568	75,602
Costco Wholesale Corp.	18,561	1,042,757
CVS Corp.	32,610	1,097,327
Darden Restaurants Inc.	5,572	218,088
Dick’s Sporting Goods Inc.(a)	1,385	71,314
Dillard’s Inc. Class A	2,638	90,589
Dollar General Corp.	11,934	202,162
Dollar Tree Stores Inc.(a)	4,422	139,116
Dress Barn Inc.(a)	1,593	35,795
Family Dollar Stores Inc.	6,080	196,992
Federated Department Stores Inc.	22,063	915,394
Foot Locker Inc.	6,082	136,480
Fred’s Inc.(b)	1,236	16,624
GameStop Corp. Class A(a)	1,468	78,435
GameStop Corp. Class B(a)	1,045	55,866
Gap Inc. (The)	24,776	474,956
Genesco Inc.(a)	883	34,781
Group 1 Automotive Inc.	716	37,948
Guitar Center Inc.(a)	1,100	50,325
Home Depot Inc.	83,514	3,402,360
Hot Topic Inc.(a)	1,795	18,686
IHOP Corp.	880	46,816
Insight Enterprises Inc.(a)	1,792	36,431
J. Crew Group Inc.(a)	1,094	39,745
Jack in the Box Inc.(a)	1,467	90,646
Kohl’s Corp.(a)	11,910	844,538
Krispy Kreme Doughnuts Inc.(a)	2,457	30,295
Limited Brands Inc.	13,733	383,700
Longs Drug Stores Corp.	1,207	51,901
Lowe’s Companies Inc.	61,806	2,083,480
McDonald’s Corp.	49,364	2,189,293
Men’s Wearhouse Inc. (The)	1,956	83,991
MSC Industrial Direct Co. Inc. Class A	1,778	76,792
99 Cents Only Stores(a)	1,991	29,566
Nordstrom Inc.	8,945	498,326
Nu Skin Enterprises Inc. Class A	2,163	39,907
Office Depot Inc.(a)	11,548	431,780
OfficeMax Inc.	2,858	138,013
O’Reilly Automotive Inc.(a)	4,513	157,549
OSI Restaurant Partners Inc.	2,682	105,912
P.F. Chang’s China Bistro Inc.(a)(b)	1,123	44,482
Pacific Sunwear of California Inc.(a)	3,096	60,682
Panera Bread Co. Class A(a)	1,116	65,799
Pantry Inc. (The)(a)	925	45,149
Papa John’s International Inc.(a)	816	22,538
Payless ShoeSource Inc.(a)	2,700	91,665
Penney (J.C.) Co. Inc.	7,993	649,351
Pep Boys - Manny, Moe & Jack Inc.	1,743	26,685
PetSmart Inc.	5,737	175,208
Pier 1 Imports Inc.	2,986	20,215
RadioShack Corp.	5,514	121,859
Regis Corp.	1,810	75,640
Rite Aid Corp.(a)	20,449	125,966
Ross Stores Inc.	5,942	192,461
Ruby Tuesday Inc.	2,168	62,026
Saks Inc.	4,993	93,669
Sally Beauty Co. Inc.(a)	3,221	28,345
Sears Holdings Corp.(a)	3,909	690,525
Select Comfort Corp.(a)	2,166	39,941
Sonic Corp.(a)	3,128	69,473
Staples Inc.	29,210	751,281

Starbucks Corp.(a)	30,685	1,072,134
Stein Mart Inc.	1,081	14,604
Talbots Inc. (The)	873	20,603
Target Corp.	31,296	1,920,323
Tiffany & Co.	5,562	218,364
TJX Companies Inc.	18,260	539,948
Tractor Supply Co.(a)	1,400	70,462
Triarc Companies Inc. Class B	1,104	21,583
Tuesday Morning Corp.	1,311	21,841
Tween Brands Inc.(a)	1,323	45,233
Under Armour Inc. Class A(a)	1,123	57,048
Urban Outfitters Inc.(a)	4,604	112,338
Walgreen Co.	40,933	1,854,265
Wal-Mart Stores Inc.	104,196	4,969,107
Wendy’s International Inc.	3,976	135,025
Williams-Sonoma Inc.	3,779	132,265
World Fuel Services Corp.	1,179	54,057
Yum! Brands Inc.	10,833	650,088
Zale Corp.(a)	2,182	60,049

		35,581,981
SAVINGS & LOANS—0.52%
Anchor BanCorp Wisconsin Inc.	893	26,665
Astoria Financial Corp.	4,069	120,402
Dime Community Bancshares Inc.	1,289	17,311
Downey Financial Corp.	893	63,885
First Niagara Financial Group Inc.	4,691	67,973
FirstFed Financial Corp.(a)	707	48,748
Hudson City Bancorp Inc.	21,864	301,067
MAF Bancorp Inc.	1,417	63,680
New York Community Bancorp Inc.	10,796	182,344
NewAlliance Bancshares Inc.	4,241	67,856
People’s Bank	2,433	109,461
PFF Bancorp Inc.	746	25,267
Provident Financial Services Inc.	2,801	50,978
Sovereign Bancorp Inc.	13,525	333,391
Washington Federal Inc.	3,570	82,788
Washington Mutual Inc.	38,303	1,707,931

		3,269,747
SEMICONDUCTORS—2.59%
Actel Corp.(a)	1,062	18,967
Advanced Micro Devices Inc.(a)	22,049	342,862
Agere Systems Inc.(a)	7,143	143,860
Altera Corp.(a)	14,362	287,958
Amkor Technology Inc.(a)	4,437	46,722
Analog Devices Inc.	14,016	459,024
Applied Materials Inc.	55,749	988,430
Applied Micro Circuits Corp.(a)	12,520	43,069
Asyst Technologies Inc.(a)	1,450	9,411
Atmel Corp.(a)	18,089	108,172
ATMI Inc.(a)	1,447	48,388
Axcelis Technologies Inc.(a)	4,109	26,462
Broadcom Corp. Class A(a)	18,568	592,691
Brooks Automation Inc.(a)	2,998	41,732
Cabot Microelectronics Corp.(a)	1,068	32,243
Cirrus Logic Inc.(a)	3,045	22,594
Cohu Inc.	715	14,300
Conexant Systems Inc.(a)	19,044	35,422
Cree Inc.(a)	3,045	46,832
Cypress Semiconductor Corp.(a)	5,487	101,235
DSP Group Inc.(a)	1,075	22,554
Emulex Corp.(a)	3,402	60,386
Entegris Inc.(a)	4,783	51,322

Exar Corp.(a)	1,614	21,143
Fairchild Semiconductor International Inc. Class A(a)	4,780	85,132
FormFactor Inc.(a)	1,845	74,999
Integrated Device Technology Inc.(a)	8,220	124,369
Intel Corp.	234,905	4,923,609
International Rectifier Corp.(a)	2,771	115,634
Intersil Corp. Class A	5,894	138,863
KLA-Tencor Corp.	7,882	388,031
Kulicke & Soffa Industries Inc.(a)	1,958	18,170
Lam Research Corp.(a)	5,521	252,917
Lattice Semiconductor Corp.(a)	4,118	24,131
Linear Technology Corp.	12,395	383,625
LSI Logic Corp.(a)	15,204	142,918
LTX Corp.(a)	2,723	14,377
Marvell Technology Group Ltd.(a)	18,480	337,999
Maxim Integrated Products Inc.	13,066	402,433
MEMC Electronic Materials Inc.(a)	6,720	352,128
Micrel Inc.(a)	2,701	27,307
Microchip Technology Inc.	8,467	294,313
Micron Technology Inc.(a)	29,918	387,438
Microsemi Corp.(a)	2,538	46,192
National Semiconductor Corp.	13,553	313,481
Novellus Systems Inc.(a)	5,221	160,963
NVIDIA Corp.(a)	14,435	442,433
OmniVision Technologies Inc.(a)	2,096	24,188
Photronics Inc.(a)	1,723	28,705
PMC-Sierra Inc.(a)	8,425	53,078
QLogic Corp.(a)	6,188	113,240
Rambus Inc.(a)	3,839	71,367
Semtech Corp.(a)	2,905	39,799
Silicon Image Inc.(a)	3,026	36,584
Silicon Laboratories Inc.(a)	1,970	63,257
SiRF Technology Holdings Inc.(a)	1,883	55,285
Skyworks Solutions Inc.(a)	6,199	40,727
Teradyne Inc.(a)	7,883	117,457
Tessera Technologies Inc.(a)	1,907	72,924
Texas Instruments Inc.	60,130	1,875,455
TriQuint Semiconductor Inc.(a)	5,007	23,533
Ultratech Inc.(a)	1,033	12,541
Varian Semiconductor Equipment Associates Inc.(a)	2,498	102,793
Veeco Instruments Inc.(a)	1,074	20,610
Xilinx Inc.	13,943	338,815
Zoran Corp.(a)	1,994	27,856

		16,135,455
SOFTWARE—3.84%
Activision Inc.(a)	11,043	188,062
Acxiom Corp.	2,858	64,877
Adobe Systems Inc.(a)	23,451	911,540
Advent Software Inc.(a)	958	34,249
ANSYS Inc.(a)	1,377	68,699
Autodesk Inc.(a)	9,209	402,617
Automatic Data Processing Inc.	22,452	1,071,409
Avid Technology Inc.(a)	1,723	63,751
BEA Systems Inc.(a)	15,962	196,811
BMC Software Inc.(a)	8,535	293,519
Borland Software Corp.(a)	3,228	17,625
CA Inc.	17,458	428,594
Cerner Corp.(a)	2,430	109,180
Citrix Systems Inc.(a)	7,068	223,844
Compuware Corp.(a)	14,781	132,586
CSG Systems International Inc.(a)	2,098	52,618
Dendrite International Inc.(a)	1,598	17,434

Dun & Bradstreet Corp.(a)	2,631	223,635
eFunds Corp.(a)	1,924	51,409
Electronic Arts Inc.(a)	12,265	613,250
Fair Isaac Corp.	2,723	108,430
Fidelity National Information Services Inc.	11,446	486,684
First Data Corp.	30,539	759,200
Fiserv Inc.(a)	7,176	377,242
Global Payments Inc.	3,184	120,228
Hyperion Solutions Corp.(a)	2,325	98,162
IMS Health Inc.	8,216	237,114
Informatica Corp.(a)	3,566	44,789
Inter-Tel Inc.	876	19,824
Intuit Inc.(a)	13,151	413,599
JDA Software Group Inc.(a)	1,294	20,704
Keane Inc.(a)	2,264	27,553
MasterCard Inc. Class A	2,633	293,711
Microsoft Corp.	353,694	10,914,997
MoneyGram International Inc.	3,331	99,897
NAVTEQ Corp.(a)	3,526	125,102
Novell Inc.(a)	15,204	110,229
Nuance Communications Inc.(a)	5,651	65,100
Oracle Corp.(a)	162,393	2,786,664
Packeteer Inc.(a)	1,250	16,750
Parametric Technology Corp.(a)	4,440	88,001
Paychex Inc.	13,488	539,655
Progress Software Corp.(a)	1,383	39,291
Quest Software Inc.(a)	2,135	31,876
Red Hat Inc.(a)	7,473	169,861
Salesforce.com Inc.(a)	3,203	140,387
SEI Investments Co.	2,813	175,334
Sybase Inc.(a)	3,661	94,783
Take-Two Interactive Software Inc.(a)	2,831	49,203
THQ Inc.(a)	2,416	73,205
Transaction Systems Architects Inc. Class A(a)	1,393	50,357
Trident Microsystems Inc.(a)	2,483	51,820
VeriFone Holdings Inc.(a)	2,139	85,496
Wind River Systems Inc.(a)	2,878	28,550

		23,909,507
TELECOMMUNICATIONS—5.87%
Adaptec Inc.(a)	4,311	15,520
ADC Telecommunications Inc.(a)	4,656	75,148
ADTRAN Inc.	2,518	55,799
Aeroflex Inc.(a)	2,678	32,029
Alltel Corp.	15,274	936,143
Amdocs Ltd.(a)	7,532	261,210
American Tower Corp. Class A(a)	16,799	669,104
Anaren Inc.(a)	854	14,091
Andrew Corp.(a)	6,288	66,779
Anixter International Inc.(a)	1,386	76,604
Arris Group Inc.(a)	4,234	60,207
AT&T Inc.	253,339	9,533,145
Avaya Inc.(a)	18,583	238,420
Black Box Corp.	731	30,029
C-COR Inc.(a)	2,026	27,736
CenturyTel Inc.	4,525	202,901
Ciena Corp.(a)	3,230	90,731
Cincinnati Bell Inc.(a)	10,022	48,707
Cisco Systems Inc.(a)	245,852	6,537,205
Citizens Communications Co.	13,416	196,679
CommScope Inc.(a)	2,314	74,765
Corning Inc.(a)	62,854	1,309,877
Crown Castle International Corp.(a)	9,101	319,991
Dobson Communications Corp. Class A(a)	6,005	58,188

Embarq Corp.	5,892	327,065
Extreme Networks Inc.(a)	4,819	19,999
Finisar Corp.(a)	10,196	33,035
Foundry Networks Inc.(a)	4,585	66,345
Harmonic Inc.(a)	2,495	22,580
Harris Corp.	5,384	273,615
Harris Stratex Networks Inc.(a)	808	17,749
IDT Corp. Class B(a)	1,951	26,241
InterDigital Communications Corp.(a)	2,151	74,618
JDS Uniphase Corp.(a)	8,775	156,020
Juniper Networks Inc.(a)	22,601	409,530
Leap Wireless International Inc.(a)	1,830	120,213
Level 3 Communications Inc.(a)	42,176	261,913
Motorola Inc.	97,843	1,942,184
MRV Communications Inc.(a)(b)	3,392	13,805
NeuStar Inc. Class A(a)	2,986	92,238
Newport Corp.(a)	1,606	32,056
NII Holdings Inc. Class B(a)	5,670	418,446
NTL Inc.	10,742	292,720
Plantronics Inc.	1,976	38,927
Polycom Inc.(a)	3,806	127,958
Powerwave Technologies Inc.(a)	4,632	27,051
QUALCOMM Inc.	66,694	2,511,696
Qwest Communications International Inc.(a)	62,400	508,560
RCN Corp.(a)	1,480	43,941
RF Micro Devices Inc.(a)	7,903	61,011
SAVVIS Inc.(a)	525	23,531
SBA Communications Corp.(a)	3,625	107,699
Sonus Networks Inc.(a)	9,975	72,219
Sprint Nextel Corp.	115,272	2,055,300
Sycamore Networks Inc.(a)	7,878	29,385
Tekelec(a)	2,476	38,130
TeleCorp PCS Inc. Escrow(c)	1,292	0
Telephone & Data Systems Inc.	2,017	112,851
Telephone & Data Systems Inc. Special	2,017	102,766
Tellabs Inc.(a)	16,226	163,396
3Com Corp.(a)	15,427	60,165
Time Warner Telecom Inc. Class A(a)	4,970	115,702
United States Cellular Corp.(a)	642	46,288
UTStarcom Inc.(a)(b)	4,196	37,051
Verizon Communications Inc.	116,972	4,505,761
Windstream Corp.	18,534	275,786

		36,596,554
TEXTILES—0.07%
Cintas Corp.	5,734	235,954
G&K Services Inc. Class A	856	31,920
Mohawk Industries Inc.(a)(b)	2,140	176,379

		444,253
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	5,996	170,286
JAKKS Pacific Inc.(a)	903	18,304
Marvel Entertainment Inc.(a)	2,801	78,204
Mattel Inc.	15,666	381,624

		648,418
TRANSPORTATION—1.51%
Alexander & Baldwin Inc.	1,757	86,866
American Commercial Lines Inc.(a)	956	67,341
Arkansas Best Corp.	900	34,398
Bristow Group Inc.(a)	916	34,213
Burlington Northern Santa Fe Corp.	14,819	1,190,855
C.H. Robinson Worldwide Inc.	6,812	361,377

Con-way Inc.	2,115	105,200
CSX Corp.	17,586	646,989
EGL Inc.(a)	1,365	52,020
Expeditors International Washington Inc.	8,560	365,426
FedEx Corp.	11,452	1,264,301
Forward Air Corp.	1,103	34,612
General Maritime Corp.	1,119	40,832
Genesee & Wyoming Inc. Class A(a)	1,561	44,005
Hunt (J.B.) Transport Services Inc.	4,601	115,623
Kansas City Southern Industries Inc.(a)	3,055	91,833
Kirby Corp.(a)	2,152	76,418
Laidlaw International Inc.	3,332	98,994
Landstar System Inc.	2,458	103,949
Norfolk Southern Corp.	16,057	797,230
Old Dominion Freight Line Inc.(a)	1,146	31,836
OMI Corp.	2,823	62,275
Overseas Shipholding Group Inc.	1,140	70,828
Pacer International Inc.	1,493	46,522
Ryder System Inc.	2,494	136,023
Saia Inc.(a)	547	14,578
Swift Transportation Co. Inc.(a)	1,949	59,483
Teekay Shipping Corp.	1,754	88,068
Union Pacific Corp.	10,822	1,093,022
United Parcel Service Inc. Class B	26,778	1,935,514
UTi Worldwide Inc.	3,103	94,331
Werner Enterprises Inc.	2,454	46,651
YRC Worldwide Inc.(a)	2,381	105,597

		9,397,210
TRUCKING & LEASING—0.01%
GATX Corp.	1,738	79,253

		79,253
WATER—0.02%
Aqua America Inc.	5,170	114,826

		114,826

TOTAL COMMON STOCKS
(Cost: $482,824,762)		622,018,015

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.38%

CERTIFICATES OF DEPOSIT(d)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$24,093	24,093
Washington Mutual Bank
5.33%, 03/19/07	30,115	30,115

		54,208
COMMERCIAL PAPER(d)—0.06%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	12,662	12,542
Aspen Funding Corp.
5.26%, 02/21/07(e)	7,830	7,807
BNP Paribas Finance Inc.
5.12%, 06/06/07	4,216	4,141
Cantabric Finance LLC
5.25%, 03/06/07(e)	9,637	9,591

Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	14,214	14,102
Crown Point Capital Co. LLC
5.20%, 07/18/07(e)	13,915	13,579
Curzon Funding LLC
5.24%, 02/27/07(e)	6,607	6,582
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	4,992	4,942
Eureka Securitization
5.26%, 02/09/07(e)	15,058	15,040
Five Finance Inc.
5.22%, 04/20/07(e)	5,541	5,479
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(e)	21,081	20,634
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	19,756	19,652
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	23,490	23,104
Irish Permanent Treasury PLC
5.18%, 07/10/07	6,023	5,885
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(e)	33,620	33,264
Lockhart Funding LLC
5.28%, 02/09/07(e)	12,046	12,032
Nationwide Building Society
5.21%, 04/13/07	11,444	11,326
Nestle Capital Corp.
5.19%, 08/09/07	7,228	7,031
Norddeutsche Landesbank
5.27%, 02/15/07	11,444	11,420
Polonius Inc.
5.26%, 02/20/07	3,407	3,397
Sedna Finance Inc.
5.22%, 04/17/07(e)	6,866	6,792
Simba Funding Corp.
5.20%, 07/23/07(e)	12,046	11,747
Societe Generale
5.18%, 05/16/07	30,115	29,665
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	30,567	30,406
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(e)	14,841	14,772
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	7,040	7,026
Westpac Banking Corp.
5.20%, 07/12/07(e)	10,842	10,589
Zela Finance Inc.
5.20%, 07/16/07(e)	7,228	7,055

		359,602
MEDIUM-TERM NOTES(d)—0.00%
Bank of America N.A.
5.28%, 04/20/07	3,012	3,012
Cullinan Finance Corp.
5.71%, 06/28/07(e)	9,035	9,035
K2 USA LLC
5.39%, 06/04/07(e)	9,035	9,035
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	14,094	14,094

		35,176
MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	674,116	674,116

		674,116
REPURCHASE AGREEMENTS(d)—0.05%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $24,096 (collateralized by non-U.S. Government debt securities, value $24,838, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$24,092	24,092
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $18,072 (collateralized by U.S. Government obligations, value $18,448, 4.00% to 6.50%, 12/1/08 to 2/1/37).	18,069	18,069
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $1,205 (collateralized by non-U.S. Government debt securities, value $1,266, 5.43%, 3/15/08).	1,205	1,205
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $42,167 (collateralized by non-U.S. Government debt securities, value $45,443, 0.00% to 6.30%, 5/27/33 to 10/25/46).	42,161	42,161
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $13,253 (collateralized by non-U.S. Government debt securities, value $14,279, 0.00% to 6.30%, 5/27/33 to 10/25/46).	13,251	13,251
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $7,229 (collateralized by non-U.S. Government debt securities, value $7,791, 0.00% to 6.30%, 5/27/33 to 10/25/46).	7,228	7,228
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $24,096 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $25,011, 0.00% to 11.00%, 2/8/07 to 5/25/46).	24,092	24,092
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $10,495 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $10,891, 0.00% to 11.00%, 2/8/07 to 5/25/46).	10,493	10,493
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $7,229 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $7,505, 0.00% to 11.00%, 2/8/07 to 5/25/46).	7,228	7,228
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $56,626 (collateralized by non-U.S. Government debt securities, value $62,430, 2.35% to 6.27%, 10/1/33 to 12/14/36).	56,617	56,617
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $6,024 (collateralized by non-U.S. Government debt securities, value $6,331, 0.00% to 5.95%, 12/1/29 to 6/1/46).	6,023	6,023
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $3,012 (collateralized by non-U.S. Government debt securities, value $3,165, 6.38% to 9.75%, 5/15/09 to 6/15/32).	3,012	3,012

Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $18,072 (collateralized by non-U.S. Government debt securities, value $18,839, 2.28% to 11.19%, 3/20/07 to 12/15/66).	18,069	18,069
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $12,048 (collateralized by non-U.S. Government debt securities, value $12,431, 0.00% to 10.13%, 8/16/07 to 7/1/26).	12,046	12,046
Morgan Stanley 5.36%, due 2/1/07, maturity value $12,048 (collateralized by non-U.S. Government debt securities, value $13,779, 0.00% to 10.00%, 2/1/07 to 1/31/37).	12,046	12,046
Morgan Stanley 5.51%, due 6/4/07, maturity value $8,592 (collateralized by non-U.S. Government debt securities, value $11,327, 0.00% to 10.00%, 2/1/07 to 1/31/37).(h)	8,432	8,432
Wachovia Capital 5.38%, due 2/1/07, maturity value $38,554 (collateralized by non-U.S. Government debt securities, value $40,513, 0.00% to 8.31%, 2/15/08 to 8/15/48).	38,548	38,548

		302,612
TIME DEPOSITS(d)—0.01%
Dexia Credit Local
5.28%, 02/01/07	1,223	1,223
Societe Generale
5.28%, 02/01/07	24,092	24,092
UBS AG
5.28%, 02/01/07	18,069	18,069

		43,384
VARIABLE & FLOATING RATE NOTES(d)—0.14%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(e)	30,838	30,842
American Express Bank
5.29%, 02/28/07	12,046	12,046
American Express Centurion Bank
5.41%, 07/19/07	13,251	13,258
American Express Credit Corp.
5.42%, 07/05/07	3,614	3,615
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	1,059	1,059
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(e)	9,035	9,035
ASIF Global Financing
5.41%, 05/03/07(e)	1,205	1,205
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(e)	7,830	7,830
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(e)	17,467	17,467
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(e)	30,718	30,719
BMW US Capital LLC
5.32%, 01/15/08(e)	12,046	12,046
BNP Paribas
5.35%, 11/19/07(e)	22,285	22,285
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(e)	8,794	8,794
CC USA Inc.
5.36%, 07/30/07(e)	6,023	6,023
Commodore CDO Ltd.
5.44%, 12/12/07(e)	3,012	3,012

Credit Agricole SA
5.33%, 11/23/07	12,046	12,046
Cullinan Finance Corp.
5.36%, 04/25/07(e)	3,012	3,012
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	1,351	1,351
DEPFA Bank PLC
5.40%, 12/14/07(e)	12,046	12,046
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(e)	13,853	13,853
Eli Lilly Services Inc.
5.32%, 12/31/07(e)	8,041	8,041
Fifth Third Bancorp
5.32%, 01/23/08(e)	24,092	24,092
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	7,830	7,829
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(e)	12,648	12,650
Granite Master Issuer PLC
5.29%, 08/20/07(e)	42,162	42,162
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	27,706	27,491
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	18,069	18,071
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	12,046	12,046
Holmes Financing PLC
5.29%, 07/16/07(e)	21,081	21,081
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(h)	33,127	33,127
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	9,035	9,034
Kestrel Funding LLC
5.30%, 07/11/07(e)	4,818	4,818
Kommunalkredit Austria AG
5.32%, 02/08/08(e)	7,228	7,228
Leafs LLC
5.32%, 02/20/07-01/22/08(e)	15,264	15,264
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(e)	13,251	13,251
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	4,247	4,247
Marshall & Ilsley Bank
5.32%, 01/15/08	6,625	6,625
Master Funding LLC
5.35%, 04/25/07-05/25/07(e)	21,800	21,801
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	13,251	13,251
Metropolitan Life Global Funding I
5.33%, 08/06/07(e)	18,069	18,069
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(e)(h)	1,205	1,205
Mound Financing PLC
5.29%, 05/08/07(e)	11,323	11,323
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(e)	43,366	43,366
National City Bank of Indiana
5.35%, 05/21/07	6,023	6,023
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(e)	39,752	39,757
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(e)	12,076	12,074
Northern Rock PLC
5.36%, 08/03/07(e)	14,455	14,456

Northlake CDO I
5.42%, 09/06/07(e)	3,614	3,614
Pricoa Global Funding I
5.31%, 01/25/08	16,262	16,262
Principal Life Global Funding I
5.78%, 02/08/07(e)	5,421	5,421
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	17,467	17,467
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(e)	12,046	12,046
Strips III LLC
5.37%, 07/24/07(e)	2,529	2,529
SunTrust Bank
5.30%, 05/01/07	12,046	12,046
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(e)	29,393	29,391
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	19,876	19,876
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(e)	14,129	14,130
Wachovia Bank N.A.
5.36%, 05/22/07	24,092	24,092
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	9,035	9,037
Wells Fargo & Co.
5.33%, 11/15/07(e)	6,023	6,023
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(e)	9,035	9,034
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(e)	36,139	36,135
Wind Master Trust
5.31%, 07/25/07(e)	4,818	4,818

		891,847

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,360,945)		2,360,945

TOTAL INVESTMENTS IN SECURITIES —100.17%
(Cost: $485,185,707)		624,378,960
Other Assets, Less Liabilities —(0.17)%		(1,036,048)

NET ASSETS —100.00%		$623,342,912

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.82%

ELECTRIC—83.04%
AES Corp. (The)(a)	903,813	$18,790,273
Allegheny Energy Inc.(a)	227,649	10,590,231
ALLETE Inc.	34,922	1,679,399
Alliant Energy Corp.	160,097	5,819,526
Ameren Corp.	281,428	14,946,641
American Electric Power Co. Inc.	542,419	23,611,499
Aquila Inc.(a)	515,499	2,335,210
Avista Corp.	66,696	1,677,404
Black Hills Corp.	45,910	1,701,884
CenterPoint Energy Inc.	378,750	6,537,225
Cleco Corp.	77,992	1,991,916
CMS Energy Corp.(a)(b)	304,412	5,080,636
Consolidated Edison Inc.	353,125	17,048,875
Constellation Energy Group Inc.	245,910	17,840,771
Dominion Resources Inc.	486,189	40,334,239
DPL Inc.	155,693	4,465,275
DTE Energy Co.	244,985	11,359,954
Duke Energy Corp.	1,728,124	34,026,762
Duquesne Light Holdings Inc.	120,322	2,407,643
Edison International	412,305	18,545,479
El Paso Electric Co.(a)	64,609	1,569,999
Energy East Corp.	202,790	4,871,016
Entergy Corp.	285,880	26,543,958
Exelon Corp.	923,973	55,429,140
FirstEnergy Corp.	439,815	26,094,224
FPL Group Inc.	512,229	29,017,773
Great Plains Energy Inc.	109,698	3,436,838
Hawaiian Electric Industries Inc.(b)	110,951	2,972,377
IDACORP Inc.	59,104	2,183,893
Mirant Corp.(a)	354,056	12,101,634
Northeast Utilities	211,786	5,855,883
NorthWestern Corp.	49,322	1,768,687
NRG Energy Inc.(a)	174,242	10,442,323
NSTAR	146,956	4,908,330
Pepco Holdings Inc.	259,634	6,641,438
PG&E Corp.	475,779	22,209,364
Pinnacle West Capital Corp.	136,657	6,667,495
PNM Resources Inc.	87,962	2,681,082
PPL Corp.	523,668	18,642,581
Progress Energy Inc.	346,736	16,483,829
Public Service Enterprise Group Inc.	346,068	23,196,938
Puget Energy Inc.	158,460	3,891,778
Reliant Energy Inc.(a)	424,779	6,320,712
SCANA Corp.	145,013	5,904,929
Sierra Pacific Resources Corp.(a)	304,282	5,178,880
Southern Co. (The)	1,023,539	37,389,880
TECO Energy Inc.	286,861	4,865,163
TXU Corp.	635,715	34,379,467
UniSource Energy Corp.	48,560	1,821,971

Westar Energy Inc.	119,799	3,181,861
Wisconsin Energy Corp.	161,132	7,502,306
WPS Resources Corp.	59,382	3,150,215
Xcel Energy Inc.	552,314	12,885,486

		650,982,292
ENVIRONMENTAL CONTROL—0.38%
Nalco Holding Co.(a)	128,928	2,964,055

		2,964,055
GAS—9.59%
AGL Resources Inc.	107,443	4,222,510
Atmos Energy Corp.	112,222	3,505,815
Energen Corp.	89,825	4,157,101
KeySpan Corp.	240,225	9,801,180
New Jersey Resources Corp.	38,183	1,779,328
Nicor Inc.(b)	60,772	2,765,126
NiSource Inc.	372,968	8,876,638
Northwest Natural Gas Co.	37,997	1,546,098
Peoples Energy Corp.	52,883	2,303,055
Piedmont Natural Gas Co.(b)	97,551	2,517,791
Sempra Energy	315,611	18,109,759
Southern Union Co.	154,676	4,301,540
Southwest Gas Corp.	56,976	2,236,308
UGI Corp.	144,668	3,965,350
Vectren Corp.	104,875	2,949,085
WGL Holdings Inc.	67,029	2,120,127

		75,156,811
PIPELINES—6.29%
Equitable Resources Inc.	156,575	6,771,869
National Fuel Gas Co.	108,893	4,430,856
ONEOK Inc.	141,940	6,090,645
Questar Corp.	116,720	9,477,664
Spectra Energy Corp.	864,062	22,569,299

		49,340,333
WATER—0.52%
Aqua America Inc.(b)	181,646	4,034,358

		4,034,358

TOTAL COMMON STOCKS
(Cost: $659,584,722)		782,477,849

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.14%

CERTIFICATES OF DEPOSIT(c)—0.03%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$114,339	114,339
Washington Mutual Bank
5.33%, 03/19/07	142,923	142,923

		257,262
COMMERCIAL PAPER(c)—0.22%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	60,091	59,495
Aspen Funding Corp.
5.26%, 02/21/07(d)	37,160	37,051

BNP Paribas Finance Inc.
5.12%, 06/06/07	20,009	19,654
Cantabric Finance LLC
5.25%, 03/06/07(d)	45,735	45,515
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	67,460	66,928
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	66,039	64,446
Curzon Funding LLC
5.24%, 02/27/07(d)	31,357	31,239
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	23,693	23,456
Eureka Securitization
5.26%, 02/09/07(d)	71,462	71,378
Five Finance Inc.
5.22%, 04/20/07(d)	26,298	26,000
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	100,046	97,927
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	93,758	93,262
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	111,480	109,648
Irish Permanent Treasury PLC
5.18%, 07/10/07	28,585	27,931
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	159,557	157,861
Lockhart Funding LLC
5.28%, 02/09/07(d)	57,169	57,102
Nationwide Building Society
5.21%, 04/13/07	54,311	53,753
Nestle Capital Corp.
5.19%, 08/09/07	34,302	33,367
Norddeutsche Landesbank
5.27%, 02/15/07	54,311	54,200
Polonius Inc.
5.26%, 02/20/07	16,167	16,123
Sedna Finance Inc.
5.22%, 04/17/07(d)	32,587	32,232
Simba Funding Corp.
5.20%, 07/23/07(d)	57,169	55,749
Societe Generale
5.18%, 05/16/07	142,923	140,785
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	145,066	144,303
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	70,433	70,109
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	33,409	33,346
Westpac Banking Corp.
5.20%, 07/12/07(d)	51,452	50,256
Zela Finance Inc.
5.20%, 07/16/07(d)	34,302	33,484

		1,706,600
MEDIUM-TERM NOTES(c)—0.02%
Bank of America N.A.
5.28%, 04/20/07	14,292	14,292
Cullinan Finance Corp.
5.71%, 06/28/07 (d)	42,877	42,877
K2 USA LLC
5.39%, 06/04/07 (d)	42,877	42,877
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	66,888	66,888

		166,934

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	918,254	918,254

		918,254
REPURCHASE AGREEMENTS(c)—0.18%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $114,356 (collateralized by non-U.S. Government debt securities, value $117,879, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$114,339	114,339
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $85,767 (collateralized by U.S. Government obligations, value $87,551, 4.00% to 6.50%, 12/1/08 to 2/1/37).	85,754	85,754
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $5,718 (collateralized by non-U.S. Government debt securities, value $6,008, 5.43%, 3/15/08).	5,717	5,717
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $200,123 (collateralized by non-U.S. Government debt securities, value $215,666, 0.00% to 6.30%, 5/27/33 to 10/25/46).	200,093	200,093
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $62,895 (collateralized by non-U.S. Government debt securities, value $67,766, 0.00% to 6.30%, 5/27/33 to 10/25/46).	62,886	62,886
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $34,307 (collateralized by non-U.S. Government debt securities, value $36,975, 0.00% to 6.30%, 5/27/33 to 10/25/46).	34,302	34,302
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $114,356 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $118,698, 0.00% to 11.00%, 2/8/07 to 5/25/46).	114,339	114,339
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $49,806 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $51,686, 0.00% to 11.00%, 2/8/07 to 5/25/46).	49,799	49,799
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $34,307 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $35,618, 0.00% to 11.00%, 2/8/07 to 5/25/46).	34,302	34,302
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $268,737 (collateralized by non-U.S. Government debt securities, value $296,282, 2.35% to 6.27%, 10/1/33 to 12/14/36).	268,696	268,696
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $28,589 (collateralized by non-U.S. Government debt securities, value $30,044, 0.00% to 5.95%, 12/1/29 to 6/1/46).	28,585	28,585

JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $14,294 (collateralized by non-U.S. Government debt securities, value $15,021, 6.38% to 9.75%, 5/15/09 to 6/15/32).	14,292	14,292
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $85,767 (collateralized by non-U.S. Government debt securities, value $89,408, 2.28% to 11.19%, 3/20/07 to 12/15/66).	85,754	85,754
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $57,178 (collateralized by non-U.S. Government debt securities, value $58,998, 0.00% to 10.13%, 8/16/07 to 7/1/26).	57,169	57,169
Morgan Stanley 5.36%, due 2/1/07, maturity value $57,178 (collateralized by non-U.S. Government debt securities, value $65,394, 0.00% to 10.00%, 2/1/07 to 1/31/37).	57,169	57,169
Morgan Stanley 5.51%, due 6/4/07, maturity value $40,779 (collateralized by non-U.S. Government debt securities, value $53,754, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	40,019	40,019
Wachovia Capital 5.38%, due 2/1/07, maturity value $182,969 (collateralized by non-U.S. Government debt securities, value $192,269, 0.00% to 8.31%, 2/15/08 to 8/15/48).	182,942	182,942

		1,436,157
TIME DEPOSITS(c)—0.03%
Dexia Credit Local
5.28%, 02/01/07	5,804	5,804
Societe Generale
5.28%, 02/01/07	114,339	114,339
UBS AG
5.28%, 02/01/07	85,754	85,754

		205,897
VARIABLE & FLOATING RATE NOTES(c)—0.54%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	146,353	146,368
American Express Bank
5.29%, 02/28/07	57,169	57,170
American Express Centurion Bank
5.41%, 07/19/07	62,886	62,920
American Express Credit Corp.
5.42%, 07/05/07	17,151	17,156
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	5,024	5,024
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	42,877	42,877
ASIF Global Financing
5.41%, 05/03/07(d)	5,717	5,718
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	37,160	37,160
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	82,896	82,898
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	145,782	145,785
BMW US Capital LLC
5.32%, 01/15/08(d)	57,169	57,169
BNP Paribas
5.35%, 11/19/07(d)	105,763	105,763

Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	41,734	41,734
CC USA Inc.
5.36%, 07/30/07(d)	28,585	28,587
Commodore CDO Ltd.
5.44%, 12/12/07(d)	14,292	14,292
Credit Agricole SA
5.33%, 11/23/07	57,169	57,169
Cullinan Finance Corp.
5.36%, 04/25/07(d)	14,292	14,292
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	6,413	6,413
DEPFA Bank PLC
5.40%, 12/14/07(d)	57,169	57,169
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	65,745	65,746
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	38,161	38,161
Fifth Third Bancorp
5.32%, 01/23/08(d)	114,339	114,339
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	37,160	37,158
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	60,028	60,035
Granite Master Issuer PLC
5.29%, 08/20/07(d)	200,093	200,093
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	131,489	130,474
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	85,754	85,760
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	57,169	57,169
Holmes Financing PLC
5.29%, 07/16/07(d)	100,046	100,046
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	157,216	157,216
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	42,877	42,876
Kestrel Funding LLC
5.30%, 07/11/07(d)	22,868	22,867
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	34,302	34,302
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	72,440	72,440
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	62,886	62,884
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	20,155	20,155
Marshall & Ilsley Bank
5.32%, 01/15/08	31,443	31,443
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	103,461	103,461
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	62,886	62,886
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	85,754	85,754
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	5,717	5,717
Mound Financing PLC
5.29%, 05/08/07(d)	53,739	53,739
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	205,810	205,809
National City Bank of Indiana
5.35%, 05/21/07	28,585	28,585

Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	188,659	188,683
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	57,312	57,304
Northern Rock PLC
5.36%, 08/03/07(d)	68,603	68,604
Northlake CDO I
5.42%, 09/06/07(d)	17,151	17,151
Pricoa Global Funding I
5.31%, 01/25/08	77,179	77,179
Principal Life Global Funding I
5.78%, 02/08/07(d)	25,726	25,728
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	82,896	82,894
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	57,169	57,169
Strips III LLC
5.37%, 07/24/07(d)	12,002	12,002
SunTrust Bank
5.30%, 05/01/07	57,169	57,170
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	139,493	139,487
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	94,329	94,329
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	67,056	67,056
Wachovia Bank N.A.
5.36%, 05/22/07	114,339	114,339
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	42,877	42,890
Wells Fargo & Co.
5.33%, 11/15/07(d)	28,585	28,586
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	42,877	42,877
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	171,508	171,489
Wind Master Trust
5.31%, 07/25/07(d)	22,868	22,868

		4,232,584

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,923,688)		8,923,688

TOTAL INVESTMENTS IN SECURITIES —100.96%
(Cost: $668,508,410)		791,401,537
Other Assets, Less Liabilities —(0.96)%		(7,504,157)

NET ASSETS —100.00%		$783,897,380

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD 400 SOCIAL INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.28%
Gaiam Inc.(a)	70	$888
Omnicom Group Inc.	680	71,536

		72,424
AIRLINES—0.37%
Alaska Air Group Inc.(a)	160	6,856
AMR Corp.(a)	850	31,492
JetBlue Airways Corp.(a)	700	9,576
Southwest Airlines Co.	3,199	48,305

		96,229
APPAREL—0.69%
Coach Inc.(a)	1,461	67,001
Hartmarx Corp.(a)	150	1,047
Liz Claiborne Inc.	410	18,204
Nike Inc. Class B	740	73,119
Phillips-Van Heusen Corp.	220	12,133
Stride Rite Corp.	140	2,416
Timberland Co. Class A(a)	200	6,034

		179,954
AUTO PARTS & EQUIPMENT—0.32%
Bandag Inc.	50	2,547
Cooper Tire & Rubber Co.	240	3,838
Johnson Controls Inc.	780	72,119
Modine Manufacturing Co.	130	3,401
Spartan Motors Inc.	70	1,172

		83,077
BANKS—8.40%
BB&T Corp.	2,130	90,014
Cathay General Bancorp	200	6,932
Chittenden Corp.	180	5,483
Comerica Inc.	640	37,952
Fifth Third Bancorp	2,220	88,578
First Horizon National Corp.	490	21,364
Heartland Financial USA Inc.	50	1,429
KeyCorp	1,600	61,072
M&T Bank Corp.	310	37,606
Mellon Financial Corp.	1,630	69,666
National City Corp.	2,461	93,149
Northern Trust Corp.	740	44,955
PNC Financial Services Group	1,170	86,311
Popular Inc.	1,110	20,269
Regions Financial Corp.	2,890	104,791
State Street Corp.	1,320	93,786
SunTrust Banks Inc.	1,400	116,340
Synovus Financial Corp.	1,290	41,190
U.S. Bancorp	7,020	249,912

Wachovia Corp.	7,630	431,095
Wainwright Bank & Trust Co.	20	227
Wells Fargo & Co.	13,366	480,107

		2,182,228
BEVERAGES—3.17%
Coca-Cola Co. (The)	8,130	389,264
Green Mountain Coffee Roasters Inc.(a)	20	1,182
PepsiAmericas Inc.	240	5,292
PepsiCo Inc.	6,550	427,322

		823,060
BIOTECHNOLOGY—2.05%
Affymetrix Inc.(a)	270	6,739
Amgen Inc.(a)	4,650	327,220
Biogen Idec Inc.(a)	1,360	65,742
Digene Corp.(a)	94	4,836
Genzyme Corp.(a)	1,040	68,359
Invitrogen Corp.(a)	210	12,858
MedImmune Inc.(a)	950	32,927
Millipore Corp.(a)	210	14,381

		533,062
BUILDING MATERIALS—0.21%
Apogee Enterprises Inc.	110	2,093
Masco Corp.	1,580	50,544
Trex Co. Inc.(a)	50	1,338

		53,975
CHEMICALS—1.11%
Air Products & Chemicals Inc.	880	65,701
Airgas Inc.	310	12,902
Cabot Corp.	250	11,185
Ecolab Inc.	710	31,169
Fuller (H.B.) Co.	240	6,209
Lubrizol Corp.	270	13,910
Minerals Technologies Inc.	80	4,646
Praxair Inc.	1,280	80,717
Rohm & Haas Co.	570	29,674
Sigma-Aldrich Corp.	520	19,734
Valspar Corp. (The)	400	11,272
Wellman Inc.	130	370

		287,489
COMMERCIAL SERVICES—0.99%
Bright Horizons Family Solutions Inc.(a)	100	3,917
Convergys Corp.(a)	550	14,322
Cross Country Healthcare Inc.(a)	90	2,030
Deluxe Corp.	200	5,984
DeVry Inc.	240	6,758
Donnelley (R.R.) & Sons Co.	860	31,906
Kelly Services Inc. Class A	80	2,481
McKesson Corp.	1,190	66,342
Monster Worldwide Inc.(a)	510	25,199
Moody’s Corp.	940	67,266
Robert Half International Inc.	680	27,676
Valassis Communications Inc.(a)	190	2,920

		256,801
COMPUTERS—5.04%
Apple Inc.(a)	3,400	291,482
Ceridian Corp.(a)	550	16,483
Dell Inc.(a)	9,060	219,705

Electronic Data Systems Corp.	2,060	54,199
EMC Corp.(a)	8,847	123,770
Hewlett-Packard Co.	10,920	472,618
Imation Corp.	140	6,091
Lexmark International Inc. Class A(a)	400	25,212
Palm Inc.(a)	410	5,670
Sun Microsystems Inc.(a)	14,165	94,056

		1,309,286
COSMETICS & PERSONAL CARE—4.05%
Alberto-Culver Co.	318	7,273
Avon Products Inc.	1,780	61,214
Colgate-Palmolive Co.	2,050	140,015
Estee Lauder Companies Inc. (The) Class A	510	24,225
Procter & Gamble Co.	12,630	819,308

		1,052,035
DISTRIBUTION & WHOLESALE—0.34%
CDW Corp.	240	15,401
Fastenal Co.	500	18,640
Genuine Parts Co.	680	32,314
Grainger (W.W.) Inc.	300	23,295

		89,650
DIVERSIFIED FINANCIAL SERVICES—8.80%
American Express Co.	4,800	279,456
Capital One Financial Corp.	1,628	130,891
Chicago Mercantile Exchange Holdings Inc.	140	78,862
CIT Group Inc.	790	46,578
Edwards (A.G.) Inc.	300	19,863
Federal Home Loan Mortgage Corp.	2,750	178,557
Federal National Mortgage Association	3,890	219,902
Franklin Resources Inc.	660	78,613
Janus Capital Group Inc.	820	16,794
JPMorgan Chase & Co.	13,840	704,871
Merrill Lynch & Co. Inc.	3,520	329,331
Rowe (T.) Price Group Inc.	1,040	49,910
Schwab (Charles) Corp. (The)	4,110	77,761
SLM Corp.	1,630	74,915
TradeStation Group Inc.(a)	100	1,276

		2,287,580
ELECTRIC—0.25%
Alliant Energy Corp.	470	17,084
Cleco Corp.	220	5,619
IDACORP Inc.	170	6,281
MGE Energy Inc.	80	2,734
OGE Energy Corp.	360	13,939
Ormat Technologies Inc.	30	1,176
Pepco Holdings Inc.	760	19,441

		66,274
ELECTRICAL COMPONENTS & EQUIPMENT—0.74%
American Power Conversion Corp.	670	20,596
Emerson Electric Co.	3,210	144,354
Hubbell Inc. Class B	240	11,568
Molex Inc.	560	16,458

		192,976
ELECTRONICS—0.68%
Arrow Electronics Inc.(a)	490	17,272
Brady Corp. Class A	210	7,864
Coherent Inc.(a)	160	4,920

Dionex Corp.(a)	80	4,754
Itron Inc.(a)	90	5,188
Merix Corp.(a)	80	690
Solectron Corp.(a)	4,007	13,023
Tektronix Inc.	374	10,573
Thermo Fisher Scientific Inc.(a)	1,639	78,426
Thomas & Betts Corp.(a)	210	10,057
Waters Corp.(a)	410	23,243

		176,010
ENGINEERING & CONSTRUCTION—0.03%
Granite Construction Inc.	130	6,963

		6,963
ENVIRONMENTAL CONTROL—0.00%
Calgon Carbon Corp.(a)	160	1,003

		1,003
FOOD—2.51%
Campbell Soup Co.	880	33,862
Chiquita Brands International Inc.	170	2,698
Dean Foods Co.(a)	530	23,452
General Mills Inc.	1,378	78,877
Hain Celestial Group Inc.(a)	150	4,410
Heinz (H.J.) Co.	1,320	62,198
Hershey Co. (The)	600	30,624
Kellogg Co.	990	48,777
Kroger Co.	2,870	73,472
McCormick & Co. Inc. NVS	520	20,301
Safeway Inc.	1,770	63,773
Smucker (J.M.) Co. (The)	230	10,923
SUPERVALU Inc.	840	31,903
Sysco Corp.	2,460	84,993
Tootsie Roll Industries Inc.	110	3,489
United Natural Foods Inc.(a)	170	5,617
Whole Foods Market Inc.	586	25,309
Wild Oats Markets Inc.(a)	120	1,744
Wrigley (William Jr.) Co.	870	44,822

		651,244
FOREST PRODUCTS & PAPER—0.11%
Caraustar Industries Inc.(a)	110	876
MeadWestvaco Corp.	720	21,701
Rock-Tenn Co. Class A	130	4,254
Wausau Paper Corp.	180	2,563

		29,394
GAS—0.50%
AGL Resources Inc.	310	12,183
Atmos Energy Corp.	340	10,622
Cascade Natural Gas Corp.	50	1,300
Energen Corp.	290	13,421
KeySpan Corp.	700	28,560
Nicor Inc.	180	8,190
NiSource Inc.	1,080	25,704
Northwest Natural Gas Co.	110	4,476
Peoples Energy Corp.	150	6,532
Southern Union Co.	430	11,958
WGL Holdings Inc.	190	6,010

		128,956

HAND & MACHINE TOOLS—0.26%
Baldor Electric Co.	120	4,238
Black & Decker Corp.	275	24,002
Lincoln Electric Holdings Inc.	170	10,331
Milacron Inc.(a)	200	176
Snap-On Inc.	230	11,088
Stanley Works (The)	320	18,323

		68,158
HEALTH CARE-PRODUCTS—6.35%
Bard (C.R.) Inc.	410	33,833
Bausch & Lomb Inc.	210	11,693
Baxter International Inc.	2,618	130,010
Becton, Dickinson & Co.	970	74,632
Biomet Inc.	970	41,089
Boston Scientific Corp.(a)	4,757	87,767
Gen-Probe Inc.(a)	210	10,861
Hillenbrand Industries Inc.	240	13,682
Invacare Corp.	130	2,807
Johnson & Johnson	11,420	762,856
Medtronic Inc.	4,594	245,549
Patterson Companies Inc.(a)	550	20,685
St. Jude Medical Inc.(a)	1,433	61,275
Stryker Corp.	1,180	73,089
Synovis Life Technologies Inc.(a)	50	617
Zimmer Holdings Inc.(a)	960	80,851

		1,651,296
HEALTH CARE-SERVICES—1.52%
Health Management Associates Inc. Class A	950	18,477
Humana Inc.(a)	660	36,630
Manor Care Inc.	290	15,440
Molina Healthcare Inc.(a)	50	1,542
Quest Diagnostics Inc.	640	33,587
Sierra Health Services Inc.(a)	220	8,844
UnitedHealth Group Inc.	5,380	281,159

		395,679
HOME BUILDERS—0.41%
Centex Corp.	470	25,234
Champion Enterprises Inc.(a)	300	2,463
Horton (D.R.) Inc.	1,127	32,751
KB Home	310	16,808
Pulte Homes Inc.	840	28,846

		106,102
HOME FURNISHINGS—0.20%
Harman International Industries Inc.	260	24,588
Whirlpool Corp.	310	28,343

		52,931
HOUSEHOLD PRODUCTS & WARES—0.83%
American Greetings Corp. Class A	230	5,525
Avery Dennison Corp.	380	25,977
Church & Dwight Co. Inc.	260	11,781
Clorox Co. (The)	600	39,252
Kimberly-Clark Corp.	1,820	126,308
Standard Register Co. (The)	50	632
Tupperware Brands Corp.	240	5,599

		215,074
HOUSEWARES—0.16%
Newell Rubbermaid Inc.	1,100	32,494
Toro Co. (The)	160	8,203

		40,697

INSURANCE—3.69%
AFLAC Inc.	1,970	93,792
Ambac Financial Group Inc.	420	37,002
Chubb Corp.	1,630	84,825
CIGNA Corp.	410	54,284
Cincinnati Financial Corp.	690	30,871
Hartford Financial Services Group Inc. (The)	1,258	119,397
Lincoln National Corp.	1,140	76,540
Marsh & McLennan Companies Inc.	2,190	64,605
MBIA Inc.	540	38,788
MGIC Investment Corp.	340	20,985
Principal Financial Group Inc.	1,070	65,923
Progressive Corp. (The)	3,070	71,193
SAFECO Corp.	420	26,884
St. Paul Travelers Companies Inc.	2,740	139,329
UnumProvident Corp.	1,360	29,920
Wesco Financial Corp.	7	3,387

		957,725
INTERNET—0.84%
eBay Inc.(a)	4,631	149,998
Sapient Corp.(a)	320	2,010
Symantec Corp.(a)	3,783	66,997

		219,005
INVESTMENT COMPANIES—0.07%
Allied Capital Corp.	580	16,739
Medallion Financial Corp.	60	677

		17,416
IRON & STEEL—0.34%
Chaparral Steel Co.	180	9,230
Nucor Corp.	1,180	76,157
Schnitzer Steel Industries Inc. Class A	90	3,465

		88,852
LEISURE TIME—0.27%
Harley-Davidson Inc.	1,040	71,001

		71,001
MACHINERY—0.55%
Cummins Inc.	210	28,258
Deere & Co.	920	92,258
Gerber Scientific Inc.(a)	90	1,110
Graco Inc.	270	11,008
Kadant Inc.(a)	60	1,641
Nordson Corp.	130	6,724
Tennant Co.	70	2,164

		143,163
MANUFACTURING—1.56%
CLARCOR Inc.	210	7,279
Cooper Industries Ltd.	360	32,900
Donaldson Co. Inc.	280	9,862
Illinois Tool Works Inc.	1,670	85,153
Leggett & Platt Inc.	720	17,453
Pall Corp.	500	17,380
Smith (A.O.) Corp.	90	3,452
SPX Corp.	230	16,144
3M Co.	2,920	216,956

		406,579

MEDIA—3.38%
Dow Jones & Co. Inc.	260	9,805
Lee Enterprises Inc.	180	5,981
McClatchy Co. (The) Class A	170	6,576
McGraw-Hill Companies Inc. (The)	1,400	93,912
Media General Inc. Class A	100	4,001
Meredith Corp.	150	8,844
New York Times Co. Class A	570	13,161
Radio One Inc. Class A(a)	20	146
Scholastic Corp.(a)	100	3,535
Scripps (E.W.) Co. Class A	330	16,114
Time Warner Inc.	15,973	349,330
Tribune Co.	760	23,210
Univision Communications Inc. Class A(a)	1,000	35,710
Walt Disney Co. (The)	8,230	289,449
Washington Post Co. (The) Class B	23	17,542

		877,316
METAL FABRICATE & HARDWARE—0.02%
Lawson Products Inc.	20	888
Worthington Industries Inc.	290	5,562

		6,450
OFFICE & BUSINESS EQUIPMENT—0.45%
IKON Office Solutions Inc.	510	7,599
Pitney Bowes Inc.	880	42,126
Xerox Corp.(a)	3,890	66,908

		116,633
OFFICE FURNISHINGS—0.11%
Herman Miller Inc.	260	9,776
HNI Corp.	200	9,708
Interface Inc. Class A(a)	210	3,196
Steelcase Inc. Class A	270	5,289

		27,969
OIL & GAS—2.40%
Anadarko Petroleum Corp.	1,830	80,063
Apache Corp.	1,290	94,131
Chesapeake Energy Corp.	1,662	49,212
Devon Energy Corp.	1,750	122,658
EOG Resources Inc.	980	67,747
Helmerich & Payne Inc.	420	11,269
Newfield Exploration Co.(a)	520	22,261
Noble Energy Inc.	700	37,387
Pioneer Natural Resources Co.	500	20,500
Rowan Companies Inc.	440	14,472
Sunoco Inc.	501	31,628
XTO Energy Inc.	1,450	73,182

		624,510
OIL & GAS SERVICES—0.37%
Cameron International Corp.(a)	440	23,100
National Oilwell Varco Inc.(a)	700	42,448
Smith International Inc.	800	31,744

		97,292
PACKAGING & CONTAINERS—0.25%
Bemis Co. Inc.	420	14,242
Crown Holdings Inc.(a)	610	13,463
Sealed Air Corp.	320	21,088
Sonoco Products Co.	390	15,015

		63,808

PHARMACEUTICALS—2.68%
Allergan Inc.	612	71,427
Forest Laboratories Inc.(a)	1,260	70,699
Gilead Sciences Inc.(a)	1,830	117,706
King Pharmaceuticals Inc.(a)	970	17,324
Merck & Co. Inc.	8,680	388,430
Mylan Laboratories Inc.	840	18,598
Watson Pharmaceuticals Inc.(a)	410	11,160

		695,344
PIPELINES—0.66%
Equitable Resources Inc.	480	20,760
Kinder Morgan Inc.	430	45,580
National Fuel Gas Co.	330	13,428
Questar Corp.	340	27,608
Williams Companies Inc.	2,370	63,966

		171,342
REAL ESTATE INVESTMENT TRUSTS—0.80%
Equity Office Properties Trust	1,390	77,215
General Growth Properties Inc.	960	59,059
Maguire Properties Inc.	181	7,864
ProLogis	970	63,050

		207,188
RETAIL—8.31%
AutoZone Inc.(a)	199	25,000
Bed Bath & Beyond Inc.(a)	1,120	47,253
Best Buy Co. Inc.	1,620	81,648
Charming Shoppes Inc.(a)	490	6,429
Claire’s Stores Inc.	380	13,072
Costco Wholesale Corp.	1,836	103,146
CVS Corp.	3,302	111,112
Darden Restaurants Inc.	580	22,701
Dollar General Corp.	1,240	21,006
Family Dollar Stores Inc.	600	19,440
Foot Locker Inc.	620	13,913
Gap Inc. (The)	2,140	41,024
Home Depot Inc.	8,120	330,809
Limited Brands Inc.	1,350	37,719
Longs Drug Stores Corp.	110	4,730
Lowe’s Companies Inc.	6,070	204,620
McDonald’s Corp.	4,935	218,867
Men’s Wearhouse Inc. (The)	210	9,017
Nordstrom Inc.	910	50,696
Office Depot Inc.(a)	1,130	42,251
Penney (J.C.) Co. Inc.	890	72,304
Pep Boys-Manny, Moe & Jack Inc.	220	3,368
RadioShack Corp.	540	11,934
Ruby Tuesday Inc.	230	6,580
Staples Inc.	2,890	74,331
Starbucks Corp.(a)	3,000	104,820
Target Corp.	3,430	210,465
Tiffany & Co.	550	21,593
TJX Companies Inc.	1,835	54,261
Walgreen Co.	4,001	181,245
Wendy’s International Inc.	380	12,905

		2,158,259
SAVINGS & LOANS—0.81%
FirstFed Financial Corp.(a)	70	4,827
Sovereign Bancorp Inc.	1,420	35,003
Washington Mutual Inc.	3,801	169,487

		209,317

SEMICONDUCTORS—3.82%
Advanced Micro Devices Inc.(a)	2,212	34,397
Analog Devices Inc.	1,360	44,540
Applied Materials Inc.	5,520	97,870
Entegris Inc.(a)	560	6,009
Intel Corp.	23,005	482,185
Lam Research Corp.(a)	575	26,341
Micron Technology Inc.(a)	3,042	39,394
National Semiconductor Corp.	1,180	27,293
Novellus Systems Inc.(a)	490	15,107
Texas Instruments Inc.	5,946	185,456
Xilinx Inc.	1,350	32,805

		991,397
SOFTWARE—5.81%
Adobe Systems Inc.(a)	2,336	90,800
Advent Software Inc.(a)	80	2,860
Autodesk Inc.(a)	920	40,222
Automatic Data Processing Inc.	2,210	105,461
BMC Software Inc.(a)	810	27,856
Compuware Corp.(a)	1,480	13,276
Electronic Arts Inc.(a)	1,220	61,000
IMS Health Inc.	800	23,088
Microsoft Corp.	34,483	1,064,145
Novell Inc.(a)	1,350	9,788
Paychex Inc.	1,340	53,613
Red Hat Inc.(a)	760	17,275

		1,509,384
TELECOMMUNICATIONS—9.94%
Adaptec Inc.(a)	460	1,656
ADC Telecommunications Inc.(a)	470	7,586
Andrew Corp.(a)	752	7,986
AT&T Inc.	24,960	939,245
Cisco Systems Inc.(a)	24,210	643,744
Citizens Communications Co.	1,358	19,908
Plantronics Inc.	190	3,743
Polycom Inc.(a)	394	13,246
QUALCOMM Inc.	6,623	249,422
Sprint Nextel Corp.	11,594	206,721
Telephone & Data Systems Inc.	410	22,940
Tellabs Inc.(a)	1,756	17,683
Verizon Communications Inc.	11,639	448,334

		2,582,214
TOYS, GAMES & HOBBIES—0.14%
Mattel Inc.	1,500	36,540

		36,540
TRANSPORTATION—2.14%
FedEx Corp.	1,220	134,688
Kansas City Southern Industries Inc.(a)	300	9,018
Norfolk Southern Corp.	1,599	79,390
Ryder System Inc.	250	13,635
United Parcel Service Inc. Class B	4,280	309,358
YRC Worldwide Inc.(a)	230	10,201

		556,290
TRUCKING & LEASING—0.03%
GATX Corp.	200	9,120

		9,120

TOTAL COMMON STOCKS
(Cost: $25,127,683)		25,933,721

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	22,670	22,670

		22,670

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,670)		22,670

TOTAL INVESTMENTS IN SECURITIES —99.90%
(Cost: $25,150,353)		25,956,391
Other Assets, Less Liabilities —0.10%		25,415

NET ASSETS —100.00%		$25,981,806

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.02%
Getty Images Inc.(a)	379	$18,662

		18,662
AEROSPACE & DEFENSE—2.09%
Boeing Co. (The)	4,258	381,346
Northrop Grumman Corp.	3,700	262,478
Raytheon Co.	1,719	89,216
Rockwell Collins Inc.	9,756	665,457
United Technologies Corp.	4,217	286,840

		1,685,337
AIRLINES—0.43%
Southwest Airlines Co.	23,107	348,916

		348,916
APPAREL—1.55%
Nike Inc. Class B	12,641	1,249,057

		1,249,057
AUTO MANUFACTURERS—0.09%
Ford Motor Co.	8,690	70,650

		70,650
AUTO PARTS & EQUIPMENT—0.33%
Johnson Controls Inc.	2,859	264,343

		264,343
BANKS—8.18%
Bank of America Corp.	25,738	1,353,304
Comerica Inc.	3,099	183,771
First Horizon National Corp.	8,847	385,729
Northern Trust Corp.	739	44,894
State Street Corp.	6,030	428,432
Synovus Financial Corp.	21,052	672,190
TD Banknorth Inc.	22,520	726,270
UnionBanCal Corp.	1,614	104,297
Wells Fargo & Co.	75,119	2,698,274

		6,597,161
BEVERAGES—2.60%
Hansen Natural Corp.(a)	1,245	47,422
Molson Coors Brewing Co. Class B	14,767	1,193,174
PepsiCo Inc.	13,165	858,885

		2,099,481
BIOTECHNOLOGY—1.59%
Amgen Inc.(a)	9,889	695,889
Celgene Corp.(a)	2,058	110,473
Genentech Inc.(a)	4,987	435,714
Vertex Pharmaceuticals Inc.(a)	1,046	36,976

		1,279,052

BUILDING MATERIALS—0.01%
USG Corp.(a)	172	9,219

		9,219
CHEMICALS—3.32%
Air Products & Chemicals Inc.	9,280	692,845
Ecolab Inc.	21,782	956,230
Praxair Inc.	10,723	676,192
Rohm & Haas Co.	6,699	348,750

		2,674,017
COAL—0.09%
Peabody Energy Corp.	1,699	69,370

		69,370
COMMERCIAL SERVICES—0.38%
Block (H & R) Inc.	882	21,697
Convergys Corp.(a)	505	13,150
Manpower Inc.	1,963	143,162
Monster Worldwide Inc.(a)	249	12,303
Moody’s Corp.	497	35,565
ServiceMaster Co. (The)	684	8,926
United Rentals Inc.(a)	375	9,656
Weight Watchers International Inc.	1,208	65,268

		309,727
COMPUTERS—7.74%
Apple Inc.(a)	4,425	379,355
Dell Inc.(a)	14,848	360,064
Hewlett-Packard Co.	27,695	1,198,640
International Business Machines Corp.	42,280	4,192,062
Sun Microsystems Inc.(a)	16,885	112,116

		6,242,237
COSMETICS & PERSONAL CARE—1.98%
Avon Products Inc.	5,896	202,763
Procter & Gamble Co.	21,539	1,397,235

		1,599,998
DISTRIBUTION & WHOLESALE—0.12%
Fastenal Co.	2,542	94,766

		94,766
DIVERSIFIED FINANCIAL SERVICES—8.79%
American Express Co.	66,818	3,890,144
Chicago Mercantile Exchange Holdings Inc.	224	126,179
Federal Home Loan Mortgage Corp.	20,999	1,363,465
Federal National Mortgage Association	16,692	943,599
Goldman Sachs Group Inc.	2,112	448,082
SLM Corp.	6,730	309,311

		7,080,780
ELECTRIC—1.87%
Consolidated Edison Inc.	2,134	103,030
Mirant Corp.(a)	1,889	64,566
Northeast Utilities	748	20,682
Progress Energy Inc.	25,979	1,235,042
TXU Corp.	1,575	85,176

		1,508,496

ELECTRONICS—0.80%
Agilent Technologies Inc.(a)	19,164	613,248
National Instruments Corp.	772	22,241
Sanmina-SCI Corp.(a)	2,514	8,799

		644,288
FOOD—3.24%
General Mills Inc.	39,033	2,234,249
Sysco Corp.	3,614	124,864
Whole Foods Market Inc.	5,804	250,675

		2,609,788
FOREST PRODUCTS & PAPER—0.06%
International Paper Co.	1,540	51,898

		51,898
GAS—0.65%
KeySpan Corp.	12,793	521,954

		521,954
HAND & MACHINE TOOLS—0.11%
Lincoln Electric Holdings Inc.	1,454	88,360

		88,360
HEALTH CARE-PRODUCTS—5.82%
Baxter International Inc.	17,342	861,204
Johnson & Johnson	49,944	3,336,259
Medtronic Inc.	6,246	333,849
Zimmer Holdings Inc.(a)	1,941	163,471

		4,694,783
HEALTH CARE-SERVICES—1.29%
Aetna Inc.	2,997	126,354
LifePoint Hospitals Inc.(a)	340	11,553
Quest Diagnostics Inc.	6,496	340,910
UnitedHealth Group Inc.	5,941	310,477
WellPoint Inc.(a)	3,176	248,935

		1,038,229
HOME BUILDERS—0.08%
Horton (D.R.) Inc.	2,102	61,084

		61,084
HOME FURNISHINGS—0.29%
Whirlpool Corp.	2,549	233,055

		233,055
INSURANCE—4.67%
Ambac Financial Group Inc.	3,191	281,127
Cincinnati Financial Corp.	12,346	552,360
Hartford Financial Services Group Inc. (The)	2,531	240,217
Nationwide Financial Services Inc.	12,264	670,228
Principal Financial Group Inc.	2,889	177,991
Prudential Financial Inc.	2,925	260,705
St. Paul Travelers Companies Inc.	30,322	1,541,874
UnumProvident Corp.	1,735	38,170

		3,762,672
INTERNET—1.43%
eBay Inc.(a)	6,917	224,042
Expedia Inc.(a)	887	19,026
Google Inc. Class A(a)	1,275	639,158

Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	400	9,748
NutriSystem Inc.(a)	863	38,015
Symantec Corp.(a)	12,417	219,905

		1,149,894
IRON & STEEL—0.93%
Allegheny Technologies Inc.	1,152	119,221
Carpenter Technology Corp.	314	36,769
Nucor Corp.	5,499	354,905
Reliance Steel & Aluminum Co.	1,412	58,796
Steel Dynamics Inc.	1,398	54,816
United States Steel Corp.	1,535	128,157

		752,664
LEISURE TIME—0.04%
Sabre Holdings Corp.	908	29,338

		29,338
LODGING—0.68%
Harrah’s Entertainment Inc.	2,909	245,752
Las Vegas Sands Corp.(a)	863	89,812
Marriott International Inc. Class A	1,944	93,584
Wynn Resorts Ltd.	1,071	119,674

		548,822
MACHINERY—1.31%
Cummins Inc.	2,865	385,514
Deere & Co.	4,674	468,709
Graco Inc.	4,046	164,955
Terex Corp.(a)	680	38,685

		1,057,863
MANUFACTURING—2.36%
Eastman Kodak Co.	17,260	446,344
3M Co.	19,559	1,453,234

		1,899,578
MEDIA—2.86%
Cablevision Systems Corp.	813	24,626
Comcast Corp. Class A(a)	9,318	412,974
Liberty Global Inc. Class A(a)	2,627	78,968
McGraw-Hill Companies Inc. (The)	9,039	606,336
New York Times Co. Class A	9,446	218,108
Sirius Satellite Radio Inc.(a)	11,534	42,560
Univision Communications Inc. Class A(a)	11,506	410,879
Washington Post Co. (The) Class B	665	507,196

		2,301,647
METAL FABRICATE & HARDWARE—0.46%
Commercial Metals Co.	5,919	160,464
Timken Co. (The)	7,363	210,655

		371,119
MINING—0.21%
Alcoa Inc.	3,868	124,936
Newmont Mining Corp.	1,042	46,994

		171,930
OIL & GAS—5.18%
Apache Corp.	6,457	471,167
Cheniere Energy Inc.(a)	415	11,487
Chesapeake Energy Corp.	15,489	458,629

Chevron Corp.	9,548	695,858
Denbury Resources Inc.(a)	2,716	75,233
Devon Energy Corp.	4,343	304,401
ENSCO International Inc.	733	37,288
EOG Resources Inc.	2,301	159,068
Hess Corp.	1,077	58,147
Marathon Oil Corp.	2,419	218,532
Newfield Exploration Co.(a)	3,877	165,974
Noble Energy Inc.	5,107	272,765
Occidental Petroleum Corp.	3,126	144,921
Pioneer Natural Resources Co.	5,127	210,207
Pride International Inc.(a)	295	8,499
Quicksilver Resources Inc.(a)	2,868	113,745
Range Resources Corp.	5,058	155,230
Southwestern Energy Co.(a)	2,662	102,381
Sunoco Inc.	113	7,134
Unit Corp.(a)	3,407	165,171
Valero Energy Corp.	4,493	243,880
XTO Energy Inc.	1,868	94,278

		4,173,995
OIL & GAS SERVICES—0.84%
Baker Hughes Inc.	3,265	225,383
Global Industries Ltd.(a)	631	8,500
Halliburton Co.	1,895	55,978
Helix Energy Solutions Group Inc.(a)	576	18,530
Oceaneering International Inc.(a)	1,177	46,456
Smith International Inc.	6,530	259,110
Superior Energy Services Inc.(a)	1,658	50,271
Tidewater Inc.	217	11,191

		675,419
PHARMACEUTICALS—4.31%
Amylin Pharmaceuticals Inc.(a)	1,456	56,464
Bristol-Myers Squibb Co.	56,538	1,627,729
Express Scripts Inc.(a)	1,003	69,729
Medco Health Solutions Inc.(a)	327	19,362
Merck & Co. Inc.	15,084	675,009
Omnicare Inc.	242	9,726
Pfizer Inc.	38,579	1,012,313

		3,470,332
REAL ESTATE—0.03%
Jones Lang LaSalle Inc.	264	27,588

		27,588
REAL ESTATE INVESTMENT TRUSTS—0.39%
Duke Realty Corp.	707	31,193
General Growth Properties Inc.	1,976	121,564
HRPT Properties Trust	1,374	17,890
ProLogis	2,198	142,870

		313,517
RETAIL—4.97%
Bed Bath & Beyond Inc.(a)	190	8,016
Best Buy Co. Inc.	6,406	322,862
Darden Restaurants Inc.	3,707	145,092
Dollar General Corp.	629	10,655
Gap Inc. (The)	58,729	1,125,835
McDonald’s Corp.	5,969	264,725
Nordstrom Inc.	3,466	193,091
Office Depot Inc.(a)	9,505	355,392
PetSmart Inc.	291	8,887

Staples Inc.	29,293	753,416
Starbucks Corp.(a)	15,142	529,061
Walgreen Co.	6,182	280,045
Wendy’s International Inc.	238	8,083

		4,005,160
SAVINGS & LOANS—0.96%
Sovereign Bancorp Inc.	21,029	518,365
Washington Mutual Inc.	5,704	254,341

		772,706
SEMICONDUCTORS—4.13%
Advanced Micro Devices Inc.(a)	9,252	143,869
Applied Materials Inc.	22,683	402,170
Atmel Corp.(a)	1,585	9,478
Intel Corp.	47,470	994,971
Lam Research Corp.(a)	3,753	171,925
LSI Logic Corp.(a)	1,897	17,832
Micron Technology Inc.(a)	3,319	42,981
Rambus Inc.(a)	475	8,830
Texas Instruments Inc.	44,792	1,397,062
Xilinx Inc.	5,886	143,030

		3,332,148
SOFTWARE—4.45%
Adobe Systems Inc.(a)	9,800	380,926
BEA Systems Inc.(a)	20,976	258,634
Compuware Corp.(a)	2,198	19,716
Microsoft Corp.	76,615	2,364,339
Novell Inc.(a)	7,483	54,252
Red Hat Inc.(a)	1,366	31,049
Salesforce.com Inc.(a)	8,122	355,987
Total System Services Inc.	3,841	118,687

		3,583,590
TELECOMMUNICATIONS—5.21%
American Tower Corp. Class A(a)	4,163	165,812
Ciena Corp.(a)	556	15,618
Cisco Systems Inc.(a)	52,300	1,390,657
Corning Inc.(a)	6,423	133,855
Crown Castle International Corp.(a)	2,755	96,866
JDS Uniphase Corp.(a)	862	15,326
Juniper Networks Inc.(a)	2,797	50,682
Leap Wireless International Inc.(a)	341	22,400
Level 3 Communications Inc.(a)	2,490	15,463
Motorola Inc.	40,240	798,764
NII Holdings Inc. Class B(a)	394	29,077
QUALCOMM Inc.	9,498	357,695
Telephone & Data Systems Inc.	5,368	300,340
Tellabs Inc.(a)	17,225	173,456
United States Cellular Corp.(a)	3,369	242,905
Verizon Communications Inc.	10,211	393,328

		4,202,244
TRANSPORTATION—0.85%
Ryder System Inc.	2,028	110,607
United Parcel Service Inc. Class B	7,929	573,108

		683,715
TOTAL COMMON STOCKS

(Cost: $74,292,980)		80,430,649

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%
MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (b) (c)	76,558	76,558

		76,558

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,558)		76,558

TOTAL INVESTMENTS IN SECURITIES —99.89%
(Cost: $74,369,538)		80,507,207
Other Assets, Less Liabilities —0.11%		90,190

NET ASSETS —100.00%		$80,597,397

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.75%

ADVERTISING—0.44%
Omnicom Group Inc.	5,915	$622,258

		622,258
AEROSPACE & DEFENSE—4.07%
General Dynamics Corp.	11,539	901,773
Lockheed Martin Corp.	11,600	1,127,404
Northrop Grumman Corp.	10,963	777,715
Raytheon Co.	15,334	795,835
United Technologies Corp.	32,113	2,184,326

		5,787,053
AGRICULTURE—0.46%
Archer-Daniels-Midland Co.	20,518	656,576

		656,576
AUTO MANUFACTURERS—0.41%
PACCAR Inc.	8,675	580,097

		580,097
AUTO PARTS & EQUIPMENT—0.44%
Johnson Controls Inc.	6,766	625,584

		625,584
BANKS—2.24%
Bank of New York Co. Inc. (The)	25,631	1,025,496
M&T Bank Corp.	2,812	341,124
Marshall & Ilsley Corp.	8,273	389,327
Mellon Financial Corp.	14,345	613,105
State Street Corp.	11,418	811,249

		3,180,301
BEVERAGES—3.39%
Anheuser-Busch Companies Inc.	24,781	1,263,088
Coca-Cola Co. (The)	74,132	3,549,440

		4,812,528
CHEMICALS—1.65%
Air Products & Chemicals Inc.	7,212	538,448
Du Pont (E.I.) de Nemours and Co.	31,680	1,570,061
Rohm & Haas Co.	4,619	240,465

		2,348,974
COMMERCIAL SERVICES—0.41%
McKesson Corp.	10,318	575,229

		575,229
COMPUTERS—7.18%
Electronic Data Systems Corp.	17,518	460,899
Hewlett-Packard Co.	94,264	4,079,746

International Business Machines Corp.	51,834	5,139,341
Seagate Technology	19,472	527,496

		10,207,482
COSMETICS & PERSONAL CARE—6.22%
Avon Products Inc.	15,435	530,810
Colgate-Palmolive Co.	17,817	1,216,901
Procter & Gamble Co.	109,244	7,086,658

		8,834,369
DIVERSIFIED FINANCIAL SERVICES—6.95%
American Express Co.	37,077	2,158,623
Bear Stearns Companies Inc. (The)	3,764	620,495
Lehman Brothers Holdings Inc.	18,244	1,500,387
Merrill Lynch & Co. Inc.	30,398	2,844,037
Morgan Stanley	33,190	2,747,800

		9,871,342
ELECTRIC—0.97%
Exelon Corp.	23,082	1,384,689

		1,384,689
ELECTRICAL COMPONENTS & EQUIPMENT—0.87%
Emerson Electric Co.	27,598	1,241,082

		1,241,082
ENVIRONMENTAL CONTROL—0.49%
Waste Management Inc.	18,327	696,059

		696,059
FOOD—0.73%
Campbell Soup Co.	8,398	323,155
Hershey Co. (The)	5,578	284,701
Kellogg Co.	8,718	429,536

		1,037,392
HEALTH CARE-PRODUCTS—4.69%
Johnson & Johnson	99,757	6,663,768

		6,663,768
HEALTH CARE-SERVICES—0.53%
Aetna Inc.	17,908	755,001

		755,001
HOUSEHOLD PRODUCTS & WARES—0.31%
Fortune Brands Inc.	5,267	440,953

		440,953
INSURANCE—6.59%
AFLAC Inc.	17,252	821,368
American International Group Inc.	78,430	5,368,534
Marsh & McLennan Companies Inc.	19,136	564,512
Principal Financial Group Inc.	9,386	578,271
Progressive Corp. (The)	24,383	565,442
Prudential Financial Inc.	16,493	1,470,021

		9,368,148
IRON & STEEL—0.42%
Nucor Corp.	9,249	596,930

		596,930

MACHINERY—1.57%
Caterpillar Inc.	22,570	1,446,060
Deere & Co.	7,845	786,697

		2,232,757
MANUFACTURING—12.20%
Cooper Industries Ltd.	3,614	330,283
General Electric Co.	357,708	12,895,373
Honeywell International Inc.	25,762	1,177,066
Illinois Tool Works Inc.	16,720	852,553
Textron Inc.	3,734	347,897
3M Co.	23,259	1,728,144

		17,331,316
MEDIA—3.86%
Clear Channel Communications Inc.	15,601	566,628
News Corp. Class A	64,006	1,488,140
News Corp. Class B	18,225	445,601
Time Warner Inc.	136,771	2,991,182

		5,491,551
MINING—0.27%
Freeport-McMoRan Copper & Gold Inc.	6,573	378,013

		378,013
OFFICE & BUSINESS EQUIPMENT—0.39%
Xerox Corp.(a)	32,548	559,826

		559,826
OIL & GAS—2.13%
Anadarko Petroleum Corp.	15,711	687,356
Apache Corp.	11,252	821,058
Chesapeake Energy Corp.	14,408	426,621
Marathon Oil Corp.	12,005	1,084,532

		3,019,567
PHARMACEUTICALS—5.54%
Abbott Laboratories	52,976	2,807,728
Cardinal Health Inc.	13,924	994,452
Lilly (Eli) & Co.	33,309	1,802,683
Wyeth	45,941	2,269,945

		7,874,808
PIPELINES—0.28%
Kinder Morgan Inc.	3,802	403,012

		403,012
REAL ESTATE INVESTMENT TRUSTS—2.16%
Archstone-Smith Trust	7,325	463,013
Boston Properties Inc.	3,918	494,021
Equity Office Properties Trust	12,146	674,710
Equity Residential	10,153	571,411
Simon Property Group Inc.	7,572	866,161

		3,069,316
RETAIL—8.89%
Costco Wholesale Corp.	15,729	883,655
Federated Department Stores Inc.	18,634	773,125
Gap Inc. (The)	20,021	383,803
Home Depot Inc.	71,159	2,899,018
McDonald’s Corp.	42,239	1,873,300
Sears Holdings Corp.(a)	3,223	569,343
TJX Companies Inc.	15,692	464,012
Wal-Mart Stores Inc.	88,886	4,238,973
Yum! Brands Inc.	9,240	554,492

		12,639,721

SEMICONDUCTORS—2.96%
Intel Corp.	200,352	4,199,378

		4,199,378
SOFTWARE—6.99%
First Data Corp.	25,846	642,532
Microsoft Corp.	301,215	9,295,494

		9,938,026
TELECOMMUNICATIONS—2.40%
Motorola Inc.	83,270	1,652,910
Sprint Nextel Corp.	98,158	1,750,157

		3,403,067
TRANSPORTATION—0.65%
Union Pacific Corp.	9,184	927,584

		927,584

TOTAL COMMON STOCKS
(Cost: $128,978,079)		141,753,757

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.19%
MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	273,988	273,988

		273,988

TOTAL SHORT-TERM INVESTMENTS
(Cost: $273,988)		273,988

TOTAL INVESTMENTS IN SECURITIES —99.94%
(Cost: $129,252,067)		142,027,745
Other Assets, Less Liabilities —0.06%		79,184

NET ASSETS —100.00%		$142,106,929

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.89%

AEROSPACE & DEFENSE—1.88%
Boeing Co. (The)	55,952	$5,011,061

		5,011,061
AGRICULTURE—0.88%
Monsanto Co.	42,713	2,353,059

		2,353,059
AIRLINES—0.35%
Southwest Airlines Co.	62,454	943,055

		943,055
APPAREL—1.01%
Coach Inc.(a)	28,947	1,327,509
Nike Inc. Class B	13,740	1,357,649

		2,685,158
BANKS—0.34%
Northern Trust Corp.	14,883	904,142

		904,142
BEVERAGES—3.21%
PepsiCo Inc.	130,842	8,536,132

		8,536,132
BIOTECHNOLOGY—5.20%
Amgen Inc.(a)	91,910	6,467,707
Biogen Idec Inc.(a)	26,060	1,259,740
Celgene Corp.(a)	28,899	1,551,298
Genentech Inc.(a)	36,577	3,195,733
Genzyme Corp.(a)	20,493	1,347,005

		13,821,483
CHEMICALS—0.61%
Praxair Inc.	25,724	1,622,155

		1,622,155
COAL—0.32%
Peabody Energy Corp.	20,945	855,184

		855,184
COMMERCIAL SERVICES—1.15%
Accenture Ltd.	45,301	1,710,113
Moody’s Corp.	18,952	1,356,205

		3,066,318
COMPUTERS—5.60%
Apple Inc.(a)	66,855	5,731,479
Dell Inc.(a)	157,301	3,814,549
EMC Corp.(a)	173,799	2,431,448

Network Appliance Inc.(a)	29,584	1,112,358
Sun Microsystems Inc.(a)	270,968	1,799,228

		14,889,062
DIVERSIFIED FINANCIAL SERVICES—5.33%
Chicago Mercantile Exchange Holdings Inc.	2,525	1,422,333
Franklin Resources Inc.	13,531	1,611,677
Goldman Sachs Group Inc.	28,528	6,052,501
Legg Mason Inc.	10,424	1,092,956
Rowe (T.) Price Group Inc.	20,232	970,934
Schwab (Charles) Corp. (The)	79,676	1,507,470
SLM Corp.	32,652	1,500,686

		14,158,557
ELECTRIC—1.14%
AES Corp. (The) (a)	51,867	1,078,315
TXU Corp.	35,897	1,941,310

		3,019,625
ELECTRONICS—0.39%
Agilent Technologies Inc.(a)	32,420	1,037,440

		1,037,440
ENTERTAINMENT—0.43%
International Game Technology Inc.	26,613	1,156,601

		1,156,601
FOOD—0.95%
Sysco Corp.	48,170	1,664,274
Wrigley (William Jr.) Co.	16,679	859,302

		2,523,576
HEALTH CARE-PRODUCTS—5.89%
Alcon Inc.	6,146	723,753
Baxter International Inc.	51,296	2,547,359
Becton, Dickinson & Co.	18,179	1,398,692
Boston Scientific Corp.(a)	107,472	1,982,858
Medtronic Inc.	91,094	4,868,974
St. Jude Medical Inc.(a)	27,880	1,192,149
Stryker Corp.	22,082	1,367,759
Zimmer Holdings Inc.(a)	18,846	1,587,210

		15,668,754
HEALTH CARE-SERVICES—3.52%
UnitedHealth Group Inc.	106,123	5,545,988
WellPoint Inc.(a)	48,514	3,802,527

		9,348,515
INTERNET—6.67%
Amazon.com Inc.(a)	23,724	893,683
eBay Inc.(a)	82,362	2,667,705
Google Inc. Class A(a)	17,556	8,800,823
Liberty Media Holding Corp.-Liberty Interactive Group Series A(a)	49,839	1,214,577
Symantec Corp.(a)	74,064	1,311,673
Yahoo! Inc.(a)	100,638	2,849,062

		17,737,523
LEISURE TIME—1.16%
Carnival Corp.	33,375	1,720,815
Harley-Davidson Inc.	20,040	1,368,131

		3,088,946

LODGING—1.94%
Harrah’s Entertainment Inc.	14,696	1,241,518
Las Vegas Sands Corp.(a)	8,273	860,971
Marriott International Inc. Class A	27,381	1,318,121
MGM Mirage(a)	9,586	670,732
Starwood Hotels & Resorts Worldwide Inc.	16,835	1,053,534

		5,144,876
MACHINERY—0.28%
Rockwell Automation Inc.	12,114	741,498

		741,498
MANUFACTURING—0.53%
Danaher Corp.	19,044	1,410,399

		1,410,399
MEDIA—7.27%
Comcast Corp. Class A(a)	98,606	4,370,218
Comcast Corp. Class A Special(a)	55,506	2,412,291
DIRECTV Group Inc. (The)(a)	63,792	1,555,887
EchoStar Communications Corp.(a)	16,278	656,655
Liberty Media Holding Corp.-Liberty Capital Group Series A(a)	10,284	1,052,053
McGraw-Hill Companies Inc. (The)	27,774	1,863,080
Viacom Inc. Class A(a)	1,449	59,018
Viacom Inc. Class B(a)	48,568	1,975,261
Walt Disney Co. (The)	152,784	5,373,413

		19,317,876
MINING—1.33%
Newmont Mining Corp.	34,933	1,575,478
Phelps Dodge Corp.	15,795	1,952,262

		3,527,740
OIL & GAS—2.12%
EOG Resources Inc.	19,102	1,320,521
GlobalSantaFe Corp.	18,533	1,075,099
Transocean Inc.(a)	23,078	1,785,545
XTO Energy Inc.	28,788	1,452,930

		5,634,095
OIL & GAS SERVICES—4.17%
Baker Hughes Inc.	25,316	1,747,563
Halliburton Co.	79,329	2,343,379
Schlumberger Ltd.	92,900	5,898,221
Weatherford International Ltd.(a)	26,950	1,088,241

		11,077,404
PHARMACEUTICALS—4.31%
Allergan Inc.	11,934	1,392,817
Caremark Rx Inc.	33,678	2,063,114
Forest Laboratories Inc.(a)	25,016	1,403,648
Gilead Sciences Inc.(a)	36,052	2,318,865
Medco Health Solutions Inc.(a)	23,226	1,375,211
Schering-Plough Corp.	116,383	2,909,575

		11,463,230
PIPELINES—0.48%
Williams Companies Inc.	47,066	1,270,311

		1,270,311

REAL ESTATE INVESTMENT TRUSTS—1.77%
General Growth Properties Inc.	18,017	1,108,406
Host Hotels & Resorts Inc.	41,058	1,086,805
ProLogis	19,262	1,252,030
Vornado Realty Trust	10,395	1,271,828

		4,719,069
RETAIL—9.16%
Bed Bath & Beyond Inc.(a)	22,445	946,955
Best Buy Co. Inc.	31,435	1,584,324
CVS Corp.	63,929	2,151,211
Kohl’s Corp.(a)	23,059	1,635,114
Lowe’s Companies Inc.	120,497	4,061,954
Nordstrom Inc.	16,652	927,683
Office Depot Inc.(a)	22,141	827,852
Penney (J.C.) Co. Inc.	15,211	1,235,742
Staples Inc.	57,849	1,487,876
Starbucks Corp.(a)	60,645	2,118,936
Target Corp.	61,295	3,761,061
Walgreen Co.	79,817	3,615,710

		24,354,418
SEMICONDUCTORS—3.19%
Analog Devices Inc.	27,201	890,833
Applied Materials Inc.	108,913	1,931,028
Broadcom Corp. Class A(a)	36,831	1,175,646
NVIDIA Corp.(a)	27,038	828,715
Texas Instruments Inc.	117,044	3,650,602

		8,476,824
SOFTWARE—4.95%
Adobe Systems Inc.(a)	45,707	1,776,631
Automatic Data Processing Inc.	43,594	2,080,306
CA Inc.	33,526	823,063
Electronic Arts Inc.(a)	23,984	1,199,200
Intuit Inc.(a)	24,314	764,675
Oracle Corp.(a)	317,322	5,445,246
Paychex Inc.	26,653	1,066,387

		13,155,508
TELECOMMUNICATIONS—8.10%
American Tower Corp. Class A(a)	33,279	1,325,503
Cisco Systems Inc.(a)	479,308	12,744,800
Corning Inc.(a)	122,824	2,559,652
QUALCOMM Inc.	130,136	4,900,922

		21,530,877
TRANSPORTATION—4.26%
Burlington Northern Santa Fe Corp.	28,774	2,312,279
CSX Corp.	34,518	1,269,917
FedEx Corp.	22,499	2,483,890
Norfolk Southern Corp.	30,757	1,527,085
United Parcel Service Inc. Class B	51,810	3,744,827

		11,337,998

TOTAL COMMON STOCKS
(Cost: $243,823,788)		265,588,469

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%
MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	260,750	260,750

		260,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $260,750)		260,750

TOTAL INVESTMENTS IN SECURITIES —99.99%
(Cost: $244,084,538)		265,849,219
Other Assets, Less Liabilities —0.01%		16,734

NET ASSETS —100.00%		$265,865,953

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.89%

AGRICULTURE—4.81%
Altria Group Inc.	233,598	$20,414,129
Reynolds American Inc.	19,283	1,243,753

		21,657,882
AUTO MANUFACTURERS—0.77%
Ford Motor Co.	205,062	1,667,154
General Motors Corp.	55,421	1,820,026

		3,487,180
BANKS—16.96%
Bank of America Corp.	507,380	26,678,040
BB&T Corp.	60,576	2,559,942
Fifth Third Bancorp	53,001	2,114,740
KeyCorp	45,296	1,728,948
National City Corp.	67,445	2,552,793
PNC Financial Services Group	33,261	2,453,664
Regions Financial Corp.	82,775	3,001,421
SunTrust Banks Inc.	39,946	3,319,513
U.S. Bancorp	198,281	7,058,804
Wachovia Corp.	215,591	12,180,891
Wells Fargo & Co.	355,934	12,785,149

		76,433,905
BUILDING MATERIALS—0.32%
Masco Corp.	44,852	1,434,815

		1,434,815
CHEMICALS—1.28%
Dow Chemical Co. (The)	108,862	4,522,127
PPG Industries Inc.	18,658	1,236,839

		5,758,966
DIVERSIFIED FINANCIAL SERVICES—15.60%
Ameriprise Financial Inc.	24,431	1,440,452
Capital One Financial Corp.	46,157	3,711,024
Citigroup Inc.	560,744	30,913,817
Countrywide Financial Corp.	70,054	3,045,948
Federal Home Loan Mortgage Corp.	77,898	5,057,917
Federal National Mortgage Association	109,176	6,171,719
JPMorgan Chase & Co.	391,921	19,960,537

		70,301,414
ELECTRIC—6.05%
American Electric Power Co. Inc.	44,390	1,932,297
Consolidated Edison Inc.	28,909	1,395,726
Dominion Resources Inc.	39,800	3,301,808
Duke Energy Corp.	141,461	2,785,367
Edison International	33,754	1,518,255
Entergy Corp.	23,428	2,175,290

FirstEnergy Corp.	36,042	2,138,372
FPL Group Inc.	41,958	2,376,921
PG&E Corp.	38,941	1,817,766
PPL Corp.	42,871	1,526,208
Progress Energy Inc.	28,386	1,349,470
Public Service Enterprise Group Inc.	28,321	1,898,357
Southern Co. (The)	83,788	3,060,776

		27,276,613
FOOD—2.53%
ConAgra Foods Inc.	57,472	1,477,605
General Mills Inc.	38,729	2,216,848
Heinz (H.J.) Co.	35,391	1,667,624
Kraft Foods Inc.	23,294	813,426
Kroger Co.	76,516	1,958,810
Safeway Inc.	50,350	1,814,110
Sara Lee Corp.	84,236	1,444,647

		11,393,070
FOREST PRODUCTS & PAPER—0.83%
International Paper Co.	51,310	1,729,147
Weyerhaeuser Co.	26,670	2,000,250

		3,729,397
GAS—0.33%
Sempra Energy	25,860	1,483,847

		1,483,847
HOUSEHOLD PRODUCTS & WARES—0.80%
Kimberly-Clark Corp.	52,008	3,609,355

		3,609,355
INSURANCE—6.57%
ACE Ltd.	36,454	2,106,312
Allstate Corp. (The)	70,491	4,240,739
Aon Corp.	30,800	1,104,488
Chubb Corp.	46,783	2,434,587
CIGNA Corp.	11,569	1,531,736
Genworth Financial Inc. Class A	51,110	1,783,739
Hartford Financial Services Group Inc. (The)	35,750	3,393,032
Lincoln National Corp.	31,257	2,098,595
Loews Corp.	52,570	2,284,692
MetLife Inc.	52,148	3,239,434
St. Paul Travelers Companies Inc.	78,106	3,971,690
XL Capital Ltd. Class A	20,255	1,397,595

		29,586,639
MANUFACTURING—1.94%
Ingersoll-Rand Co. Class A	34,615	1,484,291
Tyco International Ltd.	228,286	7,277,758

		8,762,049
MEDIA—0.88%
CBS Corp. Class A	2,138	66,620
CBS Corp. Class B	75,901	2,365,834
Gannett Co. Inc.	26,429	1,536,582

		3,969,036
MINING—0.71%
Alcoa Inc.	98,373	3,177,448

		3,177,448

OIL & GAS—20.28%
Chevron Corp.	247,928	18,068,993
ConocoPhillips	173,836	11,544,449
Devon Energy Corp.	47,284	3,314,136
Exxon Mobil Corp.	657,836	48,745,648
Hess Corp.	28,506	1,539,039
Occidental Petroleum Corp.	96,209	4,460,249
Valero Energy Corp.	68,198	3,701,787

		91,374,301
PHARMACEUTICALS—8.58%
Bristol-Myers Squibb Co.	220,414	6,345,719
Merck & Co. Inc.	245,461	10,984,380
Pfizer Inc.	813,320	21,341,517

		38,671,616
SAVINGS & LOANS—1.06%
Washington Mutual Inc.	106,604	4,753,472

		4,753,472
TELECOMMUNICATIONS—9.59%
Alltel Corp.	42,144	2,583,006
AT&T Inc.	707,239	26,613,404
Qwest Communications International Inc.(a)	175,655	1,431,588
Verizon Communications Inc.	326,968	12,594,807

		43,222,805

TOTAL COMMON STOCKS
(Cost: $408,532,309)		450,083,810

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.22%
MONEY MARKET FUNDS—0.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	997,550	997,550

		997,550

TOTAL SHORT-TERM INVESTMENTS
(Cost: $997,550)		997,550

TOTAL INVESTMENTS IN SECURITIES —100.11%
(Cost: $409,529,859)		451,081,360
Other Assets, Less Liabilities —(0.11)%		(480,970)

NET ASSETS —100.00%		$450,600,390

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.69%
Harte-Hanks Inc.	6,240	$169,166
Interpublic Group of Companies Inc.(a)	53,944	709,903

		879,069
AEROSPACE & DEFENSE—3.13%
Alliant Techsystems Inc.(a)	4,010	324,810
BE Aerospace Inc.(a)	9,428	280,766
Goodrich Corp.	15,251	747,604
L-3 Communications Holdings Inc.	15,246	1,255,356
Rockwell Collins Inc.	20,398	1,391,348

		3,999,884
APPAREL—0.29%
Phillips-Van Heusen Corp.	6,758	372,704

		372,704
BANKS—2.68%
BOK Financial Corp.	2,706	143,878
Commerce Bancorp Inc.	22,775	769,340
Cullen/Frost Bankers Inc.	6,889	368,768
Investors Financial Services Corp.	7,957	372,149
Mercantile Bankshares Corp.	15,312	721,348
Synovus Financial Corp.	32,841	1,048,613

		3,424,096
BEVERAGES—0.78%
Brown-Forman Corp. Class B	5,514	361,663
Constellation Brands Inc. Class A(a)	25,619	633,814

		995,477
BIOTECHNOLOGY—0.57%
Charles River Laboratories International Inc.(a)	8,250	371,250
Invitrogen Corp.(a)	5,849	358,134

		729,384
BUILDING MATERIALS—1.17%
American Standard Companies Inc.	20,373	1,006,222
USG Corp.(a)	9,189	492,530

		1,498,752
CHEMICALS—2.63%
Airgas Inc.	8,260	343,781
Albemarle Corp.	4,705	366,896
Cabot Corp.	6,954	311,122
Cytec Industries Inc.	4,720	274,798
Huntsman Corp.(a)	11,037	230,784
Mosaic Co. (The)(a)	17,714	352,863
Sherwin-Williams Co. (The)	13,828	955,515
Sigma-Aldrich Corp.	13,856	525,835

		3,361,594

COAL—0.17%
Massey Energy Co.	9,068	214,821

		214,821
COMMERCIAL SERVICES—2.53%
Career Education Corp.(a)	11,607	332,773
Convergys Corp.(a)	16,743	435,988
Equifax Inc.	15,238	632,834
Hewitt Associates Inc. Class A(a)	12,290	331,093
Interactive Data Corp.	4,488	104,974
Manpower Inc.	10,376	756,722
Quanta Services Inc.(a)	12,439	255,870
Service Corp. International	35,909	382,431

		3,232,685
COMPUTERS—3.96%
Affiliated Computer Services Inc. Class A(a)	13,694	670,869
Brocade Communications Systems Inc.(a)	47,232	405,251
Cadence Design Systems Inc.(a)	33,682	636,590
Ceridian Corp.(a)	16,908	506,733
Diebold Inc.	8,093	375,111
DST Systems Inc.(a)	6,406	451,495
NCR Corp.(a)	21,756	1,031,017
Synopsys Inc.(a)	17,081	454,355
Western Digital Corp.(a)	26,799	525,260

		5,056,681
COSMETICS & PERSONAL CARE—0.71%
Alberto-Culver Co.	10,244	234,280
Estee Lauder Companies Inc. (The) Class A	14,152	672,220

		906,500
DISTRIBUTION & WHOLESALE—1.14%
CDW Corp.	7,400	474,858
Grainger (W.W.) Inc.	9,413	730,919
Tech Data Corp.(a)	6,745	250,509

		1,456,286
DIVERSIFIED FINANCIAL SERVICES—2.95%
E*TRADE Financial Corp.(a)	52,127	1,270,856
Federated Investors Inc. Class B	12,065	426,015
Janus Capital Group Inc.	24,120	493,978
Jefferies Group Inc.	12,701	374,171
Nuveen Investments Inc. Class A	9,610	475,695
Raymond James Financial Inc.	11,407	364,111
Student Loan Corp. (The)	490	98,245
Waddell & Reed Financial Inc. Class A	10,325	265,043

		3,768,114
ELECTRIC—1.92%
Mirant Corp.(a)	31,327	1,070,757
NRG Energy Inc.(a)	15,433	924,900
Sierra Pacific Resources Corp.(a)	27,012	459,744

		2,455,401
ELECTRICAL COMPONENTS & EQUIPMENT—1.21%
American Power Conversion Corp.	22,161	681,229
Energizer Holdings Inc.(a)	6,575	560,387
Hubbell Inc. Class B	6,365	306,793

		1,548,409

ELECTRONICS—2.39%
Applera Corp.-Applied Biosystems Group	22,374	777,720
Avnet Inc.(a)	17,771	551,790
AVX Corp.	6,358	91,873
Gentex Corp.	17,427	304,798
Mettler Toledo International Inc.(a)	4,776	395,453
PerkinElmer Inc.	15,502	370,033
Tektronix Inc.	10,342	292,368
Vishay Intertechnology Inc.(a)	20,640	271,210

		3,055,245
ENGINEERING & CONSTRUCTION—2.00%
Fluor Corp.	10,597	875,312
Foster Wheeler Ltd.(a)	8,318	444,763
Granite Construction Inc.	4,225	226,291
McDermott International Inc.(a)	13,460	695,074
Shaw Group Inc. (The)(a)	9,255	312,449

		2,553,889
ENTERTAINMENT—0.55%
DreamWorks Animation SKG Inc. Class A(a)	6,895	194,301
International Speedway Corp. Class A	3,790	197,952
Regal Entertainment Group Class A	8,233	185,243
Warner Music Group Corp.	5,581	119,657

		697,153
ENVIRONMENTAL CONTROL—1.03%
Allied Waste Industries Inc.(a)	34,994	447,573
Nalco Holding Co.(a)	11,396	261,994
Republic Services Inc.	14,109	610,214

		1,319,781
FOOD—0.41%
McCormick & Co. Inc. NVS	13,231	516,538

		516,538
HAND & MACHINE TOOLS—0.71%
Kennametal Inc.	4,735	292,623
Lincoln Electric Holdings Inc.	4,920	298,988
Snap-On Inc.	6,439	310,424

		902,035
HEALTH CARE-PRODUCTS—1.09%
Bausch & Lomb Inc.	6,519	362,978
Beckman Coulter Inc.	7,616	491,384
DENTSPLY International Inc.	17,271	532,638

		1,387,000
HEALTH CARE-SERVICES—5.05%
Community Health Systems Inc.(a)	11,632	415,844
Coventry Health Care Inc.(a)	19,398	999,967
Health Management Associates Inc. Class A	29,472	573,230
Health Net Inc.(a)	14,255	694,361
Laboratory Corp. of America Holdings(a)	15,196	1,115,994
Lincare Holdings Inc.(a)	11,262	443,160
Manor Care Inc.	9,059	482,301
Quest Diagnostics Inc.	18,354	963,218
Tenet Healthcare Corp.(a)	57,305	404,573
Universal Health Services Inc. Class B	6,146	356,038

		6,448,686

HOLDING COMPANIES-DIVERSIFIED—0.56%
Leucadia National Corp.	19,782	541,236
Walter Industries Inc.	6,173	173,955

		715,191
HOME BUILDERS—2.17%
Centex Corp.	14,479	777,378
NVR Inc.(a)	626	433,518
Pulte Homes Inc.	25,713	882,984
Thor Industries Inc.	4,636	195,917
Toll Brothers Inc.(a)	14,383	486,577

		2,776,374
HOUSEHOLD PRODUCTS & WARES—1.69%
Church & Dwight Co. Inc.	7,980	361,574
Clorox Co. (The)	18,388	1,202,943
Jarden Corp.(a)	7,821	286,796
Scotts Miracle-Gro Co. (The) Class A	5,620	301,063

		2,152,376
INSURANCE—1.48%
Alleghany Corp.(a)	616	220,842
Gallagher (Arthur J.) & Co.	12,096	346,792
HCC Insurance Holdings Inc.	13,442	419,794
Markel Corp.(a)	1,183	573,873
Philadelphia Consolidated Holding Corp.(a)	7,197	324,297

		1,885,598
INTERNET—1.65%
Check Point Software Technologies Ltd.(a)	21,153	504,711
Expedia Inc.(a)	30,072	645,044
IAC/InterActiveCorp(a)	24,986	959,462

		2,109,217
IRON & STEEL—0.63%
Carpenter Technology Corp.	3,138	367,460
Steel Dynamics Inc.	11,230	440,328

		807,788
MACHINERY—1.99%
AGCO Corp.(a)	10,972	372,719
Cummins Inc.	5,707	767,934
Flowserve Corp.(a)	6,834	362,680
IDEX Corp.	6,440	334,236
Terex Corp.(a)	12,389	704,810

		2,542,379
MANUFACTURING—5.29%
Acuity Brands Inc.	5,273	305,887
Brink’s Co. (The)	5,474	340,209
Carlisle Companies Inc.	3,789	308,576
Donaldson Co. Inc.	8,763	308,633
Dover Corp.	24,772	1,228,691
Harsco Corp.	5,112	439,019
ITT Industries Inc.	22,517	1,343,139
Pall Corp.	14,877	517,125
Parker Hannifin Corp.	14,589	1,207,386
Pentair Inc.	12,124	377,784
Trinity Industries Inc.	9,832	376,074

		6,752,523
MEDIA—2.82%
Cablevision Systems Corp.	27,419	830,522
Dow Jones & Co. Inc.	6,535	246,435
Hearst-Argyle Television Inc.	3,126	81,651

Liberty Global Inc. Class A(a)	24,020	722,041
Liberty Global Inc. Class C(a)	24,062	679,270
Meredith Corp.	4,754	280,296
Washington Post Co. (The) Class B	751	572,788
Wiley (John) & Sons Inc. Class A	4,898	182,010

		3,595,013
MINING—0.82%
Vulcan Materials Co.	10,285	1,047,424

		1,047,424
OFFICE FURNISHINGS—0.30%
HNI Corp.	4,821	234,011
Steelcase Inc. Class A	7,576	148,414

		382,425
OIL & GAS—3.96%
Helmerich & Payne Inc.	11,704	314,018
Holly Corp.	5,793	305,233
Murphy Oil Corp.	21,590	1,073,239
Nabors Industries Ltd.(a)	36,498	1,105,159
Newfield Exploration Co.(a)	15,759	674,643
Patterson-UTI Energy Inc.	19,255	465,008
Pioneer Natural Resources Co.	15,004	615,164
St. Mary Land & Exploration Co.	6,670	240,053
Unit Corp.(a)	5,464	264,895

		5,057,412
OIL & GAS SERVICES—0.28%
Tidewater Inc.	6,985	360,216

		360,216
PACKAGING & CONTAINERS—1.04%
Greif Inc. Class A	1,379	157,634
Pactiv Corp.(a)	16,201	525,560
Sealed Air Corp.	9,817	646,940

		1,330,134
PHARMACEUTICALS—2.74%
AmerisourceBergen Corp.	24,586	1,287,815
Hospira Inc.(a)	19,100	702,498
Mylan Laboratories Inc.	25,691	568,799
Omnicare Inc.	14,803	594,933
Watson Pharmaceuticals Inc.(a)	12,625	343,653

		3,497,698
PIPELINES—1.13%
Equitable Resources Inc.	13,843	598,710
Questar Corp.	10,324	838,309

		1,437,019
REAL ESTATE INVESTMENT TRUSTS—11.90%
Alexandria Real Estate Equities Inc.	3,565	386,303
AMB Property Corp.	10,925	664,786
AvalonBay Communities Inc.	9,066	1,345,032
BRE Properties Inc. Class A	6,129	425,414
Camden Property Trust	6,911	541,822
CBL & Associates Properties Inc.	7,915	371,451
Crescent Real Estate Equities Co.	11,771	236,126
Developers Diversified Realty Corp.	13,382	898,200
Duke Realty Corp.	16,480	727,098
Essex Property Trust Inc.	2,839	409,781
Federal Realty Investment Trust	6,724	628,156

Hospitality Properties Trust	9,801	478,289
Kilroy Realty Corp.	3,999	347,273
Kimco Realty Corp.	26,466	1,312,714
Macerich Co. (The)	8,727	833,690
Nationwide Health Properties Inc.	10,343	344,629
Public Storage Inc.	15,680	1,705,357
Realty Income Corp.	12,269	353,102
Regency Centers Corp.	8,267	720,056
SL Green Realty Corp.	6,618	970,066
Taubman Centers Inc.	6,425	374,385
United Dominion Realty Trust Inc.	16,308	534,739
Ventas Inc.	12,638	584,508

		15,192,977
RETAIL—6.20%
Advance Auto Parts Inc.	12,955	491,642
AutoZone Inc.(a)	6,286	789,710
Barnes & Noble Inc.	6,468	251,799
Big Lots Inc.(a)	13,328	345,595
Brinker International Inc.	15,244	480,948
Burger King Holdings Inc.(a)	3,767	78,203
Circuit City Stores Inc.	21,361	435,978
Claire’s Stores Inc.	11,130	382,872
Darden Restaurants Inc.	16,379	641,074
Dollar Tree Stores Inc.(a)	12,394	389,915
Limited Brands Inc.	41,074	1,147,608
Men’s Wearhouse Inc. (The)	5,913	253,904
OSI Restaurant Partners Inc.	8,541	337,284
Ross Stores Inc.	17,135	555,003
Saks Inc.	14,601	273,915
Tiffany & Co.	16,826	660,589
Wendy’s International Inc.	11,581	393,291

		7,909,330
SAVINGS & LOANS—0.34%
Capitol Federal Financial	2,609	101,855
People’s Bank	7,338	330,137

		431,992
SEMICONDUCTORS—4.43%
Advanced Micro Devices Inc.(a)	66,973	1,041,430
Agere Systems Inc.(a)	20,596	414,803
Fairchild Semiconductor International Inc. Class A(a)	14,792	263,446
International Rectifier Corp.(a)	8,825	368,267
LSI Logic Corp.(a)	49,094	461,484
Micron Technology Inc.(a)	92,055	1,192,112
National Semiconductor Corp.	39,327	909,634
Novellus Systems Inc.(a)	15,080	464,916
ON Semiconductor Corp.(a)	23,479	196,284
Teradyne Inc.(a)	23,411	348,824

		5,661,200
SOFTWARE—4.17%
Acxiom Corp.	8,231	186,844
BMC Software Inc.(a)	24,970	858,718
Compuware Corp.(a)	43,406	389,352
Fair Isaac Corp.	7,646	304,464
Fidelity National Information Services Inc.	34,579	1,470,299
Fiserv Inc.(a)	21,442	1,127,206
Novell Inc.(a)	41,387	300,056
Parametric Technology Corp.(a)	13,603	269,611
Sybase Inc.(a)	10,928	282,926
Total System Services Inc.	4,466	137,999

		5,327,475

TELECOMMUNICATIONS—2.84%
Anixter International Inc.(a)	4,259	235,395
Avaya Inc.(a)	55,853	716,594
Ciena Corp.(a)	10,223	287,164
NTL Inc.	32,563	887,342
SBA Communications Corp.(a)	10,918	324,374
Telephone & Data Systems Inc.	6,216	347,785
Telephone & Data Systems Inc. Special	6,338	322,921
Tellabs Inc.(a)	49,645	499,925

		3,621,500
TEXTILES—0.55%
Cintas Corp.	16,951	697,534

		697,534
TOYS, GAMES & HOBBIES—0.39%
Hasbro Inc.	17,436	495,182

		495,182
TRANSPORTATION—0.25%
Hunt (J.B.) Transport Services Inc.	12,917	324,604

		324,604
TRUCKING & LEASING—0.26%
AMERCO(a)	980	82,114
GATX Corp.	5,489	250,298

		332,412
WATER—0.28%
Aqua America Inc.(b)	16,031	356,049

		356,049

TOTAL COMMON STOCKS
(Cost: $116,830,067)		127,579,226

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.10%

CERTIFICATES OF DEPOSIT(c)—0.00%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$441	441
Washington Mutual Bank
5.33%, 03/19/07	552	552

		993
COMMERCIAL PAPER(c)—0.01%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	232	235
Aspen Funding Corp.
5.26%, 02/21/07(d)	143	143
BNP Paribas Finance Inc.
5.12%, 06/06/07	77	76
Cantabric Finance LLC
5.25%, 03/06/07(d)	177	176

Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	260	259
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	255	249
Curzon Funding LLC
5.24%, 02/27/07(d)	121	121
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	91	91
Eureka Securitization
5.26%, 02/09/07(d)	276	276
Five Finance Inc.
5.22%, 04/20/07(d)	102	100
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	386	378
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	362	360
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	430	423
Irish Permanent Treasury PLC
5.18%, 07/10/07	110	108
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	616	609
Lockhart Funding LLC
5.28%, 02/09/07(d)	221	220
Nationwide Building Society
5.21%, 04/13/07	210	208
Nestle Capital Corp.
5.19%, 08/09/07	132	129
Norddeutsche Landesbank
5.27%, 02/15/07	210	209
Polonius Inc.
5.26%, 02/20/07	62	62
Sedna Finance Inc.
5.22%, 04/17/07(d)	126	124
Simba Funding Corp.
5.20%, 07/23/07(d)	221	215
Societe Generale
5.18%, 05/16/07	552	544
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	560	557
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	272	271
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	129	129
Westpac Banking Corp.
5.20%, 07/12/07(d)	199	194
Zela Finance Inc.
5.20%, 07/16/07(d)	132	129

		6,595
MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	55	55
Cullinan Finance Corp.
5.71%, 06/28/07(d)	166	166
K2 USA LLC
5.39%, 06/04/07(d)	166	166
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	258	258

		645

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	89,955	89,955

		89,955
REPURCHASE AGREEMENTS(c)—0.01%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $442 (collateralized by non-U.S. Government debt securities, value $455, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$442	442
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $331 (collateralized by U.S. Government obligations, value $338, 4.00% to 6.50%, 12/1/08 to 2/1/37).	331	331
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $22 (collateralized by non-U.S. Government debt securities, value $23, 5.43%, 3/15/08).	22	22
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $773 (collateralized by non-U.S. Government debt securities, value $833, 0.00% to 6.30%, 5/27/33 to 10/25/46).	773	773
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $243 (collateralized by non-U.S. Government debt securities, value $262, 0.00% to 6.30%, 5/27/33 to 10/25/46).	243	243
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $132 (collateralized by non-U.S. Government debt securities, value $143, 0.00% to 6.30%, 5/27/33 to 10/25/46).	132	132
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $442 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $458, 0.00% to 11.00%, 2/8/07 to 5/25/46).	442	442
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $192 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $200, 0.00% to 11.00%, 2/8/07 to 5/25/46).	192	192
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $132 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $138, 0.00% to 11.00%, 2/8/07 to 5/25/46).	132	132
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $1,038 (collateralized by non-U.S. Government debt securities, value $1,144, 2.35% to 6.27%, 10/1/33 to 12/14/36).	1,038	1,038
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $110 (collateralized by non-U.S. Government debt securities, value $116, 0.00% to 5.95%, 12/1/29 to 6/1/46).	110	110
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $55 (collateralized by non-U.S. Government debt securities, value $58, 6.38% to 9.75%, 5/15/09 to 6/15/32).	55	55
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $331 (collateralized by non-U.S. Government debt securities, value $345, 2.28% to 11.19%, 3/20/07 to 12/15/66).	331	331

Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $221 (collateralized by non-U.S. Government debt securities, value $228, 0.00% to 10.13%, 8/16/07 to 7/1/26).	221	221
Morgan Stanley 5.36%, due 2/1/07, maturity value $221 (collateralized by non-U.S. Government debt securities, value $253, 0.00% to 10.00%, 2/1/07 to 1/31/37).	221	221
Morgan Stanley 5.51%, due 6/4/07, maturity value $158 (collateralized by non-U.S. Government debt securities, value $208, 0.00% to 10.00%, 2/1/07 to 1/31/37). (g)	155	155
Wachovia Capital 5.38%, due 2/1/07, maturity value $706 (collateralized by non-U.S. Government debt securities, value $742, 0.00% to 8.31%, 2/15/08 to 8/15/48).	706	706

		5,546
TIME DEPOSITS(c)—0.00%
Dexia Credit Local
5.28%, 02/01/07	22	22
Societe Generale
5.28%, 02/01/07	442	442
UBS AG
5.28%, 02/01/07	331	331

		795
VARIABLE & FLOATING RATE NOTES(c)—0.01%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	565	565
American Express Bank
5.29%, 02/28/07	221	220
American Express Centurion Bank
5.41%, 07/19/07	243	243
American Express Credit Corp.
5.42%, 07/05/07	66	66
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	19	19
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	166	166
ASIF Global Financing
5.41%, 05/03/07(d)	22	22
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	143	143
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	320	321
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	563	563
BMW US Capital LLC
5.32%, 01/15/08(d)	221	221
BNP Paribas
5.35%, 11/19/07(d)	408	408
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	161	161
CC USA Inc.
5.36%, 07/30/07(d)	110	110
Commodore CDO Ltd.
5.44%, 12/12/07(d)	55	55
Credit Agricole SA
5.33%, 11/23/07	221	221

Cullinan Finance Corp.
5.36%, 04/25/07(d)	55	55
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	25	25
DEPFA Bank PLC
5.40%, 12/14/07(d)	221	221
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	254	253
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	147	147
Fifth Third Bancorp
5.32%, 01/23/08(d)	442	442
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	143	143
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	232	231
Granite Master Issuer PLC
5.29%, 08/20/07(d)	773	773
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	508	503
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	331	331
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	221	221
Holmes Financing PLC
5.29%, 07/16/07(d)	386	386
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	607	608
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	166	165
Kestrel Funding LLC
5.30%, 07/11/07(d)	88	88
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	132	132
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	280	280
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	243	242
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	78	78
Marshall & Ilsley Bank
5.32%, 01/15/08	121	121
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	399	400
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	243	243
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	331	331
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	22	22
Mound Financing PLC
5.29%, 05/08/07(d)	208	208
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	795	795
National City Bank of Indiana
5.35%, 05/21/07	110	110
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	728	729
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	221	221
Northern Rock PLC
5.36%, 08/03/07(d)	265	265

Northlake CDO I
5.42%, 09/06/07(d)	66	66
Pricoa Global Funding I
5.31%, 01/25/08	298	298
Principal Life Global Funding I
5.78%, 02/08/07(d)	99	99
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	320	320
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	221	221
Strips III LLC
5.37%, 07/24/07(d)	46	46
SunTrust Bank
5.30%, 05/01/07	221	221
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	539	537
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	364	364
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	259	259
Wachovia Bank N.A.
5.36%, 05/22/07	442	442
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	166	166
Wells Fargo & Co.
5.33%, 11/15/07(d)	110	110
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	166	165
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	662	663
Wind Master Trust
5.31%, 07/25/07(d)	88	88

		16,338

TOTAL SHORT-TERM INVESTMENTS
(Cost: $120,867)		120,867

TOTAL INVESTMENTS IN SECURITIES —100.02%
(Cost: $116,950,934)		127,700,093
Other Assets, Less Liabilities —(0.02)%		(19,628)

NET ASSETS —100.00%		$127,680,465

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—1.24%
Clear Channel Outdoor Holdings Inc. Class A(a)	7,070	$204,464
Donnelley (R.H.) Corp.(b)	13,802	918,937
Getty Images Inc.(a)	9,375	461,625
Lamar Advertising Co.(a)	14,553	964,573

		2,549,599
AIRLINES—0.21%
JetBlue Airways Corp.(a)	31,839	435,558

		435,558
APPAREL—0.69%
Guess? Inc.(a)	6,087	438,934
Polo Ralph Lauren Corp.	11,909	977,133

		1,416,067
AUTO MANUFACTURERS—0.37%
Oshkosh Truck Corp.	14,527	767,026

		767,026
BANKS—0.21%
East West Bancorp Inc.	11,404	437,914

		437,914
BEVERAGES—0.26%
Hansen Natural Corp.(a)	14,182	540,192

		540,192
BIOTECHNOLOGY—2.14%
MedImmune Inc.(a)	47,281	1,638,759
Millennium Pharmaceuticals Inc.(a)	61,779	685,747
Millipore Corp.(a)	10,505	719,382
PDL BioPharma Inc.(a)	22,750	466,602
Vertex Pharmaceuticals Inc.(a)	24,803	876,786

		4,387,276
BUILDING MATERIALS—0.92%
Florida Rock Industries Inc.	9,918	490,445
Genlyte Group Inc. (The)(a)	4,885	370,136
Martin Marietta Materials Inc.	8,965	1,034,740

		1,895,321
CHEMICALS—0.77%
Ecolab Inc.	36,012	1,580,927

		1,580,927
COAL—1.02%
Arch Coal Inc.	28,360	842,859
CONSOL Energy Inc.	36,284	1,249,258

		2,092,117
COMMERCIAL SERVICES—5.02%
Alliance Data Systems Corp.(a)	13,130	891,921
Apollo Group Inc. Class A(a)	27,880	1,209,992

ChoicePoint Inc.(a)	15,830	609,297
Corporate Executive Board Co. (The)	7,739	702,159
Corrections Corp. of America(a)	11,760	572,947
Iron Mountain Inc.(a)	35,521	993,878
ITT Educational Services Inc.(a)	8,215	637,484
Laureate Education Inc.(a)	9,421	568,463
Monster Worldwide Inc.(a)	22,727	1,122,941
Pharmaceutical Product Development Inc.	20,356	702,282
Robert Half International Inc.	33,107	1,347,455
Sotheby’s Holdings Inc. Class A	12,412	460,237
Weight Watchers International Inc.	8,753	472,925

		10,291,981
COMPUTERS—2.42%
Cognizant Technology Solutions Corp.(a)	27,923	2,381,553
FactSet Research Systems Inc.	7,308	424,449
Henry (Jack) & Associates Inc.	16,821	358,960
SanDisk Corp.(a)	44,632	1,794,206

		4,959,168
DISTRIBUTION & WHOLESALE—0.97%
Fastenal Co.	27,843	1,037,987
Pool Corp.	10,107	369,916
WESCO International Inc.(a)	9,711	589,652

		1,997,555
DIVERSIFIED FINANCIAL SERVICES—4.24%
Affiliated Managers Group Inc.(a)	5,896	656,814
BlackRock Inc.	2,895	485,665
CBOT Holdings Inc. Class A(a)	7,156	1,207,933
Eaton Vance Corp.	25,143	862,405
First Marblehead Corp. (The)	11,949	650,026
Greenhill & Co. Inc.	2,380	178,333
IntercontinentalExchange Inc.(a)	13,324	1,739,448
Investment Technology Group Inc.(a)	8,615	375,614
Nasdaq Stock Market Inc. (The)(a)	19,277	656,960
NYSE Group Inc.(a)(b)	10,254	1,025,195
TD Ameritrade Holding Corp.(a)	48,196	852,587

		8,690,980
ELECTRIC—0.74%
Allegheny Energy Inc.(a)	32,651	1,518,925

		1,518,925
ELECTRICAL COMPONENTS & EQUIPMENT—0.74%
AMETEK Inc.	21,026	728,761
Molex Inc.	13,128	385,832
Molex Inc. Class A	15,272	401,501

		1,516,094
ELECTRONICS—5.03%
Amphenol Corp. Class A	17,268	1,169,389
Dolby Laboratories Inc. Class A(a)	7,106	238,051
FLIR Systems Inc.(a)	13,493	417,069
Garmin Ltd.(b)	22,868	1,148,431
Jabil Circuit Inc.	36,773	882,184
National Instruments Corp.	10,554	304,061
Thermo Fisher Scientific Inc.(a)	80,044	3,830,105
Thomas & Betts Corp.(a)	11,890	569,412
Trimble Navigation Ltd.(a)	10,764	609,027
Waters Corp.(a)	20,055	1,136,918

		10,304,647
ENERGY-ALTERNATE SOURCES—0.28%
Covanta Holding Corp.(a)	17,629	417,102
SunPower Corp. Class A(a)(b)	3,506	155,316

		572,418

ENGINEERING & CONSTRUCTION—0.51%
Jacobs Engineering Group Inc.(a)	11,544	1,045,309

		1,045,309
ENTERTAINMENT—0.51%
Penn National Gaming Inc.(a)	14,258	624,786
Scientific Games Corp. Class A(a)	13,584	421,647

		1,046,433
ENVIRONMENTAL CONTROL—0.33%
Stericycle Inc.(a)	8,753	673,981

		673,981
FOOD—0.58%
Whole Foods Market Inc.	27,608	1,192,390

		1,192,390
HEALTH CARE-PRODUCTS—7.12%
Advanced Medical Optics Inc.(a)	11,813	434,128
Bard (C.R.) Inc.	20,687	1,707,091
Biomet Inc.	45,135	1,911,919
Cooper Companies Inc.	8,674	413,750
Cytyc Corp.(a)	22,324	645,610
Dade Behring Holdings Inc.	17,099	719,526
Edwards Lifesciences Corp.(a)	11,593	593,098
Gen-Probe Inc.(a)	10,342	534,888
Henry Schein Inc.(a)	17,477	887,307
Hologic Inc.(a)	10,473	581,775
IDEXX Laboratories Inc.(a)	6,190	531,164
Intuitive Surgical Inc.(a)	7,323	720,656
Kinetic Concepts Inc.(a)	10,098	496,721
Mentor Corp.	8,322	424,339
Patterson Companies Inc.(a)	25,569	961,650
ResMed Inc.(a)	15,122	795,115
Respironics Inc.(a)	14,496	617,530
TECHNE Corp.(a)	7,430	431,237
Varian Medical Systems Inc.(a)	25,876	1,193,660

		14,601,164
HEALTH CARE-SERVICES—2.55%
Brookdale Senior Living Inc.	10,192	489,216
Covance Inc.(a)	12,639	779,194
DaVita Inc.(a)	20,426	1,115,260
Humana Inc.(a)	32,745	1,817,347
Pediatrix Medical Group Inc.(a)	9,433	495,610
Wellcare Health Plans Inc.(a)	6,820	528,414

		5,225,041
HOME FURNISHINGS—0.59%
Harman International Industries Inc.	12,894	1,219,386

		1,219,386
INSURANCE—0.31%
Brown & Brown Inc.	22,480	636,634

		636,634
INTERNET—3.20%
Akamai Technologies Inc.(a)	30,835	1,732,310
CheckFree Corp.(a)	14,651	606,991
Digital River Inc.(a)	7,706	394,393
Emdeon Corp.(a)	29,757	424,335
F5 Networks Inc.(a)	7,986	570,520
McAfee Inc.(a)	31,244	914,199
NutriSystem Inc.(a)	6,546	288,351
TIBCO Software Inc.(a)	41,038	380,833
VeriSign Inc.(a)	48,469	1,158,409
WebMD Health Corp. Class A(a)	1,802	88,929

		6,559,270

IRON & STEEL—0.94%
Allegheny Technologies Inc.	18,650	1,930,088

		1,930,088
LODGING—3.41%
Boyd Gaming Corp.	11,304	537,731
Choice Hotels International Inc.	7,226	305,588
Hilton Hotels Corp.	71,410	2,527,200
Station Casinos Inc.	8,406	699,379
Wyndham Worldwide Corp.(a)	39,295	1,226,004
Wynn Resorts Ltd.	15,093	1,686,492

		6,982,394
MACHINERY—1.34%
Graco Inc.	13,357	544,565
Joy Global Inc.	23,490	1,091,580
Manitowoc Co. Inc. (The)	12,209	633,159
Zebra Technologies Corp. Class A(a)	13,988	484,964

		2,754,268
MANUFACTURING—0.44%
Roper Industries Inc.	17,188	892,401

		892,401
MEDIA—2.49%
Discovery Holding Co. Class A(a)	53,085	879,618
Scripps (E.W.) Co. Class A	16,096	785,968
Sirius Satellite Radio Inc.(a)(b)	251,597	928,393
Univision Communications Inc. Class A(a)	46,981	1,677,692
XM Satellite Radio Holdings Inc. Class A(a)	58,349	829,139

		5,100,810
METAL FABRICATE & HARDWARE—1.16%
Precision Castparts Corp.	26,642	2,368,207

		2,368,207
MINING—0.24%
Titanium Metals Corp.(a)	15,974	492,638

		492,638
OFFICE FURNISHINGS—0.24%
Herman Miller Inc.	12,985	488,236

		488,236
OIL & GAS—6.03%
CNX Gas Corp.(a)	5,339	136,572
Denbury Resources Inc.(a)	23,594	653,554
Diamond Offshore Drilling Inc.	11,944	1,008,551
ENSCO International Inc.	30,002	1,526,202
Noble Corp.	26,720	2,002,664
Plains Exploration & Production Co.(a)	15,027	724,902
Pride International Inc.(a)	32,420	934,020
Quicksilver Resources Inc.(a)	10,908	432,611
Range Resources Corp.	27,325	838,604
Rowan Companies Inc.	21,668	712,661
Southwestern Energy Co.(a)	33,016	1,269,795
TODCO(a)	11,371	393,778
Ultra Petroleum Corp.(a)	30,053	1,568,767
W&T Offshore Inc.	5,212	160,113

		12,362,794
OIL & GAS SERVICES—4.79%
BJ Services Co.	59,162	1,636,421
Cameron International Corp.(a)	22,036	1,156,890

FMC Technologies Inc.(a)	13,472	834,321
Grant Prideco Inc.(a)	25,344	992,978
Helix Energy Solutions Group Inc.(a)	16,399	527,556
National Oilwell Varco Inc.(a)	34,656	2,101,540
SEACOR Holdings Inc.(a)	4,258	431,037
Smith International Inc.	41,950	1,664,576
Superior Energy Services Inc.(a)	15,816	479,541

		9,824,860
PHARMACEUTICALS—3.87%
Abraxis BioScience Inc.(a)	4,970	129,916
Amylin Pharmaceuticals Inc.(a)(b)	23,523	912,222
Barr Pharmaceuticals Inc.(a)	20,989	1,123,331
Cephalon Inc.(a)	12,072	874,134
Endo Pharmaceuticals Holdings Inc.(a)	26,393	810,793
Express Scripts Inc.(a)	22,645	1,574,280
ImClone Systems Inc.(a)	11,945	351,900
OSI Pharmaceuticals Inc.(a)	11,133	378,745
Sepracor Inc.(a)	21,406	1,221,426
VCA Antech Inc.(a)	16,540	556,075

		7,932,822
REAL ESTATE—2.46%
CB Richard Ellis Group Inc. Class A(a)	39,603	1,489,469
Forest City Enterprises Inc. Class A	11,637	703,457
Jones Lang LaSalle Inc.	7,215	753,968
Realogy Corp.(a)	41,850	1,251,315
St. Joe Co. (The)(b)	14,776	855,530

		5,053,739
REAL ESTATE INVESTMENT TRUSTS—0.35%
CapitalSource Inc.	25,785	716,565

		716,565
RETAIL—5.35%
Abercrombie & Fitch Co. Class A	17,216	1,369,361
American Eagle Outfitters Inc.	37,759	1,222,636
AnnTaylor Stores Corp.(a)	14,260	491,970
Bebe Stores Inc.	4,346	80,488
CarMax Inc.(a)	21,030	1,207,753
Cheesecake Factory Inc. (The)(a)	14,944	412,903
Chico’s FAS Inc.(a)	34,790	726,415
Coldwater Creek Inc.(a)	11,916	222,233
Copart Inc.(a)	13,329	392,406
GameStop Corp. Class A(a)	8,075	431,447
GameStop Corp. Class B(a)	4,877	260,724
MSC Industrial Direct Co. Inc. Class A	9,376	404,949
O’Reilly Automotive Inc.(a)	22,525	786,348
Panera Bread Co. Class A(a)	5,982	352,699
PetSmart Inc.	27,758	847,729
Sonic Corp.(a)	13,878	308,230
Under Armour Inc. Class A(a)	5,432	275,946
Urban Outfitters Inc.(a)	22,934	559,590
Williams-Sonoma Inc.	17,889	626,115

		10,979,942
SAVINGS & LOANS—0.70%
Hudson City Bancorp Inc.	103,503	1,425,236

		1,425,236
SEMICONDUCTORS—8.43%
Altera Corp.(a)	71,607	1,435,720
Cypress Semiconductor Corp.(a)	28,120	518,814
Integrated Device Technology Inc.(a)	39,770	601,720
Intersil Corp. Class A	27,387	645,238
KLA-Tencor Corp.	39,293	1,934,394
Lam Research Corp.(a)	28,115	1,287,948

Linear Technology Corp.	59,106	1,829,331
Marvell Technology Group Ltd.(a)	91,090	1,666,036
Maxim Integrated Products Inc.	63,388	1,952,350
MEMC Electronic Materials Inc.(a)	33,553	1,758,177
Microchip Technology Inc.	42,095	1,463,222
QLogic Corp.(a)	31,260	572,058
Xilinx Inc.	66,403	1,613,593

		17,278,601
SOFTWARE—7.12%
Activision Inc.(a)	55,477	944,773
Autodesk Inc.(a)	45,531	1,990,615
BEA Systems Inc.(a)	77,078	950,372
Cerner Corp.(a)	12,257	550,707
Citrix Systems Inc.(a)	35,993	1,139,898
Dun & Bradstreet Corp.(a)	12,103	1,028,755
Global Payments Inc.	15,777	595,740
Hyperion Solutions Corp.(a)	11,603	489,879
IMS Health Inc.	39,487	1,139,595
MasterCard Inc. Class A	12,899	1,438,883
MoneyGram International Inc.	16,647	499,244
NAVTEQ Corp.(a)(b)	18,368	651,697
Nuance Communications Inc.(a)	27,993	322,479
Red Hat Inc.(a)	37,375	849,534
Salesforce.com Inc.(a)	15,338	672,265
SEI Investments Co.	14,216	886,083
VeriFone Holdings Inc.(a)	11,492	459,335

		14,609,854
TELECOMMUNICATIONS—5.61%
Amdocs Ltd.(a)	37,246	1,291,691
Crown Castle International Corp.(a)	45,711	1,607,199
Harris Corp.	26,289	1,336,007
JDS Uniphase Corp.(a)	43,101	766,336
Juniper Networks Inc.(a)	111,509	2,020,543
Leap Wireless International Inc.(a)	9,746	640,215
NeuStar Inc. Class A(a)	14,372	443,951
NII Holdings Inc. Class B(a)	27,521	2,031,050
Polycom Inc.(a)	17,360	583,643
Time Warner Telecom Inc. Class A(a)	24,024	559,279
United States Cellular Corp.(a)	3,150	227,115

		11,507,029
TRANSPORTATION—1.99%
C.H. Robinson Worldwide Inc.	34,189	1,813,726
Expeditors International Washington Inc.	41,960	1,791,272
Landstar System Inc.	11,320	478,723

		4,083,721

TOTAL COMMON STOCKS
(Cost: $189,503,895)		204,937,578

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.73%

CERTIFICATES OF DEPOSIT(c)—0.08%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$77,604	77,604
Washington Mutual Bank
5.33%, 03/19/07	97,005	97,005

		174,609

COMMERCIAL PAPER(c)—0.56%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	40,785	40,384
Aspen Funding Corp.
5.26%, 02/21/07(d)	25,221	25,148
BNP Paribas Finance Inc.
5.12%, 06/06/07	13,581	13,339
Cantabric Finance LLC
5.25%, 03/06/07(d)	31,042	30,892
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	45,786	45,425
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	44,822	43,741
Curzon Funding LLC
5.24%, 02/27/07(d)	21,283	21,202
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	16,081	15,920
Eureka Securitization
5.26%, 02/09/07(d)	48,502	48,446
Five Finance Inc.
5.22%, 04/20/07(d)	17,849	17,647
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	67,903	66,465
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	63,635	63,298
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	75,664	74,420
Irish Permanent Treasury PLC
5.18%, 07/10/07	19,401	18,957
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	108,295	107,144
Lockhart Funding LLC
5.28%, 02/09/07(d)	38,802	38,756
Nationwide Building Society
5.21%, 04/13/07	36,862	36,483
Nestle Capital Corp.
5.19%, 08/09/07	23,281	22,647
Norddeutsche Landesbank
5.27%, 02/15/07	36,862	36,786
Polonius Inc.
5.26%, 02/20/07	10,973	10,943
Sedna Finance Inc.
5.22%, 04/17/07(d)	22,117	21,877
Simba Funding Corp.
5.20%, 07/23/07(d)	38,802	37,838
Societe Generale
5.18%, 05/16/07	97,005	95,553
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	98,459	97,942
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	47,804	47,585
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	22,675	22,632
Westpac Banking Corp.
5.20%, 07/12/07(d)	34,922	34,110
Zela Finance Inc.
5.20%, 07/16/07(d)	23,281	22,726

		1,158,306
MEDIUM-TERM NOTES(c)—0.05%
Bank of America N.A.
5.28%, 04/20/07	9,700	9,700
Cullinan Finance Corp.
5.71%, 06/28/07(d)	29,101	29,101

K2 USA LLC
5.39%, 06/04/07(d)	29,101	29,101
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	45,399	45,399

		113,301
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	176,188	176,188

		176,188
REPURCHASE AGREEMENTS(c)—0.48%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $77,616 (collateralized by non-U.S. Government debt securities, value $80,007, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$77,604	77,604
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $58,212 (collateralized by U.S. Government obligations, value $59,423, 4.00% to 6.50%, 12/1/08 to 2/1/37).	58,203	58,203
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $3,881 (collateralized by non-U.S. Government debt securities, value $4,078, 5.43%, 3/15/08).	3,880	3,880
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $135,827 (collateralized by non-U.S. Government debt securities, value $146,377, 0.00% to 6.30%, 5/27/33 to 10/25/46).	135,807	135,807
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $42,688 (collateralized by non-U.S. Government debt securities, value $45,994, 0.00% to 6.30%, 5/27/33 to 10/25/46).	42,682	42,682
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $23,285 (collateralized by non-U.S. Government debt securities, value $25,096, 0.00% to 6.30%, 5/27/33 to 10/25/46).	23,281	23,281
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $77,616 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $80,563, 0.00% to 11.00%, 2/8/07 to 5/25/46).	77,604	77,604
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $33,804 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $35,080, 0.00% to 11.00%, 2/8/07 to 5/25/46).	33,799	33,799
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $23,285 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $24,174, 0.00% to 11.00%, 2/8/07 to 5/25/46).	23,281	23,281
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $182,397 (collateralized by non-U.S. Government debt securities, value $201,093, 2.35% to 6.27%, 10/1/33 to 12/14/36).	182,369	182,369
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $19,404 (collateralized by non-U.S. Government debt securities, value $20,391, 0.00% to 5.95%, 12/1/29 to 6/1/46).	19,401	19,401

JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $9,701 (collateralized by non-U.S. Government debt securities, value $10,195, 6.38% to 9.75%, 5/15/09 to 6/15/32).	9,700	9,700
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $58,212 (collateralized by non-U.S. Government debt securities, value $60,683, 2.28% to 11.19%, 3/20/07 to 12/15/66).	58,203	58,203
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $38,808 (collateralized by non-U.S. Government debt securities, value $40,043, 0.00% to 10.13%, 8/16/07 to 7/1/26).	38,802	38,802
Morgan Stanley 5.36%, due 2/1/07, maturity value $38,808 (collateralized by non-U.S. Government debt securities, value $44,384, 0.00% to 10.00%, 2/1/07 to 1/31/37).	38,802	38,802
Morgan Stanley 5.51%, due 6/4/07, maturity value $27,676 (collateralized by non-U.S. Government debt securities, value $36,484, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	27,161	27,161
Wachovia Capital 5.38%, due 2/1/07, maturity value $124,185 (collateralized by non-U.S. Government debt securities, value $130,496, 0.00% to 8.31%, 2/15/08 to 8/15/48).	124,166	124,166

		974,745
TIME DEPOSITS(c)—0.07%
Dexia Credit Local
5.28%, 02/01/07	3,939	3,939
Societe Generale
5.28%, 02/01/07	77,604	77,604
UBS AG
5.28%, 02/01/07	58,203	58,203

		139,746
VARIABLE & FLOATING RATE NOTES(c)—1.40%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	99,333	99,343
American Express Bank
5.29%, 02/28/07	38,802	38,802
American Express Centurion Bank
5.41%, 07/19/07	42,682	42,705
American Express Credit Corp.
5.42%, 07/05/07	11,641	11,644
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	3,410	3,410
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	29,101	29,101
ASIF Global Financing
5.41%, 05/03/07(d)	3,880	3,881
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	25,221	25,221
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	56,263	56,264
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	98,945	98,948
BMW US Capital LLC
5.32%, 01/15/08(d)	38,802	38,802
BNP Paribas
5.35%, 11/19/07(d)	71,784	71,784
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	28,325	28,325
CC USA Inc.
5.36%, 07/30/07(d)	19,401	19,402

Commodore CDO Ltd.
5.44%, 12/12/07(d)	9,700	9,700
Credit Agricole SA
5.33%, 11/23/07	38,802	38,802
Cullinan Finance Corp.
5.36%, 04/25/07(d)	9,700	9,700
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	4,353	4,353
DEPFA Bank PLC
5.40%, 12/14/07(d)	38,802	38,802
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	44,622	44,623
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	25,900	25,900
Fifth Third Bancorp
5.32%, 01/23/08(d)	77,604	77,604
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	25,221	25,220
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	40,742	40,747
Granite Master Issuer PLC
5.29%, 08/20/07(d)	135,807	135,807
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	89,244	88,556
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	58,203	58,208
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	38,802	38,802
Holmes Financing PLC
5.29%, 07/16/07(d)	67,903	67,903
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	106,705	106,705
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	29,101	29,101
Kestrel Funding LLC
5.30%, 07/11/07(d)	15,521	15,520
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	23,281	23,281
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	49,166	49,166
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	42,682	42,681
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	13,680	13,680
Marshall & Ilsley Bank
5.32%, 01/15/08	21,341	21,341
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	70,221	70,221
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	42,682	42,682
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	58,203	58,203
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	3,880	3,880
Mound Financing PLC
5.29%, 05/08/07(d)	36,474	36,474
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	139,687	139,686
National City Bank of Indiana
5.35%, 05/21/07	19,401	19,401
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	128,046	128,063
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	38,899	38,893
Northern Rock PLC
5.36%, 08/03/07(d)	46,562	46,563

Northlake CDO I
5.42%, 09/06/07(d)	11,641	11,641
Pricoa Global Funding I
5.31%, 01/25/08	52,383	52,383
Principal Life Global Funding I
5.78%, 02/08/07(d)	17,461	17,462
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	56,263	56,262
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	38,802	38,802
Strips III LLC
5.37%, 07/24/07(d)	8,146	8,146
SunTrust Bank
5.30%, 05/01/07	38,802	38,802
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	94,677	94,673
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	64,023	64,023
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	45,512	45,512
Wachovia Bank N.A.
5.36%, 05/22/07	77,604	77,604
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	29,101	29,110
Wells Fargo & Co.
5.33%, 11/15/07(d)	19,401	19,402
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	29,101	29,101
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	116,406	116,394
Wind Master Trust
5.31%, 07/25/07(d)	15,521	15,521

		2,872,738

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,609,633)		5,609,633

TOTAL INVESTMENTS IN SECURITIES —102.66%
(Cost: $195,113,528)		210,547,211
Other Assets, Less Liabilities —(2.66)%		(5,464,967)

NET ASSETS —100.00%		$205,082,244

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND
January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.87%

AGRICULTURE—2.47%
Bunge Ltd.(a)	15,558	$1,197,188
Loews Corp.-Carolina Group	14,080	965,043
UST Inc.	21,123	1,213,305

		3,375,536
AIRLINES—1.80%
AMR Corp.(b)	25,610	948,850
Continental Airlines Inc. Class B(b)	11,727	486,553
UAL Corp.(b)	12,757	551,102
US Airways Group Inc.(b)	8,493	475,438

		2,461,943
APPAREL—1.43%
Jones Apparel Group Inc.	14,475	494,466
Liz Claiborne Inc.	13,343	592,429
VF Corp.	11,551	876,374

		1,963,269
AUTO PARTS & EQUIPMENT—0.85%
BorgWarner Inc.	7,488	513,228
Goodyear Tire & Rubber Co. (The)(b)	20,612	508,910
TRW Automotive Holdings Corp.(b)	5,495	143,694

		1,165,832
BANKS—8.49%
Associated Bancorp	16,011	546,295
BancorpSouth Inc.	9,783	247,803
Bank of Hawaii Corp.	6,537	342,212
City National Corp.	5,430	390,580
Colonial BancGroup Inc. (The)	20,227	496,371
Comerica Inc.	20,730	1,229,289
Commerce Bancshares Inc.	9,219	452,837
Compass Bancshares Inc.	16,843	1,025,739
First Horizon National Corp.	16,091	701,568
Fulton Financial Corp.	22,788	364,608
Huntington Bancshares Inc.	29,398	684,385
Popular Inc.	33,219	606,579
Sky Financial Group Inc.	14,311	405,717
South Financial Group Inc. (The)	9,812	253,542
TCF Financial Corp.	16,250	412,425
TD Banknorth Inc.	13,142	423,830
UnionBanCal Corp.	7,124	460,353
Valley National Bancorp	15,158	388,196
Webster Financial Corp.	7,294	363,387
Whitney Holding Corp.	8,652	273,749
Wilmington Trust Corp.	8,967	375,986
Zions Bancorporation	13,814	1,171,703

		11,617,154

BEVERAGES—1.64%
Coca-Cola Enterprises Inc.	36,093	740,628
Molson Coors Brewing Co. Class B	9,533	770,266
Pepsi Bottling Group Inc.	17,174	543,214
PepsiAmericas Inc.	8,533	188,153

		2,242,261
CHEMICALS—3.69%
Ashland Inc.	7,455	518,495
Celanese Corp. Class A	18,159	476,674
Chemtura Corp.	31,628	364,355
Eastman Chemical Co.	10,608	621,204
FMC Corp.	4,752	369,943
International Flavors & Fragrances Inc.	10,824	524,748
Lubrizol Corp.	8,972	462,237
Lyondell Chemical Co.	29,170	922,355
RPM International Inc.	15,561	361,482
Valspar Corp. (The)	12,418	349,939
Westlake Chemical Corp.	2,557	84,841

		5,056,273
COMMERCIAL SERVICES—2.30%
ADESA Inc.	11,204	325,140
Avis Budget Group Inc.	12,994	330,827
Block (H & R) Inc.	38,925	957,555
Donnelley (R.R.) & Sons Co.	28,106	1,042,733
ServiceMaster Co. (The)	37,684	491,776

		3,148,031
COMPUTERS—1.73%
Computer Sciences Corp.(b)	22,410	1,175,629
Lexmark International Inc. Class A(b)	12,762	804,389
Unisys Corp.(b)	45,059	388,409

		2,368,427
DISTRIBUTION & WHOLESALE—1.04%
Genuine Parts Co.	22,229	1,056,322
Ingram Micro Inc. Class A(b)	18,712	365,071

		1,421,393
DIVERSIFIED FINANCIAL SERVICES—2.17%
AmeriCredit Corp.(b)	15,184	412,094
CIT Group Inc.	26,072	1,537,205
Edwards (A.G.) Inc.	9,960	659,452
IndyMac Bancorp Inc.	9,266	360,355

		2,969,106
ELECTRIC—11.35%
Alliant Energy Corp.	15,125	549,794
Ameren Corp.	26,635	1,414,585
CenterPoint Energy Inc.	35,772	617,425
CMS Energy Corp.(b)	28,986	483,776
Constellation Energy Group Inc.	23,280	1,688,964
DPL Inc.	14,847	425,812
DTE Energy Co.	23,206	1,076,062
Dynegy Inc. Class A(b)	52,680	371,394
Energy East Corp.	19,337	464,475
Great Plains Energy Inc.	10,454	327,524
Hawaiian Electric Industries Inc.	10,583	283,519
MDU Resources Group Inc.	21,659	559,885
Northeast Utilities	20,129	556,567
NSTAR	14,008	467,867
OGE Energy Corp.	11,816	457,516

Pepco Holdings Inc.	24,558	628,194
Pinnacle West Capital Corp.	12,919	630,318
Puget Energy Inc.	15,103	370,930
Reliant Energy Inc.(b)	40,437	601,703
SCANA Corp.	13,714	558,434
TECO Energy Inc.	27,356	463,958
Westar Energy Inc.	11,412	303,103
Wisconsin Energy Corp.	15,251	710,087
WPS Resources Corp.	5,660	300,263
Xcel Energy Inc.	52,315	1,220,509

		15,532,664
ELECTRONICS—0.86%
Arrow Electronics Inc.(b)	15,904	560,616
Sanmina-SCI Corp.(b)	69,096	241,836
Solectron Corp.(b)	117,354	381,401

		1,183,853
ENGINEERING & CONSTRUCTION—0.21%
URS Corp.(b)	6,835	293,700

		293,700
FOOD—3.01%
Corn Products International Inc.	9,735	333,424
Dean Foods Co.(b)	17,538	776,057
Del Monte Foods Co.	26,237	300,676
Hormel Foods Corp.	9,765	370,094
Smithfield Foods Inc.(b)	14,474	380,087
Smucker (J.M.) Co. (The)	7,513	356,792
SUPERVALU Inc.	26,852	1,019,839
Tyson Foods Inc. Class A	32,530	577,408

		4,114,377
FOREST PRODUCTS & PAPER—2.51%
Louisiana-Pacific Corp.	13,830	316,845
MeadWestvaco Corp.	23,488	707,928
Plum Creek Timber Co. Inc.	23,057	928,044
Rayonier Inc.	10,045	433,944
Smurfit-Stone Container Corp.(b)	33,366	360,353
Temple-Inland Inc.	13,926	695,464

		3,442,578
GAS—3.07%
AGL Resources Inc.	10,245	402,629
Atmos Energy Corp.	10,732	335,268
Energen Corp.	8,555	395,925
KeySpan Corp.	22,741	927,833
NiSource Inc.	35,288	839,854
Piedmont Natural Gas Co.	9,315	240,420
Southern Union Co.	14,605	406,165
UGI Corp.	13,799	378,231
Vectren Corp.	10,003	281,284

		4,207,609
HAND & MACHINE TOOLS—1.01%
Black & Decker Corp.	8,856	772,952
Stanley Works (The)	10,565	604,952

		1,377,904
HEALTH CARE-PRODUCTS—0.32%
Hillenbrand Industries Inc.	7,656	436,469

		436,469

HEALTH CARE-SERVICES—0.36%
Triad Hospitals Inc.(b)	11,485	488,113

		488,113
HOME BUILDERS—2.29%
Horton (D.R.) Inc.	35,598	1,034,478
KB Home	10,374	562,478
Lennar Corp. Class A	16,433	893,627
Lennar Corp. Class B	1,462	73,919
M.D.C. Holdings Inc.	4,564	265,944
Ryland Group Inc.	5,535	310,956

		3,141,402
HOME FURNISHINGS—0.68%
Whirlpool Corp.	10,161	929,020

		929,020
HOUSEHOLD PRODUCTS & WARES—0.63%
Avery Dennison Corp.	12,717	869,334

		869,334
HOUSEWARES—0.77%
Newell Rubbermaid Inc.	35,900	1,060,486

		1,060,486
INSURANCE—13.85%
Ambac Financial Group Inc.	13,727	1,209,349
American Financial Group Inc.	9,115	321,942
Arch Capital Group Ltd.(b)	5,392	348,269
Aspen Insurance Holdings Ltd.	7,382	189,127
Assurant Inc.	13,535	752,275
Axis Capital Holdings Ltd.	18,379	605,588
Berkley (W.R.) Corp.	23,278	770,269
Cincinnati Financial Corp.	19,891	889,923
CNA Financial Corp.(b)	3,819	155,242
Commerce Group Inc.	8,044	242,768
Conseco Inc.(b)	20,081	398,608
Endurance Specialty Holdings Ltd.	7,786	264,724
Erie Indemnity Co. Class A	6,772	374,288
Everest Re Group Ltd.	8,464	792,230
Fidelity National Financial Inc.	28,608	679,154
First American Corp.	11,171	473,427
Hanover Insurance Group Inc. (The)	6,694	321,647
MBIA Inc.	17,475	1,255,229
Mercury General Corp.	3,479	181,465
MGIC Investment Corp.	10,817	667,625
Nationwide Financial Services Inc.	7,136	389,982
Odyssey Re Holdings Corp.	2,818	111,170
Old Republic International Corp.	27,928	622,794
PartnerRe Ltd.	7,446	506,328
PMI Group Inc. (The)	10,429	498,715
Protective Life Corp.	8,445	413,214
Radian Group Inc.	10,401	626,348
Reinsurance Group of America Inc.	3,820	222,133
RenaissanceRe Holdings Ltd.	8,217	437,720
SAFECO Corp.	15,180	971,672
StanCorp Financial Group Inc.	7,044	337,055
Torchmark Corp.	12,897	838,176
Transatlantic Holdings Inc.	3,475	218,195
Unitrin Inc.	5,754	294,662
UnumProvident Corp.	44,668	982,696
White Mountains Insurance Group Ltd.	1,033	598,830

		18,962,839

IRON & STEEL—1.19%
Reliance Steel & Aluminum Co.	8,043	334,911
United States Steel Corp.	15,441	1,289,169

		1,624,080
LEISURE TIME—1.28%
Brunswick Corp.	12,187	415,699
Royal Caribbean Cruises Ltd.	17,398	781,692
Sabre Holdings Corp.	17,203	555,829

		1,753,220
MANUFACTURING—3.05%
Crane Co.	6,955	270,063
Eastman Kodak Co.(a)	37,393	966,983
Eaton Corp.	19,587	1,534,641
Leggett & Platt Inc.	23,292	564,598
SPX Corp.	7,597	533,233
Teleflex Inc.	4,638	309,726

		4,179,244
MEDIA—0.94%
McClatchy Co. (The) Class A	7,337	283,795
New York Times Co. Class A	18,970	438,017
Tribune Co.	18,504	565,112

		1,286,924
METAL FABRICATE & HARDWARE—0.54%
Commercial Metals Co.	15,785	427,931
Timken Co. (The)	11,123	318,229

		746,160
OFFICE & BUSINESS EQUIPMENT—1.01%
Pitney Bowes Inc.	28,968	1,386,698

		1,386,698
OIL & GAS—3.47%
Cabot Oil & Gas Corp.	6,380	413,807
Cimarex Energy Co.	10,861	407,070
Forest Oil Corp.(b)	7,162	228,611
Frontier Oil Corp.	14,490	411,661
Noble Energy Inc.	22,655	1,210,004
Pogo Producing Co.	6,935	343,629
Sunoco Inc.	16,038	1,012,479
Tesoro Corp.	8,759	721,654

		4,748,915
PACKAGING & CONTAINERS—2.00%
Ball Corp.	13,529	626,663
Bemis Co. Inc.	13,827	468,874
Crown Holdings Inc.(b)	21,388	472,033
Owens-Illinois Inc.(b)	18,761	417,620
Packaging Corp. of America	10,811	246,923
Sonoco Products Co.	13,001	500,539

		2,732,652
PHARMACEUTICALS—0.41%
King Pharmaceuticals Inc.(b)	31,605	564,465

		564,465
PIPELINES—1.78%
El Paso Corp.	92,066	1,428,864
National Fuel Gas Co.	10,372	422,037
ONEOK Inc.	13,495	579,070

		2,429,971

REAL ESTATE INVESTMENT TRUSTS—5.19%
Annaly Capital Management Inc.	26,230	361,449
Apartment Investment & Management Co. Class A	12,644	791,894
Brandywine Realty Trust	11,889	414,451
Colonial Properties Trust	6,007	295,244
Health Care Property Investors Inc.	25,265	1,042,181
Health Care REIT Inc.(a)	9,337	437,065
HRPT Properties Trust	27,596	359,300
iStar Financial Inc.	16,454	825,168
Liberty Property Trust	11,718	606,289
Mack-Cali Realty Corp.	8,186	455,469
New Century Financial Corp.	6,713	203,203
New Plan Excel Realty Trust Inc.	13,699	398,915
SL Green Realty Corp.	1	109
Thornburg Mortgage Inc.	14,889	400,514
Weingarten Realty Investors	10,321	510,993

		7,102,244
RETAIL—2.86%
AutoNation Inc.(b)	20,097	451,178
Dillard’s Inc. Class A	8,575	294,466
Dollar General Corp.	40,553	686,968
Family Dollar Stores Inc.	18,603	602,737
Foot Locker Inc.	20,552	461,187
OfficeMax Inc.	9,778	472,180
RadioShack Corp.	17,674	390,595
Rite Aid Corp.(b)	68,989	424,972
United Auto Group Inc.	5,443	130,469

		3,914,752
SAVINGS & LOANS—1.65%
Astoria Financial Corp.	11,848	350,582
New York Community Bancorp Inc.	34,830	588,279
Sovereign Bancorp Inc.	42,562	1,049,153
Washington Federal Inc.	11,406	264,505

		2,252,519
SEMICONDUCTORS—0.26%
Atmel Corp.(b)	58,978	352,688

		352,688
TELECOMMUNICATIONS—3.00%
CenturyTel Inc.	14,149	634,441
Citizens Communications Co.	41,771	612,363
Embarq Corp.	19,345	1,073,841
Level 3 Communications Inc.(b)	140,185	870,549
Windstream Corp.	61,437	914,183

		4,105,377
TEXTILES—0.43%
Mohawk Industries Inc.(b)	7,100	585,182

		585,182
TOYS, GAMES & HOBBIES—0.88%
Mattel Inc.	49,307	1,201,119

		1,201,119

TRANSPORTATION—1.40%
Alexander & Baldwin Inc.	5,594	276,567
Con-way Inc.	6,230	309,880
Laidlaw International Inc.	10,691	317,630
Overseas Shipholding Group Inc.	3,891	241,748
Ryder System Inc.	7,980	435,229
YRC Worldwide Inc.(b)	7,627	338,257

		1,919,311

TOTAL COMMON STOCKS
(Cost: $123,153,991)		136,715,094

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.01%

CERTIFICATES OF DEPOSIT(c)—0.03%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$18,258	18,258
Washington Mutual Bank
5.33%, 03/19/07	22,822	22,822

		41,080
COMMERCIAL PAPER(c)—0.20%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	9,596	9,505
Aspen Funding Corp.
5.26%, 02/21/07(d)	5,934	5,916
BNP Paribas Finance Inc.
5.12%, 06/06/07	3,195	3,138
Cantabric Finance LLC
5.25%, 03/06/07(d)	7,303	7,268
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	10,772	10,687
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	10,545	10,291
Curzon Funding LLC
5.24%, 02/27/07(d)	5,007	4,988
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	3,783	3,746
Eureka Securitization
5.26%, 02/09/07(d)	11,411	11,398
Five Finance Inc.
5.22%, 04/20/07(d)	4,199	4,152
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	15,976	15,637
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	14,971	14,892
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	17,801	17,509
Irish Permanent Treasury PLC
5.18%, 07/10/07	4,564	4,460
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	25,479	25,208
Lockhart Funding LLC
5.28%, 02/09/07(d)	9,129	9,118
Nationwide Building Society
5.21%, 04/13/07	8,673	8,583
Nestle Capital Corp.
5.19%, 08/09/07	5,477	5,328

Norddeutsche Landesbank
5.27%, 02/15/07	8,673	8,655
Polonius Inc.
5.26%, 02/20/07	2,582	2,574
Sedna Finance Inc.
5.22%, 04/17/07(d)	5,204	5,147
Simba Funding Corp.
5.20%, 07/23/07(d)	9,129	8,902
Societe Generale
5.18%, 05/16/07	22,822	22,481
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	23,165	23,043
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	11,247	11,195
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	5,335	5,325
Westpac Banking Corp.
5.20%, 07/12/07(d)	8,216	8,025
Zela Finance Inc.
5.20%, 07/16/07(d)	5,477	5,347

		272,518
MEDIUM-TERM NOTES(c)—0.02%
Bank of America N.A.
5.28%, 04/20/07	2,282	2,282
Cullinan Finance Corp.
5.71%, 06/28/07(d)	6,847	6,847
K2 USA LLC
5.39%, 06/04/07(d)	6,847	6,847
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	10,681	10,681

		26,657
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	108,444	108,444

		108,444
REPURCHASE AGREEMENTS(c)—0.17%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $18,261 (collateralized by non-U.S. Government debt securities, value $18,823, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$18,258	18,258
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $13,695 (collateralized by U.S. Government obligations, value $13,980, 4.00% to 6.50%, 12/1/08 to 2/1/37).	13,693	13,693
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $913 (collateralized by non-U.S. Government debt securities, value $959, 5.43%, 3/15/08).	913	913
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $31,956 (collateralized by non-U.S. Government debt securities, value $34,438, 0.00% to 6.30%, 5/27/33 to 10/25/46).	31,951	31,951

Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $10,044 (collateralized by non-U.S. Government debt securities, value $10,821, 0.00% to 6.30%, 5/27/33 to 10/25/46).	10,042	10,042
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $5,478 (collateralized by non-U.S. Government debt securities, value $5,904, 0.00% to 6.30%, 5/27/33 to 10/25/46).	5,477	5,477
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $18,261 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $18,954, 0.00% to 11.00%, 2/8/07 to 5/25/46).	18,258	18,258
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $7,952 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $8,253, 0.00% to 11.00%, 2/8/07 to 5/25/46).	7,951	7,951
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $5,478 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $5,688, 0.00% to 11.00%, 2/8/07 to 5/25/46).	5,477	5,477
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $42,913 (collateralized by non-U.S. Government debt securities, value $47,311, 2.35% to 6.27%, 10/1/33 to 12/14/36).	42,906	42,906
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $4,565 (collateralized by non-U.S. Government debt securities, value $4,798, 0.00% to 5.95%, 12/1/29 to 6/1/46).	4,564	4,564
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $2,282 (collateralized by non-U.S. Government debt securities, value $2,399, 6.38% to 9.75%, 5/15/09 to 6/15/32).	2,282	2,282
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $13,695 (collateralized by non-U.S. Government debt securities, value $14,277, 2.28% to 11.19%, 3/20/07 to 12/15/66).	13,693	13,693
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $9,130 (collateralized by non-U.S. Government debt securities, value $9,421, 0.00% to 10.13%, 8/16/07 to 7/1/26).	9,129	9,129
Morgan Stanley 5.36%, due 2/1/07, maturity value $9,130 (collateralized by non-U.S. Government debt securities, value $10,442, 0.00% to 10.00%, 2/1/07 to 1/31/37).	9,129	9,129
Morgan Stanley 5.51%, due 6/4/07, maturity value $6,511 (collateralized by non-U.S. Government debt securities, value $8,584, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	6,390	6,390
Wachovia Capital 5.38%, due 2/1/07, maturity value $29,217 (collateralized by non-U.S. Government debt securities, value $30,702, 0.00% to 8.31%, 2/15/08 to 8/15/48).	29,213	29,213

		229,326
TIME DEPOSITS(c)—0.02%
Dexia Credit Local
5.28%, 02/01/07	927	927

Societe Generale
5.28%, 02/01/07	18,258	18,258
UBS AG
5.28%, 02/01/07	13,693	13,693

		32,878
VARIABLE & FLOATING RATE NOTES(c)—0.49%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	23,370	23,371
American Express Bank
5.29%, 02/28/07	9,129	9,128
American Express Centurion Bank
5.41%, 07/19/07	10,042	10,047
American Express Credit Corp.
5.42%, 07/05/07	2,739	2,739
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	802	802
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	6,847	6,847
ASIF Global Financing
5.41%, 05/03/07(d)	913	913
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	5,934	5,934
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	13,237	13,237
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	23,279	23,279
BMW US Capital LLC
5.32%, 01/15/08(d)	9,129	9,129
BNP Paribas
5.35%, 11/19/07(d)	16,889	16,889
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	6,664	6,664
CC USA Inc.
5.36%, 07/30/07(d)	4,564	4,565
Commodore CDO Ltd.
5.44%, 12/12/07(d)	2,282	2,282
Credit Agricole SA
5.33%, 11/23/07	9,129	9,129
Cullinan Finance Corp.
5.36%, 04/25/07(d)	2,282	2,282
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	1,024	1,024
DEPFA Bank PLC
5.40%, 12/14/07(d)	9,129	9,129
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	10,498	10,499
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	6,094	6,094
Fifth Third Bancorp
5.32%, 01/23/08(d)	18,258	18,258
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	5,934	5,933
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	9,585	9,586
Granite Master Issuer PLC
5.29%, 08/20/07(d)	31,951	31,951
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	20,997	20,835
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	13,693	13,695

HBOS Treasury Services PLC
5.46%, 10/24/07(d)	9,129	9,129
Holmes Financing PLC
5.29%, 07/16/07(d)	15,976	15,976
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	25,105	25,105
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	6,847	6,846
Kestrel Funding LLC
5.30%, 07/11/07(d)	3,652	3,651
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	5,477	5,477
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	11,567	11,568
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	10,042	10,042
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	3,218	3,218
Marshall & Ilsley Bank
5.32%, 01/15/08	5,021	5,021
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	16,521	16,521
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	10,042	10,042
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	13,693	13,693
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	913	913
Mound Financing PLC
5.29%, 05/08/07(d)	8,581	8,581
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	32,864	32,864
National City Bank of Indiana
5.35%, 05/21/07	4,564	4,565
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	30,126	30,130
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	9,152	9,151
Northern Rock PLC
5.36%, 08/03/07(d)	10,955	10,955
Northlake CDO I
5.42%, 09/06/07(d)	2,739	2,739
Pricoa Global Funding I
5.31%, 01/25/08	12,324	12,324
Principal Life Global Funding I
5.78%, 02/08/07(d)	4,108	4,108
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	13,237	13,237
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	9,129	9,129
Strips III LLC
5.37%, 07/24/07(d)	1,917	1,917
SunTrust Bank
5.30%, 05/01/07	9,129	9,129
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	22,275	22,275
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	15,063	15,063
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	10,708	10,708
Wachovia Bank N.A.
5.36%, 05/22/07	18,258	18,258

Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	6,847	6,849
Wells Fargo & Co.
5.33%, 11/15/07(d)	4,564	4,565
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	6,847	6,846
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	27,387	27,384
Wind Master Trust
5.31%, 07/25/07(d)	3,652	3,652

		675,872

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,386,775)		1,386,775

TOTAL INVESTMENTS IN SECURITIES —100.88%
(Cost: $124,540,766)		138,101,869
Other Assets, Less Liabilities —(0.88)%		(1,207,968)

NET ASSETS —100.00%		$136,893,901

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—0.28%
ADVO Inc.	11,932	$391,131

		391,131
AEROSPACE & DEFENSE—3.59%
AAR Corp.(a)	13,875	413,336
Armor Holdings Inc.(a)	12,531	758,125
Curtiss-Wright Corp.	16,315	622,907
DRS Technologies Inc.	15,071	834,933
Esterline Technologies Corp.(a)	9,512	380,195
GenCorp Inc.(a)	17,267	258,314
K&F Industries Holdings Inc.(a)	6,897	160,631
Moog Inc. Class A(a)	14,240	555,218
Sequa Corp. Class A(a)	2,158	271,886
Teledyne Technologies Inc.(a)	12,021	458,601
Triumph Group Inc.	6,067	340,965

		5,055,111
AGRICULTURE—0.54%
Delta & Pine Land Co.	13,658	555,881
Vector Group Ltd.(b)	11,439	205,559

		761,440
AIRLINES—1.36%
AirTran Holdings Inc.(a)	33,831	374,509
Alaska Air Group Inc.(a)	15,186	650,720
Republic Airways Holdings Inc.(a)	12,447	237,987
SkyWest Inc.	24,123	654,698

		1,917,914
APPAREL—2.57%
Columbia Sportswear Co.	5,014	325,108
K-Swiss Inc. Class A	9,772	308,991
Oxford Industries Inc.	5,713	273,024
Quiksilver Inc.(a)	46,109	655,209
Skechers U.S.A. Inc. Class A(a)	9,909	351,175
Timberland Co. Class A(a)	19,136	577,333
Warnaco Group Inc. (The)(a)	17,220	487,154
Wolverine World Wide Inc.	20,871	642,201

		3,620,195
AUTO MANUFACTURERS—0.79%
Navistar International Corp.(a)	25,181	1,114,007

		1,114,007
BANKS—5.15%
Bank Mutual Corp.	22,693	267,777
Boston Private Financial Holdings Inc.	13,669	395,307
Capitol Bancorp Ltd.	5,648	242,299

Cathay General Bancorp	16,572	574,386
First BanCorp (Puerto Rico)	27,875	297,705
First Community Bancorp	10,169	542,008
Frontier Financial Corp.	16,927	460,922
Glacier Bancorp Inc.	19,501	457,688
Hancock Holding Co.	10,114	475,257
Hanmi Financial Corp.	18,346	375,726
Prosperity Bancshares Inc.	12,283	429,905
Sterling Financial Corp. (Washington)	15,538	515,395
SVB Financial Group(a)	13,024	607,570
UCBH Holdings Inc.	35,705	669,469
United Community Banks Inc.	14,889	486,275
Wintrust Financial Corp.	9,594	439,309

		7,236,998
BIOTECHNOLOGY—1.53%
Alexion Pharmaceuticals Inc.(a)	12,953	538,456
Bio-Rad Laboratories Inc. Class A(a)	6,840	588,514
Cambrex Corp.	10,106	221,119
InterMune Inc.(a)	9,878	345,730
Regeneron Pharmaceuticals Inc.(a)	23,297	463,377

		2,157,196
BUILDING MATERIALS—1.61%
Eagle Materials Inc.	18,185	898,157
Goodman Global Inc.(a)	12,081	214,679
Interline Brands Inc.(a)	11,342	257,804
NCI Building Systems Inc.(a)	7,458	424,509
Simpson Manufacturing Co. Inc.(b)	14,261	466,477

		2,261,626
CHEMICALS—2.20%
Arch Chemicals Inc.	9,028	304,514
Ferro Corp.	15,837	337,486
Hercules Inc.(a)	42,746	838,249
Minerals Technologies Inc.	7,279	422,692
NewMarket Corp.	5,606	312,254
OM Group Inc.(a)	11,106	542,639
Spartech Corp.	12,086	338,650

		3,096,484
COAL—0.19%
Alpha Natural Resources Inc.(a)	19,833	267,349

		267,349
COMMERCIAL SERVICES—5.78%
Aaron Rents Inc.	17,286	510,283
Advance America Cash Advance Centers Inc.	22,518	314,351
Arbitron Inc.	10,947	507,612
BearingPoint Inc.(a)	69,526	556,903
Cenveo Inc.(a)	15,897	371,672
Consolidated Graphics Inc.(a)	4,477	277,574
Cross Country Healthcare Inc.(a)	9,328	210,440
FTI Consulting Inc.(a)	15,051	412,548
Gevity HR Inc.	9,557	210,923
Global Cash Access Inc.(a)	17,078	273,590
Heidrick & Struggles International Inc.(a)	6,609	288,615
Jackson Hewitt Tax Service Inc.	11,611	424,614
Kelly Services Inc. Class A	7,235	224,357
Korn/Ferry International(a)	16,417	392,038
Labor Ready Inc.(a)	19,373	363,825
Live Nation Inc.(a)	22,328	551,055
McGrath RentCorp	8,658	265,195

Pre-Paid Legal Services Inc.(a)(b)	5,100	198,288
Steiner Leisure Ltd.(a)	6,064	283,553
Viad Corp.	7,711	323,399
Watson Wyatt Worldwide Inc.	15,846	701,819
Wright Express Corp.(a)	15,343	473,638

		8,136,292
COMPUTERS—2.82%
BISYS Group Inc. (The)(a)	44,885	573,181
CACI International Inc. Class A(a)	11,558	543,573
Covansys Corp.(a)	6,798	153,431
Electronics For Imaging Inc.(a)	21,336	491,795
Hutchinson Technology Inc.(a)	9,730	216,201
Komag Inc.(a)	11,512	392,789
Mentor Graphics Corp.(a)(b)	30,733	571,634
MTS Systems Corp.	6,891	294,728
Palm Inc.(a)	35,882	496,248
Syntel Inc.	7,186	236,276

		3,969,856
COSMETICS & PERSONAL CARE—0.23%
Chattem Inc.(a)	5,579	320,458

		320,458
DISTRIBUTION & WHOLESALE—0.72%
Beacon Roofing Supply Inc.(a)	16,469	343,214
Brightpoint Inc.(a)	18,761	206,559
Watsco Inc.	9,025	460,455

		1,010,228
DIVERSIFIED FINANCIAL SERVICES—2.02%
Advanta Corp. Class B	6,649	308,580
Asset Acceptance Capital Corp.(a)	5,629	86,855
Calamos Asset Management Inc. Class A	8,568	234,678
CompuCredit Corp.(a)(b)	12,251	433,563
Credit Acceptance Corp.(a)	653	18,983
Knight Capital Group Inc. Class A(a)	39,443	712,735
National Financial Partners Corp.	12,857	631,279
Nelnet Inc. Class A(a)	7,871	217,791
Ocwen Financial Corp.(a)	13,741	193,473

		2,837,937
ELECTRIC—0.75%
Aquila Inc.(a)	139,598	632,379
El Paso Electric Co.(a)	17,491	425,031

		1,057,410
ELECTRICAL COMPONENTS & EQUIPMENT—1.85%
Advanced Energy Industries Inc.(a)	13,347	231,304
Belden CDT Inc.	16,677	721,280
Encore Wire Corp.(b)	6,466	153,632
EnerSys Inc.(a)	9,876	160,584
General Cable Corp.(a)(b)	19,351	834,609
Littelfuse Inc.(a)	8,439	264,900
Superior Essex Inc.(a)	7,495	239,165

		2,605,474
ELECTRONICS—3.36%
Benchmark Electronics Inc.(a)	27,052	612,728
Brady Corp. Class A	17,987	673,613
Checkpoint Systems Inc.(a)	14,780	277,716
Cubic Corp.	6,143	128,389
Electro Scientific Industries Inc.(a)	9,888	207,549

Orbotech Ltd.(a)	12,394	296,712
Paxar Corp.(a)	14,126	310,489
Plexus Corp.(a)	17,319	290,959
Technitrol Inc.	15,162	333,867
Varian Inc.(a)	11,606	621,037
Watts Water Technologies Inc. Class A	11,548	507,766
Woodward Governor Co.	11,117	465,135

		4,725,960
ENERGY-ALTERNATE SOURCES—0.38%
Aventine Renewable Energy Holdings Inc.(a)	11,112	175,570
Headwaters Inc.(a)	15,781	358,544

		534,114
ENGINEERING & CONSTRUCTION—1.07%
Dycom Industries Inc.(a)	15,283	345,854
Insituform Technologies Inc. Class A(a)	10,211	284,989
Perini Corp.(a)	7,795	235,565
Washington Group International Inc.(a)	11,161	637,628

		1,504,036
ENTERTAINMENT—0.13%
Isle of Capri Casinos Inc.(a)	7,569	188,241

		188,241
ENVIRONMENTAL CONTROL—1.31%
Clean Harbors Inc.(a)	5,655	303,334
Mine Safety Appliances Co.	10,278	394,161
Tetra Tech Inc.(a)	21,455	385,761
Waste Connections Inc.(a)	17,242	751,234

		1,834,490
FOOD—1.52%
Flowers Foods Inc.	21,013	590,886
Hain Celestial Group Inc.(a)	14,609	429,505
Performance Food Group Co.(a)	12,090	358,589
Pilgrim’s Pride Corp.	15,435	488,826
Tootsie Roll Industries Inc.	8,432	267,463

		2,135,269
FOREST PRODUCTS & PAPER—0.34%
Deltic Timber Corp.	4,292	229,708
Wausau Paper Corp.	17,815	253,686

		483,394
HAND & MACHINE TOOLS—0.68%
Baldor Electric Co.	10,838	382,798
Regal-Beloit Corp.	11,484	577,875

		960,673
HEALTH CARE-PRODUCTS—1.80%
Arrow International Inc.	8,526	286,985
Oakley Inc.	9,920	229,747
Orthofix International NV(a)	5,685	286,410
PolyMedica Corp.	8,766	350,991
Steris Corp.	24,517	633,519
Vital Sign Inc.	3,101	161,252
West Pharmaceutical Services Inc.	12,071	585,806

		2,534,710
HEALTH CARE-SERVICES—3.15%
AMERIGROUP Corp.(a)	19,542	708,593
AmSurg Corp.(a)	10,937	240,614

Centene Corp.(a)	16,135	402,084
Genesis HealthCare Corp.(a)	7,301	446,967
LifePoint Hospitals Inc.(a)	20,359	691,799
Magellan Health Services Inc.(a)	14,101	575,462
Sierra Health Services Inc.(a)	19,438	781,408
Sunrise Senior Living Inc.(a)	16,395	586,285

		4,433,212
HOME BUILDERS—0.72%
Champion Enterprises Inc.(a)	28,647	235,192
WCI Communities Inc.(a)(b)	10,324	223,515
Williams Scotsman International Inc.(a)	9,347	188,996
Winnebago Industries Inc.(b)	11,040	370,282

		1,017,985
HOME FURNISHINGS—0.66%
American Woodmark Corp.	4,088	183,796
Kimball International Inc. Class B	9,725	239,624
La-Z-Boy Inc.(b)	19,267	248,159
Sealy Corp.	16,705	250,742

		922,321
HOUSEHOLD PRODUCTS & WARES—1.57%
ACCO Brands Corp.(a)	18,424	444,571
Central Garden & Pet Co.(a)	8,233	368,756
Fossil Inc.(a)	17,935	403,717
Playtex Products Inc.(a)	22,102	311,196
Prestige Brands Holdings Inc.(a)	13,397	170,276
Yankee Candle Co. Inc. (The)	14,869	514,913

		2,213,429
HOUSEWARES—0.57%
Toro Co. (The)	15,509	795,146

		795,146
INSURANCE—0.77%
Hilb, Rogal & Hobbs Co.	13,384	565,474
Universal American Financial Corp.(a)	14,358	270,648
USI Holdings Corp.(a)	14,489	239,503

		1,075,625
INTERNET—1.02%
Avocent Corp.(a)	16,701	576,853
CMGI Inc.(a)	171,849	218,248
Cogent Communications Group Inc.(a)	17,660	370,860
InfoSpace Inc.(a)	11,508	267,446

		1,433,407
IRON & STEEL—0.59%
Chaparral Steel Co.	16,185	829,967

		829,967
LODGING—0.47%
Ameristar Casinos Inc.	8,809	268,851
Marcus Corp.	7,972	190,611
Trump Entertainment Resorts Inc.(a)	11,014	195,609

		655,071
MACHINERY—1.17%
Albany International Corp. Class A	9,726	330,100
Applied Industrial Technologies Inc.	14,781	362,430
Cascade Corp.	4,063	218,264
Nordson Corp.	11,471	593,280
Sauer-Danfoss Inc.	4,153	143,029

		1,647,103

MANUFACTURING—2.03%
Barnes Group Inc.	15,644	335,094
Ceradyne Inc.(a)	9,431	510,028
CLARCOR Inc.	19,517	676,459
Hexcel Corp.(a)	34,857	670,649
Matthews International Corp. Class A	12,042	488,303
Myers Industries Inc.	10,274	176,918

		2,857,451
MEDIA—0.64%
Gemstar-TV Guide International Inc.(a)	93,769	378,827
Martha Stewart Living Omnimedia Inc. Class A	8,926	164,328
Radio One Inc. Class A(a)	2,573	18,834
Radio One Inc. Class D(a)	27,703	203,617
World Wrestling Entertainment Inc.	7,883	126,759

		892,365
METAL FABRICATE & HARDWARE—0.70%
Kaydon Corp.	10,578	455,912
Mueller Water Products Inc. Class A	11,091	152,501
Valmont Industries Inc.	6,843	379,581

		987,994
MINING—1.59%
AMCOL International Corp.	9,534	286,592
Apex Silver Mines Ltd.(a)	20,357	282,352
Coeur d’Alene Mines Corp.(a)	103,904	455,100
Kaiser Aluminum Corp.(a)	4,374	288,903
RTI International Metals Inc.(a)	8,674	709,099
Stillwater Mining Co.(a)	16,756	217,158

		2,239,204
OFFICE & BUSINESS EQUIPMENT—0.27%
Global Imaging Systems Inc.(a)	19,441	374,239

		374,239
OFFICE FURNISHINGS—0.47%
Interface Inc. Class A(a)	20,278	308,631
Knoll Inc.	16,250	357,338

		665,969
OIL & GAS—3.76%
Alon USA Energy Inc.	4,085	109,846
Berry Petroleum Co. Class A	14,652	454,798
Comstock Resources Inc.(a)	16,246	519,060
Delek US Holdings Inc.	3,589	61,085
Encore Acquisition Co.(a)	18,712	485,576
Energy Partners Ltd.(a)	13,492	292,237
Giant Industries Inc.(a)	5,479	410,213
Grey Wolf Inc.(a)	72,699	496,534
Mariner Energy Inc.(a)	29,975	602,797
Parker Drilling Co.(a)	40,828	378,067
Penn Virginia Corp.	6,951	509,369
Petrohawk Energy Corp.(a)	63,017	727,216
Pioneer Drilling Co.(a)	18,970	240,350

		5,287,148
OIL & GAS SERVICES—2.72%
Dresser-Rand Group Inc.(a)	24,892	646,196
Hanover Compressor Co.(a)	32,766	634,022

Lone Star Technologies Inc.(a)	11,418	552,060
Oceaneering International Inc.(a)	20,174	796,268
Oil States International Inc.(a)	17,557	505,993
Universal Compression Holdings Inc.(a)	11,519	696,208

		3,830,747
PHARMACEUTICALS—1.98%
Alpharma Inc. Class A	16,062	442,508
Isis Pharmaceuticals Inc.(a)	28,530	296,427
NBTY Inc.(a)	22,749	1,179,536
Par Pharmaceutical Companies Inc.(a)	13,553	357,528
Perrigo Co.	29,201	504,593

		2,780,592
REAL ESTATE INVESTMENT TRUSTS—9.86%
Acadia Realty Trust	10,604	272,417
Ashford Hospitality Trust Inc.	24,027	295,772
Corporate Office Properties Trust	15,988	851,841
Cousins Properties Inc.	15,248	596,807
EastGroup Properties Inc.	8,858	484,887
Entertainment Properties Trust	9,988	647,822
Equity Inns Inc.	20,467	337,706
Equity Lifestyle Properties Inc.	8,134	449,241
First Industrial Realty Trust Inc.	16,831	795,433
Glimcher Realty Trust	13,757	388,773
Gramercy Capital Corp.	7,475	270,072
Highland Hospitality Corp.	21,832	346,692
Home Properties Inc.	12,438	799,639
Innkeepers USA Trust	17,055	279,531
Longview Fibre Co.	24,586	515,814
Maguire Properties Inc.	13,673	594,092
Mid-America Apartment Communities Inc.	9,266	557,072
Pennsylvania Real Estate Investment Trust	13,700	584,990
Post Properties Inc.	16,359	793,412
PS Business Parks Inc.	6,128	460,887
Saul Centers Inc.	4,238	228,513
Spirit Finance Corp.	37,592	470,652
Strategic Hotels & Resorts Inc.	28,151	605,810
Sunstone Hotel Investors Inc.	21,545	609,508
Tanger Factory Outlet Centers Inc.	11,507	467,184
Trustreet Properties Inc.	25,652	434,545
Washington Real Estate Investment Trust	16,974	725,639

		13,864,751
RETAIL—6.17%
Applebee’s International Inc.	28,123	709,825
Brown Shoe Co. Inc.	10,720	582,632
Cabela’s Inc. Class A(a)	16,412	393,560
Casey’s General Store Inc.	18,741	478,270
CEC Entertainment Inc.(a)	12,451	526,553
Charming Shoppes Inc.(a)	46,442	609,319
CKE Restaurants Inc.	23,654	467,640
Conn’s Inc.(a)(b)	4,709	110,520
CSK Auto Corp.(a)	16,519	273,720
Genesco Inc.(a)	8,572	337,651
Guitar Center Inc.(a)	11,088	507,276
Longs Drug Stores Corp.	11,243	483,449
New York & Co. Inc.(a)	8,800	128,568
99 Cents Only Stores(a)	18,493	274,621
Pacific Sunwear of California Inc.(a)	25,923	508,091
Pantry Inc. (The)(a)	8,503	415,031
Papa John’s International Inc.(a)	8,664	239,300
Rare Hospitality International Inc.(a)	12,747	402,040

Retail Ventures Inc.(a)	8,883	175,439
Ruby Tuesday Inc.	21,690	620,551
School Specialty Inc.(a)	7,672	298,824
Stein Mart Inc.	10,431	140,923

		8,683,803
SAVINGS & LOANS—1.48%
Brookline Bancorp Inc.	22,995	306,063
First Niagara Financial Group Inc.	41,494	601,248
Kearny Financial Corp.	8,478	131,579
Northwest Bancorp Inc.	7,668	202,359
Provident Financial Services Inc.	22,648	412,194
Provident New York Bancorp	16,106	234,664
TierOne Corp.	6,209	187,015

		2,075,122
SEMICONDUCTORS—3.35%
AMIS Holdings Inc.(a)	17,657	182,573
Applied Micro Circuits Corp.(a)	110,786	381,104
Cabot Microelectronics Corp.(a)	9,163	276,631
Cirrus Logic Inc.(a)	29,761	220,827
Conexant Systems Inc.(a)	181,091	336,829
DSP Group Inc.(a)	10,993	230,633
Emulex Corp.(a)	32,078	569,385
Lattice Semiconductor Corp.(a)	40,283	236,058
MKS Instruments Inc.(a)	14,136	309,154
OmniVision Technologies Inc.(a)	20,346	234,793
Photronics Inc.(a)	14,751	245,752
Semtech Corp.(a)	27,778	380,559
Skyworks Solutions Inc.(a)	60,578	397,997
TriQuint Semiconductor Inc.(a)	53,080	249,476
Veeco Instruments Inc.(a)	10,287	197,408
Zoran Corp.(a)	18,264	255,148

		4,704,327
SOFTWARE—2.35%
American Reprographics Co.(a)	9,635	301,768
Avid Technology Inc.(a)	15,769	583,453
CSG Systems International Inc.(a)	17,653	442,737
eFunds Corp.(a)	17,375	464,260
infoUSA Inc.	13,863	166,495
Keane Inc.(a)	19,271	234,528
Lawson Software Inc.(a)	53,654	402,942
ManTech International Corp. Class A(a)	7,046	240,410
Midway Games Inc.(a)(b)	4,959	34,663
Progress Software Corp.(a)	15,393	437,315

		3,308,571
TELECOMMUNICATIONS—4.75%
ADC Telecommunications Inc.(a)	43,905	708,627
ADTRAN Inc.	23,865	528,848
Aeroflex Inc.(a)	27,301	326,520
Andrew Corp.(a)	60,513	642,648
Arris Group Inc.(a)	40,332	573,521
CommScope Inc.(a)	22,586	729,754
General Communication Inc. Class A(a)	17,182	265,634
Plantronics Inc.	17,598	346,681
Powerwave Technologies Inc.(a)	42,437	247,832
RCN Corp.(a)	14,000	415,660
RF Micro Devices Inc.(a)	71,580	552,598
Sycamore Networks Inc.(a)	70,965	264,699
Syniverse Holdings Inc.(a)	10,819	158,823
3Com Corp.(a)	147,359	574,700
UTStarcom Inc.(a)(b)	39,687	350,436

		6,686,981

TOYS, GAMES & HOBBIES—0.79%
LeapFrog Enterprises Inc.(a)	12,104	129,755
Marvel Entertainment Inc.(a)	24,294	678,288
RC2 Corp.(a)	7,815	308,771

		1,116,814
TRANSPORTATION—1.52%
Florida East Coast Industries Inc.	7,688	465,893
GulfMark Offshore Inc.(a)	6,837	246,884
Heartland Express Inc.	22,592	382,483
Horizon Lines Inc. Class A	9,260	275,485
Old Dominion Freight Line Inc.(a)	12,336	342,694
Pacer International Inc.	13,815	430,475

		2,143,914
TRUCKING & LEASING—0.24%
Greenbrier Companies Inc. (The)	5,673	163,780
TAL International Group Inc.	6,500	171,340

		335,120

TOTAL COMMON STOCKS
(Cost: $131,963,370)		140,576,371

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.59%

CERTIFICATES OF DEPOSIT(c)—0.08%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$49,439	49,440
Washington Mutual Bank
5.33%, 03/19/07	61,799	61,799

		111,239
COMMERCIAL PAPER(c)—0.53%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	25,983	25,717
Aspen Funding Corp.
5.26%, 02/21/07(d)	16,068	16,021
BNP Paribas Finance Inc.
5.12%, 06/06/07	8,652	8,498
Cantabric Finance LLC
5.25%, 03/06/07(d)	19,776	19,681
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	29,169	28,939
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	28,555	27,866
Curzon Funding LLC
5.24%, 02/27/07(d)	13,559	13,507
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	10,245	10,142
Eureka Securitization
5.26%, 02/09/07(d)	30,900	30,863
Five Finance Inc.
5.22%, 04/20/07(d)	11,371	11,242

General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	43,259	42,343
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	40,540	40,326
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	48,203	47,411
Irish Permanent Treasury PLC
5.18%, 07/10/07	12,360	12,077
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	68,991	68,258
Lockhart Funding LLC
5.28%, 02/09/07(d)	24,720	24,691
Nationwide Building Society
5.21%, 04/13/07	23,484	23,242
Nestle Capital Corp.
5.19%, 08/09/07	14,832	14,428
Norddeutsche Landesbank
5.27%, 02/15/07	23,484	23,436
Polonius Inc.
5.26%, 02/20/07	6,991	6,971
Sedna Finance Inc.
5.22%, 04/17/07(d)	14,090	13,937
Simba Funding Corp.
5.20%, 07/23/07(d)	24,720	24,105
Societe Generale
5.18%, 05/16/07	61,799	60,874
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	62,726	62,395
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	30,455	30,314
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	14,446	14,418
Westpac Banking Corp.
5.20%, 07/12/07(d)	22,248	21,730
Zela Finance Inc.
5.20%, 07/16/07(d)	14,832	14,478

		737,910
MEDIUM-TERM NOTES(c)—0.05%
Bank of America N.A.
5.28%, 04/20/07	6,180	6,180
Cullinan Finance Corp.
5.71%, 06/28/07(d)	18,540	18,540
K2 USA LLC
5.39%, 06/04/07(d)	18,540	18,540
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	28,922	28,922

		72,182
MONEY MARKET FUNDS—0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	183,665	183,665

		183,665
REPURCHASE AGREEMENTS(c)—0.44%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $49,446 (collateralized by non-U.S. Government debt securities, value $50,970, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$49,439	49,439

Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $37,085 (collateralized by U.S. Government obligations, value $37,856, 4.00% to 6.50%, 12/1/08 to 2/1/37).	37,079	37,079
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $2,472 (collateralized by non-U.S. Government debt securities, value $2,598, 5.43%, 3/15/08).	2,472	2,472
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $86,531 (collateralized by non-U.S. Government debt securities, value $93,253, 0.00% to 6.30%, 5/27/33 to 10/25/46).	86,518	86,518
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $27,196 (collateralized by non-U.S. Government debt securities, value $29,302, 0.00% to 6.30%, 5/27/33 to 10/25/46).	27,192	27,192
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $14,834 (collateralized by non-U.S. Government debt securities, value $15,988, 0.00% to 6.30%, 5/27/33 to 10/25/46).	14,832	14,832
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $49,446 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $51,324, 0.00% to 11.00%, 2/8/07 to 5/25/46).	49,439	49,439
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $21,536 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $22,349, 0.00% to 11.00%, 2/8/07 to 5/25/46).	21,533	21,533
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $14,834 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $15,401, 0.00% to 11.00%, 2/8/07 to 5/25/46).	14,832	14,832
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $116,200 (collateralized by non-U.S. Government debt securities, value $128,110, 2.35% to 6.27%, 10/1/33 to 12/14/36).	116,182	116,182
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $12,362 (collateralized by non-U.S. Government debt securities, value $12,991, 0.00% to 5.95%, 12/1/29 to 6/1/46).	12,360	12,360
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $6,181 (collateralized by non-U.S. Government debt securities, value $6,495, 6.38% to 9.75%, 5/15/09 to 6/15/32).	6,180	6,180
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $37,086 (collateralized by non-U.S. Government debt securities, value $38,659, 2.28% to 11.19%, 3/20/07 to 12/15/66).	37,080	37,080
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $24,724 (collateralized by non-U.S. Government debt securities, value $25,510, 0.00% to 10.13%, 8/16/07 to 7/1/26).	24,720	24,720
Morgan Stanley 5.36%, due 2/1/07, maturity value $24,724 (collateralized by non-U.S. Government debt securities, value $28,276, 0.00% to 10.00%, 2/1/07 to 1/31/37).	24,720	24,720

Morgan Stanley 5.51%, due 6/4/07, maturity value $17,632 (collateralized by non-U.S. Government debt securities, value $23,243, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	17,304	17,304
Wachovia Capital 5.38%, due 2/1/07, maturity value $79,115 (collateralized by non-U.S. Government debt securities, value $83,136, 0.00% to 8.31%, 2/15/08 to 8/15/48).	79,103	79,103

		620,985
TIME DEPOSITS(c)—0.06%
Dexia Credit Local
5.28%, 02/01/07	2,510	2,510
Societe Generale
5.28%, 02/01/07	49,439	49,439
UBS AG
5.28%, 02/01/07	37,079	37,079

		89,028
VARIABLE & FLOATING RATE NOTES(c)—1.30%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	63,282	63,289
American Express Bank
5.29%, 02/28/07	24,720	24,720
American Express Centurion Bank
5.41%, 07/19/07	27,192	27,206
American Express Credit Corp.
5.42%, 07/05/07	7,416	7,418
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	2,172	2,172
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	18,540	18,540
ASIF Global Financing
5.41%, 05/03/07(d)	2,472	2,472
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	16,068	16,068
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	35,843	35,845
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	63,035	63,037
BMW US Capital LLC
5.32%, 01/15/08(d)	24,720	24,720
BNP Paribas
5.35%, 11/19/07(d)	45,731	45,731
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	18,045	18,046
CC USA Inc.
5.36%, 07/30/07(d)	12,360	12,361
Commodore CDO Ltd.
5.44%, 12/12/07(d)	6,180	6,180
Credit Agricole SA
5.33%, 11/23/07	24,720	24,720
Cullinan Finance Corp.
5.36%, 04/25/07(d)	6,180	6,180
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	2,773	2,773
DEPFA Bank PLC
5.40%, 12/14/07(d)	24,720	24,720
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	28,428	28,428

Eli Lilly Services Inc.
5.32%, 12/31/07(d)	16,500	16,500
Fifth Third Bancorp
5.32%, 01/23/08(d)	49,439	49,439
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	16,068	16,067
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	25,956	25,959
Granite Master Issuer PLC
5.29%, 08/20/07(d)	86,519	86,519
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	56,855	56,418
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	37,079	37,083
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	24,720	24,720
Holmes Financing PLC
5.29%, 07/16/07(d)	43,259	43,259
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	67,979	67,979
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	18,540	18,539
Kestrel Funding LLC
5.30%, 07/11/07(d)	9,888	9,887
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	14,832	14,832
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	31,322	31,322
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	27,192	27,191
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	8,715	8,715
Marshall & Ilsley Bank
5.32%, 01/15/08	13,596	13,596
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	44,736	44,736
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	27,192	27,192
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	37,079	37,079
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	2,472	2,472
Mound Financing PLC
5.29%, 05/08/07(d)	23,236	23,236
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	88,991	88,990
National City Bank of Indiana
5.35%, 05/21/07	12,360	12,360
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	81,575	81,586
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	24,781	24,778
Northern Rock PLC
5.36%, 08/03/07(d)	29,664	29,664
Northlake CDO I
5.42%, 09/06/07(d)	7,416	7,416
Pricoa Global Funding I
5.31%, 01/25/08	33,371	33,371
Principal Life Global Funding I
5.78%, 02/08/07(d)	11,124	11,125
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	35,843	35,843

Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	24,720	24,720
Strips III LLC
5.37%, 07/24/07(d)	5,190	5,190
SunTrust Bank
5.30%, 05/01/07	24,720	24,720
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	60,316	60,314
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	40,787	40,788
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	28,995	28,995
Wachovia Bank N.A.
5.36%, 05/22/07	49,439	49,439
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	18,540	18,545
Wells Fargo & Co.
5.33%, 11/15/07(d)	12,360	12,360
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	18,540	18,539
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	74,159	74,151
Wind Master Trust
5.31%, 07/25/07(d)	9,888	9,888

		1,830,148

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,645,157)		3,645,157

TOTAL INVESTMENTS IN SECURITIES —102.52%
(Cost: $135,608,527)		144,221,528
Other Assets, Less Liabilities —(2.52)%		(3,545,432)

NET ASSETS —100.00%		$140,676,096

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.30%
inVentiv Health Inc.(a)	4,802	$168,502

		168,502
AEROSPACE & DEFENSE—0.50%
HEICO Corp.	1,114	40,817
Orbital Sciences Corp.(a)	9,910	169,065
TransDigm Group Inc.(a)	2,317	73,796

		283,678
AGRICULTURE—0.19%
Tejon Ranch Co. (a)	1,982	107,087

		107,087
APPAREL—2.07%
Carter’s Inc.(a)	8,394	213,208
Crocs Inc.(a)	6,039	304,003
Deckers Outdoor Corp.(a)	1,766	102,975
Gymboree Corp.(a)	5,242	226,926
Iconix Brand Group Inc.(a)	7,782	154,940
Steven Madden Ltd.	3,143	93,410
Volcom Inc.(a)	2,288	73,193

		1,168,655
AUTO PARTS & EQUIPMENT—0.17%
Keystone Automotive Industries Inc.(a)	2,722	97,584

		97,584
BANKS—1.03%
Cascade Bancorp	3,584	94,367
Centennial Bank Holdings Inc.(a)	9,820	87,005
PrivateBancorp Inc.	3,529	131,949
Signature Bank(a)	4,827	159,822
Western Alliance Bancorp(a)	3,218	108,125

		581,268
BIOTECHNOLOGY—4.07%
Affymetrix Inc.(a)	11,103	277,131
Arena Pharmaceuticals Inc.(a)	9,554	122,005
Digene Corp.(a)	3,637	187,124
Exelixis Inc.(a)	15,893	155,751
Human Genome Sciences Inc.(a)	21,727	255,944
Illumina Inc.(a)	8,654	353,516
Integra LifeSciences Holdings Corp.(a)(b)	3,270	140,774
Keryx Biopharmaceuticals Inc.(a)	6,552	74,758
LifeCell Corp.(a)	5,541	132,485
Martek Biosciences Corp.(a)	5,299	123,520
Myriad Genetics Inc.(a)	6,502	232,381
Nektar Therapeutics(a)	14,807	188,049
Telik Inc.(a)(b)	8,557	57,417

		2,300,855

BUILDING MATERIALS--0.67%
Drew Industries Inc.(a)	3,145	87,085
Texas Industries Inc.	3,936	288,981

		376,066
CHEMICALS—0.19%
Symyx Technologies Inc.(a)	5,433	105,509

		105,509
COAL—0.61%
Foundation Coal Holdings Inc.	7,497	249,500
International Coal Group Inc.(a)	19,982	95,514

		345,014
COMMERCIAL SERVICES—8.94%
Administaff Inc.	4,129	169,041
Advisory Board Co. (The)(a)	3,103	174,730
AMN Healthcare Services Inc.(a)	5,673	146,817
Bankrate Inc.(a)	2,133	84,275
Bright Horizons Family Solutions Inc.(a)	4,291	168,078
Chemed Corp.	4,326	157,899
Coinstar Inc.(a)	4,583	138,590
Corinthian Colleges Inc.(a)	14,137	184,629
CoStar Group Inc.(a)	3,084	146,397
CRA International Inc.(a)	1,937	104,443
DeVry Inc.	10,191	286,979
Euronet Worldwide Inc.(a)	5,297	152,871
First Advantage Corp. Class A(a)	1,330	30,058
Forrester Research Inc.(a)	2,350	66,176
Gartner Inc.(a)	11,185	244,504
Geo Group Inc. (The)(a)	3,236	141,802
H&E Equipment Services Inc.(a)	2,590	60,969
Healthcare Services Group Inc.	4,058	117,357
HealthSpring Inc.(a)	7,395	145,460
Heartland Payment Systems Inc.	2,628	70,062
Huron Consulting Group Inc.(a)	2,534	131,388
Kenexa Corp.(a)	3,225	117,713
Macquarie Infrastructure Co. Trust	5,560	203,885
Morningstar Inc.(a)	1,751	80,196
MPS Group Inc.(a)	16,932	253,641
Navigant Consulting Inc.(a)	8,827	183,425
PAREXEL International Corp.(a)	4,577	149,897
PRA International(a)	3,381	80,874
Resources Connection Inc.(a)	7,484	234,998
Rollins Inc.	5,852	127,691
Strayer Education Inc.	2,394	272,365
TeleTech Holdings Inc.(a)	5,902	159,059
VistaPrint Ltd.(a)	6,382	275,000

		5,061,269
COMPUTERS—2.89%
IHS Inc. Class A(a)	4,901	186,532
Kanbay International Inc.(a)	5,408	156,508
Kronos Inc.(a)	5,208	197,904
Manhattan Associates Inc.(a)	4,544	127,550
MICROS Systems Inc.(a)	6,520	367,076
Rackable Systems Inc.(a)	4,565	87,192
SRA International Inc. Class A(a)	6,946	175,734
Sykes Enterprises Inc.(a)	4,138	60,456
Synaptics Inc.(a)	4,188	113,327
TALX Corp.	5,153	164,175

		1,636,454

DISTRIBUTION & WHOLESALE—0.78%
Central European Distribution Corp.(a)	4,852	143,085
LKQ Corp.(a)	8,220	176,072
ScanSource Inc.(a)	4,238	124,343

		443,500
DIVERSIFIED FINANCIAL SERVICES—1.74%
Cohen & Steers Inc.	1,805	87,994
GFI Group Inc.(a)	2,555	163,469
International Securities Exchange Holdings Inc.	5,934	245,846
optionsXpress Holdings Inc.	7,507	178,291
Portfolio Recovery Associates Inc.(a)	2,626	114,152
TradeStation Group Inc.(a)	5,829	74,378
World Acceptance Corp.(a)	2,749	120,983

		985,113
ELECTRIC—0.56%
ITC Holdings Corp.	4,680	203,580
Ormat Technologies Inc.	1,731	67,838
Pike Electric Corp.(a)	2,805	45,637

		317,055
ELECTRICAL COMPONENTS & EQUIPMENT—0.47%
Energy Conversion Devices Inc.(a)	6,395	220,308
Medis Technologies Ltd.(a)(b)	3,546	45,850

		266,158
ELECTRONICS—3.43%
Analogic Corp.	2,304	135,291
Cogent Inc.(a)	6,745	71,160
Coherent Inc.(a)	5,141	158,086
Cymer Inc.(a)	6,197	261,699
Daktronics Inc.	5,963	206,141
Dionex Corp.(a)	3,164	188,005
FEI Co.(a)	5,477	137,801
II-VI Inc.(a)	4,078	122,503
Itron Inc.(a)	4,181	240,993
Multi-Fineline Electronix Inc.(a)(b)	1,436	25,489
Rofin-Sinar Technologies Inc.(a)	2,547	166,650
Rogers Corp.(a)	2,862	147,908
Taser International Inc.(a)(b)	10,350	80,213

		1,941,939
ENERGY-ALTERNATE SOURCES—0.42%
Evergreen Solar Inc.(a)(b)	11,317	94,950
Pacific Ethanol Inc.(a)(b)	5,669	93,028
VeraSun Energy Corp.(a)(b)	2,991	51,266

		239,244
ENGINEERING & CONSTRUCTION—0.25%
InfraSource Services Inc.(a)	6,638	141,058

		141,058
ENTERTAINMENT—1.91%
Bally Technologies Inc.(a)	7,931	152,196
Macrovision Corp.(a)	8,432	208,523
Pinnacle Entertainment Inc.(a)	9,645	333,042
Shuffle Master Inc.(a)(b)	5,756	153,167
Vail Resorts Inc.(a)	5,053	233,701

		1,080,629

FOOD—0.37%
United Natural Foods Inc.(a)	6,336	209,341

		209,341
HAND & MACHINE TOOLS—0.24%
Franklin Electric Co. Inc.	2,727	137,386

		137,386
HEALTH CARE-PRODUCTS—7.01%
Align Technology Inc.(a)	9,287	153,700
American Medical Systems Holdings Inc.(a)	11,437	227,596
ArthroCare Corp.(a)	4,430	163,467
Biosite Inc.(a)	2,869	154,582
Bruker BioSciences Corp.(a)	6,681	49,773
DJO Inc.(a)	3,742	154,919
ev3 Inc.(a)	3,287	60,547
FoxHollow Technologies Inc.(a)	3,200	65,696
Haemonetics Corp.(a)	4,419	213,173
ICU Medical Inc.(a)	2,228	87,895
Immucor Inc.(a)	11,284	355,897
Inverness Medical Innovations Inc.(a)	5,688	234,459
Kyphon Inc.(a)	7,334	343,158
LCA-Vision Inc.	3,434	132,964
Meridian Bioscience Inc.	3,735	110,743
NuVasive Inc.(a)	5,315	128,676
Palomar Medical Technologies Inc.(a)	2,665	132,610
PSS World Medical Inc.(a)	11,107	222,362
Sirona Dental Systems Inc.	2,916	124,863
SurModics Inc.(a)(b)	2,714	97,595
Syneron Medical Ltd.(a)	3,780	92,988
Thoratec Corp.(a)	7,901	142,297
Ventana Medical Systems Inc.(a)	5,593	235,465
Viasys Healthcare Inc.(a)	5,315	156,420
Wright Medical Group Inc.(a)	5,609	122,781

		3,964,626
HEALTH CARE-SERVICES—2.23%
Amedisys Inc.(a)	4,292	138,717
Healthways Inc.(a)	5,772	262,107
Matria Healthcare Inc.(a)	3,556	98,252
Molina Healthcare Inc.(a)	2,347	72,358
NightHawk Radiology Holdings Inc.(a)	3,029	76,361
Psychiatric Solutions Inc.(a)	8,704	338,934
Radiation Therapy Services Inc.(a)	1,818	53,976
United Surgical Partners International Inc.(a)	7,286	222,004

		1,262,709
HOME FURNISHINGS—0.43%
Tempur-Pedic International Inc.(a)	10,189	242,498

		242,498
INTERNET—6.72%
aQuantive Inc.(a)	11,691	313,319
Blue Nile Inc.(a)(b)	2,416	89,416
CNET Networks Inc.(a)	22,573	206,543
DealerTrack Holdings Inc.(a)	5,017	139,071
Digital Insight Corp.(a)	4,985	193,867
Equinix Inc.(a)	4,068	341,997
GSI Commerce Inc.(a)	3,118	50,792
j2 Global Communications Inc.(a)	8,140	215,547
Move Inc.(a)	23,362	147,648
NetFlix Inc.(a)(b)	9,730	221,844
Openwave Systems Inc.(a)	15,571	137,336

Opsware Inc.(a)	15,127	121,016
Priceline.com Inc.(a)	5,911	251,927
RealNetworks Inc.(a)	17,461	186,309
Sapient Corp.(a)	13,600	85,408
SonicWALL Inc.(a)	10,796	91,010
TriZetto Group Inc. (The)(a)	7,112	147,503
ValueClick Inc.(a)	16,238	414,394
WebEx Communications Inc.(a)	7,568	280,621
Websense Inc.(a)	7,747	167,723

		3,803,291
LEISURE TIME—0.95%
Ambassadors Group Inc.	2,815	78,904
Life Time Fitness Inc.(a)	4,992	270,566
WMS Industries Inc.(a)	4,686	185,847

		535,317
LODGING—0.66%
Gaylord Entertainment Co.(a)	6,704	370,463

		370,463
MACHINERY—2.49%
Astec Industries Inc.(a)	2,759	99,352
Bucyrus International Inc. Class A	5,170	239,940
Cognex Corp.	6,699	146,172
Gardner Denver Inc.(a)	8,686	334,845
Intermec Inc.(a)	7,988	191,952
Middleby Corp. (The)(a)	1,222	136,595
Wabtec Corp.	8,095	259,202

		1,408,058
MANUFACTURING—0.97%
Actuant Corp. Class A	4,440	221,068
American Railcar Industries Inc.	1,473	43,719
ESCO Technologies Inc.(a)	4,173	199,344
Raven Industries Inc.	3,017	85,773

		549,904
MEDIA—0.31%
CKX Inc.(a)	7,517	97,044
Entravision Communications Corp.(a)	9,931	79,448

		176,492
MINING—0.40%
Brush Engineered Materials Inc.(a)	3,286	108,734
Royal Gold Inc.(b)	3,611	116,310

		225,044
OIL & GAS—3.73%
Atlas America Inc.(a)	2,900	155,237
ATP Oil & Gas Corp.(a)	3,211	133,513
Atwood Oceanics Inc.(a)	4,376	211,667
Bill Barrett Corp.(a)	4,634	143,191
Bois d’Arc Energy Inc.(a)	2,995	46,003
Carrizo Oil & Gas Inc.(a)	3,783	108,572
Cheniere Energy Inc.(a)(b)	8,520	235,834
Crosstex Energy Inc.	7,003	229,558
Delta Petroleum Corp.(a)	8,668	190,263
EXCO Resources Inc.(a)	13,898	233,486
Goodrich Petroleum Corp.(a)	2,291	83,667
Parallel Petroleum Corp.(a)	6,203	122,013
Petroleum Development Corp.(a)	2,477	126,897
Warren Resources Inc.(a)	8,356	92,668

		2,112,569

OIL & GAS SERVICES—4.26%
Basic Energy Services Inc.(a)	2,528	59,939
CARBO Ceramics Inc.	3,219	118,717
Complete Production Services Inc.(a)	6,849	136,090
Core Laboratories NV(a)	4,215	347,316
Dril-Quip Inc.(a)	3,878	144,262
Global Industries Ltd.(a)	14,002	188,607
Hercules Offshore Inc.(a)	5,205	137,620
Hornbeck Offshore Services Inc.(a)	3,927	108,071
Hydril Co.(a)	3,153	249,402
Input/Output Inc.(a)	11,661	159,639
Lufkin Industries Inc.	2,434	145,675
RPC Inc.	6,602	117,516
Tetra Technologies Inc.(a)	11,880	275,141
W-H Energy Services Inc.(a)	4,907	222,680

		2,410,675
PHARMACEUTICALS—8.01%
Adams Respiratory Therapeutics Inc.(a)	5,175	232,099
Adolor Corp.(a)	7,445	52,041
Alkermes Inc.(a)	16,623	248,015
BioMarin Pharmaceutical Inc.(a)	15,218	288,229
Cubist Pharmaceuticals Inc.(a)	8,933	164,367
CV Therapeutics Inc.(a)	9,223	124,418
HealthExtras Inc.(a)	4,881	124,758
K-V Pharmaceutical Co. Class A(a)	6,104	154,004
Ligand Pharmaceuticals Inc. Class B(a)	9,787	127,133
MannKind Corp.(a)	6,526	108,071
Medarex Inc.(a)	20,155	271,488
Medicines Co. (The)(a)	8,475	259,505
Medicis Pharmaceutical Corp. Class A	9,020	342,129
MGI Pharma Inc.(a)	12,859	247,150
Nuvelo Inc.(a)	8,034	28,039
Onyx Pharmaceuticals Inc.(a)	7,282	86,292
Pharmion Corp.(a)	4,469	142,338
Progenics Pharmaceuticals Inc.(a)	3,779	113,257
Salix Pharmaceuticals Ltd.(a)	7,713	109,525
Sciele Pharma Inc.(a)	4,890	116,138
Tanox Inc.(a)	4,116	79,892
Theravance Inc.(a)	7,791	267,387
United Therapeutics Inc.(a)	3,568	191,245
USANA Health Sciences Inc.(a)	1,698	90,130
Valeant Pharmaceuticals International	15,463	272,613
ViroPharma Inc.(a)	11,369	193,614
Zymogenetics Inc.(a)	6,312	100,676

		4,534,553
REAL ESTATE INVESTMENT TRUSTS—3.11%
Alexander’s Inc.(a)	328	141,978
BioMed Realty Trust Inc.	10,872	324,312
Digital Realty Trust Inc.	7,358	264,447
Extra Space Storage Inc.	10,504	207,349
First Potomac Realty Trust	4,036	121,201
Franklin Street Properties Corp.	10,484	215,446
LaSalle Hotel Properties	6,639	316,083
U-Store-It Trust	7,755	170,377

		1,761,193
RETAIL—6.15%
Aeropostale Inc.(a)	8,784	315,697
Build-A-Bear Workshop Inc.(a)(b)	2,555	76,880

California Pizza Kitchen Inc.(a)	3,283	117,039
Cash America International Inc.	4,831	206,332
Children’s Place Retail Stores Inc. (The)(a)	3,877	210,172
Chipotle Mexican Grill Inc. Class A(a)(b)	2,348	139,518
Christopher & Banks Corp.	6,298	111,978
Dick’s Sporting Goods Inc.(a)	5,816	299,466
Dress Barn Inc.(a)	7,476	167,986
DSW Inc. Class A(a)	2,700	108,243
First Cash Financial Services Inc.(a)	4,725	110,943
Hibbet Sporting Goods Inc.(a)	5,268	169,155
Krispy Kreme Doughnuts Inc.(a)	9,574	118,047
P.F. Chang’s China Bistro Inc.(a)(b)	4,342	171,987
Red Robin Gourmet Burgers Inc.(a)	2,576	92,092
Select Comfort Corp.(a)	8,676	159,985
Texas Roadhouse Inc. Class A(a)	9,020	122,131
Tractor Supply Co.(a)	5,682	285,975
Tween Brands Inc.(a)	5,472	187,088
World Fuel Services Corp.	4,722	216,504
Zumiez Inc.(a)	2,846	93,633

		3,480,851
SAVINGS & LOANS—0.48%
NewAlliance Bancshares Inc.	17,109	273,744

		273,744
SEMICONDUCTORS—6.18%
ATMI Inc.(a)	5,737	191,845
Cree Inc.(a)	12,743	195,987
Diodes Inc.(a)	3,251	119,214
Entegris Inc.(a)	19,527	209,525
FormFactor Inc.(a)	7,068	287,314
Hittite Microwave Corp.(a)	2,240	77,907
Micrel Inc.(a)	9,429	95,327
Microsemi Corp.(a)	11,649	212,012
PMC-Sierra Inc.(a)	34,523	217,495
Rambus Inc.(a)	15,838	294,428
Silicon Image Inc.(a)	13,388	161,861
Silicon Laboratories Inc.(a)	8,307	266,738
SiRF Technology Holdings Inc.(a)	7,848	230,417
Spansion Inc. Class A(a)	13,180	169,099
Standard Microsystems Corp.(a)	3,743	104,430
Tessera Technologies Inc.(a)	7,672	293,377
Varian Semiconductor Equipment Associates Inc.(a)	9,054	372,572

		3,499,548
SOFTWARE—5.70%
Advent Software Inc.(a)	3,138	112,184
Allscripts Healthcare Solutions Inc.(a)	7,299	223,349
Altiris Inc.(a)	4,015	131,411
ANSYS Inc.(a)	5,752	286,967
Blackbaud Inc.	7,154	171,481
Blackboard Inc.(a)	3,995	116,654
Eclipsys Corp.(a)	7,766	152,214
Epicor Software Corp.(a)	8,107	112,282
Informatica Corp.(a)	14,219	178,591
MicroStrategy Inc. Class A(a)	1,572	190,872
Quality Systems Inc.	2,804	118,974
Quest Software Inc.(a)	9,104	135,923
Take-Two Interactive Software Inc.(a)	11,880	206,474
THQ Inc.(a)	10,487	317,756
Transaction Systems Architects Inc. Class A(a)	6,098	220,443
Trident Microsystems Inc.(a)	9,383	195,823
Ultimate Software Group Inc.(a)	3,998	97,471
Wind River Systems Inc.(a)	13,293	131,867
Witness Systems Inc.(a)	5,543	125,494

		3,226,230

STORAGE & WAREHOUSING—0.27%
Mobile Mini Inc.(a)	5,800	154,222

		154,222
TELECOMMUNICATIONS—4.65%
Atheros Communications Inc.(a)	8,542	202,958
Cbeyond Inc.(a)	2,850	84,702
Comtech Telecommunications Corp.(a)	3,793	136,548
Dobson Communications Corp. Class A(a)	24,673	239,081
Finisar Corp.(a)	40,986	132,795
Foundry Networks Inc.(a)	20,819	301,251
Global Crossing Ltd.(a)	3,044	77,987
InterDigital Communications Corp.(a)	8,747	303,433
iPCS Inc.(a)	1,855	98,890
Ixia(a)	6,236	58,930
NETGEAR Inc.(a)	5,487	141,290
Newport Corp.(a)	6,281	125,369
SafeNet Inc.(a)	4,372	109,344
Sonus Networks Inc.(a)	41,531	300,684
Tekelec(a)	11,207	172,588
Viasat Inc.(a)	4,402	145,134

		2,630,984
TRANSPORTATION—3.30%
American Commercial Lines Inc.(a)	3,928	276,688
EGL Inc.(a)	5,351	203,927
Forward Air Corp.	5,013	157,308
Genesee & Wyoming Inc. Class A(a)	6,161	173,679
Hub Group Inc. Class A(a)	6,468	193,134
Kansas City Southern Industries Inc.(a)	12,518	376,291
Kirby Corp.(a)	8,751	310,748
Knight Transportation Inc.(b)	9,230	173,524

		1,865,299

TOTAL COMMON STOCKS
(Cost: $54,620,719)		56,481,634

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.41%

CERTIFICATES OF DEPOSIT(c)—0.09%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$24,157	24,157
Washington Mutual Bank
5.33%, 03/19/07	30,196	30,196

		54,353
COMMERCIAL PAPER(c)—0.64%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	12,696	12,574
Aspen Funding Corp.
5.26%, 02/21/07(d)	7,851	7,828
BNP Paribas Finance Inc.
5.12%, 06/06/07	4,227	4,152

Cantabric Finance LLC
5.25%, 03/06/07(d)	9,663	9,616
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	14,252	14,140
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	13,952	13,616
Curzon Funding LLC
5.24%, 02/27/07(d)	6,625	6,600
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	5,006	4,956
Eureka Securitization
5.26%, 02/09/07(d)	15,098	15,080
Five Finance Inc.
5.22%, 04/20/07(d)	5,556	5,493
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	21,137	20,689
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	19,808	19,704
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	23,553	23,165
Irish Permanent Treasury PLC
5.18%, 07/10/07	6,039	5,901
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	33,710	33,351
Lockhart Funding LLC
5.28%, 02/09/07(d)	12,078	12,064
Nationwide Building Society
5.21%, 04/13/07	11,474	11,356
Nestle Capital Corp.
5.19%, 08/09/07	7,247	7,049
Norddeutsche Landesbank
5.27%, 02/15/07	11,474	11,451
Polonius Inc.
5.26%, 02/20/07	3,416	3,406
Sedna Finance Inc.
5.22%, 04/17/07(d)	6,885	6,810
Simba Funding Corp.
5.20%, 07/23/07(d)	12,078	11,778
Societe Generale
5.18%, 05/16/07	30,196	29,744
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	30,648	30,487
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	14,880	14,812
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	7,058	7,045
Westpac Banking Corp.
5.20%, 07/12/07(d)	10,870	10,618
Zela Finance Inc.
5.20%, 07/16/07(d)	7,247	7,074

		360,559
MEDIUM-TERM NOTES(c)—0.06%
Bank of America N.A.
5.28%, 04/20/07	3,020	3,020
Cullinan Finance Corp.
5.71%, 06/28/07(d)	9,059	9,059
K2 USA LLC
5.39%, 06/04/07(d)	9,059	9,059
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	14,131	14,131

		35,269

MONEY MARKET FUNDS—0.42%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	240,160	240,160

		240,160
REPURCHASE AGREEMENTS(c)—0.54%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $24,160 (collateralized by non-U.S. Government debt securities, value $24,904, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$24,156	24,156
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $18,120 (collateralized by U.S. Government obligations, value $18,497, 4.00% to 6.50%, 12/1/08 to 2/1/37).	18,117	18,117
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $1,208 (collateralized by non-U.S. Government debt securities, value $1,269, 5.43%, 3/15/08).	1,208	1,208
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $42,279 (collateralized by non-U.S. Government debt securities, value $45,564, 0.00% to 6.30%, 5/27/33 to 10/25/46).	42,273	42,273
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $13,288 (collateralized by non-U.S. Government debt securities, value $14,317, 0.00% to 6.30%, 5/27/33 to 10/25/46).	13,286	13,286
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $7,248 (collateralized by non-U.S. Government debt securities, value $7,812, 0.00% to 6.30%, 5/27/33 to 10/25/46).	7,247	7,247
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $24,160 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $25,078, 0.00% to 11.00%, 2/8/07 to 5/25/46).	24,156	24,156
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $10,523 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $10,920, 0.00% to 11.00%, 2/8/07 to 5/25/46).	10,521	10,521
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $7,248 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $7,525, 0.00% to 11.00%, 2/8/07 to 5/25/46).	7,247	7,247
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $56,777 (collateralized by non-U.S. Government debt securities, value $62,596, 2.35% to 6.27%, 10/1/33 to 12/14/36).	56,768	56,768
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $6,040 (collateralized by non-U.S. Government debt securities, value $6,347, 0.00% to 5.95%, 12/1/29 to 6/1/46).	6,039	6,039

JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $3,020 (collateralized by non-U.S. Government debt securities, value $3,174, 6.38% to 9.75%, 5/15/09 to 6/15/32).	3,020	3,020
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $18,120 (collateralized by non-U.S. Government debt securities, value $18,889, 2.28% to 11.19%, 3/20/07 to 12/15/66).	18,117	18,117
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $12,080 (collateralized by non-U.S. Government debt securities, value $12,465, 0.00% to 10.13%, 8/16/07 to 7/1/26).	12,078	12,078
Morgan Stanley 5.36%, due 2/1/07, maturity value $12,080 (collateralized by non-U.S. Government debt securities, value $13,816, 0.00% to 10.00%, 2/1/07 to 1/31/37).	12,078	12,078
Morgan Stanley 5.51%, due 6/4/07, maturity value $8,615 (collateralized by non-U.S. Government debt securities, value $11,357, 0.00% to 10.00%, 2/1/07 to 1/31/37). (g)	8,455	8,455
Wachovia Capital 5.38%, due 2/1/07, maturity value $38,656 (collateralized by non-U.S. Government debt securities, value $40,621, 0.00% to 8.31%, 2/15/08 to 8/15/48).	38,650	38,650

		303,416
TIME DEPOSITS(c)—0.08%
Dexia Credit Local
5.28%, 02/01/07	1,226	1,226
Societe Generale
5.28%, 02/01/07	24,156	24,156
UBS AG
5.28%, 02/01/07	18,117	18,117

		43,499
VARIABLE & FLOATING RATE NOTES(c)—1.58%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	30,920	30,924
American Express Bank
5.29%, 02/28/07	12,078	12,078
American Express Centurion Bank
5.41%, 07/19/07	13,286	13,293
American Express Credit Corp.
5.42%, 07/05/07	3,623	3,624
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	1,061	1,061
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	9,059	9,059
ASIF Global Financing
5.41%, 05/03/07(d)	1,208	1,208
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	7,851	7,851
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	17,513	17,514
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	30,799	30,800
BMW US Capital LLC
5.32%, 01/15/08(d)	12,078	12,078
BNP Paribas
5.35%, 11/19/07(d)	22,345	22,345

Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	8,817	8,817
CC USA Inc.
5.36%, 07/30/07(d)	6,039	6,040
Commodore CDO Ltd.
5.44%, 12/12/07(d)	3,020	3,020
Credit Agricole SA
5.33%, 11/23/07	12,078	12,078
Cullinan Finance Corp.
5.36%, 04/25/07(d)	3,020	3,020
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	1,355	1,355
DEPFA Bank PLC
5.40%, 12/14/07(d)	12,078	12,078
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	13,890	13,890
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	8,062	8,062
Fifth Third Bancorp
5.32%, 01/23/08(d)	24,156	24,156
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	7,851	7,850
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	12,682	12,684
Granite Master Issuer PLC
5.29%, 08/20/07(d)	42,274	42,274
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	27,780	27,566
Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	18,117	18,119
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	12,078	12,078
Holmes Financing PLC
5.29%, 07/16/07(d)	21,137	21,137
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	33,215	33,215
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	9,059	9,058
Kestrel Funding LLC
5.30%, 07/11/07(d)	4,831	4,831
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	7,247	7,247
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	15,304	15,304
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	13,286	13,286
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	4,258	4,258
Marshall & Ilsley Bank
5.32%, 01/15/08	6,643	6,643
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	21,858	21,858
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	13,286	13,286
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	18,117	18,117
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	1,208	1,208
Mound Financing PLC
5.29%, 05/08/07(d)	11,354	11,354
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	43,482	43,481

National City Bank of Indiana
5.35%, 05/21/07	6,039	6,039
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	39,858	39,863
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	12,108	12,106
Northern Rock PLC
5.36%, 08/03/07(d)	14,494	14,494
Northlake CDO I
5.42%, 09/06/07(d)	3,623	3,623
Pricoa Global Funding I
5.31%, 01/25/08	16,306	16,306
Principal Life Global Funding I
5.78%, 02/08/07(d)	5,435	5,436
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	17,513	17,513
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	12,078	12,078
Strips III LLC
5.37%, 07/24/07(d)	2,536	2,536
SunTrust Bank
5.30%, 05/01/07	12,078	12,078
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	29,471	29,470
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	19,929	19,929
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	14,167	14,167
Wachovia Bank N.A.
5.36%, 05/22/07	24,156	24,156
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	9,059	9,061
Wells Fargo & Co.
5.33%, 11/15/07(d)	6,039	6,039
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	9,059	9,059
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	36,235	36,232
Wind Master Trust
5.31%, 07/25/07(d)	4,831	4,831

		894,221

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,931,477)		1,931,477

TOTAL INVESTMENTS IN SECURITIES —103.22%
(Cost: $56,552,196)		58,413,111
Other Assets, Less Liabilities —(3.22)%		(1,820,243)

NET ASSETS —100.00%		$56,592,868

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2007

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.30%
Catalina Marketing Corp.	12,568	$358,816

		358,816
AGRICULTURE—0.37%
Universal Corp.	8,890	429,654

		429,654
APPAREL—0.23%
Kellwood Co.	8,252	270,666

		270,666
AUTO PARTS & EQUIPMENT—2.56%
American Axle & Manufacturing Holdings Inc.	15,243	316,750
ArvinMeritor Inc.	23,231	447,197
Bandag Inc.	2,269	115,606
Cooper Tire & Rubber Co.	21,152	338,220
Lear Corp.	23,368	791,240
Modine Manufacturing Co.	10,795	282,397
Tenneco Inc.(a)	15,918	370,093
Visteon Corp.(a)	44,081	352,648

		3,014,151
BANKS—14.12%
Alabama National Bancorp	6,569	461,932
AMCORE Financial Inc.	7,654	258,476
BancFirst Corp.	2,542	123,719
Central Pacific Financial Corp.	10,612	414,717
Chemical Financial Corp.	7,929	236,284
Chittenden Corp.	16,138	491,563
Citizens Banking Corp.	26,586	651,623
City Holding Co.	6,071	243,447
Community Bank System Inc.	10,335	234,191
Community Banks Inc.	8,123	206,405
Corus Bankshares Inc.(b)	11,628	247,676
CVB Financial Corp.	23,034	287,925
F.N.B. Corp. (Pennsylvania)	20,728	364,606
First Charter Corp.	11,835	284,632
First Commonwealth Financial Corp.	23,115	303,962
First Financial Bancorp	13,683	224,812
First Financial Bankshares Inc.	6,140	253,091
First Midwest Bancorp Inc.	17,247	647,452
First Republic Bank	10,700	574,804
1st Source Corp.	4,424	127,721
FirstMerit Corp.	26,201	590,047
Fremont General Corp.	23,270	316,472
Greater Bay Bancorp	17,932	501,020
Harleysville National Corp.	10,018	193,347
IBERIABANK Corp.	3,101	178,773
International Bancshares Corp.	17,330	507,942
Irwin Financial Corp.	8,465	184,791
MB Financial Inc.	12,843	474,164
Mid-State Bancshares	7,613	279,093
National Penn Bancshares Inc.	14,912	280,346

NBT Bancorp Inc.	11,877	294,550
Old National Bancorp	20,815	390,073
Pacific Capital Bancorp	16,289	520,596
Park National Corp.	3,854	379,735
Provident Bankshares Corp.	11,505	407,737
S&T Bancorp Inc.	8,731	302,616
Sterling Bancshares Inc.	24,485	295,044
Sterling Financial Corp. (Pennsylvania)	8,784	200,802
Susquehanna Bancshares Inc.	18,073	456,163
TrustCo Bank Corp. NY(b)	25,633	269,659
Trustmark Corp.	17,906	527,511
UMB Financial Corp.	10,282	376,013
Umpqua Holdings Corp.	20,096	571,731
United Bancshares Inc.	13,558	495,138
W Holding Co. Inc.	45,712	240,445
WesBanco Inc.	6,758	214,904
Westamerica Bancorp	10,672	531,999

		16,619,749
BIOTECHNOLOGY—0.36%
Celera Group(a)	26,898	426,602

		426,602
BUILDING MATERIALS—0.85%
Lennox International Inc.	22,423	680,314
Universal Forest Products Inc.	6,491	317,410

		997,724
CHEMICALS—3.72%
CF Industries Holdings Inc.	17,260	526,430
Fuller (H.B.) Co.	20,638	533,905
Georgia Gulf Corp.	11,799	245,537
Grace (W.R.) & Co.(a)	19,665	426,730
MacDermid Inc.	8,877	307,943
Olin Corp.	25,386	427,500
PolyOne Corp.(a)	29,710	217,774
Rockwood Holdings Inc.(a)	12,391	328,361
Schulman (A.) Inc.	8,309	173,492
Sensient Technologies Corp.	15,968	394,090
Terra Industries Inc.(a)	32,148	457,466
UAP Holding Corp.	13,410	335,920

		4,375,148
COMMERCIAL SERVICES—3.36%
ABM Industries Inc.	15,197	392,690
Deluxe Corp.	18,003	538,650
Dollar Thrifty Automotive Group Inc.(a)	7,806	367,897
Emergency Medical Services LP(a)	3,181	82,706
MAXIMUS Inc.	7,386	222,688
PHH Corp.(a)	18,475	540,578
Rent-A-Center Inc.(a)	24,162	711,813
Stewart Enterprises Inc. Class A	32,654	232,170
United Rentals Inc.(a)	23,932	616,249
Valassis Communications Inc.(a)	16,432	252,560

		3,958,001
COMPUTERS—1.01%
Gateway Inc.(a)	87,720	179,826
Imation Corp.	12,090	526,036
Perot Systems Corp. Class A(a)	29,898	488,533

		1,194,395
DISTRIBUTION & WHOLESALE—1.06%
Building Materials Holding Corp.	9,991	238,086
Owens & Minor Inc.	13,938	466,226
United Stationers Inc.(a)	10,615	540,940

		1,245,252

DIVERSIFIED FINANCIAL SERVICES—1.31%
Accredited Home Lenders Holding Co.(a)	7,753	215,301
Financial Federal Corp.	9,331	266,867
Friedman, Billings, Ramsey Group Inc. Class A	52,400	411,864
GAMCO Investors Inc. Class A	1,806	70,127
Piper Jaffray Companies(a)	6,534	450,454
Stewart (W.P.) & Co. Ltd.	7,933	124,151

		1,538,764
ELECTRIC—5.19%
ALLETE Inc.	8,776	422,038
Avista Corp.	16,853	423,853
Black Hills Corp.	11,529	427,380
CH Energy Group Inc.	5,437	277,504
Cleco Corp.	19,822	506,254
Duquesne Light Holdings Inc.	30,327	606,843
Empire District Electric Co. (The)	10,427	248,267
IDACORP Inc.	14,824	547,747
MGE Energy Inc.	7,006	239,465
NorthWestern Corp.	12,277	440,253
Otter Tail Corp.	9,005	291,132
PNM Resources Inc.	22,143	674,919
Portland General Electric Co.	9,316	243,520
UIL Holdings Corp.	7,697	298,721
UniSource Energy Corp.	12,197	457,631

		6,105,527
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
GrafTech International Ltd.(a)	34,956	283,843
Power-One Inc.(a)	25,820	190,810

		474,653
ELECTRONICS—0.33%
KEMET Corp.(a)	29,801	224,700
Park Electrochemical Corp.	6,344	169,321

		394,021
ENGINEERING & CONSTRUCTION—0.53%
EMCOR Group Inc.(a)	10,884	624,959

		624,959
ENTERTAINMENT—0.20%
Magna Entertainment Corp. Class A(a)	12,479	52,786
Speedway Motorsports Inc.	4,792	184,875

		237,661
ENVIRONMENTAL CONTROL—0.32%
Metal Management Inc.	9,044	371,166

		371,166
FOOD—2.20%
Chiquita Brands International Inc.	14,550	230,908
Fresh Del Monte Produce Inc.	9,878	152,121
Great Atlantic & Pacific Tea Co.	6,085	175,674
Ingles Markets Inc. Class A	4,150	151,973
J&J Snack Foods Corp.	4,748	195,997
Lance Inc.	10,662	226,781
Premium Standard Farms Inc.	6,800	129,336
Ralcorp Holdings Inc.(a)	9,349	517,374
Ruddick Corp.	12,285	341,523
TreeHouse Foods Inc.(a)	10,719	319,533
Weis Markets Inc.	3,381	146,330

		2,587,550

FOREST PRODUCTS & PAPER—1.49%
Bowater Inc.	19,344	529,445
Glatfelter Co.	14,309	231,663
Potlatch Corp.	13,385	631,906
Rock-Tenn Co. Class A	11,023	360,673

		1,753,687
GAS—3.21%
Laclede Group Inc. (The)	6,897	224,015
New Jersey Resources Corp.	9,705	452,253
Nicor Inc.	15,335	697,742
Northwest Natural Gas Co.	9,503	386,677
Peoples Energy Corp.	13,260	577,473
South Jersey Industries Inc.	10,003	330,499
Southwest Gas Corp.	14,519	569,871
WGL Holdings Inc.	16,863	533,377

		3,771,907
HEALTH CARE-PRODUCTS—0.39%
CONMED Corp.(a)	9,718	235,176
Invacare Corp.	10,534	227,429

		462,605
HEALTH CARE-SERVICES—0.63%
Apria Healthcare Group Inc.(a)	14,600	405,442
Kindred Healthcare Inc.(a)	11,547	331,399

		736,841
HOME BUILDERS—1.80%
Beazer Homes USA Inc.	12,843	558,799
Brookfield Homes Corp.(b)	4,131	149,997
Hovnanian Enterprises Inc. Class A(a)	11,885	395,652
Meritage Homes Corp.(a)	7,527	334,575
Standard-Pacific Corp.	22,451	616,055
Technical Olympic USA Inc.	6,586	62,765

		2,117,843
HOME FURNISHINGS—0.55%
Ethan Allen Interiors Inc.	10,325	388,943
Furniture Brands International Inc.(b)	15,459	257,702

		646,645
HOUSEHOLD PRODUCTS & WARES—1.58%
American Greetings Corp. Class A	19,579	470,288
Blyth Inc.	9,918	206,195
Harland (John H.) Co.	8,892	447,979
Helen of Troy Ltd.(a)	9,707	234,036
Tupperware Brands Corp.	21,286	496,602

		1,855,100
INSURANCE—8.91%
Alfa Corp.	12,797	241,351
American Equity Investment Life Holding Co.	18,186	232,963
Argonaut Group Inc.(a)	11,140	373,636
Assured Guaranty Ltd.	16,754	439,625
CNA Surety Corp.(a)	5,501	116,896
Delphi Financial Group Inc. Class A	14,887	587,143
FBL Financial Group Inc. Class A	4,463	173,209
Harleysville Group Inc.	4,908	166,872
Horace Mann Educators Corp.	14,746	292,413
Infinity Property & Casualty Corp.	6,839	327,178
IPC Holdings Ltd.	21,971	647,046
LandAmerica Financial Group Inc.	7,278	458,951
Max Re Capital Ltd.	15,495	371,880
Midland Co. (The)	4,646	213,623

Navigators Group Inc. (The)(a)	4,611	220,360
Ohio Casualty Corp.	21,345	630,531
Phoenix Companies Inc.	38,982	585,899
Platinum Underwriters Holdings Ltd.	20,479	611,298
Presidential Life Corp.	7,483	162,606
ProAssurance Corp.(a)	10,641	540,456
RLI Corp.	7,646	423,130
Safety Insurance Group Inc.	5,038	246,056
Scottish Re Group Ltd.	16,330	76,751
Selective Insurance Group Inc.	9,943	511,567
State Auto Financial Corp.	4,925	158,486
Stewart Information Services Corp.	5,907	248,330
Triad Guaranty Inc.(a)	4,240	218,360
21st Century Insurance Group	9,023	191,649
United America Indemnity Ltd. Class A(a)	6,962	167,923
United Fire & Casualty Co.	7,510	254,214
Zenith National Insurance Corp.	12,954	591,998

		10,482,400
INTERNET—0.71%
Ariba Inc.(a)	25,938	241,223
EarthLink Inc.(a)	39,051	285,463
United Online Inc.	22,398	314,468

		841,154
IRON & STEEL—2.03%
AK Steel Holding Corp.(a)	38,279	805,390
Cleveland-Cliffs Inc.	14,398	786,994
Gibraltar Industries Inc.	9,630	236,224
Ryerson Inc.	8,254	258,928
Schnitzer Steel Industries Inc. Class A	7,854	302,379

		2,389,915
LEISURE TIME—1.03%
Callaway Golf Co.	23,318	385,213
K2 Inc.(a)	16,152	195,116
Polaris Industries Inc.	13,589	635,422

		1,215,751
MACHINERY—0.67%
Briggs & Stratton Corp.	17,321	513,394
NACCO Industries Inc.	1,878	271,277

		784,671
MANUFACTURING—2.65%
Ameron International Corp.	2,842	229,264
AptarGroup Inc.	11,200	683,312
EnPro Industries Inc.(a)	7,284	240,736
Federal Signal Corp.	16,618	272,868
FreightCar America Inc.	4,333	251,791
Griffon Corp.(a)	9,314	239,929
Jacuzzi Brands Inc.(a)	26,574	330,315
Lancaster Colony Corp.	8,651	378,395
Smith (A.O.) Corp.	7,142	273,896
Tredegar Corp.	9,538	219,088

		3,119,594
MEDIA—3.58%
Belo Corp.	30,483	570,642
Charter Communications Inc. Class A(a)	157,351	550,729
Citadel Broadcasting Corp.	12,430	132,007
Cox Radio Inc. Class A(a)	11,746	183,942
Entercom Communications Corp.	11,147	314,234
Journal Communications Inc. Class A	16,485	222,053
Lee Enterprises Inc.	13,670	454,254
Media General Inc. Class A	7,254	290,233

Mediacom Communications Corp.(a)	19,061	151,154
Readers Digest Association Inc. (The)	33,720	569,531
Scholastic Corp.(a)	11,692	413,312
Sinclair Broadcast Group Inc. Class A	16,478	193,946
Westwood One Inc.	23,845	165,246

		4,211,283
METAL FABRICATE & HARDWARE—1.27%
Castle (A.M.) & Co.	3,805	95,125
Mueller Industries Inc.	12,768	415,854
Quanex Corp.	12,880	504,767
Worthington Industries Inc.	25,233	483,969

		1,499,715
MINING—1.21%
Century Aluminum Co.(a)	8,336	379,955
Compass Minerals International Inc.	11,018	341,889
Hecla Mining Co.(a)	40,756	290,590
USEC Inc.(a)	29,916	405,661

		1,418,095
OFFICE & BUSINESS EQUIPMENT—0.42%
IKON Office Solutions Inc.	33,353	496,960

		496,960
OIL & GAS—2.09%
Houston Exploration Co.(a)	9,747	509,963
Rosetta Resources Inc.(a)	17,422	327,708
Stone Energy Corp.(a)	9,025	306,760
Swift Energy Co.(a)	10,382	460,338
Western Refining Inc.	9,732	266,170
Whiting Petroleum Corp.(a)	12,814	583,934

		2,454,873
PACKAGING & CONTAINERS—0.46%
Graphic Packaging Corp.(a)	34,902	168,577
Silgan Holdings Inc.	7,839	367,100

		535,677
REAL ESTATE INVESTMENT TRUSTS—10.46%
American Financial Realty Trust	44,683	499,556
American Home Mortgage Investment Corp.	15,654	546,951
Anthracite Capital Inc.	19,667	268,848
Capital Trust Inc. Class A	5,673	281,381
Deerfield Triarc Capital Corp.	14,143	236,188
DiamondRock Hospitality Co.	30,434	573,681
Equity One Inc.	12,895	357,707
FelCor Lodging Trust Inc.	21,774	480,552
Getty Realty Corp.	6,693	208,487
Healthcare Realty Trust Inc.	16,707	708,043
Highwoods Properties Inc.	19,572	855,296
Impac Mortgage Holdings Inc.	24,376	210,121
Inland Real Estate Corp.	21,052	425,671
KKR Financial Corp.	27,943	756,138
Lexington Realty Trust	22,411	476,906
MFA Mortgage Investments Inc.	27,417	203,982
Mills Corp.	17,607	381,192
National Health Investors Inc.	8,650	277,665
National Retail Properties Inc.	20,719	492,076
Newcastle Investment Corp.	16,021	519,401
NovaStar Financial Inc.(b)	12,731	270,406
Omega Healthcare Investors Inc.	20,379	369,471
Parkway Properties Inc.	5,138	281,819
RAIT Financial Trust	21,506	804,109
Redwood Trust Inc.	8,587	545,790
Senior Housing Properties Trust	26,583	691,690
Sovran Self Storage Inc.	6,770	406,200
Sun Communities Inc.	5,827	184,191

		12,313,518

RETAIL—8.11%
Asbury Automotive Group Inc.	9,601	234,840
BJ’s Wholesale Club Inc.(a)	22,694	693,075
Blockbuster Inc. Class A(a)	37,078	240,636
Blockbuster Inc. Class B(a)	21,616	130,993
Bob Evans Farms Inc.	12,678	430,672
Borders Group Inc.	21,803	457,427
Buckle Inc. (The)	5,257	176,530
Cato Corp. Class A	10,585	238,903
CBRL Group Inc.	8,789	412,116
Domino’s Pizza Inc.	13,509	385,952
Finish Line Inc. (The) Class A	14,481	184,922
Group 1 Automotive Inc.	7,382	391,246
IHOP Corp.	5,443	289,568
Insight Enterprises Inc.(a)	16,545	336,360
Jack in the Box Inc.(a)	12,360	763,724
Landry’s Restaurants Inc.	5,989	179,371
Nu Skin Enterprises Inc. Class A	18,389	339,277
Payless ShoeSource Inc.(a)	22,865	776,267
Pep Boys-Manny, Moe & Jack Inc.	14,802	226,619
Pier 1 Imports Inc.	27,564	186,608
Regis Corp.	15,732	657,440
Sonic Automotive Inc.	10,465	328,078
Stage Stores Inc.	10,013	321,317
Talbots Inc. (The)	7,730	182,428
Triarc Companies Inc. Class A	5,440	115,546
Triarc Companies Inc. Class B	11,865	231,961
Tuesday Morning Corp.	10,393	173,147
Zale Corp.(a)	16,658	458,428

		9,543,451
SAVINGS & LOANS—2.23%
Anchor BanCorp Wisconsin Inc.	7,119	212,573
BankAtlantic Bancorp Inc. Class A	16,528	219,492
BankUnited Financial Corp. Class A	12,464	343,882
Downey Financial Corp.	7,225	516,877
FirstFed Financial Corp.(a)	5,716	394,118
Flagstar Bancorp Inc.	13,486	195,682
MAF Bancorp Inc.	10,934	491,374
PFF Bancorp Inc.	7,487	253,585

		2,627,583
SEMICONDUCTORS—0.82%
Amkor Technology Inc.(a)	35,573	374,584
Axcelis Technologies Inc.(a)	34,793	224,067
Brooks Automation Inc.(a)	25,969	361,488

		960,139
SOFTWARE—0.08%
SYNNEX Corp.(a)	4,801	92,179

		92,179
TELECOMMUNICATIONS—1.64%
Black Box Corp.	6,061	248,986
Cincinnati Bell Inc.(a)	85,432	415,200
Commonwealth Telephone Enterprises Inc.	6,895	291,245
Iowa Telecommunications Services Inc.	9,811	197,201
Loral Space & Communications Inc.(a)	4,419	210,654
MasTec Inc.(a)	14,892	167,535
Premiere Global Services Inc.(a)	24,461	231,401
USA Mobility Inc.	8,537	173,301

		1,935,523

TEXTILES—0.41%
G&K Services Inc. Class A	7,339	273,671
UniFirst Corp.	4,957	205,864

		479,535
TOYS, GAMES & HOBBIES—0.16%
JAKKS Pacific Inc.(a)	9,530	193,173

		193,173
TRANSPORTATION—2.39%
Arkansas Best Corp.	7,756	296,434
Atlas Air Worldwide Holdings Inc.(a)	5,082	243,682
Bristow Group Inc.(a)	7,625	284,794
General Maritime Corp.	9,143	333,628
OMI Corp.	21,774	480,334
Ship Finance International Ltd.	13,956	331,176
Swift Transportation Co. Inc.(a)	15,860	484,047
Werner Enterprises Inc.	18,728	356,019

		2,810,114
WATER—0.41%
American States Water Co.	5,768	226,048
California Water Service Group	6,565	261,024

		487,072

TOTAL COMMON STOCKS
(Cost: $109,899,903)		117,461,462

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.60%

CERTIFICATES OF DEPOSIT(c)—0.02%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$8,179	8,179
Washington Mutual Bank
5.33%, 03/19/07	10,223	10,223

		18,402
COMMERCIAL PAPER(c)—0.10%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	4,298	4,254
Aspen Funding Corp.
5.26%, 02/21/07(d)	2,658	2,650
BNP Paribas Finance Inc.
5.12%, 06/06/07	1,431	1,406
Cantabric Finance LLC
5.25%, 03/06/07(d)	3,271	3,256
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	4,825	4,788
Crown Point Capital Co. LLC
5.20%, 07/18/07(d)	4,724	4,610
Curzon Funding LLC
5.24%, 02/27/07(d)	2,243	2,234
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	1,695	1,678
Eureka Securitization
5.26%, 02/09/07(d)	5,112	5,106
Five Finance Inc.
5.22%, 04/20/07(d)	1,881	1,860

General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07(d)	7,156	7,004
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	6,706	6,671
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	7,974	7,844
Irish Permanent Treasury PLC
5.18%, 07/10/07	2,045	1,998
Lexington Parker Capital Co. LLC
5.18%-5.26%, 02/14/07-07/25/07(d)	11,413	11,292
Lockhart Funding LLC
5.28%, 02/09/07(d)	4,089	4,085
Nationwide Building Society
5.21%, 04/13/07	3,885	3,845
Nestle Capital Corp.
5.19%, 08/09/07	2,454	2,387
Norddeutsche Landesbank
5.27%, 02/15/07	3,885	3,877
Polonius Inc.
5.26%, 02/20/07	1,156	1,153
Sedna Finance Inc.
5.22%, 04/17/07(d)	2,331	2,306
Simba Funding Corp.
5.20%, 07/23/07(d)	4,089	3,988
Societe Generale
5.18%, 05/16/07	10,223	10,070
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	10,377	10,321
Thornburg Mortgage Capital Resources
5.28%-5.30%, 02/21/07-03/12/07(d)	5,038	5,015
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	2,390	2,385
Westpac Banking Corp.
5.20%, 07/12/07(d)	3,680	3,595
Zela Finance Inc.
5.20%, 07/16/07(d)	2,454	2,395

		122,073
MEDIUM-TERM NOTES(c)—0.01%
Bank of America N.A.
5.28%, 04/20/07	1,022	1,022
Cullinan Finance Corp.
5.71%, 06/28/07(d)	3,067	3,067
K2 USA LLC
5.39%, 06/04/07(d)	3,067	3,067
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	4,784	4,784

		11,940
MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	133,744	133,744

		133,744
REPURCHASE AGREEMENTS(c)—0.09%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $8,180 (collateralized by non-U.S. Government debt securities, value $8,432, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$8,179	8,179
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $6,135 (collateralized by U.S. Government obligations, value $6,263, 4.00% to 6.50%, 12/1/08 to 2/1/37).	6,134	6,134

BNP Securities Corp. 5.36%, due 2/1/07, maturity value $409 (collateralized by non-U.S. Government debt securities, value $430, 5.43%, 3/15/08).	409	409
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $14,315 (collateralized by non-U.S. Government debt securities, value $15,427, 0.00% to 6.30%, 5/27/33 to 10/25/46).	14,313	14,313
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $4,499 (collateralized by non-U.S. Government debt securities, value $4,847, 0.00% to 6.30%, 5/27/33 to 10/25/46).	4,498	4,498
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $2,454 (collateralized by non-U.S. Government debt securities, value $2,645, 0.00% to 6.30%, 5/27/33 to 10/25/46).	2,454	2,454
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $8,180 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $8,490, 0.00% to 11.00%, 2/8/07 to 5/25/46).	8,179	8,179
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $3,563 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $3,697, 0.00% to 11.00%, 2/8/07 to 5/25/46).	3,562	3,562
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $2,454 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,548, 0.00% to 11.00%, 2/8/07 to 5/25/46).	2,454	2,454
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $19,223 (collateralized by non-U.S. Government debt securities, value $21,193, 2.35% to 6.27%, 10/1/33 to 12/14/36).	19,220	19,220
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $2,045 (collateralized by non-U.S. Government debt securities, value $2,149, 0.00% to 5.95%, 12/1/29 to 6/1/46).	2,045	2,045
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $1,022 (collateralized by non-U.S. Government debt securities, value $1,074, 6.38% to 9.75%, 5/15/09 to 6/15/32).	1,022	1,022
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $6,135 (collateralized by non-U.S. Government debt securities, value $6,395, 2.28% to 11.19%, 3/20/07 to 12/15/66).	6,134	6,134
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $4,090 (collateralized by non-U.S. Government debt securities, value $4,220, 0.00% to 10.13%, 8/16/07 to 7/1/26).	4,089	4,089
Morgan Stanley 5.36%, due 2/1/07, maturity value $4,090 (collateralized by non-U.S. Government debt securities, value $4,678, 0.00% to 10.00%, 2/1/07 to 1/31/37).	4,089	4,089
Morgan Stanley 5.51%, due 6/4/07, maturity value $2,917 (collateralized by non-U.S. Government debt securities, value $3,845, 0.00% to 10.00%, 2/1/07 to 1/31/37).(g)	2,863	2,863
Wachovia Capital 5.38%, due 2/1/07, maturity value $13,088 (collateralized by non-U.S. Government debt securities, value $13,753, 0.00% to 8.31%, 2/15/08 to 8/15/48).	13,086	13,086

		102,730

TIME DEPOSITS(c)—0.01%
Dexia Credit Local
5.28%, 02/01/07	415	415
Societe Generale
5.28%, 02/01/07	8,179	8,179
UBS AG
5.28%, 02/01/07	6,134	6,134

		14,728
VARIABLE & FLOATING RATE NOTES(c)—0.26%
Allstate Life Global Funding II
5.30%-5.40%, 11/02/07-02/15/08(d)	10,469	10,469
American Express Bank
5.29%, 02/28/07	4,089	4,090
American Express Centurion Bank
5.41%, 07/19/07	4,498	4,501
American Express Credit Corp.
5.42%, 07/05/07	1,227	1,227
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	359	359
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(d)	3,067	3,067
ASIF Global Financing
5.41%, 05/03/07(d)	409	409
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08(d)	2,658	2,658
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(d)	5,930	5,930
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	10,428	10,427
BMW US Capital LLC
5.32%, 01/15/08(d)	4,089	4,089
BNP Paribas
5.35%, 11/19/07(d)	7,565	7,565
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	2,985	2,985
CC USA Inc.
5.36%, 07/30/07(d)	2,045	2,045
Commodore CDO Ltd.
5.44%, 12/12/07(d)	1,022	1,022
Credit Agricole SA
5.33%, 11/23/07	4,089	4,089
Cullinan Finance Corp.
5.36%, 04/25/07(d)	1,022	1,022
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	459	459
DEPFA Bank PLC
5.40%, 12/14/07(d)	4,089	4,089
Dorada Finance Inc.
5.33%-5.41%, 06/27/07-07/17/07(d)	4,703	4,702
Eli Lilly Services Inc.
5.32%, 12/31/07(d)	2,730	2,730
Fifth Third Bancorp
5.32%, 01/23/08(d)	8,179	8,179
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	2,658	2,658
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-01/24/08(d)	4,294	4,295
Granite Master Issuer PLC
5.29%, 08/20/07(d)	14,313	14,313
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	9,405	9,333

Hartford Life Global Funding Trust
5.34%-5.40%, 07/13/07-01/15/08	6,134	6,134
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	4,089	4,089
Holmes Financing PLC
5.29%, 07/16/07(d)	7,156	7,156
JPMorgan Chase & Co.
5.30%-5.45%, 07/27/07-02/01/08(g)	11,246	11,246
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	3,067	3,067
Kestrel Funding LLC
5.30%, 07/11/07(d)	1,636	1,636
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	2,454	2,454
Leafs LLC
5.32%, 02/20/07-01/22/08(d)	5,182	5,182
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	4,498	4,498
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	1,442	1,442
Marshall & Ilsley Bank
5.32%, 01/15/08	2,249	2,249
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	7,401	7,400
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	4,498	4,498
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	6,134	6,134
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	409	409
Mound Financing PLC
5.29%, 05/08/07(d)	3,844	3,844
Natexis Banques Populaires
5.33%-5.37%, 02/05/07-02/08/08(d)	14,722	14,722
National City Bank of Indiana
5.35%, 05/21/07	2,045	2,045
Nationwide Building Society
5.37%-5.48%, 07/20/07-01/07/08(d)	13,495	13,496
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	4,100	4,099
Northern Rock PLC
5.36%, 08/03/07(d)	4,907	4,907
Northlake CDO I
5.42%, 09/06/07(d)	1,227	1,227
Pricoa Global Funding I
5.31%, 01/25/08	5,521	5,521
Principal Life Global Funding I
5.78%, 02/08/07(d)	1,840	1,840
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	5,930	5,929
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08(d)	4,089	4,089
Strips III LLC
5.37%, 07/24/07(d)	859	858
SunTrust Bank
5.30%, 05/01/07	4,089	4,089
Tango Finance Corp.
5.27%-5.34%, 04/25/07-07/16/07(d)	9,978	9,978
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	6,747	6,747
Wachovia Asset Securitization Inc.
5.31%, 02/25/07(d)	4,797	4,797
Wachovia Bank N.A.
5.36%, 05/22/07	8,179	8,179
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	3,067	3,068

Wells Fargo & Co.
5.33%, 11/15/07(d)	2,045	2,045
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	3,067	3,067
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	12,268	12,266
Wind Master Trust
5.31%, 07/25/07(d)	1,636	1,636

		302,755

TOTAL SHORT-TERM INVESTMENTS
(Cost: $706,372)		706,372

TOTAL INVESTMENTS IN SECURITIES —100.41%
(Cost: $110,606,275)		118,167,834
Other Assets, Less Liabilities —(0.41)%		(485,570)

NET ASSETS —100.00%		$117,682,264

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of January 31, 2007, the Trust offered 101 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Pharmaceuticals, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Regional Banks, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Utilities Sector, iShares KLD 400 Social, iShares KLD Select SocialSM, iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares KLD 400 Social Index Fund commenced operations on November 14, 2006.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

FEDERAL INCOME TAXES

As of January 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors	$2,588,359,119	$779,297,372	$(43,028)	$779,254,344
Dow Jones Select Dividend	7,018,560,384	1,040,014,073	(78,906,557)	961,107,516
Dow Jones Transportation Average	336,529,505	4,352,996	(14,437,229)	(10,084,233)
Dow Jones U.S. Aerospace & Defense	110,803,337	11,265,838	(151,275)	11,114,563
Dow Jones U.S. Basic Materials Sector	478,947,802	61,209,911	(20,075,350)	41,134,561
Dow Jones U.S. Broker-Dealers	140,970,025	8,152,167	(1,580,994)	6,571,173
Dow Jones U.S. Consumer Goods Sector	334,313,830	41,070,310	(14,706,170)	26,364,140
Dow Jones U.S. Consumer Services Sector	368,625,840	22,032,454	(18,932,380)	3,100,074
Dow Jones U.S. Energy Sector	775,570,017	85,121,704	(13,781,059)	71,340,645
Dow Jones U.S. Financial Sector	503,535,339	77,080,733	(6,212,892)	70,867,841
Dow Jones U.S. Financial Services	305,240,502	15,913,690	(3,901,926)	12,011,764
Dow Jones U.S. Healthcare Providers	111,168,025	2,645,029	(1,249,688)	1,395,341
Dow Jones U.S. Healthcare Sector	1,282,416,875	80,238,894	(67,852,822)	12,386,072

Dow Jones U.S. Home Construction	108,046,910	3,761,255	(2,896,318)	864,937
Dow Jones U.S. Industrial Sector	295,946,985	38,833,005	(5,149,040)	33,683,965
Dow Jones U.S. Insurance	17,933,524	932,922	(104,217)	828,705
Dow Jones U.S. Medical Devices	100,420,019	5,641,695	(811,525)	4,830,170
Dow Jones U.S. Oil Equipment & Services	105,991,107	597,709	(4,388,923)	(3,791,214)
Dow Jones U.S. Oil & Gas Exploration & Production	50,606,229	1,495,634	(1,949,534)	(453,900)
Dow Jones U.S. Pharmaceuticals	56,688,165	5,517,068	(460,965)	5,056,103
Dow Jones U.S. Real Estate	1,775,107,893	112,078,473	(5,051,944)	107,026,529
Dow Jones U.S. Regional Banks	27,560,970	939,967	(177,718)	762,249
Dow Jones U.S. Technology Sector	813,898,122	—	(55,419,866)	(55,419,866)
Dow Jones U.S. Telecommunications Sector	899,449,357	136,253,082	(14,843,526)	121,409,556
Dow Jones U.S. Total Market	496,098,848	141,761,705	(13,481,593)	128,280,112
Dow Jones U.S. Utilities Sector	677,643,892	114,137,401	(379,756)	113,757,645
KLD 400 Social	25,150,353	1,149,679	(343,641)	806,038
KLD Select SocialSM	74,603,408	7,039,320	(1,135,521)	5,903,799
Morningstar Large Core	130,446,927	12,488,923	(908,105)	11,580,818
Morningstar Large Growth	246,348,022	25,524,102	(6,022,905)	19,501,197
Morningstar Large Value	411,725,599	39,548,549	(192,788)	39,355,761
Morningstar Mid Core	118,160,108	11,611,288	(2,071,303)	9,539,985
Morningstar Mid Growth	198,377,008	19,394,840	(7,224,637)	12,170,203
Morningstar Mid Value	125,796,924	13,232,715	(927,770)	12,304,945
Morningstar Small Core	137,365,981	9,435,695	(2,580,148)	6,855,547
Morningstar Small Growth	57,770,814	3,548,417	(2,906,120)	642,297
Morningstar Small Value	112,717,379	7,686,351	(2,235,896)	5,450,455

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, or issuers of which a Fund owns 5% or more of the outstanding voting securities, for the three quarters Ended January 31, 2007.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
Cohen & Steers Realty Majors
IMMF	1,688	570,078	569,933	1,833	$1,832,922	$117,054	$—
Dow Jones Select Dividend
IMMF	—	2,815,941	2,804,092	11,849	11,849,459	605,590	—

Citizens Banking Corp.(a)	2,122	561	88	2,595	63,591,612	1,399,593	(382,873)
Nicor Inc.	2,294	474	95	2,673	121,627,005	3,378,856	608,837
Universal Corp.	1,354	280	56	1,578	76,265,948	1,864,843	(180,054)
Dow Jones Transportation Average
IMMF	14	65,043	64,654	403	402,784	14,235	—
Dow Jones U.S. Aerospace & Defense
IMMF	—	14,069	13,990	79	78,571	2,928	—
Dow Jones U.S. Basic Materials Sector
IMMF	752	110,602	110,675	679	679,483	23,845	—
Dow Jones U.S. Broker-Dealers
IMMF	—	14,790	14,580	210	209,519	3,141	—
Dow Jones U.S. Consumer Goods Sector
IMMF	30	54,007	53,851	186	185,681	11,987	—
Dow Jones U.S. Consumer Services Sector
IMMF	476	50,760	49,886	1,350	1,350,149	10,768	—
Dow Jones U.S. Energy Sector
IMMF	743	120,762	121,067	438	438,263	25,791	—
Dow Jones U.S. Financial Sector
IMMF	378	101,656	101,351	683	682,883	22,753	—
Dow Jones U.S. Financial Services
IMMF	111	75,447	75,202	356	355,740	17,136	—
Dow Jones U.S. Healthcare Providers
IMMF	—	19,112	19,068	44	43,724	3,772	—
Dow Jones U.S. Healthcare Sector
IMMF	392	184,867	184,348	911	911,055	38,379	—
Dow Jones U.S. Home Construction
IMMF	—	14,773	14,451	322	321,830	3,393	—
Dow Jones U.S. Industrial Sector
IMMF	191	51,525	51,572	144	143,902	11,233	—
Dow Jones U.S. Insurance
IMMF	—	3,674	3,660	14	13,623	805	—
Dow Jones U.S. Medical Devices
IMMF	—	4,748	4,650	98	97,652	993	—
Dow Jones U.S. Oil Equipment & Services
IMMF	—	5,801	5,782	19	18,617	1,253	—
Dow Jones U.S. Oil & Gas Exploration & Production
IMMF	—	8,723	8,641	82	81,975	1,854	—
Dow Jones U.S. Pharmaceuticals
IMMF	—	8,050	8,043	7	6,678	1,724	—
Dow Jones U.S. Real Estate
IMMF	3,000	438,118	438,626	2,492	2,492,421	97,417	—
Dow Jones U.S. Regional Banks
IMMF	—	6,268	6,235	33	32,932	1,393	—
Dow Jones U.S. Technology Sector
IMMF	196	104,453	103,537	1,112	1,111,659	21,419	—
Dow Jones U.S. Telecommunications Sector
IMMF	515	131,617	131,007	1,125	1,125,288	30,042	—
Dow Jones U.S. Total Market
IMMF	442	114,938	114,706	674	674,116	24,587	—

Dow Jones U.S. Utilities Sector
IMMF	779	174,590	174,451	918	918,254	38,461	—
KLD 400 Social
IMMF	—	1,332	1,309	23	22,670	322	—
KLD Select Social SM
IMMF	19	16,266	16,208	77	76,558	3,441	—
Morningstar Large Core
IMMF	47	25,831	25,604	274	273,988	5,209	—
Morningstar Large Growth
IMMF	148	40,521	40,408	261	260,750	8,347	—
Morningstar Large Value
IMMF	167	94,494	93,663	998	997,550	19,532	—
Morningstar Mid Core
IMMF	123	25,435	25,468	90	89,955	5,365	—
Morningstar Mid Growth
IMMF	570	20,636	21,030	176	176,188	4,325	—
Morningstar Mid Value
IMMF	70	32,505	32,467	108	108,444	6,699	—
Morningstar Small Core
IMMF	102	22,655	22,573	184	183,665	4,501	—
Morningstar Small Growth
IMMF	35	10,749	10,544	240	240,160	1,955	—
Morningstar Small Value
IMMF	113	27,206	27,185	134	133,744	6,241	—

(a)	As of January 31, 2007, the Fund owned less than 5% of the outstanding voting securities of this issuer.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of January 31, 2007, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: March 21, 2007

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: March 21, 2007